UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Xtrackers CSI 300 China A-Shares Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND - 99.8%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b) (Cost $2,507,148)	104,047	$3,256,671

SECURITIES LENDING COLLATERAL - 30.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d) (Cost $1,007,533)	1,007,533	1,007,533

TOTAL INVESTMENTS - 130.7% (Cost $3,514,681)		$4,264,204
Other assets and liabilities, net - (30.7%)		(1,000,733)

NET ASSETS - 100.0%		$3,263,471

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUND - 99.8%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
2,932,996	79,474	(389,578)	(50,908)	684,687	28,928	—	104,047	3,256,671
SECURITIES LENDING COLLATERAL - 30.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d)
1,314,136	—	(306,603)	—	—	37,606	—	1,007,533	1,007,533

4,247,132	79,474	(696,181)	(50,908)	684,687	66,534	—	1,111,580	4,264,204

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $970,331, which is 29.7% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	3/5/2018	CNH	21,497,000	USD	3,408,572	$13,235	$—
Goldman Sachs & Co.	3/5/2018	CNH	1,400,000	USD	221,990	867	—
Goldman Sachs & Co.	3/5/2018	USD	3,617,105	CNH	22,897,000	—	(646)
Goldman Sachs & Co.	4/4/2018	CNH	22,897,000	USD	3,610,498	292	—
Goldman Sachs & Co.	4/4/2018	USD	335,364	CNH	2,126,000	—	(154)

Total unrealized appreciation (depreciation)						$14,394	$(800)

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign currency contracts risk exposure as of February 28, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,256,671	$—	$—	$3,256,671
Short-Term Investments	1,007,533	—	—	1,007,533
Derivatives(f)
Forward Foreign Currency Contracts	—	14,394	—	14,394

TOTAL	$4,264,204	$14,394	$—	$4,278,598

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Forward Foreign Currency Contracts	$—	$(800)	$—	$(800)

TOTAL	$—	$(800)	$—	$(800)

(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 11.4%
Alpha Group, Class A	160,992	$294,540
Beijing Enlight Media Co. Ltd., Class A	273,700	540,525
BYD Co. Ltd., Class A	279,437	2,803,862
China Film Co. Ltd., Class A	233,800	622,039
China Grand Automotive Services Co. Ltd., Class A	754,497	872,568
China International Travel Service Corp. Ltd., Class A	302,103	2,499,109
China Shipbuilding Industry Group Power Co. Ltd., Class A	268,331	1,089,518
Chinese Universe Publishing and Media Co. Ltd., Class A	169,771	440,957
Chongqing Changan Automobile Co. Ltd., Class A	611,156	1,157,715
CITIC Guoan Information Industry Co. Ltd., Class A	859,200	1,061,528
Fuyao Glass Industry Group Co. Ltd., Class A	433,240	1,791,962
Great Wall Motor Co. Ltd., Class A	377,711	766,223
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,489,061	12,160,449
Hangzhou Robam Appliances Co. Ltd., Class A	146,884	943,799
Huayi Brothers Media Corp., Class A	524,965	814,465
Huayu Automotive Systems Co. Ltd., Class A	486,759	2,020,248
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	485,930	575,792
Liaoning Cheng Da Co. Ltd., Class A*	381,278	1,066,217
Midea Group Co. Ltd., Class A	1,406,487	12,210,516
Nanjing Xinjiekou Department Store Co. Ltd., Class A(a)	161,768	827,849
Oppein Home Group, Inc., Class A*	13,100	285,698
Perfect World Co. Ltd., Class A	122,100	637,555
Qingdao Haier Co. Ltd., Class A	939,919	2,904,624
SAIC Motor Corp. Ltd., Class A	1,084,552	5,764,172
Shandong Linglong Tyre Co. Ltd., Class A	151,502	454,542
Shanghai Oriental Pearl Group Co. Ltd., Class A	413,753	1,006,028
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,015,580	1,365,445
Songcheng Performance Development Co. Ltd., Class A	229,724	713,543
Suning.com Co. Ltd., Class A	1,147,351	2,265,880
Suofeiya Home Collection Co. Ltd., Class A	172,459	998,598
TCL Corp., Class A	2,505,580	1,484,466
Triangle Tyre Co. Ltd., Class A	75,300	212,117
Wanda Film Holding Co. Ltd., Class A(a)	137,403	1,190,647
Wanxiang Qianchao Co. Ltd., Class A	431,389	606,582
Wuchan Zhongda Group Co. Ltd., Class A	539,930	570,682
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	99,789	327,138
Zhejiang Century Huatong Group Co. Ltd., Class A	135,004	699,603

		66,047,201

Consumer Staples - 7.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	641,613	639,637
Henan Shuanghui Investment & Development Co. Ltd., Class A	307,815	1,318,408
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,880,735	9,642,128
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	186,553	3,477,587
Kweichow Moutai Co. Ltd., Class A	155,540	17,831,256
Luzhou Laojiao Co. Ltd., Class A	226,608	2,091,187
Muyuan Foodstuff Co. Ltd., Class A	109,100	839,775
New Hope Liuhe Co. Ltd., Class A	662,946	792,875
Shanghai Bailian Group Co. Ltd., Class A	251,355	459,861
Wuliangye Yibin Co. Ltd., Class A	587,636	6,896,217
Yonghui Superstores Co. Ltd., Class A	1,181,992	1,904,782

		45,893,713

Energy - 2.4%
China Coal Energy Co. Ltd., Class A	573,187	509,842
China Merchants Energy Shipping Co. Ltd., Class A	667,300	421,708
China Petroleum & Chemical Corp., Class A	3,239,515	3,280,716
China Shenhua Energy Co. Ltd., Class A	609,740	2,327,407

Offshore Oil Engineering Co. Ltd., Class A	694,483	713,190
PetroChina Co. Ltd., Class A	1,994,421	2,520,794
Shaanxi Coal Industry Co. Ltd., Class A	1,244,008	1,715,805
Shanxi Meijin Energy Co. Ltd., Class A	384,200	381,196
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	492,000	718,236
Sinopec Oilfield Service Corp., Class A*	580,700	209,178
Wintime Energy Co. Ltd., Class A(a)	1,911,385	976,001
Yanzhou Coal Mining Co. Ltd., Class A	121,123	301,205

		14,075,278

Financials - 33.3%
Agricultural Bank of China Ltd., Class A	11,835,970	7,722,973
Anxin Trust Co. Ltd., Class A	570,520	1,157,354
Avic Capital Co. Ltd., Class A	1,407,090	1,220,463
Bank of Beijing Co. Ltd., Class A	4,579,165	5,288,522
Bank of China Ltd., Class A	6,525,700	4,361,120
Bank of Communications Co. Ltd., Class A	8,507,010	8,736,166
Bank of Guiyang Co. Ltd., Class A	432,200	1,040,640
Bank of Hangzhou Co. Ltd., Class A	123,180	228,670
Bank of Jiangsu Co. Ltd., Class A	2,135,800	2,530,768
Bank of Nanjing Co. Ltd., Class A	1,581,400	2,261,106
Bank of Ningbo Co. Ltd., Class A	782,261	2,506,399
Bank of Shanghai Co. Ltd., Class A	268,870	647,803
Bohai Capital Holding Co. Ltd., Class A(a)	673,700	572,030
Central China Securities Co. Ltd., Class A	254,500	258,943
Changjiang Securities Co. Ltd., Class A	1,197,627	1,413,425
China CITIC Bank Corp. Ltd., Class A	961,501	1,039,050
China Construction Bank Corp., Class A	2,087,158	2,740,230
China Everbright Bank Co. Ltd., Class A	4,930,387	3,357,290
China Galaxy Securities Co. Ltd., Class A	197,800	317,817
China Life Insurance Co. Ltd., Class A	514,259	2,182,320
China Merchants Bank Co. Ltd., Class A	3,193,518	15,287,716
China Merchants Securities Co. Ltd., Class A	708,527	1,914,182
China Minsheng Banking Corp. Ltd., Class A	7,319,882	9,818,437
China Pacific Insurance Group Co. Ltd., Class A	973,193	6,154,817
CITIC Securities Co. Ltd., Class A	2,435,295	6,967,879
Dongxing Securities Co. Ltd., Class A	343,222	747,773
Everbright Securities Co. Ltd., Class A	604,392	1,232,752
First Capital Securities Co. Ltd., Class A	660,480	900,536
Founder Securities Co. Ltd., Class A*	1,273,542	1,305,836
GF Securities Co. Ltd., Class A	921,303	2,417,701
Guosen Securities Co. Ltd., Class A	764,602	1,311,885
Guotai Junan Securities Co. Ltd., Class A	1,168,375	3,293,121
Guoyuan Securities Co. Ltd., Class A	633,202	955,380
Haitong Securities Co. Ltd., Class A	2,503,735	4,786,349
Huaan Securities Co. Ltd., Class A	339,100	398,059
Huatai Securities Co. Ltd., Class A	1,006,573	2,749,609
Huaxia Bank Co. Ltd., Class A	1,975,660	2,902,858
Hubei Biocause Pharmaceutical Co. Ltd., Class A	463,900	551,154
Industrial & Commercial Bank of China Ltd., Class A	6,678,184	7,037,441
Industrial Bank Co. Ltd., Class A	3,856,600	10,882,198
Industrial Securities Co. Ltd., Class A	1,440,048	1,572,119
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	65,200	99,198
New China Life Insurance Co. Ltd., Class A	257,623	2,146,214
Northeast Securities Co. Ltd., Class A	441,625	563,064
Orient Securities Co. Ltd., Class A	924,437	1,960,019
Pacific Securities Co. Ltd., Class A	2,138,433	1,047,340
Ping An Bank Co. Ltd., Class A	2,664,347	5,072,341
Ping An Insurance Group Co. of China Ltd., Class A	3,354,036	35,906,387
SDIC Capital Co. Ltd., Class A	267,300	520,707

Sealand Securities Co. Ltd., Class A	925,949	671,476
Shanghai Pudong Development Bank Co. Ltd., Class A	3,632,642	7,151,074
Shanxi Securities Co. Ltd., Class A	530,498	657,937
Shenwan Hongyuan Group Co. Ltd., Class A	1,400,431	1,110,698
Sinolink Securities Co. Ltd., Class A	666,330	894,827
SooChow Securities Co. Ltd., Class A	740,094	997,394
Southwest Securities Co. Ltd., Class A	884,932	630,547
Western Securities Co. Ltd., Class A	550,321	867,716
Zheshang Securities Co. Ltd., Class A*	116,100	247,076

		193,314,906

Health Care - 5.4%
Aier Eye Hospital Group Co. Ltd., Class A	190,552	1,092,826
Beijing Tongrentang Co. Ltd., Class A	170,595	873,257
Chongqing Zhifei Biological Products Co. Ltd., Class A	151,500	688,147
Dong-E-E-Jiao Co. Ltd., Class A	161,119	1,529,861
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	173,623	707,165
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	130,656	267,113
Huadong Medicine Co. Ltd., Class A	152,112	1,350,131
Hualan Biological Engineering, Inc., Class A	174,035	738,538
Jiangsu Hengrui Medicine Co. Ltd., Class A	523,269	5,992,027
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	292,259	962,731
Kangmei Pharmaceutical Co. Ltd., Class A	920,140	3,065,922
Lepu Medical Technology Beijing Co. Ltd., Class A	332,900	1,455,303
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	326,526	1,188,586
Searainbow Holding Corp., Class A*	222,698	1,263,110
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	22,900	180,465
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	310,384	1,956,603
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	357,822	1,257,281
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	461,372	1,433,194
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	128,800	797,280
Tasly Pharmaceutical Group Co. Ltd., Class A	200,892	1,140,065
Yunnan Baiyao Group Co. Ltd., Class A	161,186	2,375,962
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	92,149	1,061,035

		31,376,602

Industrials - 13.7%
AECC Aero-Engine Control Co. Ltd., Class A	142,016	340,821
AECC Aviation Power Co. Ltd., Class A	280,982	1,150,208
Air China Ltd., Class A	616,534	1,345,182
Aurora Optoelectronics Co. Ltd., Class A*(a)	202,632	521,298
AVIC Aircraft Co. Ltd., Class A	434,178	1,014,534
AVIC Helicopter Co. Ltd., Class A	74,264	461,693
Beijing Orient Landscape & Environment Co. Ltd., Class A	417,900	1,274,266
Beijing Originwater Technology Co. Ltd., Class A	584,678	1,529,705
China Avionics Systems Co. Ltd., Class A	162,848	343,732
China Communications Construction Co. Ltd., Class A	472,596	1,028,892
China CSSC Holdings Ltd., Class A*(a)	254,009	916,904
China Eastern Airlines Corp. Ltd., Class A	1,216,665	1,499,327
China Gezhouba Group Co. Ltd., Class A	855,512	1,279,991
China High-Speed Railway Technology Co. Ltd., Class A	528,210	630,898
China National Chemical Engineering Co. Ltd., Class A	619,657	655,929
China Nuclear Engineering Corp. Ltd., Class A	245,800	370,865
China Railway Construction Corp. Ltd., Class A	1,416,170	2,353,757
China Railway Group Ltd., Class A	1,722,787	2,074,040
China Shipbuilding Industry Co. Ltd., Class A*	2,939,194	2,660,808

China Southern Airlines Co. Ltd., Class A	1,091,160	2,035,959
China Spacesat Co. Ltd., Class A	186,340	616,472
China State Construction Engineering Corp. Ltd., Class A	4,641,051	6,679,828
CITIC Heavy Industries Co. Ltd., Class A*	538,500	303,728
COSCO SHIPPING Development Co. Ltd., Class A*	995,000	495,182
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,181,306	1,125,409
CRRC Corp. Ltd., Class A	2,259,646	3,730,674
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A(a)	123,293	480,955
Daqin Railway Co. Ltd., Class A	1,848,160	2,721,360
Guangshen Railway Co. Ltd., Class A	1,066,250	798,487
Guangzhou Port Co. Ltd., Class A	232,500	214,152
Guoxuan High-Tech Co. Ltd., Class A	213,366	707,231
Hainan Airlines Holding Co. Ltd., Class A(a)	4,136,000	1,967,075
Han’s Laser Technology Industry Group Co. Ltd., Class A	264,137	2,375,334
Jiangsu Guoxin Corp. Ltd., Class A*	201,642	296,912
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	582,200	659,511
Jiangsu Zhongtian Technology Co. Ltd., Class A	664,068	1,327,191
Jihua Group Corp. Ltd., Class A	416,000	350,309
Luxshare Precision Industry Co. Ltd., Class A	490,658	1,898,446
Metallurgical Corp. of China Ltd., Class A	1,679,200	1,103,637
NARI Technology Co. Ltd., Class A	523,442	1,342,202
Ningbo Zhoushan Port Co. Ltd., Class A	1,241,100	1,056,881
Power Construction Corp. of China Ltd., Class A	1,427,806	1,655,754
Sany Heavy Industry Co. Ltd., Class A	1,423,744	1,862,486
SF Holding Co. Ltd., Class A	68,600	540,498
Shanghai Construction Group Co. Ltd., Class A	1,396,811	836,388
Shanghai Electric Group Co. Ltd., Class A*	1,104,803	1,031,580
Shanghai International Airport Co. Ltd., Class A	297,794	2,299,264
Shanghai International Port Group Co. Ltd., Class A	945,653	1,133,977
Shanghai Tunnel Engineering Co. Ltd., Class A	593,994	713,224
Shenzhen Inovance Technology Co. Ltd., Class A	311,134	1,549,894
Siasun Robot & Automation Co. Ltd., Class A*	342,273	970,121
Spring Airlines Co. Ltd., Class A	85,127	447,995
STO Express Co. Ltd., Class A	93,700	359,286
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	495,845	1,109,276
TBEA Co. Ltd., Class A	1,154,418	1,643,306
Tus-Sound Environmental Resources Co. Ltd., Class A	158,106	729,893
Weichai Power Co. Ltd., Class A	1,501,818	2,016,818
XCMG Construction Machinery Co. Ltd., Class A	1,318,272	883,083
Xiamen C & D, Inc., Class A	446,481	866,228
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	631,925	1,764,138
YTO Express Group Co. Ltd., Class A	107,711	264,278
Zhejiang Chint Electrics Co. Ltd., Class A	133,200	490,122
Zhengzhou Yutong Bus Co. Ltd., Class A	411,007	1,506,495
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,371,303	927,274

		79,341,163

Information Technology - 9.3%
Aisino Corp., Class A	348,595	1,109,754
Beijing Shiji Information Technology Co. Ltd., Class A	98,940	443,936
Beijing Xinwei Technology Group Co. Ltd., Class A(a)	430,545	1,101,663
BOE Technology Group Co. Ltd., Class A	7,333,974	6,558,226
DHC Software Co. Ltd., Class A	593,008	763,570
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,185,717	1,539,868
East Money Information Co. Ltd., Class A	931,140	2,028,663
Fiberhome Telecommunication Technologies Co. Ltd., Class A	173,602	779,488
Focus Media Information Technology Co. Ltd., Class A	1,519,289	3,605,296
Giant Network Group Co. Ltd., Class A	187,999	979,276
GoerTek, Inc., Class A	603,142	1,482,723

Guangzhou Haige Communications Group, Inc. Co., Class A	506,640	809,247
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,601	145,749
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,142,859	7,686,470
Hithink RoyalFlush Information Network Co. Ltd., Class A	66,572	510,215
Hundsun Technologies, Inc., Class A	152,933	1,153,491
Iflytek Co. Ltd., Class A	300,819	2,622,987
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	377,400	134,157
LONGi Green Energy Technology Co. Ltd., Class A	430,519	2,343,215
O-film Tech Co. Ltd., Class A	588,112	2,006,057
Ourpalm Co. Ltd., Class A	692,800	716,935
Sanan Optoelectronics Co. Ltd., Class A	759,921	3,078,344
Shenzhen Huiding Technology Co. Ltd., Class A	14,100	191,067
Shenzhen Sunway Communication Co. Ltd., Class A	242,852	1,538,952
Suzhou Victory Precision Manufacture Co. Ltd., Class A	642,534	551,222
Tsinghua Tongfang Co. Ltd., Class A	550,651	894,334
Unisplendour Corp. Ltd., Class A	45,200	432,040
Wangsu Science & Technology Co. Ltd., Class A	452,861	886,476
Yonyou Network Technology Co. Ltd., Class A	226,689	1,173,647
Youzu Interactive Co. Ltd., Class A	133,295	507,951
Zhejiang Dahua Technology Co. Ltd., Class A	537,055	2,452,151
ZTE Corp., Class A*	734,417	3,740,833

		53,968,003

Materials - 7.5%
Aluminum Corp. of China Ltd., Class A*	2,354,752	2,194,966
Angang Steel Co. Ltd., Class A	578,400	662,517
Anhui Conch Cement Co. Ltd., Class A	621,896	3,195,207
Baiyin Nonferrous Group Co. Ltd., Class A	238,200	230,316
Baoshan Iron & Steel Co. Ltd., Class A	2,744,890	4,354,008
BBMG Corp., Class A	1,045,600	883,792
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	279,468	1,483,990
Beijing Shougang Co. Ltd., Class A*	504,569	457,576
China Hainan Rubber Industry Group Co. Ltd., Class A*	397,600	366,851
China Molybdenum Co. Ltd., Class A	830,890	1,126,319
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	675,418	1,396,827
Hesteel Co. Ltd., Class A	1,333,978	836,700
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	4,249,807	1,591,286
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	1,150,170	887,591
Jiangsu Bicon Pharmaceutical Listed Co., Class A	93,906	386,633
Jiangxi Copper Co. Ltd., Class A	325,495	947,764
Jiangxi Ganfeng Lithium Co. Ltd., Class A	157,983	1,806,590
Jinduicheng Molybdenum Co. Ltd., Class A*	306,204	342,027
Kangde Xin Composite Material Group Co. Ltd., Class A(a)	771,578	2,338,212
Kingenta Ecological Engineering Group Co. Ltd., Class A	496,102	664,657
Lomon Billions Group Co. Ltd., Class A	193,051	555,104
Minmetals Capital Co. Ltd., Class A*	105,300	181,503
Qinghai Salt Lake Industry Co. Ltd., Class A	437,409	894,928
Shandong Gold Mining Co. Ltd., Class A	232,443	952,614
Shandong Nanshan Aluminum Co. Ltd., Class A	1,741,600	927,276
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	13,700	114,544
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	521,938	839,454
Sinopec Shanghai Petrochemical Co. Ltd., Class A	457,150	423,240
Tianqi Lithium Corp., Class A	212,551	2,065,568
Tongling Nonferrous Metals Group Co. Ltd., Class A*	1,983,220	871,056
Wanhua Chemical Group Co. Ltd., Class A(a)	529,771	3,102,334
Xiamen Tungsten Co. Ltd., Class A	134,851	533,268

Zhejiang Huayou Cobalt Co. Ltd., Class A*	91,700	1,753,158
Zhejiang Longsheng Group Co. Ltd., Class A	712,588	1,425,289
Zhongjin Gold Corp. Ltd., Class A	540,971	741,010
Zijin Mining Group Co. Ltd., Class A	3,197,551	2,323,838

		43,858,013

Real Estate - 5.2%
Beijing Capital Development Co. Ltd., Class A	405,686	591,592
China Fortune Land Development Co. Ltd., Class A	368,124	2,165,880
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	733,739	2,535,251
China Vanke Co. Ltd., Class A	1,504,354	7,771,921
Financial Street Holdings Co. Ltd., Class A	377,415	614,167
Future Land Holdings Co. Ltd., Class A	279,415	1,496,070
Gemdale Corp., Class A	698,452	1,412,464
Greenland Holdings Corp. Ltd., Class A	1,129,527	1,366,961
Poly Real Estate Group Co. Ltd., Class A	2,201,430	5,088,383
RiseSun Real Estate Development Co. Ltd., Class A	546,020	945,475
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	226,954	690,597
Shanghai SMI Holding Co. Ltd., Class A*	396,498	526,200
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	241,001	461,098
Xinhu Zhongbao Co. Ltd., Class A*	1,350,346	923,769
Yango Group Co. Ltd., Class A	502,597	665,418
Youngor Group Co. Ltd., Class A	784,520	1,116,759
Zhejiang China Commodities City Group Co. Ltd., Class A	854,083	724,611
Zhongtian Financial Group Co. Ltd., Class A(a)	919,500	1,137,757

		30,234,373

Telecommunication Services - 0.7%
China United Network Communications Ltd., Class A*	2,817,615	2,857,902
Dr Peng Telecom & Media Group Co. Ltd., Class A(a)	526,179	1,136,653

		3,994,555

Utilities - 2.6%
Beijing Capital Co. Ltd., Class A	755,312	593,080
China National Nuclear Power Co. Ltd., Class A	1,450,600	1,647,810
China Yangtze Power Co. Ltd., Class A	2,047,610	5,328,088
Datang International Power Generation Co. Ltd., Class A*	940,300	566,007
GD Power Development Co. Ltd., Class A	3,662,400	1,735,872
Huaneng Power International, Inc., Class A	1,299,500	1,270,859
SDIC Power Holdings Co. Ltd., Class A	1,264,180	1,374,131
Shanghai Electric Power Co. Ltd., Class A	298,500	378,224
Sichuan Chuantou Energy Co. Ltd., Class A	690,906	1,002,057
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,262,490	1,109,005

		15,005,133

TOTAL COMMON STOCKS (Cost $432,082,990)		577,108,940

TOTAL INVESTMENTS - 99.4% (Cost $432,082,990)		$577,108,940
Other assets and liabilities, net - 0.6%		3,319,159

NET ASSETS - 100.0%		$580,428,099

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$558,518,777	$—	$18,590,163	$577,108,940

TOTAL	$558,518,777	$—	$18,590,163	$577,108,940

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$18,009,364
Purchases	10,442,932
Sales	(6,380,833)
Realized gain (loss)	(1,416,820)
Change in unrealized gain (loss)	1,985,344
Transfers into Level 3(c)	8,650,620
Transfer out of Level 3(c)	(12,700,444)
Balance at February 28, 2018	18,590,163
Change in unrealized gain (loss) related to investments still held at February 28, 2018	1,018,984

(c)	During the period ended Febraury 28, 2018, the amount of transfers between Level 1 and Level 3 was $8,650,620 and between Level 3 and Level 1 was $12,700,444. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 2/28/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$2,018,496	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	976,001	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	572,030	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	1,433,194	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	3,886,232	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	1,101,663	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	6,328,137	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	1,137,757	Market Approach	Last traded price adjusted for proxy.
Common Stock: Telecommunication Services	1,136,653	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -8% to 11% with a weighted average range of approximately 0.0%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 12.1%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	52,800	$64,817
Anhui Zhongding Sealing Parts Co. Ltd., Class A	29,500	77,788
Beijing Gehua CATV Network Co. Ltd., Class A	27,700	53,479
Beijing HualuBaina Film & TV Co. Ltd., Class A	16,800	29,701
Beiqi Foton Motor Co. Ltd., Class A	186,200	75,015
Besttone Holdings Co. Ltd., Class A	9,600	20,354
Changjiang Publishing & Media Co. Ltd., Class A	25,300	27,061
Chengdu B-Ray Media Co. Ltd., Class A	31,200	22,527
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	1,800	7,849
China CYTS Tours Holding Co. Ltd., Class A	23,200	83,938
Chongqing Department Store Co. Ltd., Class A	9,900	39,290
Chongqing Sokon Industry Group Co. Ltd., Class A	7,200	20,486
Chongqing Zongshen Power Machinery Co. Ltd., Class A	28,200	25,262
Dashang Co. Ltd., Class A	7,500	42,255
DongFeng Automobile Co. Ltd., Class A	34,900	28,507
Eastern Gold Jade Co. Ltd., Class A(a)	26,500	40,871
Eastern Pioneer Driving School Co. Ltd., Class A	5,000	31,464
Elec-Tech International Co. Ltd., Class A*(a)	39,900	27,741
Gansu Gangtai Holding Group Co. Ltd., Class A	17,800	31,440
Global Top E-Commerce Co. Ltd., Class A	24,500	75,402
Guangdong Advertising Group Co. Ltd., Class A	69,384	52,508
Guangdong Chj Industry Co. Ltd., Class A(a)	16,900	29,095
Guangxi Radio and Television Information Network Corp. Ltd., Class A*	46,600	42,849
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	10,600	14,620
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	12,500	18,485
Haima Automobile Group Co. Ltd., Class A*	46,400	27,271
Hang Zhou Great Star Industrial Co. Ltd., Class A	22,453	43,313
Hisense Electric Co. Ltd., Class A	31,200	76,947
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	39,500	30,392
Jason Furniture Hangzhou Co. Ltd., Class A	3,282	31,081
Jiangsu Hongtu High Technology Co. Ltd., Class A(a)	38,700	55,700
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	30,700	37,493
Jinzhou Cihang Group Co. Ltd., Class A	36,100	39,696
Joyoung Co. Ltd., Class A	13,300	36,247
KingClean Electric Co. Ltd., Class A	3,400	17,593
Leo Group Co. Ltd., Class A	134,095	55,930
Lifan Industry Group Co. Ltd., Class A	27,600	27,123
Loncin Motor Co. Ltd., Class A	44,650	46,488
Meisheng Cultural & Creative Corp. Ltd., Class A*(a)	1,500	4,285
Meisheng Cultural & Creative Corp. Ltd., Class A(a)	10,260	29,310
NanJi E-Commerce Co. Ltd., Class A*	34,000	76,976
Nanjing Central Emporium, Class A	23,000	29,579
NavInfo Co. Ltd., Class A	41,750	146,763
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,100	48,548
Ningbo Peacebird Fashion Co. Ltd., Class A	2,400	10,981
Ningbo Tuopu Group Co. Ltd., Class A*	9,000	31,140
People.cn Co. Ltd., Class A	22,200	37,809
Rastar Group, Class A	25,000	21,250
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	6,300	36,240
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	54,950	25,176

Shanghai New World Co. Ltd., Class A	16,542	24,514
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	41,300	63,554
Shenzhen Fenda Technology Co. Ltd., Class A	16,500	25,390
Shenzhen Tellus Holding Co. Ltd., Class A*	2,000	10,759
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	27,650	33,112
Sichuan Changhong Electric Co. Ltd., Class A	147,300	71,677
Sichuan Chengfei Integration Technology Corp., Class A	7,300	25,246
Sinomach Automobile Co. Ltd., Class A	16,350	24,462
Sou Yu Te Group Co. Ltd., Class A	38,224	31,705
UTour Group Co. Ltd., Class A	17,700	36,829
Visual China Group Co. Ltd., Class A*	13,900	54,265
Wangfujing Group Co. Ltd., Class A	13,330	40,983
Wasu Media Holding Co. Ltd., Class A(a)	21,300	38,850
Weifu High-Technology Group Co. Ltd., Class A	20,300	76,268
Wuhan Department Store Group Co. Ltd., Class A	15,309	39,207
Wuxi Little Swan Co. Ltd., Class A	9,105	100,407
Xinhua Winshare Publishing and Media Co. Ltd., Class A	6,200	11,735
Xinhuanet Co. Ltd., Class A*	6,050	22,902
Yantai Tayho Advanced Materials Co. Ltd., Class A	18,800	35,524
Yihua Lifestyle Technology Co. Ltd., Class A	47,900	64,704
Yotrio Group Co. Ltd., Class A	44,740	30,889
Zhejiang Aokang Shoes Co. Ltd., Class A	6,800	14,697
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	21,100	46,370
Zhejiang Huace Film & TV Co. Ltd., Class A	28,100	57,670
Zhejiang Orient Holdings Co., Class A	13,900	45,217
Zhejiang Supor Cookware Co. Ltd., Class A	6,500	45,072
Zhejiang Yasha Decoration Co. Ltd., Class A	33,800	35,832

		3,113,975

Consumer Staples - 6.8%
Angel Yeast Co. Ltd., Class A	20,300	99,552
Anhui Gujing Distillery Co. Ltd., Class A	4,800	45,410
Anhui Kouzi Distillery Co. Ltd., Class A	12,400	85,396
Anhui Yingjia Distillery Co. Ltd., Class A	10,100	24,925
Beijing Shunxin Agriculture Co. Ltd., Class A	16,000	48,560
Beijing Yanjing Brewery Co. Ltd., Class A	56,700	64,319
Better Life Commercial Chain Share Co. Ltd., Class A	12,830	32,371
Bright Dairy & Food Co. Ltd., Class A	25,300	52,363
By-health Co. Ltd., Class A(a)	29,700	74,876
Chuying Agro-pastora Group Co. Ltd., Class A	75,900	45,687
COFCO Tunhe Sugar Co. Ltd., Class A	40,900	45,814
Fujian Sunner Development Co. Ltd., Class A	19,700	45,286
Gansu Yasheng Industrial Group Co. Ltd., Class A	65,600	39,177
Guangdong Haid Group Co. Ltd., Class A	25,600	90,396
Hebei Chengde Lolo Co., Class A	25,641	37,350
Heilongjiang Agriculture Co. Ltd., Class A	28,300	47,662
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	109,220	43,139
Jiangsu King’s Luck Brewery JSC Ltd., Class A	20,000	50,051
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	23,000	97,676
Laobaixing Pharmacy Chain JSC, Class A	3,400	32,252
Opple Lighting Co. Ltd., Class A	4,600	33,147
Shandong Denghai Seeds Co. Ltd., Class A	14,950	26,832
Shanghai Feilo Acoustics Co. Ltd., Class A	29,200	39,813
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,000	18,956
Shanghai Jahwa United Co. Ltd., Class A	18,732	100,652
Shanghai Maling Aquarius Co. Ltd., Class A	26,800	30,951
Shenzhen Agricultural Products Co. Ltd., Class A	28,400	29,435
Tongwei Co. Ltd., Class A	63,800	101,604

Tsingtao Brewery Co. Ltd., Class A	14,000	84,338
V V Food & Beverage Co. Ltd., Class A	49,200	32,414
Yuan Longping High-tech Agriculture Co. Ltd., Class A(a)	31,000	114,432
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	21,260	28,215

		1,743,051

Energy - 2.4%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	20,000	32,609
Datong Coal Industry Co. Ltd., Class A*	35,300	33,909
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	45,600	26,368
Geo-Jade Petroleum Corp., Class A	47,640	26,419
Guanghui Energy Co. Ltd., Class A	124,800	87,544
Guizhou Panjiang Refined Coal Co. Ltd., Class A	28,900	30,637
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	26,100	43,915
Jinhong Holding Group Co. Ltd., Class A	14,600	27,219
Jizhong Energy Resources Co. Ltd., Class A	42,300	37,559
Oriental Energy Co. Ltd., Class A	34,300	61,344
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	47,700	94,051
Yang Quan Coal Industry Group Co. Ltd., Class A*	50,600	69,471
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,900	52,207

		623,252

Financials - 1.4%
Guangdong Golden Dragon Development, Inc., Class A	18,000	39,700
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	9,000	10,508
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A*	700	817
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	35,200	43,656
Shaanxi International Trust Co. Ltd., Class A	62,300	40,061
Shanghai AJ Group Co. Ltd., Class A	45,880	90,825
Wuxi Rural Commercial Bank Co. Ltd., Class A	36,800	45,698
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	26,200	84,070

		355,335

Health Care - 11.6%
Autobio Diagnostics Co. Ltd., Class A	3,300	25,850
Beijing SL Pharmaceutical Co. Ltd., Class A	16,400	77,757
Beijing Tiantan Biological Products Corp. Ltd., Class A	13,500	57,374
Changchun High & New Technology Industries, Inc., Class A	5,600	143,683
Chengzhi Co. Ltd., Class A	10,009	24,985
China Animal Husbandry Industry Co. Ltd., Class A	9,400	30,237
China National Accord Medicines Corp. Ltd., Class A	6,200	55,344
China National Medicines Corp. Ltd., Class A	12,300	56,724
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	18,000	63,304
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,900	63,630
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	21,262	48,037
Dian Diagnostics Group Co. Ltd., Class A	13,240	41,877
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	16,300	26,860
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	34,050	43,091
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	26,800	39,081
Hainan Haiyao Co. Ltd., Class A(a)	31,046	60,093
Harbin Gloria Pharmaceuticals Co. Ltd., Class A(a)	37,250	35,248
Harbin Pharmaceutical Group Co. Ltd., Class A	60,120	47,967

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,800	66,453
Humanwell Healthcare Group Co. Ltd., Class A	37,900	93,769
Hybio Pharmaceutical Co. Ltd., Class A	19,000	43,947
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	18,348	36,699
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,885	82,340
Jiangzhong Pharmaceutical Co. Ltd., Class A	7,306	27,887
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	21,500	27,106
Jinyu Bio-Technology Co. Ltd., Class A	36,480	163,452
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	32,500	61,206
KPC Pharmaceuticals, Inc., Class A	22,498	32,132
Livzon Pharmaceutical Group, Inc., Class A	8,922	96,529
Mayinglong Pharmaceutical Group Co. Ltd., Class A	12,300	34,279
Pengqi Technology Development Co. Ltd., Class A(a)	39,400	61,338
Realcan Pharmaceutical Co. Ltd., Class A	29,930	67,714
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	28,604	29,284
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,200	34,756
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	63,350	56,349
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,400	42,726
Shinva Medical Instrument Co. Ltd., Class A	13,769	30,390
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	35,400	143,680
Sichuan Languang Development Co. Ltd., Class A	36,000	55,625
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	73,000	44,288
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,062	25,631
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*(a)	15,000	32,039
Winning Health Technology Group Co. Ltd., Class A	46,019	66,962
Xiangxue Pharmaceutical Co. Ltd., Class A*	20,310	27,564
Yifan Pharmaceutical Co. Ltd., Class A	24,100	79,540
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	54,240	58,615
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	24,400	52,351
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,983	107,124
Zhejiang Medicine Co. Ltd., Class A	24,200	59,797
Zhejiang NHU Co. Ltd., Class A	20,600	122,796
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	26,550	33,347
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	12,500	40,900
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	22,640	28,043

		3,007,800

Industrials - 22.6%
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	77,400	46,835
Antong Holdings Co. Ltd., Class A*(a)	16,900	60,594
Avic Aviation High-Technology Co. Ltd., Class A*	17,600	23,330
AVIC Electromechanical Systems Co. Ltd., Class A	38,352	58,775
Avic Heavy Machinery Co. Ltd., Class A	19,100	31,413
Beijing Changjiu Logistics Corp., Class A	2,400	8,713
Beijing New Building Materials PLC, Class A	36,700	137,418
Beijing Shouhang Resources Saving Co. Ltd., Class A	52,755	53,760
Beijing SPC Environment Protection Tech Co. Ltd., Class A	25,800	64,199
Beijing Watertek Information Technology Co. Ltd., Class A	24,100	64,386
BlueFocus Communication Group Co. Ltd., Class A	61,700	71,160
Camel Group Co. Ltd., Class A	17,500	34,118
Changyuan Group Ltd., Class A	54,140	134,805

Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	25,426
China Aerospace Times Electronics Co. Ltd., Class A*	75,900	87,658
China Baoan Group Co. Ltd., Class A	85,600	81,685
China CAMC Engineering Co. Ltd., Class A	22,082	58,157
China International Marine Containers Group Co. Ltd., Class A	30,300	89,232
China Meheco Co. Ltd., Class A	21,600	77,432
China Railway Tielong Container Logistics Co. Ltd., Class A	37,600	52,811
Chongqing Construction Engineering Group Co. Ltd., Class A*	7,900	8,125
Citic Offshore Helicopter Co. Ltd., Class A*	17,501	22,618
CMST Development Co. Ltd., Class A	43,900	66,653
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	57,400	51,238
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	37,200	30,973
Dalian Port PDA Co. Ltd., Class A	130,320	52,708
Dazhong Transportation Group Co. Ltd., Class A	51,350	37,724
Dongfang Electric Corp. Ltd., Class A*	47,800	71,668
Dongjiang Environmental Co. Ltd., Class A	16,500	39,468
Eternal Asia Supply Chain Management Ltd., Class A	59,100	62,466
Fangda Carbon New Material Co. Ltd., Class A	43,500	203,085
Far East Smarter Energy Co. Ltd., Class A(a)	35,300	29,251
Foshan Electrical and Lighting Co. Ltd., Class A	23,440	32,515
Fujian Longking Co. Ltd., Class A	34,100	83,021
Galaxy Biomedical Investment Co. Ltd., Class A*	25,900	27,129
Gem-Year Industrial Co. Ltd., Class A*	20,900	27,902
Guangxi Liugong Machinery Co. Ltd., Class A	33,100	50,360
Guangzhou Baiyun International Airport Co. Ltd., Class A	42,500	109,918
Guangzhou Guangri Stock Co. Ltd., Class A	18,300	25,240
Guosheng Financial Holding, Inc., Class A	23,820	57,617
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,300	32,332
Henan Pinggao Electric Co. Ltd., Class A	28,400	38,947
Henan Senyuan Electric Co. Ltd., Class A(a)	14,600	32,781
Hongfa Technology Co. Ltd., Class A	12,700	90,231
Hunan Corun New Energy Co. Ltd., Class A*	41,147	39,720
Inner Mongolia First Machinery Group Co. Ltd., Class A	27,300	55,725
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A*	45,900	28,427
Jiangsu Zongyi Co. Ltd., Class A*	32,000	32,610
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	18,300	33,856
Jiangxi Special Electric Motor Co. Ltd., Class A	46,900	88,473
Jinlong Machinery & Electronics Co. Ltd., Class A(a)	13,000	26,893
Keda Clean Energy Co. Ltd., Class A	50,200	81,690
Lanzhou LS Heavy Equipment Co. Ltd., Class A	13,300	16,054
Mesnac Co. Ltd., Class A*	26,800	37,133
Minmetals Development Co. Ltd., Class A*	18,200	30,422
Montnets Rongxin Technology Group Co. Ltd., Class A	20,800	32,665
Neoglory Prosperity, Inc., Class A(a)	20,350	45,595
North Industries Group Red Arrow Co. Ltd., Class A*	24,147	29,795
North Navigation Control Technology Co. Ltd., Class A	35,600	57,426
Northcom Group Co. Ltd., Class A*	21,600	94,973
Orient Group, Inc., Class A*	118,490	84,054
Palm Eco-Town Development Co. Ltd., Class A	41,450	48,657
Pubang Landscape Architecture Co. Ltd., Class A	42,919	36,277
Qingdao TGOOD Electric Co. Ltd., Class A	20,100	41,918
Rizhao Port Co. Ltd., Class A	75,800	45,508
Saurer Intelligent Technology Co. Ltd., Class A	22,700	35,576

Shaanxi J&R Optimum Energy Co. Ltd., Class A(a)	36,100	41,631
Shanghai Environment Group Co. Ltd., Class A*	14,000	45,918
Shanghai Lansheng Corp., Class A	8,900	16,761
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,300	47,194
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	22,699	30,554
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,800	41,925
Shanghai Zhixin Electric Co. Ltd., Class A	28,460	23,651
Shantui Construction Machinery Co. Ltd., Class A*	41,700	29,252
Shenzhen Airport Co. Ltd., Class A	43,000	59,037
Shenzhen Desay Battery Technology Co., Class A	4,900	27,320
Shenzhen Glory Medical Co. Ltd., Class A	14,687	17,960
Shenzhen Grandland Group Co. Ltd., Class A	25,500	32,350
Shenzhen Hifuture Electric Co. Ltd., Class A*(a)	30,200	63,149
Shenzhen Hongtao Decoration Co. Ltd., Class A	29,760	21,346
Shenzhen Tagen Group Co. Ltd., Class A	25,320	38,643
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	36,300	62,856
Shuangliang Eco-Energy Systems Co. Ltd., Class A	34,300	21,189
Sichuan Road & Bridge Co. Ltd., Class A	74,400	45,725
Sieyuan Electric Co. Ltd., Class A	22,280	58,609
Sinochem International Corp., Class A	41,500	50,027
Sinoma International Engineering Co., Class A	42,050	64,442
Sinotrans Air Transportation Development Co. Ltd., Class A(a)	13,800	35,819
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	16,522	19,655
Sufa Technology Industry Co. Ltd. CNNC, Class A	13,320	28,915
Sungrow Power Supply Co. Ltd., Class A	41,700	108,574
Suzhou Anjie Technology Co. Ltd., Class A	12,550	45,881
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A(a)	19,800	76,741
Taihai Manoir Nuclear Equipment Co. Ltd., Class A(a)	19,700	78,836
Taiyuan Heavy Industry Co. Ltd., Class A*	74,300	36,038
TangShan Port Group Co. Ltd., Class A	91,980	73,968
Tian Di Science & Technology Co. Ltd., Class A	49,600	36,047
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	17,600	33,006
Tianjin Port Co. Ltd., Class A	33,800	54,255
Tianjin Teda Co. Ltd., Class A	43,500	29,278
Tianma Bearing Group Co. Ltd., Class A*(a)	27,700	35,738
Wolong Electric Group Co. Ltd., Class A	27,865	33,942
Xiamen ITG Group Corp. Ltd., Class A	49,648	76,164
Xiangtan Electric Manufacturing Co. Ltd., Class A	26,400	40,917
Xingyuan Environment Technology Co. Ltd., Class A(a)	24,900	76,526
Xinjiang Machinery Research Institute Co. Ltd., Class A(a)	29,200	45,283
XJ Electric Co. Ltd., Class A	24,100	43,292
Yingkou Port Liability Co. Ltd., Class A	77,400	37,786
Zhefu Holding Group Co. Ltd., Class A	63,800	40,319
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	22,200	23,394
Zhejiang Kaishan Compressor Co. Ltd., Class A	13,900	36,411
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	34,880	110,765
Zhejiang Wanliyang Co. Ltd., Class A	21,500	30,197
Zhejiang Wanma Co. Ltd., Class A	25,862	30,563
Zhejiang Weiming Environment Protection Co. Ltd., Class A	5,750	19,313
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	35,700	35,534
Zhongshan Broad Ocean Motor Co. Ltd., Class A	47,200	47,502

		5,829,522

Information Technology - 16.3%
Accelink Technologies Co. Ltd., Class A	12,900	52,847
Addsino Co. Ltd., Class A(a)	37,700	61,553
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	15,813	93,361
Beijing Dahao Technology Corp. Ltd., Class A	2,200	12,002
Beijing Jetsen Technology Co. Ltd., Class A	50,900	82,026
Beijing Lanxum Technology Co. Ltd., Class A	24,620	38,080
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,219	73,861
Beijing Philisense Technology Co. Ltd., Class A	40,000	55,613
Beijing Sinnet Technology Co. Ltd., Class A(a)	32,600	63,308
Beijing Teamsun Technology Co. Ltd., Class A	37,160	57,358
Beijing Ultrapower Software Co. Ltd., Class A	55,300	57,838
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,000	64,675
Bluedon Information Security Technology Co. Ltd., Class A	23,400	34,825
Bright Oceans Inter-Telecom Corp., Class A	18,500	11,603
China Greatwall Technology Group Co. Ltd., Class A*	70,519	72,976
China National Software & Service Co. Ltd., Class A	12,400	25,410
China TransInfo Technology Co. Ltd., Class A	26,400	60,020
CPT Technology Group Co. Ltd., Class A	22,200	14,346
Dalian Zeus Entertainment Group Co. Ltd., Class A	18,780	50,589
Dawning Information Industry Co. Ltd., Class A	18,500	126,003
Eastern Communications Co. Ltd., Class A	20,592	20,691
Fujian Newland Computer Co. Ltd., Class A	28,240	76,517
G-bits Network Technology Xiamen Co. Ltd., Class A	900	22,207
GCI Science & Technology Co. Ltd., Class A	13,000	27,439
GCL System Integration Technology Co. Ltd., Class A*	80,400	51,572
Glodon Co. Ltd., Class A	31,200	106,768
GRG Banking Equipment Co. Ltd., Class A	48,400	53,986
Guangdong East Power Co. Ltd., Class A	37,100	43,375
Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,900	25,005
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	29,600	55,884
Guomai Technologies, Inc., Class A	17,100	23,883
Hangzhou First Applied Material Co. Ltd., Class A	3,300	17,685
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A	43,200	43,135
Hangzhou Shunwang Technology Co. Ltd., Class A	17,200	63,316
Hangzhou Silan Microelectronics Co. Ltd., Class A	31,280	79,466
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	32,800	51,821
Hexing Electrical Co. Ltd., Class A	4,500	24,862
Huagong Tech Co. Ltd., Class A	24,100	58,218
Hubei Kaile Science & Technology Co. Ltd., Class A*	17,100	86,804
Hytera Communications Corp. Ltd., Class A	34,800	72,519
Inspur Electronic Information Industry Co. Ltd., Class A	30,800	91,094
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	39,100	122,190
Julong Co. Ltd., Class A	11,895	36,928
Kingnet Network Co. Ltd., Class A(a)	21,300	70,167
MLS Co. Ltd., Class A	8,400	53,124
Nanjing Doron Technology Co. Ltd., Class A	10,100	12,287
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	109,700	40,383
NAURA Technology Group Co. Ltd., Class A	7,400	39,376
Neusoft Corp., Class A	34,700	70,447
Ningbo Yunsheng Group Co. Ltd., Class A	16,100	42,886

North Electro-Optic Co. Ltd., Class A	8,200	20,430
Shanghai 2345 Network Holding Group Co. Ltd., Class A	78,700	75,225
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	40,000	35,895
Shanghai Belling Co. Ltd., Class A	21,600	45,524
Shengyi Technology Co. Ltd., Class A	29,600	81,091
Shenzhen Aisidi Co. Ltd., Class A	13,000	17,807
Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	64,428
Shenzhen Kaifa Technology Co. Ltd., Class A	30,100	41,325
Shenzhen Kinwong Electronic Co. Ltd., Class A	1,900	14,526
Shenzhen Laibao Hi-tech Co. Ltd., Class A	23,800	29,518
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	2,000	9,227
Shenzhen Tat Fook Technology Co. Ltd., Class A*(a)	15,240	38,458
Sinodata Co. Ltd., Class A	9,500	28,187
Taiji Computer Corp. Ltd., Class A	10,000	35,311
Talkweb Information System Co. Ltd., Class A	28,100	28,768
Tatwah Smartech Co. Ltd., Class A*(a)	20,500	57,810
Teamax Smart City Technology Corp. Ltd., Class A	10,500	18,945
Telling Telecommunication Holding Co. Ltd., Class A*	21,600	28,769
Tianjin Tianhai Investment Co. Ltd., Class A*(a)	50,700	48,850
Tianma Microelectronics Co. Ltd., Class A	33,600	90,722
Tongding Interconnection Information Co. Ltd., Class A	30,600	66,378
Unigroup Guoxin Co. Ltd., Class A	14,500	97,591
United Electronics Co. Ltd., Class A	15,100	27,149
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,400	61,470
Venustech Group, Inc., Class A	21,800	80,215
Vtron Group Co. Ltd., Class A*	21,900	35,049
Westone Information Industry, Inc., Class A	17,180	64,220
Wuhan Guide Infrared Co. Ltd., Class A	8,000	18,819
Wuhu Token Science Co. Ltd., Class A	73,400	85,814
WUS Printed Circuit Kunshan Co. Ltd., Class A	49,240	35,863
Xiamen Faratronic Co. Ltd., Class A	5,500	39,694
YGSOFT, Inc., Class A	20,507	33,663
Zhejiang Crystal-Optech Co. Ltd., Class A	21,150	70,037

		4,219,107

Materials - 17.2%
Advanced Technology & Materials Co. Ltd., Class A*	24,804	30,528
Befar Group Co. Ltd., Class A	33,200	48,729
Beijing Lier High-temperature Materials Co. Ltd., Class A	26,900	18,869
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	21,708	133,997
Bengang Steel Plates Co. Ltd., Class A*	21,800	17,944
CEFC Anhui International Holding Co. Ltd., Class A	38,400	32,700
China Jushi Co. Ltd., Class A	71,268	179,704
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	49,800	49,489
Cofco Biochemical Co. Ltd., Class A*(a)	37,985	79,910
CSG Holding Co. Ltd., Class A	38,625	48,758
Do-Fluoride Chemicals Co. Ltd., Class A	26,200	73,142
Elion Clean Energy Co. Ltd., Class A	35,200	31,532
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	131,600	55,721
GEM Co. Ltd., Class A	109,852	127,910
Guangdong HEC Technology Holding Co. Ltd., Class A*	69,005	103,679
Guangdong Tapai Group Co. Ltd., Class A	19,000	32,960
Guangzhou Tinci Materials Technology Co. Ltd., Class A	6,600	47,184
Hainan Mining Co. Ltd., Class A*	8,500	9,884
Hangzhou Iron & Steel Co., Class A*	15,700	16,718
Hebei Baoshuo Co., Class A*	20,700	31,984
Hengli Petrochemical Co. Ltd., Class A	36,700	91,091
Hengyi Petrochemical Co. Ltd., Class A(a)	19,100	76,404

Hongda Xingye Co. Ltd., Class A	41,278	44,021
Huapont Life Sciences Co. Ltd., Class A(a)	53,650	59,070
Huaxin Cement Co. Ltd., Class A	19,380	41,764
Hubei Xingfa Chemicals Group Co. Ltd., Class A	14,100	34,974
Hunan Gold Corp. Ltd., Class A	30,100	40,612
Inner Mongolia Xingye Mining Co. Ltd., Class A	24,200	42,631
Jiangsu Yabang Dyestuff Co. Ltd., Class A	13,800	30,263
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	35,200	45,214
Jilin Yatai Group Co. Ltd., Class A*	67,400	51,006
Juli Sling Co. Ltd., Class A	27,200	24,666
Kingfa Sci & Tech Co. Ltd., Class A	65,800	65,286
Lianhe Chemical Technology Co. Ltd., Class A	23,859	38,487
Luxi Chemical Group Co. Ltd., Class A*	42,100	152,849
Maanshan Iron & Steel Co. Ltd., Class A*	119,000	79,339
Nanjing Iron & Steel Co. Ltd., Class A*	91,600	81,767
Ningbo Shanshan Co. Ltd., Class A	23,180	67,751
Org Packaging Co. Ltd., Class A*	47,050	43,709
Rising Nonferrous Metals Share Co. Ltd., Class A*	6,500	34,443
Shandong Chenming Paper Holdings Ltd., Class A	36,600	104,778
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	45,813	131,153
Shandong Iron and Steel Co. Ltd., Class A*	261,830	93,075
Shandong Sun Paper Industry JSC Ltd., Class A	63,900	123,671
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	10,100	17,537
Shanghai Huayi Group Corp. Ltd., Class A	22,300	39,108
Shanxi Taigang Stainless Steel Co. Ltd., Class A	90,900	102,684
Shenghe Resources Holding Co. Ltd., Class A	32,300	84,201
Shenzhen Jinjia Group Co. Ltd., Class A	35,800	46,549
Sichuan Hebang Biotechnology Co. Ltd., Class A	142,480	47,047
Stanley Agricultural Group Co. Ltd., Class A	24,000	28,325
Tangshan Jidong Cement Co. Ltd., Class A*	38,200	83,527
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	42,800	65,523
Tibet Huayu Mining Co. Ltd., Class A	6,200	18,004
Tibet Mineral Development Co., Class A*	17,600	38,623
Tibet Summit Resources Co. Ltd., Class A	5,500	32,194
Tongkun Group Co. Ltd., Class A	26,700	107,947
Western Mining Co. Ltd., Class A	76,100	87,288
Xinfengming Group Co. Ltd., Class A*	3,100	18,591
Xinjiang Tianshan Cement Co. Ltd., Class A	24,900	42,251
Xinjiang Zhongtai Chemical Co. Ltd., Class A	52,900	109,068
Xinxing Ductile Iron Pipes Co. Ltd., Class A	79,550	65,229
Yintai Resources Co. Ltd., Class A*	28,800	67,114
Yunnan Aluminium Co. Ltd., Class A*	42,800	58,626
Yunnan Copper Co. Ltd., Class A*	34,900	69,475
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	21,000	37,823
Yunnan Tin Co. Ltd., Class A*	34,715	83,476
Zhejiang Huafeng Spandex Co. Ltd., Class A*	48,800	38,472
Zhejiang Juhua Co. Ltd., Class A	42,100	82,743
Zhejiang Runtu Co. Ltd., Class A	18,600	68,999
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	63,500	44,544
Zhuzhou Times New Material Technology Co. Ltd., Class A	19,300	25,126
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	35,415	72,682

		4,452,142

Real Estate - 6.0%
Beijing Homyear Capital Holdings Co. Ltd., Class A	45,900	58,521
Beijing Urban Construction Investment & Development Co. Ltd., Class A	37,600	69,978
China Sports Industry Group Co. Ltd., Class A	27,301	50,768
Chongqing Dima Industry Co. Ltd., Class A	58,800	36,695

Cinda Real Estate Co. Ltd., Class A	33,700	30,402
COFCO Property Group Co. Ltd., Class A(a)	40,000	53,018
Deluxe Family Co. Ltd., Class A	63,900	59,463
Greattown Holdings Ltd., Class A	63,464	70,989
Guangzhou Yuetai Group Co. Ltd., Class A(a)	40,400	37,959
Haining China Leather Market Co. Ltd., Class A	19,500	19,347
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	62,600	77,638
Huafa Industrial Co. Ltd. Zhuhai, Class A	67,640	86,561
Huayuan Property Co. Ltd., Class A	41,930	23,915
Hubei Fuxing Science And Technology Co. Ltd., Class A	30,600	51,391
Jinke Properties Group Co. Ltd., Class A	106,400	88,589
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	5,700	18,488
Myhome Real Estate Development Group Co. Ltd., Class A	107,700	51,387
Nanjing Gaoke Co. Ltd., Class A	22,700	48,237
Shanghai Industrial Development Co. Ltd., Class A	24,720	23,316
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,200	25,043
Shanghai Lingang Holdings Corp. Ltd., Class A*	12,200	46,298
Shanghai Shimao Co. Ltd., Class A	59,800	50,074
Shenzhen Huaqiang Industry Co. Ltd., Class A	9,200	28,750
Shenzhen World Union Properties Consultancy, Inc., Class A	40,710	68,949
Shenzhen Zhenye Group Co. Ltd., Class A(a)	34,700	54,517
Suning Universal Co. Ltd., Class A	60,400	40,557
Tahoe Group Co. Ltd., Class A	20,000	98,270
Tianjin Jinbin Development Co. Ltd., Class A*	54,200	27,573
Tibet Urban Development and Investment Co. Ltd., Class A	18,800	30,147
Yinyi Real Estate Co. Ltd., Class A	48,100	62,163
Zhonghong Holding Co. Ltd., Class A	271,572	68,220

		1,557,223

Utilities - 3.1%
An Hui Wenergy Co. Ltd., Class A	45,230	32,514
Beijing Jingneng Power Co. Ltd., Class A	53,800	28,815
Beijing Water Business Doctor Co. Ltd., Class A	27,600	72,995
CECEP Wind-Power Corp., Class A	67,000	33,556
Chengdu Xingrong Environment Co. Ltd., Class A	71,500	56,369
Chongqing Gas Group Corp. Ltd., Class A	7,700	10,024
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	69,300	86,166
Guangzhou Development Group, Inc., Class A	34,200	33,879
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*(a)	49,800	35,841
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	122,100	53,050
Jointo Energy Investment Co. Ltd. Hebei, Class A	28,900	30,637
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*(a)	61,400	46,947
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	77,200	50,007
Shenergy Co. Ltd., Class A	112,300	103,260
Shenzhen Energy Group Co. Ltd., Class A	47,900	42,757
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	20,600	27,990
Zhongshan Public Utilities Group Co. Ltd., Class A	35,660	54,649

		799,456

TOTAL COMMON STOCKS (Cost $24,443,554)		25,700,863

TOTAL INVESTMENTS - 99.5% (Cost $24,443,554)		$25,700,863
Other assets and liabilities, net - 0.5%		123,720

NET ASSETS - 100.0%		$25,824,583

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$23,638,910	$—	$2,061,953	$25,700,863

TOTAL	$23,638,910	$—	$2,061,953	$25,700,863

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$1,442,608
Purchases	670,053
Sales	(255,230)
Realized gain (loss)	(16,193)
Change in unrealized gain (loss)	53,316
Transfers into Level 3(c)	1,144,487
Transfer out of Level 3(c)	(977,088)
Balance at February 28, 2018	2,061,953
Change in unrealized gain (loss) related to investments still held at February 28, 2018	81,433

(c)	During the period ended February 28, 2018, the amount of transfers between Level 1 and Level 3 was $1,144,487 and between Level 3 and Level 1 was $977,088. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitave Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 2/28/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$225,852	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	189,308	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	188,718	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	674,263	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	340,146	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	215,384	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	145,494	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	82,788	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -7% to 15% with a weighted average range of approximately -2.3%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 60.8%
Consumer Discretionary - 5.9%
Alibaba Pictures Group Ltd.*	168,321	$23,016
ANTA Sports Products Ltd.	10,726	53,182
BAIC Motor Corp. Ltd., Class H, 144A	15,523	19,678
Brilliance China Automotive Holdings Ltd.	36,954	99,642
BYD Co. Ltd., Class H	10,331	95,649
China Literature Ltd., 144A*	2,104	20,757
China Travel International Investment Hong Kong Ltd.	34,828	13,085
Ctrip.com International Ltd., ADR*	4,348	199,921
Dongfeng Motor Group Co. Ltd., Class H	34,042	43,111
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	5,783	23,205
Geely Automobile Holdings Ltd.	62,123	202,835
GOME Retail Holdings Ltd.	144,485	16,987
Great Wall Motor Co. Ltd., Class H	37,071	43,868
Guangzhou Automobile Group Co. Ltd., Class H	25,177	55,982
Haier Electronics Group Co. Ltd.*	8,088	27,751
JD.com, Inc., ADR*	7,869	371,023
New Oriental Education & Technology Group, Inc., ADR	1,554	142,020
Nexteer Automotive Group Ltd.*	12,415	27,669
Shenzhou International Group Holdings Ltd.	5,809	57,531
Skyworth Digital Holdings Ltd.	16,744	7,382
TAL Education Group, ADR	2,956	111,619
Vipshop Holdings Ltd., ADR*	4,730	82,255
Yum China Holdings, Inc.	4,642	201,091

		1,939,259

Consumer Staples - 1.8%
China Agri-Industries Holdings Ltd.	24,927	10,735
China Huishan Dairy Holdings Co. Ltd.*(a)	10,480	1
China Mengniu Dairy Co. Ltd.*	32,589	107,654
China Resources Beer Holdings Co. Ltd.	33,633	129,799
Hengan International Group Co. Ltd.	10,827	105,845
Sun Art Retail Group Ltd.	27,050	35,950
Tingyi Cayman Islands Holding Corp.	23,375	49,108
Tsingtao Brewery Co. Ltd., Class H	14,120	77,590
Uni-President China Holdings Ltd.	16,710	14,307
Want Want China Holdings Ltd.	68,524	57,882

		588,871

Energy - 2.9%
China Coal Energy Co. Ltd., Class H	27,913	12,770
China Oilfield Services Ltd., Class H	21,580	22,779
China Petroleum & Chemical Corp., Class H	310,614	250,069
China Shenhua Energy Co. Ltd., Class H	41,377	117,649
CNOOC Ltd.	209,430	305,100
Kunlun Energy Co. Ltd.	40,028	37,648
PetroChina Co. Ltd., Class H	252,363	178,340
Yanzhou Coal Mining Co. Ltd., Class H	21,313	31,921

		956,276

Financials - 13.1%
Agricultural Bank of China Ltd., Class H	296,794	164,984
Bank of China Ltd., Class H	940,201	513,036
Bank of Communications Co. Ltd., Class H	75,650	60,711
China Cinda Asset Management Co. Ltd., Class H	92,186	34,635
China CITIC Bank Corp. Ltd., Class H	98,700	72,020
China Construction Bank Corp., Class H	967,108	1,007,237
China Everbright Bank Co. Ltd., Class H	59,952	30,875
China Everbright Ltd.	10,025	22,060
China Galaxy Securities Co. Ltd., Class H	34,284	24,053
China Huarong Asset Management Co. Ltd., Class H, 144A	74,841	33,952
China International Capital Corp. Ltd., Class H, 144A	8,816	17,259
China Life Insurance Co. Ltd., Class H	84,990	252,516
China Merchants Bank Co. Ltd., Class H	47,825	201,988
China Minsheng Banking Corp. Ltd., Class H	21,901	22,894
China Pacific Insurance Group Co. Ltd., Class H	31,693	155,928
China Reinsurance Group Corp., Class H	64,812	14,411

China Taiping Insurance Holdings Co. Ltd.	18,833	72,682
Chong Sing Holdings FinTech Gr*	174,756	21,662
Chongqing Rural Commercial Bank Co. Ltd., Class H	23,205	18,860
CITIC Securities Co. Ltd., Class H	13,884	31,440
Far East Horizon Ltd.	20,869	21,068
GF Securities Co. Ltd., Class H	17,076	32,907
Haitong Securities Co. Ltd., Class H	16,744	23,965
Huatai Securities Co. Ltd., Class H, 144A	16,365	33,001
Industrial & Commercial Bank of China Ltd., Class H	884,519	764,105
New China Life Insurance Co. Ltd., Class H	8,851	52,991
People’s Insurance Co. Group of China Ltd., Class H	81,396	43,999
PICC Property & Casualty Co. Ltd., Class H	52,699	104,518
Ping An Insurance Group Co. of China Ltd., Class H	40,852	435,651
Postal Savings Bank of China Co. Ltd., Class H, 144A	29,111	18,042

		4,303,450

Health Care - 1.3%
3SBio, Inc., 144A*	11,826	22,518
Alibaba Health Information Technology Ltd.*	49,202	24,207
China Medical System Holdings Ltd.	12,329	24,767
China Traditional Chinese Medicine Holdings Co. Ltd.	21,580	13,044
CSPC Pharmaceutical Group Ltd.	46,895	108,349
Luye Pharma Group Ltd.	10,709	9,279
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,495	14,696
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,799	22,113
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,290	18,371
Sihuan Pharmaceutical Holdings Group Ltd.	49,716	18,170
Sino Biopharmaceutical Ltd.	48,781	92,384
Sinopharm Group Co. Ltd., Class H	13,963	61,649
Tong Ren Tang Technologies Co. Ltd., Class H	5,483	9,277

		438,824

Industrials - 3.0%
Air China Ltd., Class H	20,450	31,203
AviChina Industry & Technology Co. Ltd., Class H	26,206	14,601
Beijing Capital International Airport Co. Ltd., Class H	19,828	29,291
Beijing Enterprises Holdings Ltd.	6,038	33,603
CAR, Inc.*	9,953	8,903
China Communications Construction Co. Ltd., Class H	50,235	56,235
China Conch Venture Holdings Ltd.	16,805	50,574
China Eastern Airlines Corp. Ltd., Class H	32,445	27,448
China Everbright International Ltd.	29,532	45,740
China International Marine Containers Group Co. Ltd., Class H	6,127	11,134
China Merchants Port Holdings Co. Ltd.	17,981	42,096
China Railway Construction Corp. Ltd., Class H	29,784	31,971
China Railway Group Ltd., Class H	60,475	43,973
China Southern Airlines Co. Ltd., Class H	23,524	31,565
China State Construction International Holdings Ltd.	22,295	30,371
CITIC Ltd.	58,576	85,185
COSCO SHIPPING Development Co. Ltd., Class H*	63,133	12,828
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,495	6,642
COSCO SHIPPING Holdings Co. Ltd., Class H*	33,163	17,418
COSCO SHIPPING Ports Ltd.	20,166	19,611
CRRC Corp. Ltd., Class H	72,019	65,988
Fosun International Ltd.	32,258	71,150
Haitian International Holdings Ltd.	8,217	25,149
Jiangsu Expressway Co. Ltd., Class H	16,114	25,081
Metallurgical Corp. of China Ltd., Class H	52,450	15,952
Shanghai Electric Group Co. Ltd., Class H*	39,399	14,853
Shanghai Industrial Holdings Ltd.	5,571	15,627
Shenzhen International Holdings Ltd.	13,138	27,064
Sinopec Engineering Group Co. Ltd., Class H	15,135	14,661
Sinotrans Ltd., Class H	27,661	15,377

Weichai Power Co. Ltd., Class H	16,433	18,522
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,290	6,754
Zhejiang Expressway Co. Ltd., Class H	16,724	18,273
Zhuzhou CRRC Times Electric Co. Ltd., Class H	6,328	34,287

		999,130

Information Technology - 24.6%
58.com, Inc., ADR*	1,032	77,782
AAC Technologies Holdings, Inc.	8,550	170,338
Alibaba Group Holding Ltd., ADR*	13,238	2,464,121
Autohome, Inc., ADR	471	36,837
Baidu, Inc., ADR*	3,156	796,385
BYD Electronic International Co. Ltd.	7,684	19,050
China Railway Signal & Communication Corp. Ltd., Class H, 144A	19,828	15,558
Fang Holdings Ltd., ADR*(b)	3,361	17,007
GCL-Poly Energy Holdings Ltd.*	156,522	24,803
Hanergy Thin Film Power Group Ltd.*(a)	56,247	0
Kingboard Chemical Holdings Ltd.	7,057	35,847
Kingboard Laminates Holdings Ltd.	12,136	21,371
Kingsoft Corp. Ltd.	8,992	29,704
Lenovo Group Ltd.	83,767	43,782
Meitu, Inc., 144A*(b)	14,560	18,755
Momo, Inc., ADR*	1,233	40,751
NetEase, Inc., ADR	930	272,815
Semiconductor Manufacturing International Corp.*(b)	31,170	41,983
SINA Corp.*	658	76,940
Sunny Optical Technology Group Co. Ltd.	8,162	136,324
Tencent Holdings Ltd.	65,241	3,603,333
TravelSky Technology Ltd., Class H	10,613	33,906
Weibo Corp., ADR*	420	53,978
Xinyi Solar Holdings Ltd.	34,791	14,405
YY, Inc., ADR*	352	45,524
ZTE Corp., Class H*	7,006	24,710

		8,116,009

Materials - 1.0%
Aluminum Corp. of China Ltd., Class H*	42,338	25,699
Anhui Conch Cement Co. Ltd., Class H	14,350	76,928
BBMG Corp., Class H	42,840	21,022
China Molybdenum Co. Ltd., Class H	41,260	33,745
China National Building Material Co. Ltd., Class H(b)	23,664	23,497
China Resources Cement Holdings Ltd.	24,769	19,150
China Zhongwang Holdings Ltd.	15,664	8,567
Jiangxi Copper Co. Ltd., Class H	17,668	27,952
Lee & Man Paper Manufacturing Ltd.	17,784	20,340
Nine Dragons Paper Holdings Ltd.	18,324	33,064
Sinopec Shanghai Petrochemical Co. Ltd., Class H	40,545	24,352
Zijin Mining Group Co. Ltd., Class H	57,326	26,372

		340,688

Real Estate - 3.1%
Agile Group Holdings Ltd.	17,797	30,703
China Evergrande Group*	46,030	136,467
China Jinmao Holdings Group Ltd.	47,251	28,923
China Overseas Land & Investment Ltd.	45,693	160,576
China Resources Land Ltd.	33,544	119,811
China Vanke Co. Ltd., Class H	7,058	31,703
CIFI Holdings Group Co. Ltd.	38,832	30,568
Country Garden Holdings Co. Ltd.	68,609	123,448
Fullshare Holdings Ltd.*	84,500	47,513
Guangzhou R&F Properties Co. Ltd., Class H	8,911	20,976
KWG Property Holding Ltd.	11,689	16,401
Longfor Properties Co. Ltd.	18,307	52,872
Shenzhen Investment Ltd.	38,637	16,145
Shimao Property Holdings Ltd.	13,137	32,770
Shui On Land Ltd.	58,690	16,500
Sino-Ocean Group Holding Ltd.	38,398	27,380
SOHO China Ltd.	29,630	17,039
Sunac China Holdings Ltd.	21,074	77,291
Yuexiu Property Co. Ltd.	73,270	14,513

		1,001,599

Telecommunication Services - 2.6%
China Communications Services Corp. Ltd., Class H	26,308	15,666
China Mobile Ltd.	71,919	674,588
China Telecom Corp. Ltd., Class H	165,358	72,903
China Unicom Hong Kong Ltd.*	71,815	93,058

		856,215

Utilities - 1.5%
Beijing Enterprises Water Group Ltd.*	53,783	35,052
CGN Power Co. Ltd., Class H, 144A	141,037	38,029
China Gas Holdings Ltd.	23,455	73,135
China Longyuan Power Group Corp. Ltd., Class H	38,698	25,715
China Power International Development Ltd.	42,149	10,611
China Resources Gas Group Ltd.	11,456	38,649
China Resources Power Holdings Co. Ltd.	23,825	41,468
Datang International Power Generation Co. Ltd., Class H*	42,000	13,418
ENN Energy Holdings Ltd.	9,209	70,962
Guangdong Investment Ltd.	37,230	56,996
Huadian Power International Corp. Ltd., Class H	39,871	13,961
Huaneng Power International, Inc., Class H	67,530	41,940
Huaneng Renewables Corp. Ltd., Class H	48,970	16,396
Towngas China Co. Ltd.*	18,868	15,263

		491,595

TOTAL COMMON STOCKS (Cost $18,715,353)		20,031,916

EXCHANGE-TRADED FUNDS - 38.9%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(c)	357,418	11,187,183
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(b)(c)	48,083	1,655,017

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,139,672)		12,842,200

SECURITIES LENDING COLLATERAL - 33.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e) (Cost $11,158,940)	11,158,940	11,158,940

TOTAL INVESTMENTS - 133.6% (Cost $43,013,965)		$44,033,056
Other assets and liabilities, net - (33.6%)		(11,071,701)

NET ASSETS - 100.0%		$32,961,355

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUNDS - 38.9%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(c)
1,561,826	11,906,961	(3,201,184)	(34,259)	953,839	117,698	—	357,418	11,187,183
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(b)(c)
297,019	1,855,237	(441,159)	6,783	(62,864)	—	—	48,083	1,655,017
SECURITIES LENDING COLLATERAL - 33.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e)
1,524,297	9,634,643	—	—	—	221,281	—	11,158,940	11,158,940

3,383,142	23,396,841	(3,642,343)	(27,476)	890,975	338,979	—	11,564,441	24,001,140

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $10,744,640, which is 32.6% of net assets.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
MINI HSI Index Futures	HKD	2	$79,618	$78,545	3/28/2018	$(1,067)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

Currency Abbreviations

HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$20,031,915	$—	$1	$20,031,916
Exchange-Traded Funds	12,842,200	—	—	12,842,200
Short-Term Investments	11,158,940	—	—	11,158,940

TOTAL	$44,033,055	$—	$1	$44,033,056

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(1,067)	$—	$—	$(1,067)

TOTAL	$(1,067)	$—	$—	$(1,067)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2018, the amount of transfers between Level 3 and Level 1 was $16,271. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.6%
Australia - 4.6%
AGL Energy Ltd.	3,955	$67,150
Alumina Ltd.	17,131	29,672
Amcor Ltd.	7,052	76,134
AMP Ltd.	17,374	71,385
APA Group(a)	6,834	42,464
Aristocrat Leisure Ltd.	3,427	65,612
ASX Ltd.	1,271	57,642
Aurizon Holdings Ltd.	13,561	48,135
AusNet Services	10,887	14,375
Australia & New Zealand Banking Group Ltd.	17,522	395,351
Bank of Queensland Ltd.	2,704	26,525
Bendigo & Adelaide Bank Ltd.	2,587	22,786
BHP Billiton Ltd.	18,760	444,412
BHP Billiton PLC	13,054	266,734
BlueScope Steel Ltd.	3,630	46,041
Boral Ltd.	6,921	41,983
Brambles Ltd.	10,396	77,516
Caltex Australia Ltd.	1,602	43,761
Challenger Ltd.	3,607	35,300
CIMIC Group Ltd.	603	21,919
Coca-Cola Amatil Ltd.	3,763	25,428
Cochlear Ltd.	382	54,563
Commonwealth Bank of Australia	10,221	606,433
Computershare Ltd.	2,008	27,823
Crown Resorts Ltd.	2,552	26,759
CSL Ltd.	2,732	346,237
Dexus REIT	6,345	45,832
Domino’s Pizza Enterprises Ltd.(b)	470	14,379
Flight Centre Travel Group Ltd.(b)	406	18,223
Fortescue Metals Group Ltd.	10,316	40,383
Goodman Group REIT	11,719	74,729
GPT Group REIT	11,760	43,478
Harvey Norman Holdings Ltd.(b)	3,646	11,356
Healthscope Ltd.	8,448	12,401
Incitec Pivot Ltd.	11,266	33,251
Insurance Australia Group Ltd.	14,315	91,171
LendLease Group(a)	3,631	50,340
Macquarie Group Ltd.	1,982	159,561
Medibank Pvt Ltd.	16,609	40,894
Mirvac Group REIT	24,222	39,884
National Australia Bank Ltd.	15,961	374,138
Newcrest Mining Ltd.	4,877	80,494
Oil Search Ltd.	7,340	43,042
Orica Ltd.	2,353	34,084
Origin Energy Ltd.*	10,317	72,519
QBE Insurance Group Ltd.	8,233	65,161
Ramsay Health Care Ltd.	941	46,703
REA Group Ltd.	292	17,461
Santos Ltd.*	9,100	35,622
Scentre Group REIT	27,800	82,914
SEEK Ltd.	2,086	32,744
Sonic Healthcare Ltd.	2,656	50,541
South32 Ltd.	31,469	81,147
Stockland REIT	15,196	47,683
Suncorp Group Ltd.	7,535	79,359
Sydney Airport(a)	6,958	35,614
Tabcorp Holdings Ltd.	13,111	47,047
Telstra Corp. Ltd.	25,943	67,502
TPG Telecom Ltd.	2,306	10,943
Transurban Group(a)	13,975	125,694
Treasury Wine Estates Ltd.	4,817	65,474
Vicinity Centres REIT	20,293	39,089
Wesfarmers Ltd.	6,327	203,103
Westfield Corp. REIT	9,988	67,957
Westpac Banking Corp.	20,309	485,365
Woodside Petroleum Ltd.	4,599	104,232
Woolworths Group Ltd.(b)	7,731	165,789

		6,219,443

Austria - 0.2%
ANDRITZ AG	352	20,484
Erste Group Bank AG*	1,904	97,352
OMV AG	954	54,819
Raiffeisen Bank International AG*	957	37,350
voestalpine AG	584	33,914

		243,919

Belgium - 0.8%
Ageas	1,039	54,696
Anheuser-Busch InBev SA/NV	4,595	490,405
Colruyt SA	382	20,660
Groupe Bruxelles Lambert SA	535	61,380
KBC Group NV	1,657	156,265
Proximus SADP	475	15,293
Solvay SA	475	65,542
Telenet Group Holding NV*	391	26,928
UCB SA	847	70,350
Umicore SA	1,189	67,481

		1,029,000

Brazil - 1.2%
Ambev SA	28,437	192,680
Atacadao Distribuicao Comercio e Industria Ltda*	2,300	10,519
B3 SA - Brasil Bolsa Balcao	13,310	105,024
Banco Bradesco SA	5,767	65,416

Banco do Brasil SA	3,991	51,379
Banco Santander Brasil SA	3,320	37,598
BB Seguridade Participacoes SA	4,873	43,674
BR Malls Participacoes SA	5,170	18,996
BRF SA*	2,808	25,876
CCR SA	7,859	30,740
Centrais Eletricas Brasileiras SA*	470	3,585
Cia de Saneamento Basico do Estado de Sao Paulo	2,462	28,549
Cia Energetica de Minas Gerais*	719	1,805
Cia Siderurgica Nacional SA*	3,911	12,226
Cielo SA	7,343	54,707
Cosan SA Industria e Comercio	815	10,886
EDP - Energias do Brasil SA	1,828	7,488
Embraer SA	3,041	20,380
Equatorial Energia SA	1,362	30,035
Fibria Celulose SA	1,521	28,889
Hypera SA	2,462	26,175
JBS SA	4,527	13,817
Klabin SA	3,556	19,604
Kroton Educacional SA	8,870	42,343
Localiza Rent a Car SA	3,254	25,997
Lojas Renner SA	4,710	50,075
M Dias Branco SA	702	12,936
Natura Cosmeticos SA	1,387	14,665
Odontoprev SA	1,671	7,879
Petroleo Brasileiro SA*	18,690	133,257
Porto Seguro SA	447	6,304
Qualicorp SA	2,664	23,589
Raia Drogasil SA	1,676	40,128
Rumo SA*	4,440	19,473
Sul America SA	753	4,951
Suzano Papel e Celulose SA	2,413	16,164
TIM Participacoes SA	4,449	19,320
Transmissora Alianca de Energia Eletrica SA	1,110	7,008
Ultrapar Participacoes SA	2,292	53,183
Vale SA	18,873	261,859
WEG SA	3,491	25,170

		1,604,349

Canada - 5.9%
Agnico Eagle Mines Ltd.	1,192	45,415
Alimentation Couche-Tard, Inc., Class B	2,749	133,658
AltaGas Ltd.(b)	757	15,586
ARC Resources Ltd.	2,462	23,753
Atco Ltd., Class I	482	15,866
Bank of Montreal	3,917	297,438
Bank of Nova Scotia	7,233	448,117
Barrick Gold Corp.	7,728	89,012
BCE, Inc.	744	32,469
BlackBerry Ltd.*	2,085	25,299
Bombardier, Inc., Class B*	10,679	33,788
Brookfield Asset Management, Inc., Class A	5,354	207,576
CAE, Inc.	1,777	32,765
Cameco Corp.	2,162	19,073
Canadian Imperial Bank of Commerce	2,598	237,286
Canadian National Railway Co.	4,871	376,865
Canadian Natural Resources Ltd.	6,603	204,543
Canadian Pacific Railway Ltd.	958	171,338
Canadian Tire Corp. Ltd., Class A	465	63,195
Canadian Utilities Ltd., Class A	849	22,423
CCL Industries, Inc., Class B	966	48,082
Cenovus Energy, Inc.	6,292	45,797
CGI Group, Inc., Class A*	1,392	81,359
CI Financial Corp.	1,716	38,166
Constellation Software, Inc.	141	91,267
Crescent Point Energy Corp.(b)	3,539	25,456
Dollarama, Inc.	680	79,144
Element Fleet Management Corp.	2	8
Emera, Inc.	343	11,069
Empire Co. Ltd., Class A	827	15,313
Enbridge, Inc.	9,937	316,029
Encana Corp.	5,863	61,499
Fairfax Financial Holdings Ltd.	165	80,643
Finning International, Inc.	562	14,970
First Capital Realty, Inc.	879	13,680
First Quantum Minerals Ltd.	3,163	51,542
Fortis, Inc.	2,605	85,121
Franco-Nevada Corp.	876	61,386
George Weston Ltd.	284	23,219
Gildan Activewear, Inc.	966	28,019
Goldcorp, Inc.	5,568	69,687
Great-West Lifeco, Inc.	1,914	50,505
H&R Real Estate Investment Trust REIT	3	47
Husky Energy, Inc.*	2,196	28,990
Hydro One Ltd., 144A	1,759	28,170
IGM Financial, Inc.	177	5,406
Imperial Oil Ltd.(b)	1,766	47,825
Industrial Alliance Insurance & Financial Services, Inc.	680	28,823
Intact Financial Corp.	724	55,998
Inter Pipeline Ltd.	2,263	39,345
Jean Coutu Group PJC, Inc., Class A	136	2,574
Keyera Corp.	871	22,196
Kinross Gold Corp.*	8,800	31,615

Linamar Corp.	110	6,023
Loblaw Cos. Ltd.	1,451	74,540
Lundin Mining Corp.	1,017	6,618
Magna International, Inc.	2,235	122,967
Manulife Financial Corp.	11,947	227,358
Methanex Corp.	605	33,395
Metro, Inc.	1,467	46,278
National Bank of Canada	2,259	109,605
Nutrien Ltd.*	4,150	203,910
Onex Corp.	494	36,249
Open Text Corp.	1,276	44,797
Pembina Pipeline Corp.	3,002	96,526
Power Corp. of Canada	2,462	58,346
Power Financial Corp.	1,505	39,290
PrairieSky Royalty Ltd.(b)	1,157	25,670
Restaurant Brands International, Inc.	1,351	79,184
Rogers Communications, Inc., Class B	2,163	97,463
Royal Bank of Canada	8,803	693,497
Saputo, Inc.	1,365	43,624
Seven Generations Energy Ltd., Class A*	1,619	18,925
Shaw Communications, Inc., Class B	2,981	57,706
Shopify, Inc., Class A*	501	69,301
SNC-Lavalin Group, Inc.	1,067	46,290
Sun Life Financial, Inc.(b)	3,902	160,739
Suncor Energy, Inc.	10,019	329,802
Teck Resources Ltd., Class B	2,961	84,686
TELUS Corp.	1,093	39,454
Thomson Reuters Corp.	1,838	72,420
Toronto-Dominion Bank	11,130	641,848
Tourmaline Oil Corp.*	1,287	18,725
TransCanada Corp.	5,204	225,079
Turquoise Hill Resources Ltd.*	4,078	12,394
Vermilion Energy, Inc.	642	21,148
West Fraser Timber Co. Ltd.	296	20,618
Wheaton Precious Metals Corp.	2,963	56,549

		7,999,439

Chile - 0.3%
Aguas Andinas SA, Class A	9,121	6,095
Antofagasta PLC	2,656	31,812
Banco de Chile	156,042	26,473
Banco de Credito e Inversiones	228	16,986
Banco Santander Chile	414,005	33,981
Cencosud SA	11,173	33,971
Cia Cervecerias Unidas SA	884	12,464
Colbun SA	40,553	9,854
Empresas CMPC SA	5,893	22,738
Empresas COPEC SA	2,857	46,158
Enel Americas SA	183,039	42,246
Enel Chile SA	102,572	12,660
Enel Generacion Chile SA	15,415	14,427
Itau CorpBanca	1,679,537	17,156
Latam Airlines Group SA	1,948	31,901
SACI Falabella	3,965	40,111

		399,033

China - 6.7%
3SBio, Inc., 144A*	4,992	9,504
58.com, Inc., ADR*	556	41,906
AAC Technologies Holdings, Inc.	4,473	89,107
Agile Group Holdings Ltd.	10,545	18,191
Agricultural Bank of China Ltd., Class H	156,159	86,800
Air China Ltd., Class H	14,409	21,984
Alibaba Group Holding Ltd., ADR*	6,959	1,295,348
Aluminum Corp. of China Ltd., Class H*(b)	13,243	8,038
Anhui Conch Cement Co. Ltd., Class H	7,740	41,490
ANTA Sports Products Ltd.	6,814	33,783
Autohome, Inc., ADR	342	26,748
AviChina Industry & Technology Co. Ltd., Class H	17,414	9,702
Baidu, Inc., ADR*	1,654	417,370
Bank of China Ltd., Class H	476,702	260,100
Bank of Communications Co. Ltd., Class H	53,485	42,920
Beijing Capital International Airport Co. Ltd., Class H	9,445	13,952
BYD Co. Ltd., Class H	4,114	38,086
BYD Electronic International Co. Ltd.	4,220	10,461
CGN Power Co. Ltd., Class H, 144A	55,462	14,954
China Cinda Asset Management Co. Ltd., Class H	52,515	19,729
China CITIC Bank Corp. Ltd., Class H	61,730	45,040
China Communications Construction Co. Ltd., Class H	32,225	36,071
China Communications Services Corp. Ltd., Class H	20,667	12,306
China Conch Venture Holdings Ltd.	7,692	23,147
China Construction Bank Corp., Class H	507,607	528,629
China Everbright Bank Co. Ltd., Class H	19,591	10,089

China Evergrande Group*	20,962	62,142
China Galaxy Securities Co. Ltd., Class H	14,908	10,458
China Huarong Asset Management Co. Ltd., Class H, 144A	39,225	17,793
China Huishan Dairy Holdings Co. Ltd.*(c)	38,883	5
China Life Insurance Co. Ltd., Class H	44,368	131,813
China Longyuan Power Group Corp. Ltd., Class H	21,739	14,445
China Medical System Holdings Ltd.	2,561	5,144
China Merchants Bank Co. Ltd., Class H	24,932	105,292
China Minsheng Banking Corp. Ltd., Class H	36,839	38,506
China Molybdenum Co. Ltd., Class H	22,145	18,110
China National Building Material Co. Ltd., Class H	17,165	17,042
China Oilfield Services Ltd., Class H	12,260	12,940
China Pacific Insurance Group Co. Ltd., Class H	16,766	82,481
China Petroleum & Chemical Corp., Class H	157,535	126,819
China Railway Construction Corp. Ltd., Class H	14,222	15,265
China Railway Group Ltd., Class H	17,910	13,022
China Resources Pharmaceutical Group Ltd., 144A	11,600	15,653
China Shenhua Energy Co. Ltd., Class H	23,523	66,879
China Southern Airlines Co. Ltd., Class H	11,043	14,816
China Telecom Corp. Ltd., Class H	94,093	41,480
China Vanke Co. Ltd., Class H	7,137	32,056
Chongqing Rural Commercial Bank Co. Ltd., Class H	21,955	17,843
CIFI Holdings Group Co. Ltd.	20,000	15,743
CITIC Securities Co. Ltd., Class H	13,999	31,698
CNOOC Ltd.	105,013	152,973
Country Garden Holdings Co. Ltd.	34,038	61,240
CRRC Corp. Ltd., Class H	23,915	21,911
CSPC Pharmaceutical Group Ltd.	22,512	52,009
Ctrip.com International Ltd., ADR*	2,392	109,984
Dongfeng Motor Group Co. Ltd., Class H	18,407	23,309
ENN Energy Holdings Ltd.	5,043	38,857
Fosun International Ltd.	20,036	44,189
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,049	12,234
Geely Automobile Holdings Ltd.	30,075	98,189
GF Securities Co. Ltd., Class H	5,860	11,292
GOME Retail Holdings Ltd.	81,666	9,600
Great Wall Motor Co. Ltd., Class H	18,286	21,637
Guangzhou Automobile Group Co. Ltd., Class H	13,364	29,713
Haitian International Holdings Ltd.	3,906	11,954
Haitong Securities Co. Ltd., Class H	20,635	29,532
Hengan International Group Co. Ltd.	4,596	44,927
Huaneng Power International, Inc., Class H	24,491	15,209
Huaneng Renewables Corp. Ltd., Class H	24,771	8,293
Huatai Securities Co. Ltd., Class H, 144A	9,355	18,863
Industrial & Commercial Bank of China Ltd., Class H	445,701	384,996
JD.com, Inc., ADR*	3,624	170,872
Jiangsu Expressway Co. Ltd., Class H	7,674	11,944
Jiangxi Copper Co. Ltd., Class H	7,458	11,798
Kingsoft Corp. Ltd.	4,389	14,497
Lenovo Group Ltd.	34,853	18,215
Longfor Properties Co. Ltd.	8,683	25,075
Meitu, Inc., 144A*	7,910	10,188
Minth Group Ltd.	4,905	29,019
Momo, Inc., ADR*	561	18,541
NetEase, Inc., ADR	424	124,380
New China Life Insurance Co. Ltd., Class H	4,778	28,604
New Oriental Education & Technology Group, Inc., ADR	858	78,413
People’s Insurance Co. Group of China Ltd., Class H	43,436	23,478
PetroChina Co. Ltd., Class H	126,526	89,407
PICC Property & Casualty Co. Ltd., Class H	28,120	55,766
Ping An Insurance Group Co. of China Ltd., Class H	31,649	337,483

Semiconductor Manufacturing International Corp.*(b)	16,851	22,695
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,062	8,246
Shanghai Electric Group Co. Ltd., Class H*	19,292	7,272
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,267	7,374
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,400	7,852
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,766	17,049
Shenzhou International Group Holdings Ltd.	4,894	48,465
Sihuan Pharmaceutical Holdings Group Ltd.	24,520	8,961
SINA Corp.*	376	43,966
Sino-Ocean Group Holding Ltd.	17,232	12,287
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,497	12,910
Sinopharm Group Co. Ltd., Class H	8,014	35,380
SOHO China Ltd.	13,418	7,716
Sunac China Holdings Ltd.	14,820	54,350
Sunny Optical Technology Group Co. Ltd.	4,647	77,609
TAL Education Group, ADR	1,728	65,249
Tencent Holdings Ltd.	34,240	1,890,968
Tingyi Cayman Islands Holding Corp.	15,005	31,521
TravelSky Technology Ltd., Class H	6,319	20,186
Tsingtao Brewery Co. Ltd., Class H	1,366	7,506
Vipshop Holdings Ltd., ADR*	2,041	35,493
Want Want China Holdings Ltd.	39,423	33,298
Weibo Corp., ADR*	207	26,604
Weichai Power Co. Ltd., Class H	2,758	3,108
Yangzijiang Shipbuilding Holdings Ltd.	15,500	17,667
Yanzhou Coal Mining Co. Ltd., Class H	12,260	18,360
Yum China Holdings, Inc.	2,411	104,444
YY, Inc., ADR*	190	24,573
Zhejiang Expressway Co. Ltd., Class H	8,442	9,223
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,278	23,178
Zijin Mining Group Co. Ltd., Class H	33,338	15,336
ZTE Corp., Class H*	979	3,453

		9,013,790

Colombia - 0.1%
Bancolombia SA	1,380	14,525
Ecopetrol SA	44,234	38,747
Grupo Argos SA	1,798	12,123
Grupo de Inversiones Suramericana SA	1,529	20,501
Interconexion Electrica SA ESP	2,328	11,131

		97,027

Czech Republic - 0.0%
CEZ AS	1,059	25,677
Komercni banka as	479	21,308
Moneta Money Bank AS, 144A	3,085	12,450
O2 Czech Republic AS	1	13

		59,448

Denmark - 1.3%
A.P. Moller - Maersk A/S, Class A	16	25,140
A.P. Moller - Maersk A/S, Class B	44	72,272
Carlsberg A/S, Class B	695	85,427
Chr Hansen Holding A/S	691	57,627
Coloplast A/S, Class B	782	66,318
Danske Bank A/S	4,598	185,476
DSV A/S	1,195	94,059
Genmab A/S*	365	74,575
H Lundbeck A/S	447	23,488
ISS A/S	1,030	37,515
Novo Nordisk A/S, Class B	11,244	583,262
Novozymes A/S, Class B*	1,420	73,288
Orsted A/S, 144A	936	58,414
Pandora A/S	645	67,635
TDC A/S	5,378	43,837
Tryg A/S	696	16,558
Vestas Wind Systems A/S	1,398	101,609
William Demant Holding A/S*	703	25,248

		1,691,748

Egypt - 0.0%
Commercial International Bank Egypt SAE	6,589	28,804
Eastern Tobacco	234	7,324
Global Telecom Holding SAE*	12,321	4,723

		40,851

Finland - 0.7%
Elisa OYJ	923	39,806
Fortum OYJ	2,892	63,685
Kone OYJ, Class B(b)	1,954	101,530
Metso OYJ	715	23,003
Neste OYJ	774	56,884
Nokia OYJ	35,716	209,284

Nokian Renkaat OYJ	786	36,218
Orion OYJ, Class B	754	24,653
Sampo OYJ, Class A	2,768	157,502
Stora Enso OYJ, Class R	3,344	59,461
UPM-Kymmene OYJ	3,372	116,134
Wartsila OYJ Abp(b)	948	67,011

		955,171

France - 7.0%
Accor SA	1,191	69,019
Aeroports de Paris	179	36,251
Air Liquide SA	2,493	313,727
Airbus SE	3,507	420,753
Alstom SA	992	41,935
Amundi SA, 144A	371	30,398
Arkema SA	459	60,170
Atos SE	588	77,834
AXA SA	11,065	349,093
BioMerieux	256	19,739
BNP Paribas SA	6,663	531,385
Bollore SA	4,320	24,486
Bouygues SA	1,173	59,618
Bureau Veritas SA	1,577	41,384
Capgemini SE	1,021	128,237
Carrefour SA	3,580	82,766
Casino Guichard Perrachon SA	308	16,766
Cie de Saint-Gobain	3,182	181,466
Cie Generale des Etablissements Michelin	948	146,536
CNP Assurances	741	18,080
Credit Agricole SA	7,119	122,765
Danone SA	3,721	298,481
Dassault Aviation SA	13	22,632
Dassault Systemes SE	785	101,756
Edenred	1,358	47,930
Eiffage SA	275	29,893
Electricite de France SA	2,408	31,449
Engie SA	10,902	171,244
Essilor International SA	1,273	167,498
Eurazeo SA	336	32,158
Eutelsat Communications SA	1,174	27,500
Faurecia SA	466	39,387
Fonciere Des Regions REIT	194	20,343
Gecina SA REIT	339	59,597
Getlink SE	3,242	41,787
Hermes International	194	104,636
ICADE REIT	208	20,187
Iliad SA	167	39,302
Imerys SA	287	29,342
Ingenico Group SA	387	33,768
Ipsen SA	254	37,449
JCDecaux SA	587	22,888
Kering	485	229,580
Klepierre SA REIT	1,329	55,014
Lagardere SCA	749	22,113
Legrand SA	1,683	132,518
L’Oreal SA	1,521	328,538
LVMH Moet Hennessy Louis Vuitton SE	1,684	506,431
Natixis SA	5,997	51,946
Orange SA	10,253	174,371
Pernod Ricard SA	1,342	221,028
Peugeot SA	2,667	60,569
Publicis Groupe SA	1,286	97,336
Remy Cointreau SA	144	19,659
Renault SA	1,035	112,987
Rexel SA	1,972	34,825
Safran SA	1,915	212,370
Sanofi	6,728	533,778
Schneider Electric SE*	3,365	293,858
SCOR SE	973	41,535
SEB SA	58	11,881
Societe BIC SA	184	19,339
Societe Generale SA	4,589	263,806
Sodexo SA(b)	537	66,235
Suez	1,333	18,417
Teleperformance	356	50,859
Thales SA	670	74,825
TOTAL SA	14,175	812,278
Ubisoft Entertainment SA*	387	32,106
Unibail-Rodamco SE REIT	645	150,888
Valeo SA	1,447	94,375
Veolia Environnement SA	3,048	74,260
Vinci SA	3,047	302,295
Vivendi SA	6,491	168,280
Wendel SA	178	30,967
Zodiac Aerospace*	184	5,605

		9,456,507

Germany - 6.1%
1&1 Drillisch AG	328	25,390
adidas AG	1,054	234,802
Allianz SE	2,677	627,127
Axel Springer SE	288	26,001
BASF SE	5,545	584,557
Bayer AG	4,993	586,183
Bayerische Motoren Werke AG	1,778	188,327
Beiersdorf AG	635	69,816
Brenntag AG	979	61,487
Commerzbank AG*	6,885	106,996

Continental AG	593	163,285
Covestro AG, 144A	776	88,367
Daimler AG	5,458	469,244
Deutsche Bank AG(d)	12,273	197,645
Deutsche Boerse AG	1,162	155,161
Deutsche Lufthansa AG	1,381	46,535
Deutsche Post AG	5,862	269,188
Deutsche Telekom AG	20,217	327,055
Deutsche Wohnen SE	2,218	91,868
E.ON SE	13,304	135,691
Evonik Industries AG	779	28,920
Fraport AG Frankfurt Airport Services Worldwide	293	30,077
Fresenius Medical Care AG & Co. KGaA	1,380	146,642
Fresenius SE & Co. KGaA	2,618	214,315
GEA Group AG	1,123	53,364
Hannover Rueck SE	371	50,648
HeidelbergCement AG	866	87,417
Henkel AG & Co. KGaA	681	82,127
HOCHTIEF AG	126	21,290
HUGO BOSS AG	404	36,158
Infineon Technologies AG	7,152	195,450
Innogy SE, 144A	858	34,344
K+S AG	1,321	36,987
KION Group AG	451	38,780
LANXESS AG	595	49,797
Linde AG*	1,115	250,772
MAN SE	97	11,077
Merck KGaA	835	83,758
METRO AG	1,174	22,981
MTU Aero Engines AG	322	54,055
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	886	198,998
OSRAM Licht AG	624	49,697
ProSiebenSat.1 Media SE	908	36,047
RWE AG*	3,274	65,546
SAP SE	5,934	624,045
Siemens AG	4,619	611,081
Symrise AG	777	63,398
Telefonica Deutschland Holding AG	4,122	19,059
thyssenkrupp AG	2,699	73,495
TUI AG	2,754	58,559
Uniper SE	1,235	37,562
United Internet AG	775	52,910
Volkswagen AG	203	40,740
Vonovia SE	2,991	137,021
Wirecard AG	723	87,077
Zalando SE, 144A*	671	38,393

		8,177,312

Greece - 0.1%
Alpha Bank AE*	773	1,850
Eurobank Ergasias SA*	9,307	9,424
FF Group*	209	4,462
Hellenic Telecommunications Organization SA	1,078	15,374
JUMBO SA	609	11,100
National Bank of Greece SA*	7,576	2,821
OPAP SA	1,000	12,212
Piraeus Bank SA*	1,960	8,680
Titan Cement Co. SA	181	4,947

		70,870

Hong Kong - 3.3%
AIA Group Ltd.	72,376	606,224
Alibaba Health Information Technology Ltd.*	19,800	9,741
Alibaba Pictures Group Ltd.*(b)	66,759	9,128
ASM Pacific Technology Ltd.	1,555	22,354
Bank of East Asia Ltd.	7,365	32,421
Beijing Enterprises Holdings Ltd.	3,477	19,349
Beijing Enterprises Water Group Ltd.*	32,552	21,214
BOC Hong Kong Holdings Ltd.	23,846	120,664
Brilliance China Automotive Holdings Ltd.	17,731	47,806
China Everbright International Ltd.	15,600	24,160
China Gas Holdings Ltd.	12,056	37,589
China Jinmao Holdings Group Ltd.	25,370	15,528
China Mengniu Dairy Co. Ltd.*	15,950	52,685
China Merchants Port Holdings Co. Ltd.	8,593	20,116
China Mobile Ltd.	35,902	336,729
China Overseas Land & Investment Ltd.	23,402	82,234
China Resources Beer Holdings Co. Ltd.	10,925	42,159
China Resources Gas Group Ltd.	6,477	21,850
China Resources Land Ltd.	18,367	65,597
China Resources Power Holdings Co. Ltd.	11,264	19,604
China State Construction International Holdings Ltd.	12,396	16,885
China Taiping Insurance Holdings Co. Ltd.	10,100	38,976
China Unicom Hong Kong Ltd.*	35,831	46,426
CITIC Ltd.	25,343	36,852
CK Asset Holdings Ltd.	15,609	135,030

CK Hutchison Holdings Ltd.	16,428	205,720
CK Infrastructure Holdings Ltd.	3,996	33,547
CLP Holdings Ltd.	10,359	104,703
COSCO SHIPPING Ports Ltd.	11,051	10,746
Far East Horizon Ltd.	12,249	12,365
First Pacific Co. Ltd.	11,511	7,193
Fullshare Holdings Ltd.*	42,906	24,123
Galaxy Entertainment Group Ltd.	15,069	131,899
GCL-Poly Energy Holdings Ltd.*(b)	102,905	16,305
Guangdong Investment Ltd.	17,566	26,890
Haier Electronics Group Co. Ltd.*	7,099	24,356
Hanergy Thin Film Power Group Ltd.*(c)	36,104	0
Hang Lung Group Ltd.	5,757	19,494
Hang Lung Properties Ltd.	12,763	30,497
Hang Seng Bank Ltd.	4,499	111,815
Henderson Land Development Co. Ltd.	7,790	50,766
HK Electric Investments & HK Electric Investments Ltd., 144A(a)	16,552	15,524
HKT Trust & HKT Ltd.(a)	24,575	31,402
Hong Kong & China Gas Co. Ltd.	52,273	103,398
Hong Kong Exchanges & Clearing Ltd.	7,027	255,008
Hongkong Land Holdings Ltd.	7,100	48,919
Hysan Development Co. Ltd.	3,682	21,337
Jardine Matheson Holdings Ltd.	1,000	65,150
Jardine Strategic Holdings Ltd.	946	37,679
Kerry Properties Ltd.	5,332	24,221
Kingboard Chemical Holdings Ltd.	3,690	18,743
Kingston Financial Group Ltd.	25,310	15,297
Kunlun Energy Co. Ltd.	21,500	20,220
Lee & Man Paper Manufacturing Ltd.	9,490	10,853
Li & Fung Ltd.	28,475	14,372
Link REIT	14,018	119,833
Melco Resorts & Entertainment Ltd., ADR	1,386	38,046
MTR Corp. Ltd.	9,310	49,370
New World Development Co. Ltd.	37,421	56,998
Nine Dragons Paper Holdings Ltd.	8,700	15,697
NWS Holdings Ltd.	13,225	24,943
PCCW Ltd.	23,125	13,179
Power Assets Holdings Ltd.	8,683	73,839
Shanghai Industrial Holdings Ltd.	3,684	10,333
Shimao Property Holdings Ltd.	8,761	21,852
Sino Biopharmaceutical Ltd.	28,351	53,689
Sino Land Co. Ltd.	20,520	36,289
SJM Holdings Ltd.	16,849	16,169
Sun Art Retail Group Ltd.	15,690	20,851
Sun Hung Kai Properties Ltd.	8,328	139,085
Swire Pacific Ltd., Class A	3,690	37,344
Swire Properties Ltd.	8,268	28,261
Techtronic Industries Co. Ltd.	9,468	59,403
WH Group Ltd., 144A	49,333	61,147
Wharf Holdings Ltd.	8,352	31,270
Wharf Real Estate Investment Co. Ltd.*	7,765	52,786
Wheelock & Co. Ltd.	4,947	36,063
Yue Yuen Industrial Holdings Ltd.	4,460	19,092

		4,389,402

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,969	21,552
OTP Bank PLC	1,556	69,553
Richter Gedeon Nyrt	904	19,959

		111,064

India - 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	200	6,786
ICICI Bank Ltd., ADR	2,541	24,140
Infosys Ltd., ADR	1,118	19,744
Tata Motors Ltd., ADR*	365	10,227
Wipro Ltd., ADR(b)	4,084	22,503

		83,400

Indonesia - 0.5%
PT Adaro Energy Tbk	62,583	10,697
PT Astra International Tbk	121,339	71,267
PT Bank Central Asia Tbk	61,853	104,262
PT Bank Danamon Indonesia Tbk	26,586	12,763
PT Bank Mandiri Persero Tbk	83,021	50,120
PT Bank Negara Indonesia Persero Tbk	44,090	31,187
PT Bank Rakyat Indonesia Persero Tbk	359,891	98,948
PT Bank Tabungan Negara Persero Tbk	25,940	7,056
PT Bumi Serpong Damai Tbk	69,477	9,778
PT Charoen Pokphand Indonesia Tbk	49,025	12,266
PT Gudang Garam Tbk	979	5,679
PT Hanjaya Mandala Sampoerna Tbk	45,583	15,981
PT Indocement Tunggal Prakarsa Tbk	12,262	19,599
PT Indofood CBP Sukses Makmur Tbk	10,525	6,871

PT Indofood Sukses Makmur Tbk	21,755	11,986
PT Jasa Marga Persero Tbk	27,323	10,632
PT Kalbe Farma Tbk	1,444	168
PT Matahari Department Store Tbk	20,080	15,554
PT Pakuwon Jati Tbk	137,294	6,741
PT Perusahaan Gas Negara Persero Tbk	55,527	10,783
PT Semen Indonesia Persero Tbk	24,506	19,830
PT Surya Citra Media Tbk	37,500	7,774
PT Telekomunikasi Indonesia Persero Tbk	312,643	90,961
PT Tower Bersama Infrastructure Tbk	26,968	11,034
PT Unilever Indonesia Tbk	7,859	30,811
PT United Tractors Tbk	11,934	30,902
PT Waskita Karya Persero Tbk	30,164	6,384
PT XL Axiata Tbk*	41,628	8,932

		718,966

Ireland - 0.4%
AerCap Holdings NV*	839	41,623
AIB Group PLC	4,449	29,310
Bank of Ireland Group PLC*	4,315	40,535
CRH PLC	4,993	166,115
DCC PLC	553	50,514
James Hardie Industries PLC CDI	2,769	49,143
Kerry Group PLC, Class A	877	87,682
Paddy Power Betfair PLC	502	58,549
Ryanair Holdings PLC, ADR*	170	20,614

		544,085

Israel - 0.3%
Azrieli Group Ltd.	267	13,182
Bank Hapoalim BM	7,411	53,060
Bank Leumi Le-Israel BM	7,908	47,932
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	10,463
Check Point Software Technologies Ltd.*	753	78,229
Elbit Systems Ltd.	157	22,427
Frutarom Industries Ltd.	253	23,279
Israel Chemicals Ltd.	3,408	14,620
Mizrahi Tefahot Bank Ltd.	1,085	20,097
Nice Ltd.*	455	44,351
Teva Pharmaceutical Industries Ltd., ADR	5,455	102,117

		429,757

Italy - 1.4%
Assicurazioni Generali SpA	7,304	137,584
Atlantia SpA	3,048	94,377
Davide Campari-Milano SpA	3,562	25,639
Enel SpA	48,029	280,028
Eni SpA	15,359	256,973
Ferrari NV	767	95,914
Intesa Sanpaolo SpA	80,010	302,208
Intesa Sanpaolo SpA-RSP	3,404	13,605
Leonardo SpA	2,651	28,623
Luxottica Group SpA	978	58,895
Mediobanca SpA	2,268	27,266
Poste Italiane SpA, 144A	2,276	19,609
Prysmian SpA	1,380	43,639
Recordati SpA	666	23,929
Snam SpA	13,738	61,695
Telecom Italia SpA*	67,641	61,066
Telecom Italia SpA-RSP	42,006	32,132
Terna Rete Elettrica Nazionale SpA	8,495	47,260
UniCredit SpA*	11,850	252,217
UnipolSai Assicurazioni SpA	7,230	17,452

		1,880,111

Japan - 16.5%
ABC-Mart, Inc.	100	6,373
Acom Co. Ltd.*(b)	2,900	13,210
Aeon Co. Ltd.(b)	3,600	60,953
AEON Financial Service Co. Ltd.	400	9,380
Aeon Mall Co. Ltd.	500	10,483
Air Water, Inc.	1,000	20,029
Aisin Seiki Co. Ltd.	800	47,012
Ajinomoto Co., Inc.	4,300	78,871
Alfresa Holdings Corp.	600	13,547
Alps Electric Co. Ltd.	1,200	33,235
Amada Holdings Co. Ltd.	1,100	14,805
ANA Holdings, Inc.	300	12,099
Aozora Bank Ltd.	400	16,477
Asahi Glass Co. Ltd.	800	33,404
Asahi Group Holdings Ltd.	2,100	108,075
Asahi Kasei Corp.	8,300	107,625
Asics Corp.(b)	600	9,611
Astellas Pharma, Inc.	14,700	217,755
Bandai Namco Holdings, Inc.	700	22,733
Bank of Kyoto Ltd.	200	11,191
Benesse Holdings, Inc.	200	7,226
Bridgestone Corp.	4,800	215,133
Brother Industries Ltd.	700	17,622
Calbee, Inc.(b)	300	10,066
Canon, Inc.	7,100	272,568
Casio Computer Co. Ltd.	700	10,412
Central Japan Railway Co.	800	149,585
Chiba Bank Ltd.	3,000	24,968

Chubu Electric Power Co., Inc.	4,800	65,705
Chugai Pharmaceutical Co. Ltd.	1,000	52,017
Chugoku Electric Power Co., Inc.	1,200	14,070
Coca-Cola Bottlers Japan Holdings, Inc.	600	22,888
Concordia Financial Group Ltd.	8,700	51,045
Credit Saison Co. Ltd.	500	8,665
CYBERDYNE, Inc.*	400	6,010
Dai Nippon Printing Co. Ltd.	1,000	21,098
Daicel Corp.	1,000	11,538
Daifuku Co. Ltd.	600	39,702
Dai-ichi Life Holdings, Inc.	7,400	147,868
Daiichi Sankyo Co. Ltd.	3,904	139,336
Daikin Industries Ltd.	1,500	177,843
Daito Trust Construction Co. Ltd.	500	83,181
Daiwa House Industry Co. Ltd.	3,600	134,188
Daiwa House REIT Investment Corp. REIT	6	14,458
Daiwa Securities Group, Inc.	7,000	47,027
DeNA Co. Ltd.	300	5,497
Denso Corp.	3,300	194,391
Dentsu, Inc.	900	41,712
Disco Corp.	200	47,256
Don Quijote Holdings Co. Ltd.	500	28,164
East Japan Railway Co.	1,900	179,146
Eisai Co. Ltd.	1,400	74,740
Electric Power Development Co. Ltd.	400	10,205
FamilyMart UNY Holdings Co. Ltd.(b)	500	37,912
FANUC Corp.	1,100	281,560
Fast Retailing Co. Ltd.	300	119,696
Fuji Electric Co. Ltd.	2,000	15,333
FUJIFILM Holdings Corp.	3,300	138,470
Fujitsu Ltd.	10,000	60,350
Fukuoka Financial Group, Inc.	2,000	10,328
Hachijuni Bank Ltd.	600	3,650
Hakuhodo DY Holdings, Inc.	1,200	17,455
Hamamatsu Photonics KK	900	36,145
Hankyu Hanshin Holdings, Inc.	1,400	52,486
Hikari Tsushin, Inc.	100	14,509
Hino Motors Ltd.	1,000	13,262
Hirose Electric Co. Ltd.	100	14,949
Hisamitsu Pharmaceutical Co., Inc.	300	21,763
Hitachi Chemical Co. Ltd.	400	8,994
Hitachi Construction Machinery Co. Ltd.	500	21,533
Hitachi High-Technologies Corp.	200	9,841
Hitachi Ltd.	33,200	254,535
Hitachi Metals Ltd.	700	9,028
Honda Motor Co. Ltd.	10,600	385,969
Hoshizaki Corp.	200	18,145
Hoya Corp.	2,000	106,303
Hulic Co. Ltd.	1,300	14,548
Idemitsu Kosan Co. Ltd.	600	23,197
IHI Corp.	600	20,582
Iida Group Holdings Co. Ltd.	500	9,480
Inpex Corp.	7,700	94,649
Isetan Mitsukoshi Holdings Ltd.	1,400	16,559
Isuzu Motors Ltd.	5,100	80,638
ITOCHU Corp.	9,500	183,954
J. Front Retailing Co. Ltd.	1,000	18,286
Japan Airlines Co. Ltd.	300	11,497
Japan Airport Terminal Co. Ltd.	200	7,592
Japan Exchange Group, Inc.	4,100	71,321
Japan Post Bank Co. Ltd.	1,100	15,114
Japan Post Holdings Co. Ltd.	9,499	114,937
Japan Prime Realty Investment Corp. REIT	4	13,796
Japan Real Estate Investment Corp. REIT	5	25,962
Japan Retail Fund Investment Corp. REIT	10	19,242
Japan Tobacco, Inc.	7,400	211,399
JFE Holdings, Inc.	4,100	95,588
JGC Corp.	1,000	23,066
JSR Corp.	600	14,565
JTEKT Corp.	1,300	20,275
JXTG Holdings, Inc.	19,850	122,045
Kajima Corp.	4,000	38,315
Kakaku.com, Inc.	400	6,827
Kaneka Corp.	1,000	10,225
Kansai Electric Power Co., Inc.	5,700	69,717
Kansai Paint Co. Ltd.	800	20,245
Kao Corp.	3,000	220,779
Kawasaki Heavy Industries Ltd.	600	22,044
KDDI Corp.	11,200	276,654
Keihan Holdings Co. Ltd.	600	18,867
Keikyu Corp.	500	8,988
Keio Corp.	400	17,602
Keisei Electric Railway Co. Ltd.	500	16,402
Keyence Corp.	600	367,046
Kikkoman Corp.	1,000	39,927
Kintetsu Group Holdings Co. Ltd.	700	27,030
Kirin Holdings Co. Ltd.	6,100	158,853
Kobe Steel Ltd.*	2,600	28,999
Koito Manufacturing Co. Ltd.	600	41,895
Komatsu Ltd.	6,800	249,579
Konami Holdings Corp.	400	21,182

Konica Minolta, Inc.	5,700	52,942
Kose Corp.	100	18,876
Kubota Corp.	7,100	129,563
Kuraray Co. Ltd.	1,500	26,346
Kurita Water Industries Ltd.	400	12,353
Kyocera Corp.	1,784	106,226
Kyowa Hakko Kirin Co. Ltd.	1,000	21,276
Kyushu Electric Power Co., Inc.	5,500	61,910
Kyushu Financial Group, Inc.	900	5,061
Kyushu Railway Co.	800	24,743
Lawson, Inc.(b)	300	19,654
LINE Corp.*	200	8,145
Lion Corp.	1,032	19,490
LIXIL Group Corp.	900	22,109
M3, Inc.	800	31,342
Mabuchi Motor Co. Ltd.	200	10,366
Makita Corp.	1,300	61,774
Marubeni Corp.	10,400	79,900
Marui Group Co. Ltd.	900	17,385
Maruichi Steel Tube Ltd.	200	6,317
Mazda Motor Corp.	6,100	85,558
McDonald’s Holdings Co. Japan Ltd.	300	13,426
Mebuki Financial Group, Inc.	6,044	24,528
Medipal Holdings Corp.	400	8,210
MEIJI Holdings Co. Ltd.	700	51,371
MINEBEA MITSUMI, Inc.	2,800	64,558
MISUMI Group, Inc.	1,500	43,582
Mitsubishi Chemical Holdings Corp.	9,700	99,459
Mitsubishi Corp.	9,800	277,021
Mitsubishi Electric Corp.	13,300	226,497
Mitsubishi Estate Co. Ltd.	7,500	131,836
Mitsubishi Gas Chemical Co., Inc.	600	15,071
Mitsubishi Heavy Industries Ltd.	1,900	78,034
Mitsubishi Materials Corp.	300	9,476
Mitsubishi Motors Corp.	6,500	51,722
Mitsubishi Tanabe Pharma Corp.	1,100	23,661
Mitsubishi UFJ Financial Group, Inc.	76,100	543,709
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	22,405
Mitsui & Co. Ltd.	10,800	197,537
Mitsui Chemicals, Inc.	800	24,631
Mitsui Fudosan Co. Ltd.	6,500	157,055
Mitsui OSK Lines Ltd.	600	18,951
Mixi, Inc.	300	12,189
Mizuho Financial Group, Inc.	160,100	299,207
MS&AD Insurance Group Holdings, Inc.	3,600	112,425
Murata Manufacturing Co. Ltd.	1,100	154,492
Nabtesco Corp.	700	30,475
Nagoya Railroad Co. Ltd.	800	20,492
NEC Corp.	1,600	48,887
Nexon Co. Ltd.*	700	25,456
NGK Insulators Ltd.	1,000	18,782
NGK Spark Plug Co. Ltd.	800	20,485
NH Foods Ltd.	1,000	22,541
Nidec Corp.	1,400	226,477
Nikon Corp.	1,100	22,496
Nintendo Co. Ltd.	689	316,942
Nippon Building Fund, Inc. REIT	6	32,616
Nippon Electric Glass Co. Ltd.	400	12,203
Nippon Express Co. Ltd.	300	20,245
Nippon Paint Holdings Co. Ltd.	700	25,653
Nippon Prologis REIT, Inc. REIT	7	15,877
Nippon Steel & Sumitomo Metal Corp.	5,510	132,024
Nippon Telegraph & Telephone Corp.	4,600	214,792
Nippon Yusen KK*	800	17,485
Nissan Chemical Industries Ltd.	400	15,971
Nissan Motor Co. Ltd.	17,700	186,630
Nisshin Seifun Group, Inc.	1,350	26,849
Nissin Foods Holdings Co. Ltd.	300	20,582
Nitori Holdings Co. Ltd.	500	84,423
Nitto Denko Corp.	900	75,099
NOK Corp.	200	4,308
Nomura Holdings, Inc.	26,000	160,735
Nomura Real Estate Holdings, Inc.	600	14,554
Nomura Real Estate Master Fund, Inc. REIT	23	31,559
Nomura Research Institute Ltd.	752	33,972
NSK Ltd.	5,200	78,418
NTT Data Corp.	4,300	44,816
NTT DOCOMO, Inc.	8,900	228,975
Obayashi Corp.	6,100	69,407
Obic Co. Ltd.	200	16,758
Odakyu Electric Railway Co. Ltd.	1,100	22,496
Oji Holdings Corp.	3,000	19,738
Olympus Corp.	1,700	68,593
Omron Corp.	900	53,648
Ono Pharmaceutical Co. Ltd.	3,400	99,742
Oracle Corp.	100	7,798
Oriental Land Co. Ltd.	1,300	126,960
ORIX Corp.	8,000	143,212
Osaka Gas Co. Ltd.	1,600	31,762
Otsuka Corp.	100	9,344
Otsuka Holdings Co. Ltd.	2,283	115,204

Panasonic Corp.	16,700	262,564
Park24 Co. Ltd.	400	9,650
Persol Holdings Co. Ltd.	1,000	25,784
Pola Orbis Holdings, Inc.	400	16,927
Rakuten, Inc.	6,400	58,622
Recruit Holdings Co. Ltd.	6,600	160,337
Renesas Electronics Corp.*	3,900	45,216
Resona Holdings, Inc.	16,800	96,364
Ricoh Co. Ltd.	6,300	68,258
Rinnai Corp.	100	9,007
Rohm Co. Ltd.	400	42,626
Ryohin Keikaku Co. Ltd.	100	34,350
Santen Pharmaceutical Co. Ltd.	1,400	22,569
SBI Holdings, Inc.	400	9,294
Secom Co. Ltd.	1,300	93,575
Sega Sammy Holdings, Inc.	700	10,228
Seibu Holdings, Inc.	1,300	22,248
Seiko Epson Corp.	900	17,326
Sekisui Chemical Co. Ltd.	1,400	26,571
Sekisui House Ltd.	5,000	88,055
Seven & i Holdings Co. Ltd. (b)	4,700	196,511
Seven Bank Ltd.	5,700	19,767
Sharp Corp.*(b)	600	21,088
Shimadzu Corp.	1,000	25,821
Shimamura Co. Ltd.	100	11,941
Shimano, Inc.	400	58,035
Shimizu Corp.	2,800	26,191
Shin-Etsu Chemical Co. Ltd.	2,300	245,208
Shinsei Bank Ltd.	500	7,948
Shionogi & Co. Ltd.	1,600	83,843
Shiseido Co. Ltd.	2,751	166,589
Shizuoka Bank Ltd.	2,000	20,376
Showa Shell Sekiyu KK	800	10,445
SMC Corp.	300	126,613
SoftBank Group Corp.	5,400	450,190
Sohgo Security Services Co. Ltd.	400	18,970
Sompo Holdings, Inc.	1,700	66,012
Sony Corp.	8,400	428,444
Sony Financial Holdings, Inc.	300	5,624
Stanley Electric Co. Ltd.	800	31,604
Start Today Co. Ltd.	600	15,656
Subaru Corp.	4,200	148,798
SUMCO Corp.	1,400	37,829
Sumitomo Chemical Co. Ltd.	9,000	56,432
Sumitomo Corp.	8,800	155,801
Sumitomo Dainippon Pharma Co. Ltd.	700	10,779
Sumitomo Electric Industries Ltd.	6,600	105,036
Sumitomo Heavy Industries Ltd.	400	15,840
Sumitomo Metal Mining Co. Ltd.	1,500	70,744
Sumitomo Mitsui Financial Group, Inc.	8,700	382,100
Sumitomo Mitsui Trust Holdings, Inc.	1,610	65,354
Sumitomo Realty & Development Co. Ltd.	1,539	56,269
Sumitomo Rubber Industries Ltd.	400	7,715
Sundrug Co. Ltd.	400	18,539
Suntory Beverage & Food Ltd.	500	23,338
Suruga Bank Ltd.	600	9,920
Suzuken Co. Ltd.	400	16,421
Suzuki Motor Corp.	1,800	103,686
Sysmex Corp.	800	66,807
T&D Holdings, Inc.	5,000	83,392
Taiheiyo Cement Corp.	400	14,996
Taisei Corp.	1,200	61,296
Taisho Pharmaceutical Holdings Co. Ltd.	200	18,333
Taiyo Nippon Sanso Corp.	500	7,362
Takashimaya Co. Ltd.	1,000	10,207
Takeda Pharmaceutical Co. Ltd.	4,700	269,238
TDK Corp.	800	73,256
Teijin Ltd.	600	11,905
Terumo Corp.	1,700	91,935
THK Co. Ltd.	700	30,704
Tobu Railway Co. Ltd.	800	24,818
Toho Co. Ltd.	500	16,285
Toho Gas Co. Ltd.	200	5,886
Tohoku Electric Power Co., Inc.	4,500	59,216
Tokio Marine Holdings, Inc.	4,600	214,102
Tokyo Electric Power Co. Holdings, Inc.*	10,700	41,318
Tokyo Electron Ltd.	1,000	197,385
Tokyo Gas Co. Ltd.	2,300	57,880
Tokyo Tatemono Co. Ltd.	1,000	15,586
Tokyu Corp.	2,800	44,954
Tokyu Fudosan Holdings Corp.	6,300	46,765
Toppan Printing Co. Ltd.	3,000	25,840
Toray Industries, Inc.	8,500	86,518
Toshiba Corp.*	43,100	128,054
Tosoh Corp.	1,500	31,632
TOTO Ltd.	500	26,524
Toyo Seikan Group Holdings Ltd.	900	13,454
Toyo Suisan Kaisha Ltd.	500	19,635
Toyoda Gosei Co. Ltd.	100	2,444
Toyota Industries Corp.	700	44,351
Toyota Motor Corp.	16,500	1,118,867
Toyota Tsusho Corp.	1,300	48,676
Trend Micro, Inc.	400	22,794

Tsuruha Holdings, Inc.	200	29,092
Unicharm Corp.	1,800	50,662
United Urban Investment Corp. REIT	12	18,985
USS Co. Ltd.	1,100	22,805
West Japan Railway Co.	900	62,767
Yahoo Japan Corp.	8,500	39,514
Yakult Honsha Co. Ltd.	300	21,566
Yamada Denki Co. Ltd.	6,600	41,878
Yamaguchi Financial Group, Inc.	1,000	12,166
Yamaha Corp.	1,000	44,332
Yamaha Motor Co. Ltd.	1,300	41,487
Yamato Holdings Co. Ltd.	1,400	35,139
Yamazaki Baking Co. Ltd.	1,000	19,617
Yaskawa Electric Corp.	1,300	61,043
Yokogawa Electric Corp.	800	16,331
Yokohama Rubber Co. Ltd.	500	12,423

		22,215,022

Jersey Island - 0.0%
Randgold Resources Ltd.	675	54,344

Luxembourg - 0.2%
ArcelorMittal*	3,901	134,448
Eurofins Scientific SE	76	42,985
Millicom International Cellular SA SDR	471	31,515
SES SA	1,253	20,071
Tenaris SA	2,950	51,106

		280,125

Macau - 0.1%
MGM China Holdings Ltd.	6,863	20,214
Sands China Ltd.	15,010	84,679
Wynn Macau Ltd.	11,205	39,374

		144,267

Malaysia - 0.6%
AirAsia Bhd	9,100	10,176
Alliance Bank Malaysia Bhd	14,300	15,041
AMMB Holdings Bhd	8,687	9,182
Astro Malaysia Holdings Bhd	7,000	4,325
Axiata Group Bhd	17,755	24,477
British American Tobacco Malaysia Bhd	700	5,075
CIMB Group Holdings Bhd	20,416	37,475
DiGi.Com Bhd	19,520	24,120
Gamuda Bhd	10,100	12,789
Genting Bhd	16,500	37,280
Genting Malaysia Bhd	19,418	26,125
Genting Plantations Bhd	1,000	2,579
HAP Seng Consolidated Bhd	5,000	12,190
Hartalega Holdings Bhd	5,200	15,506
Hong Leong Bank Bhd	1,200	6,133
Hong Leong Financial Group Bhd	700	3,413
IHH Healthcare Bhd	13,304	20,073
IJM Corp. Bhd	18,400	12,777
IOI Corp. Bhd	18,000	21,552
IOI Properties Group Bhd	9,900	4,676
Kuala Lumpur Kepong Bhd	1,500	9,589
Malayan Banking Bhd	27,259	72,793
Malaysia Airports Holdings Bhd	500	1,111
Maxis Bhd	20,100	30,327
MISC Bhd	9,100	15,937
Nestle Malaysia Bhd	300	9,811
Petronas Chemicals Group Bhd	15,657	32,337
Petronas Dagangan Bhd	1,500	9,880
Petronas Gas Bhd	5,241	23,576
PPB Group Bhd	4,300	19,431
Press Metal Aluminium Holdings Bhd	7,600	11,254
Public Bank Bhd	17,800	104,519
Sapura Energy Bhd	24,000	4,105
Sime Darby Bhd	18,711	13,184
Sime Darby Plantation Bhd*	19,711	26,922
Sime Darby Property Bhd*	18,711	6,735
SP Setia Bhd Group	6,100	5,279
Telekom Malaysia Bhd	6,800	10,243
Tenaga Nasional Bhd	20,800	83,370
UMW Holdings Bhd*	3,695	6,132
Westports Holdings Bhd	16,800	15,784
YTL Corp. Bhd	20,172	7,364
YTL Power International Bhd	27,774	8,012

		832,659

Malta - 0.0%
Brait SE*	2,881	10,956

Mexico - 0.7%
Alfa SAB de CV, Class A	19,246	22,860
America Movil SAB de CV, Series L	209,773	192,962
Arca Continental SAB de CV	2,462	17,088
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	11,573	16,337
Cemex SAB de CV, Series CPO*	91,419	60,378
Coca-Cola Femsa SAB de CV, Series L	3,151	21,229
El Puerto de Liverpool SAB de CV, Class C1	1,223	8,350
Fibra Uno Administracion SA de CV REIT	17,077	24,079

Fomento Economico Mexicano SAB de CV	12,325	114,105
Fresnillo PLC	1,622	27,232
Gentera SAB de CV	5,930	4,844
Gruma SAB de CV, Class B	842	9,746
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,403	23,216
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,287	22,805
Grupo Bimbo SAB de CV, Series A	9,827	22,995
Grupo Carso SAB de CV, Series A1	2,845	9,990
Grupo Financiero Banorte SAB de CV, Class O	15,037	90,267
Grupo Financiero Inbursa SAB de CV, Class O	13,636	21,788
Grupo Lala SAB de CV	3,733	5,468
Grupo Mexico SAB de CV, Series B	24,488	83,594
Grupo Televisa SAB, Series CPO	14,951	51,165
Industrias Penoles SAB de CV	874	19,099
Infraestructura Energetica Nova SAB de CV	3,405	16,130
Kimberly-Clark de Mexico SAB de CV, Class A	8,439	15,378
Mexichem SAB de CV	6,588	18,467
Promotora y Operadora de Infraestructura SAB de CV	1,559	15,910
Wal-Mart de Mexico SAB de CV	25,289	59,028

		994,510

Netherlands - 3.1%
ABN AMRO Group NV, 144A	2,551	79,673
Aegon NV	11,431	79,938
Akzo Nobel NV	1,569	152,675
Altice NV, Class A*(b)	2,432	23,398
ASML Holding NV	2,353	463,039
Boskalis Westminster	588	22,238
EXOR NV	657	48,012
Heineken Holding NV	666	66,424
Heineken NV	1,494	155,912
ING Groep NV	22,913	404,717
Koninklijke Ahold Delhaize NV	7,813	176,359
Koninklijke DSM NV	1,202	124,853
Koninklijke KPN NV	21,657	67,904
Koninklijke Philips NV	5,866	225,646
Koninklijke Vopak NV	479	22,703
NN Group NV	1,837	82,385
NXP Semiconductors NV*	2,096	261,287
QIAGEN NV*	1,294	43,730
Randstad Holding NV	792	56,873
Royal Dutch Shell PLC, Class A	26,538	840,673
Royal Dutch Shell PLC, Class B	22,614	722,594
Wolters Kluwer NV	1,910	97,123

		4,218,156

New Zealand - 0.1%
Auckland International Airport Ltd.	5,875	27,329
Fisher & Paykel Healthcare Corp. Ltd.	3,498	34,814
Fletcher Building Ltd.	4,232	19,869
Mercury NZ Ltd.	4,590	10,494
Meridian Energy Ltd.	8,016	16,187
Ryman Healthcare Ltd.	2,909	22,407
Spark New Zealand Ltd.	11,437	27,673

		158,773

Norway - 0.5%
DNB ASA	6,064	120,323
Gjensidige Forsikring ASA	1,250	22,888
Marine Harvest ASA(b)	3,096	60,236
Norsk Hydro ASA	8,770	59,568
Orkla ASA	5,352	58,702
Schibsted ASA, Class B	468	11,473
Statoil ASA(b)	6,946	160,296
Telenor ASA	4,683	105,759
Yara International ASA	1,159	51,615

		650,860

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,273	19,795
Credicorp Ltd.	359	77,706
Southern Copper Corp.	492	25,943

		123,444

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	12,267	18,231
Aboitiz Power Corp.	25,900	19,147
Alliance Global Group, Inc.*	19,300	5,507
Ayala Corp.	2,020	40,997
Ayala Land, Inc.	48,900	38,590
Bank of the Philippine Islands	2,590	5,963
BDO Unibank, Inc.	13,710	41,014
DMCI Holdings, Inc.	19,200	5,132
GT Capital Holdings, Inc.	480	12,442
International Container Terminal Services, Inc.	5,630	11,891
JG Summit Holdings, Inc.	15,550	21,498
Jollibee Foods Corp.	2,620	15,012
Manila Electric Co.	1,410	9,113
Megaworld Corp.	73,400	6,835
Metro Pacific Investments Corp.	114,800	12,410

Metropolitan Bank & Trust Co.	1,060	1,992
PLDT, Inc.	920	26,851
Robinsons Land Corp.	13,067	4,867
Security Bank Corp.	760	3,593
SM Investments Corp.	1,725	31,135
SM Prime Holdings, Inc.	68,700	46,565
Universal Robina Corp.	6,540	18,711

		397,496

Poland - 0.3%
Alior Bank SA*	546	13,295
Bank Pekao SA	1,033	39,972
Bank Zachodni WBK SA	245	26,784
CD Projekt SA	416	13,004
Cyfrowy Polsat SA	1,256	8,572
Dino Polska SA, 144A*	300	7,480
Grupa Azoty SA	285	4,838
Grupa Lotos SA	586	9,618
KGHM Polska Miedz SA	830	25,461
LPP SA	3	7,901
mBank SA*	94	12,578
Orange Polska SA*	4,165	6,936
PGE Polska Grupa Energetyczna SA*	5,470	16,204
PLAY Communications SA, 144A*	704	6,952
Polski Koncern Naftowy ORLEN SA	1,881	53,041
Polskie Gornictwo Naftowe i Gazownictwo SA	16,690	29,548
Powszechna Kasa Oszczednosci Bank Polski SA*	5,682	71,496
Powszechny Zaklad Ubezpieczen SA	4,547	56,763
Tauron Polska Energia SA*	6,663	4,964

		415,407

Portugal - 0.1%
EDP - Energias de Portugal SA	14,990	50,346
Galp Energia SGPS SA	3,495	63,404
Jeronimo Martins SGPS SA	1,464	30,471

		144,221

Qatar - 0.2%
Barwa Real Estate Co.	1,853	17,151
Commercial Bank QSC*	1,194	9,264
Doha Bank QPSC	915	8,217
Ezdan Holding Group QSC	6,211	15,523
Industries Qatar QSC	1,295	36,741
Masraf Al Rayan QSC	2,462	25,425
Qatar Electricity & Water Co. QSC	382	17,951
Qatar Gas Transport Co. Ltd.	1,637	7,661
Qatar Insurance Co. SAQ	932	9,919
Qatar Islamic Bank SAQ	357	9,414
Qatar National Bank QPSC	1,451	47,623

		204,889

Romania - 0.0%
NEPI Rockcastle PLC	2,481	25,082

Russia - 0.8%
Alrosa PJSC	16,830	25,766
Gazprom PJSC	67,969	172,617
Inter RAO UES PJSC	94,321	6,224
LUKOIL PJSC	2,099	140,622
Magnit PJSC, GDR	2,188	45,292
Magnitogorsk Iron & Steel Works PJSC	13,704	11,591
MMC Norilsk Nickel PJSC	371	73,443
Mobile TeleSystems PJSC, ADR	3,180	38,033
Moscow Exchange MICEX-RTS PJSC	8,932	17,723
Novatek PJSC, GDR	591	80,672
Novolipetsk Steel PJSC	7,603	19,706
PhosAgro PJSC, GDR	693	10,672
Polyus PJSC	165	13,599
RusHydro PJSC	341,306	4,732
Sberbank of Russia PJSC	67,742	327,354
Severstal PJSC	1,371	22,337
Surgutneftegas OJSC	46,620	23,748
Tatneft PJSC	7,524	79,284

		1,113,415

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	17,000	34,006
CapitaLand Commercial Trust REIT	18,107	23,646
CapitaLand Ltd.	15,857	43,450
CapitaLand Mall Trust REIT	17,291	26,366
ComfortDelGro Corp. Ltd.	15,900	24,365
DBS Group Holdings Ltd.	11,100	240,476
Genting Singapore PLC	46,700	40,892
Golden Agri-Resources Ltd.	45,093	12,254
Jardine Cycle & Carriage Ltd.	400	11,223
Keppel Corp. Ltd.	9,400	56,907
Oversea-Chinese Banking Corp. Ltd.	19,600	193,226
Sembcorp Industries Ltd.	6,300	15,218
Singapore Airlines Ltd.	3,700	30,974
Singapore Exchange Ltd.	5,693	32,446
Singapore Press Holdings Ltd.(b)	16,300	31,991
Singapore Technologies Engineering Ltd.	10,030	25,818
Singapore Telecommunications Ltd.	51,400	131,143

StarHub Ltd.	4,900	9,247
Suntec Real Estate Investment Trust REIT	11,128	16,632
United Overseas Bank Ltd.	8,422	177,309
UOL Group Ltd.	4,300	27,655
Wilmar International Ltd.	10,000	24,382

		1,229,626

South Africa - 1.8%
Anglo American Platinum Ltd.*	571	17,710
AngloGold Ashanti Ltd.	3,206	29,407
Aspen Pharmacare Holdings Ltd.	2,310	52,903
Barclays Africa Group Ltd.(b)	2,315	38,964
Bid Corp. Ltd.	1,940	44,394
Bidvest Group Ltd.(b)	2,111	40,293
Capitec Bank Holdings Ltd.	307	21,670
Coronation Fund Managers Ltd.	1,445	9,796
Discovery Ltd.	1,743	26,422
Exxaro Resources Ltd.(b)	1,768	19,851
FirstRand Ltd.(b)	22,534	141,199
Fortress REIT Ltd., Class A REIT	4,303	5,808
Fortress REIT Ltd., Class B REIT	5,068	6,875
Foschini Group Ltd.	1,454	26,445
Gold Fields Ltd.	5,567	21,624
Growthpoint Properties Ltd. REIT(b)	13,298	33,263
Hyprop Investments Ltd. REIT	1,481	13,706
Imperial Holdings Ltd.	985	20,935
Investec Ltd.	1,058	9,195
Investec PLC	1,414	12,361
Kumba Iron Ore Ltd.(b)	173	5,140
Liberty Holdings Ltd.(b)	536	6,059
Life Healthcare Group Holdings Ltd.	6,731	15,501
Mediclinic International PLC	2,114	17,223
MMI Holdings Ltd.	5,985	11,078
Mondi Ltd.	805	21,025
Mondi PLC	2,356	61,692
Mr Price Group Ltd.	1,408	33,760
MTN Group Ltd.	8,484	92,438
Naspers Ltd., Class N	2,646	733,869
Nedbank Group Ltd.	854	20,823
Netcare Ltd.	6,483	14,017
Pick n Pay Stores Ltd.	958	5,902
Pioneer Foods Group Ltd.	823	9,176
PSG Group Ltd.	502	9,258
Rand Merchant Investment Holdings Ltd.	3,189	12,076
Redefine Properties Ltd. REIT	30,667	29,487
Remgro Ltd.	3,321	68,004
Resilient REIT Ltd. REIT(b)	1,825	10,269
RMB Holdings Ltd.	4,058	29,976
Sanlam Ltd.	8,320	64,373
Sappi Ltd.	4,297	27,909
Sasol Ltd.	3,343	118,130
Shoprite Holdings Ltd.(b)	3,296	72,651
Sibanye Gold Ltd.	16,458	15,839
SPAR Group Ltd.	986	18,276
Standard Bank Group Ltd.	7,722	142,612
Steinhoff International Holdings NV	6,159	3,029
Telkom SA SOC Ltd.	1,065	4,673
Tiger Brands Ltd.	1,186	42,898
Truworths International Ltd.	2,521	21,649
Vodacom Group Ltd.	3,664	50,562
Woolworths Holdings Ltd.(b)	6,114	33,878

		2,416,073

South Korea - 3.4%
Amorepacific Corp.	159	41,332
AMOREPACIFIC Group	201	23,387
BGF retail Co. Ltd.	58	9,319
BNK Financial Group, Inc.	1,663	17,200
Celltrion Healthcare Co. Ltd.*	202	22,310
Celltrion, Inc.*	513	167,226
Cheil Worldwide, Inc.	440	7,557
CJ CheilJedang Corp.	52	16,231
CJ Corp.	100	15,375
CJ E&M Corp.	14	1,120
CJ Logistics Corp.*	54	6,607
Coway Co. Ltd.	208	16,634
Daelim Industrial Co. Ltd.	185	12,676
Daewoo Engineering & Construction Co. Ltd.*	748	3,606
DB Insurance Co. Ltd.	264	16,943
DGB Financial Group, Inc.	1,034	11,840
Dongsuh Cos., Inc.	85	2,186
Doosan Bobcat, Inc.	220	6,907
Doosan Heavy Industries & Construction Co. Ltd.*	327	4,514
E-MART, Inc.	135	37,898
GS Engineering & Construction Corp.	462	12,458
GS Holdings Corp.	256	15,626
GS Retail Co. Ltd.	248	8,245
Hana Financial Group, Inc.	1,767	80,200
Hankook Tire Co. Ltd.	490	26,697
Hanmi Pharm. Co. Ltd.	42	17,957
Hanmi Science Co. Ltd.	85	6,593
Hanon Systems	1,119	12,917
Hanssem Co. Ltd.	89	12,287
Hanwha Chemical Corp.	645	19,775

Hanwha Corp.	276	11,253
Hanwha Life Insurance Co. Ltd.	1,637	10,143
Hanwha Techwin Co. Ltd.*	231	6,218
Hyosung Corp.	154	17,776
Hyundai Department Store Co. Ltd.	93	7,849
Hyundai Development Co.-Engineering & Construction	373	13,020
Hyundai Engineering & Construction Co. Ltd.	370	13,155
Hyundai Glovis Co. Ltd.	122	16,054
Hyundai Heavy Industries Co. Ltd.*	220	26,614
Hyundai Marine & Fire Insurance Co. Ltd.	375	14,302
Hyundai Mobis Co. Ltd.	410	86,324
Hyundai Motor Co.	860	128,257
Hyundai Robotics Co. Ltd.*	70	28,604
Hyundai Steel Co.	574	28,411
Hyundai Wia Corp.	172	9,228
ING Life Insurance Korea Ltd., 144A	191	9,313
Kakao Corp.	310	36,642
Kangwon Land, Inc.	745	19,848
KB Financial Group, Inc.	2,372	140,187
KCC Corp.	40	13,390
KEPCO Plant Service & Engineering Co. Ltd.	195	7,266
Kia Motors Corp.	1,676	53,163
Korea Aerospace Industries Ltd.*	482	22,389
Korea Electric Power Corp.	1,448	44,260
Korea Gas Corp.*	165	6,994
Korea Investment Holdings Co. Ltd.	278	20,152
Korea Zinc Co. Ltd.	56	26,477
Korean Air Lines Co. Ltd.	272	8,201
KT Corp.	166	4,277
KT&G Corp.	572	52,716
Kumho Petrochemical Co. Ltd.	193	16,147
LG Chem Ltd.	290	102,567
LG Corp.	457	36,378
LG Display Co. Ltd.	1,420	39,142
LG Electronics, Inc.	535	49,355
LG Household & Health Care Ltd.	48	48,758
LG Innotek Co. Ltd.	130	15,846
Lotte Chemical Corp.	100	42,386
Lotte Corp.*	176	10,190
Lotte Shopping Co. Ltd.	78	14,874
Medy-Tox, Inc.	40	22,310
Mirae Asset Daewoo Co. Ltd.	1,031	8,835
NAVER Corp.	182	134,958
NCSoft Corp.	109	37,746
Netmarble Games Corp., 144A	101	13,757
NH Investment & Securities Co. Ltd.	844	11,145
OCI Co. Ltd.	100	15,191
Orion Corp.	168	16,755
Ottogi Corp.	8	5,223
Pan Ocean Co. Ltd.*	1,287	7,048
POSCO	447	149,220
Posco Daewoo Corp.	277	5,167
S-1 Corp.	101	8,954
Samsung Biologics Co. Ltd., 144A*	103	42,802
Samsung C&T Corp.	495	58,738
Samsung Card Co. Ltd.	285	9,554
Samsung Electro-Mechanics Co. Ltd.	392	33,520
Samsung Electronics Co. Ltd.	577	1,253,746
Samsung Fire & Marine Insurance Co. Ltd.	197	52,575
Samsung Heavy Industries Co. Ltd.*	742	5,858
Samsung Life Insurance Co. Ltd.	455	51,050
Samsung SDI Co. Ltd.	374	59,058
Samsung SDS Co. Ltd.	236	51,868
Samsung Securities Co. Ltd.	279	10,203
Shinhan Financial Group Co. Ltd.	2,754	120,546
Shinsegae Inc.	11	3,484
SillaJen, Inc.*	329	31,111
SK Holdings Co. Ltd.	201	52,807
SK Hynix, Inc.	3,533	250,563
SK Innovation Co. Ltd.	387	73,440
SK Networks Co. Ltd.	822	4,539
SK Telecom Co. Ltd.	101	22,384
S-Oil Corp.	303	34,556
Woori Bank	1,978	30,321
Yuhan Corp.	61	11,717

		4,612,498

Spain - 2.1%
Abertis Infraestructuras SA	3,842	91,870
ACS Actividades de Construccion y Servicios SA	1,612	55,715
Aena SME SA, 144A	426	87,131
Amadeus IT Group SA	2,658	196,382
Banco Bilbao Vizcaya Argentaria SA	39,619	333,030
Banco de Sabadell SA	23,024	48,468
Banco Santander SA	95,085	657,395
Bankia SA	6,321	30,292

Bankinter SA	4,257	47,095
CaixaBank SA	22,400	109,640
Enagas SA	1,423	37,187
Endesa SA	2,009	42,402
Ferrovial SA	2,863	62,051
Gas Natural SDG SA	2,017	46,299
Grifols SA	1,954	53,828
Iberdrola SA	33,397	247,563
Industria de Diseno Textil SA	6,579	200,339
Mapfre SA	4,370	14,768
Red Electrica Corp. SA	2,613	51,006
Repsol SA	8,040	144,239
Siemens Gamesa Renewable Energy SA(b)	1,520	24,265
Telefonica SA	27,214	265,377

		2,846,342

Sweden - 1.8%
Alfa Laval AB	1,672	40,411
Assa Abloy AB, Class B	6,056	135,811
Atlas Copco AB, Class A	3,838	164,453
Atlas Copco AB, Class B	2,370	90,370
Boliden AB	1,850	65,831
Electrolux AB, Series B	1,616	53,332
Essity AB, Class B*	4,001	110,075
Getinge AB, Class B(b)	1,467	18,516
Hennes & Mauritz AB, Class B(b)	6,018	99,790
Hexagon AB, Class B	1,581	92,850
Husqvarna AB, Class B	2,645	28,323
ICA Gruppen AB(b)	479	17,137
Industrivarden AB, Class C	1,071	25,724
Investor AB, Class B	2,825	127,865
Kinnevik AB, Class B	1,461	53,611
L E Lundbergforetagen AB, Class B	250	18,749
Lundin Petroleum AB*	1,132	26,684
Nordea Bank AB	17,846	203,627
Sandvik AB	6,842	127,555
Securitas AB, Class B	1,975	34,055
Skandinaviska Enskilda Banken AB, Class A	9,224	108,988
Skanska AB, Class B	2,168	43,335
SKF AB, Class B	2,422	50,984
Svenska Handelsbanken AB, Class A	9,210	126,915
Swedbank AB, Class A	5,392	135,982
Swedish Match AB	1,193	50,903
Tele2 AB, Class B	1,914	22,745
Telefonaktiebolaget LM Ericsson, Class B	18,956	127,543
Telia Co. AB	12,156	57,690
Volvo AB, Class B	9,142	173,137

		2,432,991

Switzerland - 5.7%
ABB Ltd.	11,127	271,695
Adecco Group AG	1,053	85,029
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	17,980
Cie Financiere Richemont SA	3,262	287,584
Clariant AG*	1,426	35,786
Coca-Cola HBC AG*	1,518	49,843
Credit Suisse Group AG*	15,259	283,723
Dufry AG*	197	28,411
EMS-Chemie Holding AG	63	40,426
Ferguson PLC	1,392	98,617
Geberit AG	240	108,818
Givaudan SA	56	127,903
Glencore PLC*	73,874	392,929
Julius Baer Group Ltd.*	1,448	94,448
Kuehne + Nagel International AG	287	47,013
LafargeHolcim Ltd.*	2,748	161,144
Lonza Group AG*	396	100,971
Nestle SA	18,790	1,497,788
Novartis AG	13,430	1,125,708
Pargesa Holding SA	291	25,821
Partners Group Holding AG	108	78,564
Roche Holding AG	4,242	985,039
Schindler Holding AG	19	4,309
Schindler Holding AG Participation Certificates	275	64,528
SGS SA	32	81,559
Sika AG	12	98,856
Sonova Holding AG	331	52,012
STMicroelectronics NV	3,797	87,181
Straumann Holding AG	67	45,440
Swatch Group AG - Bearer	204	86,361
Swatch Group AG - Registered	284	22,870
Swiss Life Holding AG*	170	61,743
Swiss Prime Site AG*	558	52,231
Swiss Re AG	1,899	194,042
Swisscom AG	169	91,622
UBS Group AG*	22,070	422,284
Vifor Pharma AG	186	26,234
Zurich Insurance Group AG	954	315,172

		7,651,684

Taiwan - 2.9%
Acer, Inc.*	22,916	19,309
Advanced Semiconductor Engineering, Inc.	41,140	56,013
Advantech Co. Ltd.	2,031	15,131

Airtac International Group	1,000	18,325
Asia Cement Corp.	14,010	13,628
Asustek Computer, Inc.	4,200	39,849
AU Optronics Corp.	61,013	27,377
Catcher Technology Co. Ltd.	4,113	49,871
Cathay Financial Holding Co. Ltd.	47,615	88,884
Chailease Holding Co. Ltd.	5,819	19,572
Chang Hwa Commercial Bank Ltd.	25,262	14,537
Cheng Shin Rubber Industry Co. Ltd.	12,723	21,876
Chicony Electronics Co. Ltd.	2,955	7,277
China Development Financial Holding Corp.	79,864	28,723
China Life Insurance Co. Ltd.	9,280	9,345
China Steel Corp.	77,713	64,150
Chunghwa Telecom Co. Ltd.	23,863	89,500
Compal Electronics, Inc.	29,915	20,595
CTBC Financial Holding Co. Ltd.	118,997	87,020
Delta Electronics, Inc.	12,648	60,217
E.Sun Financial Holding Co. Ltd.	62,849	41,655
Eclat Textile Co. Ltd.	1,656	17,697
Eva Airways Corp.	11,975	6,153
Far Eastern New Century Corp.	19,960	17,741
Far EasTone Telecommunications Co. Ltd.	12,264	31,085
First Financial Holding Co. Ltd.	67,383	46,160
Formosa Chemicals & Fibre Corp.	18,519	68,823
Formosa Petrochemical Corp.	9,264	37,125
Formosa Plastics Corp.	25,859	91,672
Foxconn Technology Co. Ltd.	5,600	15,230
Fubon Financial Holding Co. Ltd.	36,614	65,464
General Interface Solution Holding Ltd.	1,096	6,701
Giant Manufacturing Co. Ltd.	2,496	13,080
Globalwafers Co. Ltd.	1,169	17,057
Hiwin Technologies Corp.	954	12,254
Hon Hai Precision Industry Co. Ltd.	93,002	280,642
Hotai Motor Co. Ltd.	1,470	16,389
HTC Corp.*	5,742	11,997
Hua Nan Financial Holdings Co. Ltd.	55,621	32,768
Innolux Corp.	61,260	27,277
Inventec Corp.	18,389	14,707
Largan Precision Co. Ltd.	622	78,721
Lite-On Technology Corp.	12,237	17,604
Macronix International*	10,000	14,882
MediaTek, Inc.	8,741	90,118
Mega Financial Holding Co. Ltd.	71,336	60,963
Nan Ya Plastics Corp.	30,880	85,250
Nanya Technology Corp.	3,451	9,551
Nien Made Enterprise Co. Ltd.	879	8,671
Novatek Microelectronics Corp.	3,429	14,857
Pegatron Corp.	13,442	34,531
Phison Electronics Corp.	1,014	9,933
Pou Chen Corp.	15,041	18,933
Powertech Technology, Inc.	2,135	6,625
President Chain Store Corp.	3,400	34,296
Quanta Computer, Inc.	16,575	33,836
Realtek Semiconductor Corp.	2,143	8,515
Ruentex Development Co. Ltd.*	5,580	6,145
Shin Kong Financial Holding Co. Ltd.	48,825	20,152
Siliconware Precision Industries Co. Ltd.	17,991	31,366
SinoPac Financial Holdings Co. Ltd.	68,443	23,677
Standard Foods Corp.	3,629	8,527
Synnex Technology International Corp.	7,902	10,474
TaiMed Biologics, Inc.*	783	5,417
Taishin Financial Holding Co. Ltd.	57,996	28,208
Taiwan Business Bank	22,755	6,734
Taiwan Cement Corp.	27,415	34,744
Taiwan Cooperative Financial Holding Co. Ltd.	66,228	38,563
Taiwan High Speed Rail Corp.	10,469	8,122
Taiwan Mobile Co. Ltd.	10,096	37,174
Taiwan Semiconductor Manufacturing Co. Ltd.	146,291	1,232,642
Teco Electric and Machinery Co. Ltd.	9,906	8,991
Uni-President Enterprises Corp.	34,209	80,849
United Microelectronics Corp.	82,166	39,823
Vanguard International Semiconductor Corp.	6,403	13,378
Win Semiconductors Corp.	2,110	19,405
Winbond Electronics Corp.	17,000	11,587
Wistron Corp.	11,448	9,607
WPG Holdings Ltd.	8,794	11,295
Yageo Corp.	1,000	11,320
Yuanta Financial Holding Co. Ltd.	78,680	35,438
Zhen Ding Technology Holding Ltd.	2,849	6,236

		3,890,036

Thailand - 0.6%
Advanced Info Service PCL, NVDR	5,800	36,585

Airports of Thailand PCL, NVDR	27,400	61,757
Bangkok Dusit Medical Services PCL, NVDR	400	282
Bangkok Expressway & Metro PCL, NVDR	20,900	4,860
Berli Jucker PCL, NVDR	8,200	15,543
Central Pattana PCL, NVDR	800	2,147
Charoen Pokphand Foods PCL, NVDR	16,700	12,183
CP ALL PCL, NVDR	30,700	82,154
Electricity Generating PCL, NVDR	200	1,516
Home Product Center PCL, NVDR	100	46
Indorama Ventures PCL, NVDR	19,100	32,858
IRPC PCL, NVDR	220,227	57,179
Kasikornbank PCL, NVDR	16,100	118,993
KCE Electronics PCL, NVDR	1,300	2,899
Krung Thai Bank PCL, NVDR	28,000	18,108
PTT Exploration & Production PCL, NVDR	9,300	34,220
PTT Global Chemical PCL, NVDR	8,400	26,559
PTT PCL, NVDR	7,600	137,521
Robinson PCL, NVDR	700	1,500
Siam Cement PCL	700	10,927
Siam Commercial Bank PCL, NVDR	10,900	51,739
Thai Oil PCL, NVDR	10,900	35,766
True Corp. PCL, NVDR*	27,900	5,600

		750,942

Turkey - 0.3%
Akbank TAS	13,640	38,141
Anadolu Efes Biracilik Ve Malt Sanayii AS	877	5,924
Arcelik AS	1,827	9,107
Aselsan Elektronik Sanayi Ve Ticaret AS	1,268	10,394
BIM Birlesik Magazalar AS	1,326	26,231
Coca-Cola Icecek AS	484	4,701
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	27,557	19,137
Ford Otomotiv Sanayi AS	306	5,047
Haci Omer Sabanci Holding AS	7,823	22,102
KOC Holding AS	5,335	25,247
Petkim Petrokimya Holding AS	4,285	9,096
TAV Havalimanlari Holding AS	1,975	12,053
Tofas Turk Otomobil Fabrikasi AS	468	3,740
Tupras Turkiye Petrol Rafinerileri AS	1,083	33,303
Turk Hava Yollari AO*	3,333	16,720
Turk Telekomunikasyon AS*	3,330	5,729
Turkcell Iletisim Hizmetleri AS	6,166	24,881
Turkiye Garanti Bankasi AS	14,709	45,386
Turkiye Halk Bankasi AS	6,076	15,392
Turkiye Is Bankasi AS, Class C	10,829	21,650
Turkiye Sise ve Cam Fabrikalari AS	10,749	13,516
Ulker Biskuvi Sanayi AS	975	5,786

		373,283

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	9,308	18,500
Aldar Properties PJSC	5,854	3,443
DAMAC Properties Dubai Co. PJSC	10,910	8,911
DP World Ltd.	1,122	27,433
Dubai Investments PJSC	8,653	5,206
Dubai Islamic Bank PJSC	2,155	3,556
DXB Entertainments PJSC*	19,227	2,905
Emaar Malls PJSC	9,402	5,427
Emaar Properties PJSC	18,676	31,373
Emirates Telecommunications Group Co. PJSC	11,033	51,667
First Abu Dhabi Bank PJSC	4,458	14,019

		172,440

United Kingdom - 10.0%
3i Group PLC	6,094	78,829
Admiral Group PLC	1,478	37,501
Anglo American PLC	8,320	203,954
Ashtead Group PLC	3,150	91,676
Associated British Foods PLC	2,246	81,353
AstraZeneca PLC	7,533	495,203
Auto Trader Group PLC, 144A	5,848	29,386
Aviva PLC	23,622	164,424
Babcock International Group PLC	1,637	14,689
BAE Systems PLC	19,562	156,039
Barclays PLC	101,166	297,355
Barratt Developments PLC	6,525	48,419
Berkeley Group Holdings PLC	800	42,447
BP PLC	117,851	770,914
British American Tobacco PLC	13,861	819,691
British Land Co. PLC REIT	6,051	52,315
BT Group PLC	47,641	157,280
Bunzl PLC	2,178	58,620
Burberry Group PLC	2,665	56,263
Capita PLC	4,093	9,926
Centrica PLC	30,137	59,331
CNH Industrial NV	6,626	90,093
Cobham PLC*	13,238	20,676

Coca-Cola European Partners PLC	334	12,699
Compass Group PLC	9,064	192,917
ConvaTec Group PLC, 144A	7,491	21,296
Croda International PLC	792	50,396
Diageo PLC	15,208	515,050
Direct Line Insurance Group PLC	8,292	43,699
easyJet PLC*	1,272	29,402
Experian PLC	5,974	127,973
Fiat Chrysler Automobiles NV*	6,072	130,171
G4S PLC	9,792	35,373
GKN PLC	10,299	62,074
GlaxoSmithKline PLC	29,071	523,172
Hammerson PLC REIT	4,688	28,849
Hargreaves Lansdown PLC	1,815	43,116
HSBC Holdings PLC	119,502	1,179,769
IMI PLC	1,670	28,210
Imperial Brands PLC	6,051	218,175
InterContinental Hotels Group PLC	1,189	76,918
International Consolidated Airlines Group SA	4,071	34,528
Intertek Group PLC	979	66,217
ITV PLC	23,633	52,057
J Sainsbury PLC	11,081	39,511
John Wood Group PLC	4,082	34,449
Johnson Matthey PLC	1,167	50,368
Kingfisher PLC	14,611	71,992
Land Securities Group PLC REIT	4,471	57,059
Legal & General Group PLC	34,428	124,465
Lloyds Banking Group PLC	424,013	401,615
London Stock Exchange Group PLC	1,943	107,747
Marks & Spencer Group PLC	9,864	40,142
Meggitt PLC	5,186	32,314
Merlin Entertainments PLC, 144A	3,859	18,063
Micro Focus International PLC	2,656	75,434
National Grid PLC	18,815	191,732
Next PLC	921	61,572
Old Mutual PLC	32,422	113,955
Pearson PLC	5,181	52,240
Persimmon PLC	1,961	70,220
Prudential PLC	15,171	382,319
Reckitt Benckiser Group PLC	4,117	327,379
RELX NV	6,091	125,213
RELX PLC	6,228	128,012
Rio Tinto Ltd.	2,480	156,332
Rio Tinto PLC	7,454	402,886
Rolls-Royce Holdings PLC*	10,442	120,697
Royal Bank of Scotland Group PLC*	18,570	68,439
Royal Mail PLC	4,596	35,433
RSA Insurance Group PLC	6,168	53,616
Sage Group PLC	6,812	64,953
Schroders PLC	759	36,039
Segro PLC REIT	5,354	42,132
Severn Trent PLC	974	22,896
Sky PLC	6,514	120,887
Smith & Nephew PLC	5,338	93,220
Smiths Group PLC	2,657	58,435
SSE PLC	5,606	94,543
St James’s Place PLC	3,494	55,534
Standard Chartered PLC*	18,612	207,754
Standard Life Aberdeen PLC	13,212	66,954
Taylor Wimpey PLC	20,732	53,088
Tesco PLC	51,585	149,705
Travis Perkins PLC	994	17,585
Unilever NV	9,835	515,646
Unilever PLC	7,457	383,286
United Utilities Group PLC	4,307	39,502
Vodafone Group PLC	157,965	443,099
Weir Group PLC	1,489	41,736
Whitbread PLC	1,173	62,706
Wm Morrison Supermarkets PLC	13,034	40,500
WPP PLC	7,582	145,509

		13,407,358

United States(e) - 0.3%
Carnival PLC	1,187	78,423
Nexteer Automotive Group Ltd.*	5,275	11,755
Shire PLC	5,476	234,383
Valeant Pharmaceuticals International, Inc.*	2,052	33,598

		358,159

TOTAL COMMON STOCKS (Cost $108,072,389)		127,339,750

PREFERRED STOCKS - 1.3%
Brazil - 0.7%
Banco Bradesco SA	18,442	220,209
Braskem SA, Class A	1,203	17,206
Cia Brasileira de Distribuicao	813	17,149
Cia Energetica de Minas Gerais	4,682	11,839
Gerdau SA	6,549	33,523
Itau Unibanco Holding SA	19,668	305,175
Itausa - Investimentos Itau SA	24,481	98,922
Lojas Americanas SA	3,755	19,522
Petroleo Brasileiro SA*	24,026	158,797
Telefonica Brasil SA	2,510	39,155

		921,497

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	607	30,755

Colombia - 0.0%
Bancolombia SA	3,495	36,811
Grupo Aval Acciones y Valores SA	24,697	10,688
Grupo de Inversiones Suramericana SA	15	186

		47,685

Germany - 0.4%
Bayerische Motoren Werke AG	249	22,692
FUCHS PETROLUB SE	490	27,893
Henkel AG & Co. KGaA	1,075	143,347
Porsche Automobil Holding SE	1,000	84,327
Schaeffler AG	1,001	16,310
Volkswagen AG	1,044	205,216

		499,785

Russia - 0.0%
Surgutneftegas OJSC	45,225	23,667
Transneft PJSC	3	9,846

		33,513

South Korea - 0.2%
Amorepacific Corp.	82	11,510
Hyundai Motor Co.	166	13,765
Hyundai Motor Co. - 2nd Preferred	194	17,503
LG Chem Ltd.	51	10,102
Samsung Electronics Co. Ltd.	109	200,808

		253,688

TOTAL PREFERRED STOCKS (Cost $1,285,047)		1,786,923

RIGHTS - 0.0%
Australia - 0.0%
APA Group*, expires 03/17/18	402	70
Woodside Petroleum Ltd.*, expires 03/12/18(c)	511	854

		924

Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 04/03/18	575	956

Chile - 0.0%
Enel Chile SA*, expires 03/19/18	20,894	3

South Korea - 0.0%
Hyundai Heavy Industries Co. Ltd.*, expires 03/12/18	38	877

Taiwan - 0.0%
Fubon Financial Holding Co. Ltd.*, expires 03/08/18(c)	1,689	0

TOTAL RIGHTS (Cost $0)		2,760

SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(f)(g) (Cost $1,802,444)	1,802,444	1,802,444

TOTAL INVESTMENTS - 97.2% (Cost $111,159,880)		$130,931,877
Other assets and liabilities, net - 2.8%		3,738,310

NET ASSETS - 100.0%		$134,670,187

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 0.2%
Germany - 0.2%
Deutsche Bank AG(d)
195,941	44,776	(22,407)	(20,747)	82	—	—	12,273	197,645
SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(f)(g)
2,702,711	—	(900,267)	—	—	18,035	—	1,802,444	1,802,444

2,898,652	44,776	(922,674)	(20,747)	82	18,035	—	1,814,717	2,000,089

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $1,649,051, which is 1.2% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$30,491,065	23.6%
Industrials	15,424,098	11.9
Information Technology	15,117,434	11.8
Consumer Discretionary	14,770,612	11.5
Consumer Staples	11,835,550	9.1
Materials	10,482,037	8.1
Health Care	9,821,626	7.6
Energy	8,367,909	6.5
Telecommunication Services	5,105,761	3.9
Real Estate	4,076,104	3.2
Utilities	3,637,237	2.8

Total	$129,129,433	100.0%

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MINI S&P/TSX 60 Futures	CAD	5	$178,057	$177,817	3/15/2018	$1,142
MSCI EAFE Index	USD	19	1,922,570	1,934,675	3/16/2018	12,105
MSCI Emerging Markets Index Futures	USD	9	528,195	532,350	3/16/2018	4,155
SGX NIFTY 50 Futures	USD	130	2,719,600	2,734,940	3/28/2018	15,340

Total unrealized appreciation						$32,742

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	3/5/2018	AED	577,500	USD	157,228	$—	$(3)
Goldman Sachs & Co.	3/5/2018	AUD	2,086,400	USD	1,689,220	68,705	—
JP Morgan & Chase Co.	3/5/2018	AUD	5,345,800	USD	4,328,067	175,963	—
RBC Capital Markets	3/5/2018	AUD	1,097,500	USD	888,578	36,145	—
Goldman Sachs & Co.	3/5/2018	BRL	7,692,800	USD	2,421,366	53,345	—
Goldman Sachs & Co.	3/5/2018	BRL	490,000	USD	154,112	3,279	—
Goldman Sachs & Co.	3/5/2018	CAD	10,089,300	USD	8,226,681	363,244	—
RBC Capital Markets	3/5/2018	CAD	1,084,300	USD	884,143	39,057	—
Goldman Sachs & Co.	3/5/2018	CHF	6,730,700	USD	7,257,179	126,777	—
RBC Capital Markets	3/5/2018	CHF	578,100	USD	623,167	10,737	—
Goldman Sachs & Co.	3/5/2018	CLP	221,079,000	USD	367,653	—	(3,926)
Goldman Sachs & Co.	3/5/2018	COP	392,793,100	USD	138,585	1,524	—
Goldman Sachs & Co.	3/5/2018	CZK	1,228,300	USD	60,629	1,634	—
Goldman Sachs & Co.	3/5/2018	DKK	10,738,100	USD	1,801,061	40,935	—
Goldman Sachs & Co.	3/5/2018	EUR	11,245,200	USD	14,032,660	307,776	—
JP Morgan & Chase Co.	3/5/2018	EUR	12,678,400	USD	15,824,428	350,308	—
RBC Capital Markets	3/5/2018	EUR	252,000	USD	314,280	6,711	—
RBC Capital Markets	3/5/2018	EUR	1,558,600	USD	1,944,961	42,674	—
Goldman Sachs & Co.	3/5/2018	GBP	5,093,600	USD	7,251,478	237,285	—
JP Morgan & Chase Co.	3/5/2018	GBP	6,882,600	USD	9,798,282	320,529	—
RBC Capital Markets	3/5/2018	GBP	395,400	USD	562,838	18,349	—
Goldman Sachs & Co.	3/5/2018	HKD	47,431,800	USD	6,068,280	6,507	—
Goldman Sachs & Co.	3/5/2018	HKD	4,096,000	USD	524,057	589	—
JP Morgan & Chase Co.	3/5/2018	HKD	36,041,200	USD	4,611,001	4,945	—
RBC Capital Markets	3/5/2018	HKD	1,662,800	USD	212,734	228	—
Goldman Sachs & Co.	3/5/2018	HUF	8,306,500	USD	33,446	1,148	—
JP Morgan & Chase Co.	3/5/2018	HUF	17,863,500	USD	71,935	2,476	—
Goldman Sachs & Co.	3/5/2018	IDR	2,565,927,600	USD	190,946	4,380	—
JP Morgan & Chase Co.	3/5/2018	IDR	6,833,162,800	USD	510,318	13,486	—
Goldman Sachs & Co.	3/5/2018	ILS	830,000	USD	243,713	4,997	—
Goldman Sachs & Co.	3/5/2018	JPY	1,040,606,000	USD	9,546,932	—	(209,889)
RBC Capital Markets	3/5/2018	JPY	219,294,500	USD	2,011,932	—	(44,195)
RBC Capital Markets	3/5/2018	JPY	27,963,000	USD	256,106	—	(6,077)
The Bank of New York Mellon	3/5/2018	JPY	1,252,090,300	USD	11,489,175	—	(250,543)
Goldman Sachs & Co.	3/5/2018	MXN	8,196,400	USD	438,888	4,446	—

The Bank of New York Mellon	3/5/2018	MXN	10,360,800	USD	555,018	5,854	—
Goldman Sachs & Co.	3/5/2018	MYR	3,290,100	USD	841,522	1,706	—
Goldman Sachs & Co.	3/5/2018	NOK	2,862,800	USD	373,273	10,704	—
The Bank of New York Mellon	3/5/2018	NOK	2,561,200	USD	333,910	9,538	—
Goldman Sachs & Co.	3/5/2018	NZD	238,300	USD	176,295	4,441	—
Goldman Sachs & Co.	3/5/2018	PHP	20,599,400	USD	400,027	4,607	—
Goldman Sachs & Co.	3/5/2018	PLN	505,200	USD	151,639	4,029	—
The Bank of Nova Scotia	3/5/2018	PLN	1,036,000	USD	310,952	8,251	—
Goldman Sachs & Co.	3/5/2018	QAR	698,500	USD	190,899	—	(922)
Goldman Sachs & Co.	3/5/2018	RUB	60,173,900	USD	1,065,209	—	(1,615)
Goldman Sachs & Co.	3/5/2018	RUB	4,212,000	USD	74,508	—	(166)
Goldman Sachs & Co.	3/5/2018	SEK	4,644,100	USD	592,453	31,827	—
The Bank of Nova Scotia	3/5/2018	SEK	16,176,100	USD	2,063,094	110,348	—
Goldman Sachs & Co.	3/5/2018	SGD	511,200	USD	390,690	4,780	—
JP Morgan & Chase Co.	3/5/2018	SGD	1,164,200	USD	889,707	10,840	—
Goldman Sachs & Co.	3/5/2018	THB	20,925,100	USD	668,363	1,652	—
Goldman Sachs & Co.	3/5/2018	TRY	76,400	USD	20,172	106	—
JP Morgan & Chase Co.	3/5/2018	TRY	1,274,000	USD	336,397	1,789	—
Goldman Sachs & Co.	3/5/2018	TWD	115,103,600	USD	3,941,499	—	(2,027)
Goldman Sachs & Co.	3/5/2018	TWD	1,855,000	USD	63,816	262	—
Goldman Sachs & Co.	3/5/2018	USD	157,228	AED	577,500	3	—
Goldman Sachs & Co.	3/5/2018	USD	422,643	AUD	522,000	—	(17,203)
Goldman Sachs & Co.	3/5/2018	USD	1,219,063	AUD	1,564,400	—	(3,988)
JP Morgan & Chase Co.	3/5/2018	USD	4,165,724	AUD	5,345,800	—	(13,620)
RBC Capital Markets	3/5/2018	USD	855,230	AUD	1,097,500	—	(2,797)
Goldman Sachs & Co.	3/5/2018	USD	2,518,598	BRL	8,182,800	256	—
Goldman Sachs & Co.	3/5/2018	USD	463,152	CAD	568,000	—	(20,462)
Goldman Sachs & Co.	3/5/2018	USD	7,431,027	CAD	9,521,300	—	(10,280)
RBC Capital Markets	3/5/2018	USD	846,262	CAD	1,084,300	—	(1,177)
Goldman Sachs & Co.	3/5/2018	USD	6,831,527	CHF	6,454,700	6,485	—
Goldman Sachs & Co.	3/5/2018	USD	297,600	CHF	276,000	—	(5,210)
RBC Capital Markets	3/5/2018	USD	611,714	CHF	578,100	717	—
Goldman Sachs & Co.	3/5/2018	USD	371,768	CLP	221,079,000	—	(188)
Goldman Sachs & Co.	3/5/2018	USD	136,936	COP	392,793,100	125	—
Goldman Sachs & Co.	3/5/2018	USD	58,964	CZK	1,228,300	30	—

Goldman Sachs & Co.	3/5/2018	USD	1,759,109	DKK	10,738,100	1,017	—
Goldman Sachs & Co.	3/5/2018	USD	453,082	EUR	363,000	—	(10,037)
Goldman Sachs & Co.	3/5/2018	USD	13,270,010	EUR	10,882,200	11,829	—
JP Morgan & Chase Co.	3/5/2018	USD	15,465,948	EUR	12,678,400	8,172	—
RBC Capital Markets	3/5/2018	USD	2,208,298	EUR	1,810,600	1,558	—
Goldman Sachs & Co.	3/5/2018	USD	6,261,623	GBP	4,544,600	—	(3,436)
Goldman Sachs & Co.	3/5/2018	USD	781,589	GBP	549,000	—	(25,583)
JP Morgan & Chase Co.	3/5/2018	USD	9,483,945	GBP	6,882,600	—	(6,192)
RBC Capital Markets	3/5/2018	USD	544,802	GBP	395,400	—	(312)
Goldman Sachs & Co.	3/5/2018	USD	6,585,418	HKD	51,527,800	—	(177)
JP Morgan & Chase Co.	3/5/2018	USD	4,605,728	HKD	36,041,200	329	—
RBC Capital Markets	3/5/2018	USD	212,490	HKD	1,662,800	15	—
Goldman Sachs & Co.	3/5/2018	USD	32,269	HUF	8,306,500	30	—
JP Morgan & Chase Co.	3/5/2018	USD	69,395	HUF	17,863,500	64	—
Goldman Sachs & Co.	3/5/2018	USD	187,198	IDR	2,565,927,600	—	(632)
JP Morgan & Chase Co.	3/5/2018	USD	497,030	IDR	6,833,162,800	—	(197)
Goldman Sachs & Co.	3/5/2018	USD	238,880	ILS	830,000	—	(164)
Goldman Sachs & Co.	3/5/2018	USD	528,079	JPY	57,547,000	11,488	—
Goldman Sachs & Co.	3/5/2018	USD	9,214,335	JPY	983,059,000	2,919	—
RBC Capital Markets	3/5/2018	USD	2,317,206	JPY	247,257,500	1,104	—
The Bank of New York Mellon	3/5/2018	USD	11,735,999	JPY	1,252,090,300	3,718	—
Goldman Sachs & Co.	3/5/2018	USD	434,218	MXN	8,196,400	224	—
The Bank of New York Mellon	3/5/2018	USD	548,885	MXN	10,360,800	278	—
Goldman Sachs & Co.	3/5/2018	USD	838,221	MYR	3,290,100	1,596	—
Goldman Sachs & Co.	3/5/2018	USD	363,005	NOK	2,862,800	—	(436)
The Bank of New York Mellon	3/5/2018	USD	324,762	NOK	2,561,200	—	(390)
Goldman Sachs & Co.	3/5/2018	USD	172,106	NZD	238,300	—	(253)
Goldman Sachs & Co.	3/5/2018	USD	395,230	PHP	20,599,400	190	—
Goldman Sachs & Co.	3/5/2018	USD	147,431	PLN	505,200	179	—
The Bank of Nova Scotia	3/5/2018	USD	302,327	PLN	1,036,000	374	—
Goldman Sachs & Co.	3/5/2018	USD	191,239	QAR	698,500	582	—
Goldman Sachs & Co.	3/5/2018	USD	1,143,142	RUB	64,385,900	—	(1,644)
Goldman Sachs & Co.	3/5/2018	USD	560,617	SEK	4,644,100	10	—
The Bank of Nova Scotia	3/5/2018	USD	1,952,338	SEK	16,176,100	408	—
Goldman Sachs & Co.	3/5/2018	USD	386,450	SGD	511,200	—	(540)

JP Morgan & Chase Co.	3/5/2018	USD	880,070	SGD	1,164,200	—	(1,203)
Goldman Sachs & Co.	3/5/2018	USD	666,617	THB	20,925,100	94	—
Goldman Sachs & Co.	3/5/2018	USD	20,047	TRY	76,400	19	—
JP Morgan & Chase Co.	3/5/2018	USD	334,294	TRY	1,274,000	314	—
Goldman Sachs & Co.	3/5/2018	USD	4,003,923	TWD	116,958,600	3,156	—
Goldman Sachs & Co.	3/5/2018	USD	2,347,948	ZAR	27,727,300	1,204	—
Goldman Sachs & Co.	3/5/2018	USD	139,073	ZAR	1,659,000	1,483	—
Goldman Sachs & Co.	3/5/2018	ZAR	29,386,300	USD	2,463,345	—	(26,363)
Goldman Sachs & Co.	3/6/2018	EGP	668,300	USD	37,630	—	(165)
Goldman Sachs & Co.	3/6/2018	INR	7,912,200	USD	123,686	2,321	—
Goldman Sachs & Co.	3/6/2018	KRW	3,204,600,700	USD	2,992,297	32,749	—
JP Morgan & Chase Co.	3/6/2018	KRW	2,541,488,000	USD	2,381,343	34,200	—
Goldman Sachs & Co.	3/6/2018	USD	37,885	EGP	668,300	—	(91)
Goldman Sachs & Co.	3/6/2018	USD	121,334	INR	7,912,200	31	—
Goldman Sachs & Co.	3/6/2018	USD	101,526	KRW	108,523,000	—	(1,301)
Goldman Sachs & Co.	3/6/2018	USD	2,861,704	KRW	3,096,077,700	—	(2,380)
JP Morgan & Chase Co.	3/6/2018	USD	2,344,373	KRW	2,541,488,000	2,770	—
Goldman Sachs & Co.	4/5/2018	AED	577,500	USD	157,207	—	(17)
Goldman Sachs & Co.	4/5/2018	AUD	1,564,400	USD	1,219,106	3,968	—
JP Morgan & Chase Co.	4/5/2018	AUD	5,345,800	USD	4,165,756	13,440	—
RBC Capital Markets	4/5/2018	AUD	1,097,500	USD	855,240	2,764	—
Goldman Sachs & Co.	4/5/2018	BRL	8,182,800	USD	2,509,099	—	(1,497)
Goldman Sachs & Co.	4/5/2018	CAD	9,521,300	USD	7,435,692	10,252	—
RBC Capital Markets	4/5/2018	CAD	1,084,300	USD	846,789	1,168	—
Goldman Sachs & Co.	4/5/2018	CHF	6,454,700	USD	6,851,039	—	(6,783)
RBC Capital Markets	4/5/2018	CHF	578,100	USD	613,444	—	(761)
Goldman Sachs & Co.	4/5/2018	CLP	221,079,000	USD	371,530	139	—
Goldman Sachs & Co.	4/5/2018	COP	392,793,100	USD	136,781	—	(148)
Goldman Sachs & Co.	4/5/2018	CZK	1,228,300	USD	59,063	—	(48)
Goldman Sachs & Co.	4/5/2018	DKK	10,738,100	USD	1,763,814	—	(843)
Goldman Sachs & Co.	4/5/2018	EGP	668,300	USD	37,566	8	—
Goldman Sachs & Co.	4/5/2018	EUR	10,882,200	USD	13,302,401	—	(12,653)
JP Morgan & Chase Co.	4/5/2018	EUR	12,678,400	USD	15,503,724	—	(9,094)
RBC Capital Markets	4/5/2018	EUR	1,810,600	USD	2,213,669	—	(1,714)
Goldman Sachs & Co.	4/5/2018	GBP	4,544,600	USD	6,271,289	3,565	—

JP Morgan & Chase Co.	4/5/2018	GBP	6,882,600	USD	9,498,426	6,229	—
RBC Capital Markets	4/5/2018	GBP	395,400	USD	545,630	311	—
Goldman Sachs & Co.	4/5/2018	HUF	8,306,500	USD	32,339	—	(28)
JP Morgan & Chase Co.	4/5/2018	HUF	17,863,500	USD	69,538	—	(69)
Goldman Sachs & Co.	4/5/2018	IDR	2,565,927,600	USD	186,464	313	—
JP Morgan & Chase Co.	4/5/2018	IDR	6,833,162,800	USD	495,300	—	(425)
Goldman Sachs & Co.	4/5/2018	ILS	830,000	USD	239,231	123	—
Goldman Sachs & Co.	4/5/2018	INR	7,912,200	USD	120,760	—	(164)
Goldman Sachs & Co.	4/5/2018	JPY	983,059,000	USD	9,235,631	—	(2,862)
RBC Capital Markets	4/5/2018	JPY	247,257,500	USD	2,322,572	—	(1,080)
The Bank of New York Mellon	4/5/2018	JPY	1,252,090,300	USD	11,763,189	—	(3,579)
Goldman Sachs & Co.	4/5/2018	KRW	3,096,077,700	USD	2,861,969	1,162	—
JP Morgan & Chase Co.	4/5/2018	KRW	2,541,488,000	USD	2,344,806	—	(3,555)
Goldman Sachs & Co.	4/5/2018	MXN	8,196,400	USD	432,038	—	(168)
The Bank of New York Mellon	4/5/2018	MXN	10,360,800	USD	546,096	—	(241)
Goldman Sachs & Co.	4/5/2018	MYR	3,290,100	USD	835,242	—	(3,774)
Goldman Sachs & Co.	4/5/2018	NOK	2,862,800	USD	363,383	419	—
The Bank of New York Mellon	4/5/2018	NOK	2,561,200	USD	325,104	379	—
Goldman Sachs & Co.	4/5/2018	NZD	238,300	USD	172,065	255	—
Goldman Sachs & Co.	4/5/2018	PHP	20,599,400	USD	393,268	—	(1,466)
Goldman Sachs & Co.	4/5/2018	PLN	505,200	USD	147,514	—	(194)
The Bank of Nova Scotia	4/5/2018	PLN	1,036,000	USD	302,517	—	(385)
Goldman Sachs & Co.	4/5/2018	QAR	698,500	USD	190,977	—	(713)
Goldman Sachs & Co.	4/5/2018	RUB	64,385,900	USD	1,138,993	1,768	—
Goldman Sachs & Co.	4/5/2018	SEK	4,644,100	USD	562,063	2	—
The Bank of Nova Scotia	4/5/2018	SEK	16,176,100	USD	1,957,039	—	(703)
Goldman Sachs & Co.	4/5/2018	SGD	511,200	USD	386,606	515	—
JP Morgan & Chase Co.	4/5/2018	SGD	1,164,200	USD	880,386	1,107	—
Goldman Sachs & Co.	4/5/2018	THB	20,925,100	USD	666,829	—	(483)
Goldman Sachs & Co.	4/5/2018	TRY	76,400	USD	19,865	—	(10)
JP Morgan & Chase Co.	4/5/2018	TRY	1,274,000	USD	331,283	—	(142)
Goldman Sachs & Co.	4/5/2018	USD	132,768	CAD	170,000	—	(189)
Goldman Sachs & Co.	4/5/2018	USD	190,002	CHF	179,000	177	—
Goldman Sachs & Co.	4/5/2018	USD	1,222,928	EUR	1,000,000	635	—
Goldman Sachs & Co.	4/5/2018	USD	614,165	GBP	445,000	—	(440)

Goldman Sachs & Co.	4/5/2018	USD	707,105	JPY	75,259,000	156	—
Goldman Sachs & Co.	4/5/2018	USD	190,677	KRW	206,313,000	—	(42)
Goldman Sachs & Co.	4/5/2018	ZAR	27,727,300	USD	2,337,098	—	(857)
Goldman Sachs & Co.	4/6/2018	HKD	51,527,800	USD	6,591,424	8	—
JP Morgan & Chase Co.	4/6/2018	HKD	36,041,200	USD	4,609,733	—	(643)
RBC Capital Markets	4/6/2018	HKD	1,662,800	USD	212,667	—	(37)
Goldman Sachs & Co.	4/6/2018	USD	444,573	HKD	3,475,000	—	(53)
Goldman Sachs & Co.	4/9/2018	TWD	116,958,600	USD	4,010,788	—	(3,835)
Goldman Sachs & Co.	4/9/2018	USD	129,217	TWD	3,777,000	430	—

Total unrealized appreciation (depreciation)						$2,640,247	$(735,479)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$127,339,745	$—	$5	$127,339,750
Preferred Stocks(j)	1,786,923	—	—	1,786,923
Rights(j)	1,906	—	854	2,760
Short-Term Investments	1,802,444	—	—	1,802,444
Derivatives(k)
Forward Foreign Currency Contracts	—	2,640,247	—	2,640,247
Futures Contracts	32,742	—	—	32,742

TOTAL	$130,963,760	$2,640,247	$859	$133,604,866

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(735,479)	$—	$(735,479)

TOTAL	$—	$(735,479)	$—	$(735,479)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2018, the amount of transfers between Level 3 and Level 1 was $65,364. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 87.3%
Australia - 16.1%
AGL Energy Ltd.	316	$5,365
Alumina Ltd.	1,115	1,931
Amcor Ltd.	519	5,603
AMP Ltd.	1,350	5,547
APA Group(a)	561	3,486
Aristocrat Leisure Ltd.	239	4,576
ASX Ltd.	88	3,991
Aurizon Holdings Ltd.	905	3,212
AusNet Services	897	1,184
Australia & New Zealand Banking Group Ltd.	1,398	31,543
Bank of Queensland Ltd.	189	1,854
Bendigo & Adelaide Bank Ltd.	230	2,026
BHP Billiton Ltd.	1,550	36,718
BlueScope Steel Ltd.	286	3,627
Boral Ltd.	585	3,549
Brambles Ltd.	766	5,712
Caltex Australia Ltd.	126	3,442
Challenger Ltd.	268	2,623
CIMIC Group Ltd.	48	1,745
Coca-Cola Amatil Ltd.	224	1,514
Cochlear Ltd.	29	4,142
Commonwealth Bank of Australia	833	49,424
Computershare Ltd.	234	3,242
Crown Resorts Ltd.	183	1,919
CSL Ltd.	219	27,755
Dexus REIT	472	3,409
Domino’s Pizza Enterprises Ltd.	25	765
Flight Centre Travel Group Ltd.(b)	28	1,257
Fortescue Metals Group Ltd.	683	2,674
Goodman Group REIT	837	5,337
GPT Group REIT	841	3,109
Harvey Norman Holdings Ltd.(b)	280	872
Healthscope Ltd.	873	1,282
Incitec Pivot Ltd.	843	2,488
Insurance Australia Group Ltd.	1,102	7,019
LendLease Group(a)	253	3,508
Macquarie Group Ltd.	156	12,559
Medibank Pvt Ltd.	1,386	3,412
Mirvac Group REIT	1,761	2,900
National Australia Bank Ltd.	1,298	30,426
Newcrest Mining Ltd.	370	6,107
Oil Search Ltd.	690	4,046
Orica Ltd.	188	2,723
Origin Energy Ltd.*	850	5,975
QBE Insurance Group Ltd.	627	4,962
Ramsay Health Care Ltd.	71	3,524
REA Group Ltd.	27	1,615
Santos Ltd.*	920	3,601
Scentre Group REIT	2,537	7,567
SEEK Ltd.	168	2,637
Sonic Healthcare Ltd.	199	3,787
South32 Ltd.	2,515	6,485
Stockland REIT	1,115	3,499
Suncorp Group Ltd.	605	6,372
Sydney Airport(a)	460	2,354
Tabcorp Holdings Ltd.	866	3,107
Telstra Corp. Ltd.	1,913	4,977
TPG Telecom Ltd.	169	802
Transurban Group(a)	1,111	9,993
Treasury Wine Estates Ltd.	355	4,825
Vicinity Centres REIT	1,566	3,016
Wesfarmers Ltd.	547	17,559
Westfield Corp. REIT	920	6,260
Westpac Banking Corp.	1,617	38,645
Woodside Petroleum Ltd.	408	9,247
Woolworths Group Ltd.	624	13,381

		473,813

China - 24.4%
3SBio, Inc., 144A*	355	676
58.com, Inc., ADR*	43	3,241
AAC Technologies Holdings, Inc.	353	7,032
Agile Group Holdings Ltd.	1,271	2,193
Agricultural Bank of China Ltd., Class H	12,948	7,197
Air China Ltd., Class H	702	1,071
Alibaba Group Holding Ltd., ADR*	558	103,866
Aluminum Corp. of China Ltd., Class H*(b)	2,203	1,337
Anhui Conch Cement Co. Ltd., Class H	617	3,307
ANTA Sports Products Ltd.	448	2,221
Autohome, Inc., ADR	26	2,033
AviChina Industry & Technology Co. Ltd., Class H	1,086	605
Baidu, Inc., ADR*	132	33,309
Bank of China Ltd., Class H	38,291	20,892
Bank of Communications Co. Ltd., Class H	4,396	3,528
Beijing Capital International Airport Co. Ltd., Class H	751	1,109
BYD Co. Ltd., Class H	353	3,268
BYD Electronic International Co. Ltd.	318	788

CGN Power Co. Ltd., Class H, 144A	4,715	1,271
China Cinda Asset Management Co. Ltd., Class H	4,114	1,546
China CITIC Bank Corp. Ltd., Class H	4,647	3,391
China Communications Construction Co. Ltd., Class H	2,211	2,475
China Communications Services Corp. Ltd., Class H	1,534	913
China Conch Venture Holdings Ltd.	680	2,046
China Construction Bank Corp., Class H	40,651	42,334
China Everbright Bank Co. Ltd., Class H	1,435	739
China Evergrande Group*	1,609	4,770
China Galaxy Securities Co. Ltd., Class H	1,664	1,167
China Huarong Asset Management Co. Ltd., Class H, 144A	4,465	2,025
China Huishan Dairy Holdings Co. Ltd.*(c)	2,821	0
China Life Insurance Co. Ltd., Class H	3,716	11,040
China Longyuan Power Group Corp. Ltd., Class H	1,507	1,001
China Medical System Holdings Ltd.	441	886
China Merchants Bank Co. Ltd., Class H	1,631	6,888
China Minsheng Banking Corp. Ltd., Class H	2,746	2,870
China Molybdenum Co. Ltd., Class H	1,907	1,560
China National Building Material Co. Ltd., Class H	1,438	1,428
China Oilfield Services Ltd., Class H	711	750
China Pacific Insurance Group Co. Ltd., Class H	1,317	6,479
China Petroleum & Chemical Corp., Class H	12,795	10,300
China Railway Construction Corp. Ltd., Class H	965	1,036
China Railway Group Ltd., Class H	2,160	1,570
China Resources Pharmaceutical Group Ltd., 144A	954	1,287
China Shenhua Energy Co. Ltd., Class H	1,716	4,879
China Southern Airlines Co. Ltd., Class H	765	1,026
China Telecom Corp. Ltd., Class H	6,589	2,905
China Vanke Co. Ltd., Class H	591	2,654
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,187	965
CITIC Securities Co. Ltd., Class H	1,229	2,783
CNOOC Ltd.	8,110	11,814
Country Garden Holdings Co. Ltd.	2,667	4,798
CRRC Corp. Ltd., Class H	2,206	2,021
CSPC Pharmaceutical Group Ltd.	2,116	4,889
Ctrip.com International Ltd., ADR*	189	8,690
Dongfeng Motor Group Co. Ltd., Class H	1,100	1,393
ENN Energy Holdings Ltd.	378	2,913
Fosun International Ltd.	1,362	3,004
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	254	1,019
Geely Automobile Holdings Ltd.	2,442	7,973
GF Securities Co. Ltd., Class H	604	1,164
GOME Retail Holdings Ltd.	5,140	604
Great Wall Motor Co. Ltd., Class H	1,577	1,866
Guangzhou Automobile Group Co. Ltd., Class H	1,050	2,335
Guangzhou R&F Properties Co. Ltd., Class H	538	1,266
Haitian International Holdings Ltd.	381	1,166
Haitong Securities Co. Ltd., Class H	1,444	2,067
Hengan International Group Co. Ltd.	361	3,529
Huaneng Power International, Inc., Class H	1,605	997
Huaneng Renewables Corp. Ltd., Class H	1,723	577
Huatai Securities Co. Ltd., Class H, 144A	708	1,428
Industrial & Commercial Bank of China Ltd., Class H	35,463	30,633
JD.com, Inc., ADR*	308	14,522
Jiangsu Expressway Co. Ltd., Class H	610	949
Kingsoft Corp. Ltd.	417	1,377

Lenovo Group Ltd.	3,606	1,885
Longfor Properties Co. Ltd.	774	2,235
Minth Group Ltd.	340	2,012
Momo, Inc., ADR*	53	1,752
NetEase, Inc., ADR	38	11,147
New China Life Insurance Co. Ltd., Class H	409	2,448
New Oriental Education & Technology Group, Inc., ADR	61	5,575
People’s Insurance Co. Group of China Ltd., Class H	3,814	2,062
PetroChina Co. Ltd., Class H	10,538	7,446
PICC Property & Casualty Co. Ltd., Class H	2,297	4,555
Ping An Insurance Group Co. of China Ltd., Class H	2,281	24,323
Semiconductor Manufacturing International Corp.*	1,169	1,574
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	941	643
Shanghai Electric Group Co. Ltd., Class H*	859	324
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	244	1,420
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	318	462
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	365	920
Shenzhou International Group Holdings Ltd.	335	3,317
Sihuan Pharmaceutical Holdings Group Ltd.	1,907	697
SINA Corp.*	29	3,391
Sino-Ocean Group Holding Ltd.	1,589	1,133
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,856	1,115
Sinopharm Group Co. Ltd., Class H	346	1,528
SOHO China Ltd.	621	357
Sunac China Holdings Ltd.	1,065	3,906
Sunny Optical Technology Group Co. Ltd.	356	5,946
TAL Education Group, ADR	141	5,324
Tencent Holdings Ltd.	2,745	151,598
Tingyi Cayman Islands Holding Corp.	980	2,059
TravelSky Technology Ltd., Class H	466	1,489
Tsingtao Brewery Co. Ltd., Class H	179	984
Vipshop Holdings Ltd., ADR*	204	3,548
Want Want China Holdings Ltd.	2,688	2,270
Weibo Corp., ADR*	23	2,956
Weichai Power Co. Ltd., Class H	1,910	2,153
Yangzijiang Shipbuilding Holdings Ltd.	902	1,028
Yanzhou Coal Mining Co. Ltd., Class H	926	1,387
Yum China Holdings, Inc.	183	7,928
YY, Inc., ADR*	21	2,716
Zhejiang Expressway Co. Ltd., Class H	716	782
Zhuzhou CRRC Times Electric Co. Ltd., Class H	257	1,392
Zijin Mining Group Co. Ltd., Class H	2,814	1,294
ZTE Corp., Class H*	413	1,457

		718,189

Hong Kong - 11.6%
AIA Group Ltd.	5,831	48,841
Alibaba Health Information Technology Ltd.*	1,831	901
Alibaba Pictures Group Ltd.*	6,207	849
ASM Pacific Technology Ltd.	137	1,969
Bank of East Asia Ltd.	564	2,483
Beijing Enterprises Holdings Ltd.	66	367
Beijing Enterprises Water Group Ltd.*	2,130	1,388
BOC Hong Kong Holdings Ltd.	1,848	9,351
Brilliance China Automotive Holdings Ltd.	1,510	4,071
China Everbright International Ltd.	1,056	1,635
China Everbright Ltd.	435	957
China Gas Holdings Ltd.	872	2,719
China Jinmao Holdings Group Ltd.	2,194	1,343
China Mengniu Dairy Co. Ltd.*	1,373	4,535
China Merchants Port Holdings Co. Ltd.	764	1,788
China Mobile Ltd.	2,758	25,868
China Overseas Land & Investment Ltd.	1,915	6,729
China Resources Beer Holdings Co. Ltd.	844	3,257
China Resources Gas Group Ltd.	444	1,498
China Resources Land Ltd.	1,385	4,946

China Resources Power Holdings Co. Ltd.	961	1,672
China State Construction International Holdings Ltd.	1,008	1,373
China Taiping Insurance Holdings Co. Ltd.	711	2,744
China Unicom Hong Kong Ltd.*	2,990	3,874
CITIC Ltd.	2,593	3,771
CK Asset Holdings Ltd.	1,011	8,746
CK Hutchison Holdings Ltd.	1,341	16,793
CK Infrastructure Holdings Ltd.	331	2,779
CLP Holdings Ltd.	820	8,288
COSCO SHIPPING Ports Ltd.	779	757
Far East Horizon Ltd.	797	805
First Pacific Co. Ltd.	955	597
Fullshare Holdings Ltd.*	3,591	2,019
Galaxy Entertainment Group Ltd.	571	4,998
GCL-Poly Energy Holdings Ltd.*	6,751	1,070
Guangdong Investment Ltd.	1,311	2,007
Haier Electronics Group Co. Ltd.*	705	2,419
Hanergy Thin Film Power Group Ltd.*(c)	36,273	0
Hang Lung Group Ltd.	479	1,622
Hang Lung Properties Ltd.	1,011	2,416
Hang Seng Bank Ltd.	376	9,345
Henderson Land Development Co. Ltd.	599	3,904
HK Electric Investments & HK Electric Investments Ltd., 144A(a)	1,436	1,347
HKT Trust & HKT Ltd.(a)	1,891	2,416
Hong Kong & China Gas Co. Ltd.	4,192	8,292
Hong Kong Exchanges & Clearing Ltd.	530	19,234
Hongkong Land Holdings Ltd.	600	4,134
Hysan Development Co. Ltd.	313	1,814
Jardine Matheson Holdings Ltd.	93	6,059
Jardine Strategic Holdings Ltd.	100	3,983
Kerry Properties Ltd.	324	1,472
Kingboard Chemical Holdings Ltd.	318	1,615
Kingston Financial Group Ltd.	1,271	768
Kunlun Energy Co. Ltd.	1,295	1,218
Lee & Man Paper Manufacturing Ltd.	636	727
Li & Fung Ltd.	3,381	1,706
Link REIT	1,106	9,455
Melco Resorts & Entertainment Ltd., ADR	123	3,376
MTR Corp. Ltd.	760	4,030
New World Development Co. Ltd.	2,356	3,588
Nine Dragons Paper Holdings Ltd.	956	1,725
NWS Holdings Ltd.	932	1,758
PCCW Ltd.	2,393	1,364
Power Assets Holdings Ltd.	591	5,026
Shanghai Industrial Holdings Ltd.	161	452
Shangri-La Asia Ltd.	626	1,409
Shimao Property Holdings Ltd.	674	1,681
Sino Biopharmaceutical Ltd.	1,846	3,496
Sino Land Co. Ltd.	1,609	2,845
SJM Holdings Ltd.	819	786
Sun Art Retail Group Ltd.	1,145	1,522
Sun Hung Kai Properties Ltd.	718	11,991
Swire Pacific Ltd., Class A	249	2,520
Swire Properties Ltd.	592	2,023
Techtronic Industries Co. Ltd.	687	4,310
WH Group Ltd., 144A	4,327	5,363
Wharf Holdings Ltd.	610	2,284
Wharf Real Estate Investment Co. Ltd.*	610	4,147
Wheelock & Co. Ltd.	406	2,960
Yue Yuen Industrial Holdings Ltd.	371	1,588

		341,978

Indonesia - 2.1%
PT Adaro Energy Tbk	7,762	1,327
PT AKR Corporindo Tbk	689	306
PT Astra International Tbk	10,177	5,977
PT Bank Central Asia Tbk	4,926	8,303
PT Bank Danamon Indonesia Tbk	1,470	706
PT Bank Mandiri Persero Tbk	9,423	5,689
PT Bank Negara Indonesia Persero Tbk	3,785	2,677
PT Bank Rakyat Indonesia Persero Tbk	27,851	7,657
PT Bank Tabungan Negara Persero Tbk	1,907	519
PT Bumi Serpong Damai Tbk	3,835	540
PT Charoen Pokphand Indonesia Tbk	3,563	891
PT Gudang Garam Tbk	237	1,375
PT Hanjaya Mandala Sampoerna Tbk	5,302	1,859
PT Indocement Tunggal Prakarsa Tbk	919	1,469
PT Indofood CBP Sukses Makmur Tbk	1,163	759
PT Indofood Sukses Makmur Tbk	2,139	1,179

PT Jasa Marga Persero Tbk	1,539	599
PT Kalbe Farma Tbk	8,706	1,013
PT Matahari Department Store Tbk	1,245	964
PT Pakuwon Jati Tbk	12,142	596
PT Perusahaan Gas Negara Persero Tbk	4,311	837
PT Semen Indonesia Persero Tbk	1,494	1,209
PT Surya Citra Media Tbk	3,379	700
PT Telekomunikasi Indonesia Persero Tbk	25,349	7,375
PT Tower Bersama Infrastructure Tbk	1,018	417
PT Unilever Indonesia Tbk	819	3,211
PT United Tractors Tbk	628	1,626
PT Waskita Karya Persero Tbk	1,819	385
PT XL Axiata Tbk*	2,161	464

		60,629

Ireland - 0.1%
James Hardie Industries PLC CDI(d)	219	3,887

Macau - 0.4%
MGM China Holdings Ltd.	500	1,473
Sands China Ltd.	1,252	7,063
Wynn Macau Ltd.	811	2,850

		11,386

Malaysia - 2.2%
AirAsia Bhd	800	895
Alliance Bank Malaysia Bhd	476	501
AMMB Holdings Bhd	800	846
Astro Malaysia Holdings Bhd	800	494
Axiata Group Bhd	1,336	1,842
British American Tobacco Malaysia Bhd	150	1,088
CIMB Group Holdings Bhd	1,972	3,620
Dialog Group Bhd	1,600	1,082
DiGi.Com Bhd	1,502	1,856
Felda Global Ventures Holdings Bhd	1,000	495
Gamuda Bhd	800	1,013
Genting Bhd	1,100	2,485
Genting Malaysia Bhd	1,553	2,089
Genting Plantations Bhd	100	258
HAP Seng Consolidated Bhd	300	731
Hartalega Holdings Bhd	300	895
Hong Leong Bank Bhd	351	1,794
Hong Leong Financial Group Bhd	125	609
IHH Healthcare Bhd	976	1,473
IJM Corp. Bhd	1,500	1,042
IOI Corp. Bhd	1,000	1,197
IOI Properties Group Bhd	825	390
Kuala Lumpur Kepong Bhd	300	1,918
Malayan Banking Bhd	1,965	5,247
Malaysia Airports Holdings Bhd	425	944
Maxis Bhd	1,001	1,510
MISC Bhd	625	1,095
Petronas Chemicals Group Bhd	1,200	2,478
Petronas Dagangan Bhd	100	659
Petronas Gas Bhd	375	1,687
PPB Group Bhd	200	904
Press Metal Aluminium Holdings Bhd	600	888
Public Bank Bhd	1,426	8,373
RHB Bank Bhd	400	549
Sapura Energy Bhd	2,000	342
Sime Darby Bhd	1,146	807
Sime Darby Plantation Bhd*	1,146	1,565
Sime Darby Property Bhd*	1,146	413
SP Setia Bhd Group	400	346
Telekom Malaysia Bhd	551	830
Tenaga Nasional Bhd	1,600	6,413
UMW Holdings Bhd*	276	458
Westports Holdings Bhd	500	470
YTL Corp. Bhd	2,270	829
YTL Power International Bhd	1,064	307

		65,727

New Zealand - 0.4%
Auckland International Airport Ltd.	485	2,256
Fisher & Paykel Healthcare Corp. Ltd.	259	2,578
Fletcher Building Ltd.	349	1,638
Mercury NZ Ltd.	111	254
Meridian Energy Ltd.	645	1,302
Ryman Healthcare Ltd.	195	1,502
Spark New Zealand Ltd.	838	2,028

		11,558

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	987	1,467
Aboitiz Power Corp.	750	554
Alliance Global Group, Inc.*	2,000	571
Ayala Corp.	115	2,334
Ayala Land, Inc.	3,326	2,625
Bank of the Philippine Islands	118	272
BDO Unibank, Inc.	939	2,809

DMCI Holdings, Inc.	2,000	535
Globe Telecom, Inc.	15	496
GT Capital Holdings, Inc.	50	1,296
International Container Terminal Services, Inc.	253	534
JG Summit Holdings, Inc.	1,370	1,894
Jollibee Foods Corp.	228	1,306
Manila Electric Co.	100	646
Megaworld Corp.	5,700	531
Metro Pacific Investments Corp.	7,900	854
Metropolitan Bank & Trust Co.	149	280
PLDT, Inc.	50	1,459
Robinsons Land Corp.	761	284
Security Bank Corp.	80	378
SM Investments Corp.	117	2,112
SM Prime Holdings, Inc.	4,357	2,953
Universal Robina Corp.	460	1,316

		27,506

Singapore - 3.2%
Ascendas Real Estate Investment Trust REIT	1,150	2,300
CapitaLand Commercial Trust REIT	1,223	1,597
CapitaLand Ltd.	1,151	3,154
CapitaLand Mall Trust REIT	1,201	1,831
City Developments Ltd.	150	1,445
ComfortDelGro Corp. Ltd.	1,100	1,686
DBS Group Holdings Ltd.	900	19,498
Genting Singapore PLC	3,003	2,629
Golden Agri-Resources Ltd.	3,603	979
Hutchison Port Holdings Trust, Class U	2,552	931
Keppel Corp. Ltd.	700	4,238
Oversea-Chinese Banking Corp. Ltd.	1,550	15,281
SATS Ltd.	300	1,178
Sembcorp Industries Ltd.	450	1,087
Singapore Airlines Ltd.	300	2,511
Singapore Exchange Ltd.	450	2,565
Singapore Press Holdings Ltd.	750	1,472
Singapore Technologies Engineering Ltd.	750	1,931
Singapore Telecommunications Ltd.	4,103	10,468
StarHub Ltd.	300	566
Suntec Real Estate Investment Trust REIT	1,200	1,794
United Overseas Bank Ltd.	617	12,990
UOL Group Ltd.	258	1,659
Wilmar International Ltd.	750	1,829

		95,619

South Korea - 12.9%
Amorepacific Corp.	16	4,159
AMOREPACIFIC Group	12	1,396
BGF retail Co. Ltd.	5	803
BNK Financial Group, Inc.	102	1,055
Celltrion Healthcare Co. Ltd.*	15	1,657
Celltrion, Inc.*	41	13,365
Cheil Worldwide, Inc.	35	601
CJ CheilJedang Corp.	4	1,249
CJ Corp.	6	923
CJ E&M Corp.	12	960
CJ Logistics Corp.*	3	367
Coway Co. Ltd.	27	2,159
Daelim Industrial Co. Ltd.	14	959
Daewoo Engineering & Construction Co. Ltd.*	62	299
DB Insurance Co. Ltd.	23	1,476
DGB Financial Group, Inc.	53	607
Dongsuh Cos., Inc.	11	283
Doosan Bobcat, Inc.	18	565
Doosan Heavy Industries & Construction Co. Ltd.*	16	221
E-MART, Inc.	10	2,807
GS Engineering & Construction Corp.	19	512
GS Holdings Corp.	29	1,770
GS Retail Co. Ltd.	13	432
Hana Financial Group, Inc.	142	6,445
Hankook Tire Co. Ltd.	39	2,125
Hanmi Pharm. Co. Ltd.	3	1,283
Hanmi Science Co. Ltd.	7	543
Hanon Systems	109	1,258
Hanssem Co. Ltd.	5	690
Hanwha Chemical Corp.	54	1,656
Hanwha Corp.	20	815
Hanwha Life Insurance Co. Ltd.	65	403
Hanwha Techwin Co. Ltd.*	18	485
Hotel Shilla Co. Ltd.	18	1,360
Hyosung Corp.	10	1,154
Hyundai Department Store Co. Ltd.	8	675
Hyundai Development Co.-Engineering & Construction	29	1,012
Hyundai Engineering & Construction Co. Ltd.*	36	1,280

Hyundai Glovis Co. Ltd.	11	1,447
Hyundai Heavy Industries Co. Ltd.*	15	1,815
Hyundai Marine & Fire Insurance Co. Ltd.	32	1,220
Hyundai Mobis Co. Ltd.	34	7,159
Hyundai Motor Co.	77	11,484
Hyundai Robotics Co. Ltd.*	4	1,635
Hyundai Steel Co.	30	1,485
Hyundai Wia Corp.	6	322
Industrial Bank of Korea	126	2,001
ING Life Insurance Korea Ltd., 144A	15	731
Kakao Corp.	22	2,600
Kangwon Land, Inc.	58	1,545
KB Financial Group, Inc.	186	10,993
KCC Corp.	3	1,004
KEPCO Plant Service & Engineering Co. Ltd.*	11	410
Kia Motors Corp.	153	4,853
Korea Aerospace Industries Ltd.*	36	1,672
Korea Electric Power Corp.	123	3,760
Korea Gas Corp.*	14	593
Korea Investment Holdings Co. Ltd.	15	1,087
Korea Zinc Co. Ltd.	4	1,891
Korean Air Lines Co. Ltd.	22	663
KT Corp.	25	644
KT&G Corp.	52	4,792
Kumho Petrochemical Co. Ltd.	9	753
LG Chem Ltd.	22	7,781
LG Corp.	48	3,821
LG Display Co. Ltd.	106	2,922
LG Electronics, Inc.	57	5,258
LG Household & Health Care Ltd.	5	5,079
LG Innotek Co. Ltd.	6	731
Lotte Chemical Corp.	8	3,391
Lotte Corp.*	11	637
Lotte Shopping Co. Ltd.	5	953
Medy-Tox, Inc.	2	1,116
Mirae Asset Daewoo Co. Ltd.	184	1,577
NAVER Corp.	14	10,381
NCSoft Corp.	9	3,117
Netmarble Games Corp., 144A	8	1,090
NH Investment & Securities Co. Ltd.	71	938
OCI Co. Ltd.	8	1,215
Orion Corp.	8	798
Ottogi Corp.	1	653
Pan Ocean Co. Ltd.*	107	586
POSCO	36	12,018
Posco Daewoo Corp.	15	280
S-1 Corp.	10	887
Samsung Biologics Co. Ltd., 144A*	9	3,740
Samsung C&T Corp.	39	4,628
Samsung Card Co. Ltd.	17	570
Samsung Electro-Mechanics Co. Ltd.	27	2,309
Samsung Electronics Co. Ltd.	48	104,298
Samsung Fire & Marine Insurance Co. Ltd.	15	4,003
Samsung Heavy Industries Co. Ltd.*	128	1,011
Samsung Life Insurance Co. Ltd.	35	3,927
Samsung SDI Co. Ltd.	28	4,421
Samsung SDS Co. Ltd.	17	3,736
Samsung Securities Co. Ltd.	32	1,170
Shinhan Financial Group Co. Ltd.	200	8,754
Shinsegae Inc.	4	1,267
SillaJen, Inc.*	24	2,269
SK Holdings Co. Ltd.	16	4,204
SK Hynix, Inc.	282	20,000
SK Innovation Co. Ltd.	35	6,642
SK Networks Co. Ltd.	34	188
SK Telecom Co. Ltd.	11	2,438
S-Oil Corp.	27	3,079
Woori Bank	235	3,602
Yuhan Corp.	4	768

		378,621

Taiwan - 10.4%
Acer, Inc.*	1,461	1,231
Advanced Semiconductor Engineering, Inc.	2,797	3,808
Advantech Co. Ltd.	174	1,296
Asia Cement Corp.	1,236	1,202
Asia Pacific Telecom Co. Ltd.*	913	296
Asustek Computer, Inc.	353	3,349
AU Optronics Corp.	4,084	1,832
Catcher Technology Co. Ltd.	335	4,062
Cathay Financial Holding Co. Ltd.	4,047	7,555
Chailease Holding Co. Ltd.	512	1,722
Chang Hwa Commercial Bank Ltd.	2,369	1,363
Cheng Shin Rubber Industry Co. Ltd.	973	1,673

Chicony Electronics Co. Ltd.	325	800
China Airlines Ltd.*	1,171	461
China Development Financial Holding Corp.	7,181	2,583
China Life Insurance Co. Ltd.	1,164	1,172
China Steel Corp.	6,236	5,148
Chunghwa Telecom Co. Ltd.	1,898	7,119
Compal Electronics, Inc.	1,941	1,336
CTBC Financial Holding Co. Ltd.	8,979	6,566
Delta Electronics, Inc.	975	4,642
E.Sun Financial Holding Co. Ltd.	4,485	2,973
Eclat Textile Co. Ltd.	88	940
Eva Airways Corp.	884	454
Evergreen Marine Corp. Taiwan Ltd.*	977	517
Far Eastern New Century Corp.	1,741	1,547
Far EasTone Telecommunications Co. Ltd.	798	2,023
Feng TAY Enterprise Co. Ltd.	167	795
First Financial Holding Co. Ltd.	4,577	3,135
Formosa Chemicals & Fibre Corp.	1,463	5,437
Formosa Petrochemical Corp.	698	2,797
Formosa Plastics Corp.	2,067	7,328
Formosa Taffeta Co. Ltd.	567	619
Foxconn Technology Co. Ltd.	460	1,251
Fubon Financial Holding Co. Ltd.	3,322	5,940
General Interface Solution Holding Ltd.	84	514
Giant Manufacturing Co. Ltd.	140	734
Globalwafers Co. Ltd.	74	1,080
Highwealth Construction Corp.	408	617
Hiwin Technologies Corp.	105	1,349
Hon Hai Precision Industry Co. Ltd.	7,154	21,588
Hotai Motor Co. Ltd.	153	1,706
HTC Corp.*	307	641
Hua Nan Financial Holdings Co. Ltd.	3,929	2,315
Innolux Corp.	4,348	1,936
Inventec Corp.	1,185	948
Largan Precision Co. Ltd.	50	6,328
Lite-On Technology Corp.	398	573
Macronix International*	636	946
MediaTek, Inc.	751	7,743
Mega Financial Holding Co. Ltd.	5,503	4,703
Micro-Star International Co. Ltd.	338	990
Nan Ya Plastics Corp.	2,380	6,570
Nanya Technology Corp.	240	664
Nien Made Enterprise Co. Ltd.	73	720
Novatek Microelectronics Corp.	308	1,334
Pegatron Corp.	964	2,476
Phison Electronics Corp.	81	793
Pou Chen Corp.	896	1,128
Powertech Technology, Inc.	331	1,027
President Chain Store Corp.	286	2,885
Quanta Computer, Inc.	1,350	2,756
Realtek Semiconductor Corp.	224	890
Ruentex Development Co. Ltd.*	459	505
Ruentex Industries Ltd.*	257	452
Shin Kong Financial Holding Co. Ltd.	3,814	1,574
Siliconware Precision Industries Co. Ltd.	920	1,604
SinoPac Financial Holdings Co. Ltd.	5,570	1,927
Standard Foods Corp.	296	695
Synnex Technology International Corp.	439	582
TaiMed Biologics, Inc.*	108	747
Taishin Financial Holding Co. Ltd.	4,527	2,202
Taiwan Business Bank	1,688	500
Taiwan Cement Corp.	1,660	2,104
Taiwan Cooperative Financial Holding Co. Ltd.	3,782	2,202
Taiwan High Speed Rail Corp.	844	655
Taiwan Mobile Co. Ltd.	803	2,957
Taiwan Semiconductor Manufacturing Co. Ltd.	11,897	100,244
Teco Electric and Machinery Co. Ltd.	877	796
Uni-President Enterprises Corp.	2,008	4,746
United Microelectronics Corp.	6,097	2,955
Vanguard International Semiconductor Corp.	512	1,070
Winbond Electronics Corp.	1,271	866
Wistron Corp.	1,294	1,086
WPG Holdings Ltd.	457	587
Yuanta Financial Holding Co. Ltd.	5,266	2,372
Zhen Ding Technology Holding Ltd.	238	521

		304,875

Thailand - 2.2%
Advanced Info Service PCL, NVDR	498	3,141
Airports of Thailand PCL, NVDR	1,900	4,282
Bangkok Bank PCL, NVDR	100	672

Bangkok Dusit Medical Services PCL, NVDR	2,000	1,408
Bangkok Expressway & Metro PCL, NVDR	4,300	1,000
Banpu PCL, NVDR	1,400	1,048
Berli Jucker PCL, NVDR	800	1,516
BTS Group Holdings PCL, NVDR	2,900	753
Bumrungrad Hospital PCL	200	1,313
Central Pattana PCL, NVDR	700	1,879
Charoen Pokphand Foods PCL, NVDR	1,300	948
CP ALL PCL, NVDR	2,411	6,452
Delta Electronics Thailand PCL, NVDR*	300	650
Electricity Generating PCL, NVDR	100	758
Energy Absolute PCL, NVDR	500	1,071
Glow Energy PCL, NVDR	178	481
Home Product Center PCL, NVDR	3,000	1,376
Indorama Ventures PCL, NVDR	526	905
IRPC PCL, NVDR	5,641	1,465
Kasikornbank PCL, NVDR	800	5,913
KCE Electronics PCL, NVDR	100	223
Krung Thai Bank PCL, NVDR	2,004	1,296
Minor International PCL, NVDR	1,100	1,419
PTT Exploration & Production PCL, NVDR	700	2,576
PTT Global Chemical PCL	1,000	3,162
PTT PCL, NVDR	425	7,690
Robinson PCL, NVDR	300	643
Siam Cement PCL	100	1,561
Siam Cement PCL, NVDR	100	1,561
Siam Commercial Bank PCL, NVDR	900	4,272
Thai Oil PCL, NVDR	351	1,152
Thai Union Group PCL, NVDR	1,000	640
TMB Bank PCL, NVDR	6,600	631
True Corp. PCL, NVDR*	5,000	1,004

		64,861

United Kingdom - 0.4%
Rio Tinto Ltd.	204	12,860

United States - 0.0%
Nexteer Automotive Group Ltd.*	422	940

TOTAL COMMON STOCKS (Cost $2,050,449)		2,572,449

PREFERRED STOCKS - 0.7%
South Korea - 0.7%
Amorepacific Corp.	4	561
Hyundai Motor Co.	11	912
Hyundai Motor Co.-2nd Preferred	23	2,075
LG Chem Ltd.	2	396
LG Household & Health Care Ltd.	1	567
Samsung Electronics Co. Ltd.	9	16,581

		21,092

TOTAL PREFERRED STOCKS (Cost $12,587)		21,092

RIGHTS - 0.0%
Australia - 0.0%
APA Group*, expires 03/17/18	33	6
Woodside Petroleum Ltd.*, expires 03/12/18(c)	42	70

		76

South Korea - 0.0%
Hyundai Heavy Industries Co. Ltd.*, expires 03/12/18	2	46

Taiwan - 0.0%
Fubon Financial Holding Co. Ltd.*, expires 03/08/18(c)	153	0

TOTAL RIGHTS (Cost $0)		122

EXCHANGE-TRADED FUNDS - 3.1%
Global X MSCI Pakistan ETF	270	3,475
iShares MSCI Australia ETF	950	21,679
iShares MSCI Hong Kong ETF(b)	650	16,627
iShares MSCI Taiwan ETF	450	16,493
Xtrackers MSCI All China Equity ETF(e)	825	31,952

TOTAL EXCHANGE-TRADED FUNDS (Cost $91,486)		90,226

SECURITIES LENDING COLLATERAL - 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(f)(g) (Cost $19,704)	19,704	19,704

TOTAL INVESTMENTS - 91.8% (Cost $2,174,226)		$2,703,593
Other assets and liabilities, net - 8.2%		241,624

NET ASSETS - 100.0%		$2,945,217

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUND - 1.1%
Xtrackers MSCI All China Equity ETF(e)
—	38,735	(7,235)	456	(4)	—	—	825	31,952
SECURITIES LENDING COLLATERAL - 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(f)(g)
22,677	—	(2,973)	—	—	301	—	19,704	19,704

22,677	38,735	(10,208)	456	(4)	301	—	20,529	51,656

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $19,048, which is 0.6% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI Asia Pacific ex Japan Hedged ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Funds and Securities Lending Collateral
Information Technology	$706,478	27.2%
Financials	697,842	26.9
Consumer Discretionary	198,368	7.6
Materials	175,546	6.8
Real Estate	170,477	6.6
Industrials	169,095	6.5
Consumer Staples	121,567	4.7
Energy	98,502	3.8
Health Care	93,499	3.6
Telecommunication Services	92,051	3.6
Utilities	70,238	2.7

Total	$2,593,663	100.0%

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
KOSPI 200 MINI Futures	KRW	1	$15,535	$14,450	3/08/2018	$(774)
SGX NIFTY 50 Futures	USD	11	230,120	231,418	3/28/2018	1,298

Total net unrealized appreciation						$524

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	3/5/2018	AUD	645,300	USD	522,461	$21,254	$—
Goldman Sachs & Co.	3/5/2018	HKD	6,319,600	USD	808,510	867	—
Goldman Sachs & Co.	3/5/2018	HKD	688,000	USD	88,025	99	—
RBC Capital Markets	3/5/2018	IDR	860,855,500	USD	64,272	1,680	—
Goldman Sachs & Co.	3/5/2018	MYR	257,300	USD	65,811	133	—
Goldman Sachs & Co.	3/5/2018	NZD	19,200	USD	14,204	358	—
Goldman Sachs & Co.	3/5/2018	PHP	1,517,700	USD	29,473	339	—
Goldman Sachs & Co.	3/5/2018	SGD	127,100	USD	97,138	1,188	—
Goldman Sachs & Co.	3/5/2018	SGD	7,000	USD	5,350	66	—
Goldman Sachs & Co.	3/5/2018	THB	1,978,700	USD	63,201	156	—
Goldman Sachs & Co.	3/5/2018	TWD	8,594,300	USD	294,295	—	(151)
Goldman Sachs & Co.	3/5/2018	TWD	544,000	USD	18,715	77	—
The Bank of New York Mellon	3/5/2018	USD	498,954	AUD	640,300	—	(1,630)
The Bank of New York Mellon	3/5/2018	USD	4,048	AUD	5,000	—	(165)
Goldman Sachs & Co.	3/5/2018	USD	895,594	HKD	7,007,600	—	(24)
RBC Capital Markets	3/5/2018	USD	2,105	IDR	28,162,000	—	(57)
RBC Capital Markets	3/5/2018	USD	60,582	IDR	832,693,500	—	(37)
Goldman Sachs & Co.	3/5/2018	USD	65,552	MYR	257,300	125	—
Goldman Sachs & Co.	3/5/2018	USD	13,867	NZD	19,200	—	(20)
Goldman Sachs & Co.	3/5/2018	USD	29,119	PHP	1,517,700	14	—
Goldman Sachs & Co.	3/5/2018	USD	101,375	SGD	134,100	—	(142)
Goldman Sachs & Co.	3/5/2018	USD	63,036	THB	1,978,700	9	—
Goldman Sachs & Co.	3/5/2018	USD	312,838	TWD	9,138,300	247	—
The Bank of New York Mellon	3/6/2018	KRW	12,861,000	USD	12,035	158	—
The Bank of New York Mellon	3/6/2018	KRW	434,896,300	USD	407,206	5,566	—
The Bank of New York Mellon	3/6/2018	USD	413,633	KRW	447,757,300	—	(115)

Goldman Sachs & Co.	4/5/2018	AUD	4,000	USD	3,117	10	—
The Bank of New York Mellon	4/5/2018	AUD	640,300	USD	498,961	1,612	—
RBC Capital Markets	4/5/2018	IDR	832,693,500	USD	60,296	—	(113)
The Bank of New York Mellon	4/5/2018	KRW	447,757,300	USD	413,766	34	—
Goldman Sachs & Co.	4/5/2018	MYR	257,300	USD	65,319	—	(295)
Goldman Sachs & Co.	4/5/2018	NZD	19,200	USD	13,863	21	—
Goldman Sachs & Co.	4/5/2018	PHP	1,517,700	USD	28,975	—	(108)
Goldman Sachs & Co.	4/5/2018	SGD	134,100	USD	101,416	135	—
Goldman Sachs & Co.	4/5/2018	THB	1,978,700	USD	63,056	—	(46)
Goldman Sachs & Co.	4/6/2018	HKD	7,007,600	USD	896,411	1	—
Goldman Sachs & Co.	4/6/2018	USD	39,020	HKD	305,000	—	(5)
Goldman Sachs & Co.	4/9/2018	TWD	9,138,300	USD	313,374	—	(300)
Goldman Sachs & Co.	4/9/2018	USD	8,827	TWD	258,000	29	—

Total unrealized appreciation (depreciation)						$34,178	$(3,208)

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$2,572,449	$—	$0	$2,572,449
Rights(j)	52	—	70	122
Preferred Stocks	21,092	—	—	21,092
Exchange-Traded Funds	90,226	—	—	90,226
Short-Term Investments	19,704	—	—	19,704
Derivatives(k)
Forward Foreign Currency Contracts	—	34,178	—	34,178
Futures Contracts	1,298	—	—	1,298

TOTAL	$2,704,821	$34,178	$70	$2,739,069

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(3,208)	$—	$(3,208)
Futures Contracts	(774)	—	—	(774)

TOTAL	$(774)	$(3,208)	$—	$(3,982)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2018, the amount of transfers between Level 3 and Level 1 was $9,246. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.7%
Consumer Discretionary - 3.2%
Kroton Educacional SA	17,076	$81,517
Lojas Renner SA	8,792	93,474

		174,991

Consumer Staples - 11.4%
Ambev SA	58,179	394,203
Atacadao Distribuicao Comercio e Industria Ltda*	4,895	22,388
BRF SA*	5,514	50,811
JBS SA	10,110	30,857
M Dias Branco SA	1,251	23,052
Natura Cosmeticos SA	2,128	22,500
Raia Drogasil SA	2,851	68,261

		612,072

Energy - 6.6%
Cosan SA Industria e Comercio	2,015	26,915
Petroleo Brasileiro SA*	31,737	226,281
Ultrapar Participacoes SA	4,462	103,535

		356,731

Financials - 10.8%
B3 SA - Brasil Bolsa Balcao	25,407	200,477
Banco Bradesco SA	8,803	99,853
Banco do Brasil SA	9,102	117,177
Banco Santander Brasil SA	5,131	58,107
BB Seguridade Participacoes SA	7,634	68,419
Porto Seguro SA	1,394	19,659
Sul America SA	2,533	16,656

		580,348

Health Care - 1.6%
Hypera SA	4,284	45,546
Odontoprev SA	3,290	15,513
Qualicorp SA	2,831	25,068

		86,127

Industrials - 5.1%
CCR SA	14,973	58,566
Embraer SA	8,223	55,109
Localiza Rent a Car SA	6,166	49,261
Rumo SA*	13,472	59,084
WEG SA	6,970	50,253

		272,273

Information Technology - 2.1%
Cielo SA	15,082	112,364

Materials - 11.7%
Cia Siderurgica Nacional SA*	7,708	24,096
Fibria Celulose SA	3,074	58,386
Klabin SA	7,275	40,107
Suzano Papel e Celulose SA	5,461	36,581
Vale SA	34,144	473,740

		632,910

Real Estate - 1.1%
BR Malls Participacoes SA	10,233	37,599
Multiplan Empreendimentos
Imobiliarios SA	1,044	22,572

		60,171

Telecommunication Services - 0.8%
TIM Participacoes SA	10,437	45,324

Utilities - 3.3%
Centrais Eletricas Brasileiras SA*	2,692	20,537
Cia de Saneamento Basico do Estado de Sao Paulo	4,218	48,911
EDP - Energias do Brasil SA	3,796	15,549
Engie Brasil Energia SA	2,121	25,574
Equatorial Energia SA	2,442	53,850
Transmissora Alianca de Energia Eletrica SA	2,286	14,433

		178,854

TOTAL COMMON STOCKS (Cost $1,992,488)		3,112,165

PREFERRED STOCKS - 31.3%
Consumer Discretionary - 0.9%
Lojas Americanas SA	9,017	46,878

Consumer Staples - 0.8%
Cia Brasileira de Distribuicao	1,956	41,260

Energy - 5.3%
Petroleo Brasileiro SA*	43,395	286,814

Financials - 20.1%
Banco Bradesco SA	31,178	372,285
Itau Unibanco Holding SA	33,381	517,951
Itausa - Investimentos Itau SA	48,760	197,028

		1,087,264

Materials - 1.8%
Braskem SA, Class A	2,128	30,436
Gerdau SA	12,733	65,177

		95,613

Telecommunication Services - 1.6%
Telefonica Brasil SA	5,513	86,000

Utilities - 0.8%
Centrais Eletricas Brasileiras SA, Class B	2,394	20,571

Cia Energetica de Minas Gerais	9,841	24,884

		45,455

TOTAL PREFERRED STOCKS (Cost $943,848)		1,689,284

RIGHTS - 0.1%
Financials - 0.1%
Itausa - Investimentos Itau SA*, expires 4/03/18 (Cost $0)	1,145	1,904

EXCHANGE-TRADED FUND - 4.5%
iShares MSCI Brazil ETF (Cost $236,441)	5,319	241,908

TOTAL INVESTMENTS - 93.6% (Cost $3,172,777)		$5,045,261
Other assets and liabilities, net - 6.4%		346,664

NET ASSETS - 100.0%		$5,391,925

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

At February 28, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(a)
CME USD IBOVESPA Futures	USD	3	$258,600	$259,755	4/18/2018	$1,155

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
Goldman Sachs & Co.	3/5/2018	BRL	10,990,745	USD	3,459,418	$76,215	$—
JP Morgan & Chase Co.	3/5/2018	BRL	322,000	USD	101,346	2,227	—
The Bank of New York Mellon	3/5/2018	BRL	2,585,755	USD	813,445	17,490	—
The Bank of Nova Scotia	3/5/2018	BRL	1,000,000	USD	314,169	6,346	—
The Bank of Nova Scotia	3/5/2018	BRL	2,006,400	USD	631,370	13,754	—
The Bank of Nova Scotia	3/5/2018	BRL	177,000	USD	55,730	1,246	—
Goldman Sachs & Co.	3/5/2018	USD	3,382,861	BRL	10,990,745	343	—
JP Morgan & Chase Co.	3/5/2018	USD	99,101	BRL	322,000	18	—
The Bank of New York Mellon	3/5/2018	USD	795,840	BRL	2,585,755	115	—
The Bank of Nova Scotia	3/5/2018	USD	979,885	BRL	3,183,400	39	—
Goldman Sachs & Co.	4/5/2018	BRL	10,990,745	USD	3,370,102	—	(2,011)
JP Morgan & Chase Co.	4/5/2018	BRL	322,000	USD	98,758	—	(36)
The Bank of New York Mellon	4/5/2018	BRL	2,585,755	USD	793,011	—	(335)
The Bank of Nova Scotia	4/5/2018	BRL	3,183,400	USD	976,129	—	(583)
The Bank of Nova Scotia	4/5/2018	BRL	450,000	USD	138,024	—	(42)

Total unrealized appreciation (depreciation)						$117,793	$(3,007)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$3,112,165	$—	$—	$3,112,165
Preferred Stocks(c)	1,689,284	—	—	1,689,284
Exchange-Traded Fund	241,908	—	—	241,908
Rights	1,904	—	—	1,904
Derivatives(d)
Forward Foreign Currency Contracts	—	117,793	—	117,793
Futures Contracts	1,155	—	—	1,155

TOTAL	$5,046,416	$117,793	$—	$5,164,209

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(d)
Forward Foreign Currency Contracts	$—	$(3,007)	$—	$(3,007)

TOTAL	$—	$(3,007)	$—	$(3,007)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.4%
Brazil - 4.6%
Ambev SA	193,644	$1,312,072
Atacadao Distribuicao Comercio e Industria Ltda*	14,012	64,085
B3 SA - Brasil Bolsa Balcao	86,985	686,364
Banco Bradesco SA	37,585	426,331
Banco do Brasil SA	36,066	464,307
Banco Santander Brasil SA	18,254	206,720
BB Seguridade Participacoes SA	19,413	173,987
BR Malls Participacoes SA	35,438	130,209
BRF SA*	17,488	161,151
CCR SA	52,180	204,098
Centrais Eletricas Brasileiras SA*	9,539	72,771
Cia de Saneamento Basico do Estado de Sao Paulo	14,997	173,900
Cia Energetica de Minas Gerais*	4,955	12,438
Cia Siderurgica Nacional SA*	26,199	81,900
Cielo SA	51,150	381,077
Cosan SA Industria e Comercio	7,164	95,692
EDP - Energias do Brasil SA	13,318	54,553
Embraer SA	27,241	182,563
Engie Brasil Energia SA	7,165	86,393
Equatorial Energia SA	8,721	192,314
Fibria Celulose SA	9,891	187,865
Hypera SA	13,728	145,952
JBS SA	35,914	109,615
Klabin SA	25,868	142,609
Kroton Educacional SA	55,432	264,620
Localiza Rent a Car SA	18,863	150,700
Lojas Renner SA	28,543	303,460
M Dias Branco SA	4,458	82,147
Multiplan Empreendimentos Imobiliarios SA	3,720	80,429
Natura Cosmeticos SA	7,571	80,049
Odontoprev SA	11,653	54,947
Petroleo Brasileiro SA*	122,730	875,050
Porto Seguro SA	4,968	70,062
Qualicorp SA	9,785	86,642
Raia Drogasil SA	9,554	228,750
Rumo SA*	43,796	192,077
Sul America SA	8,410	55,300
Suzano Papel e Celulose SA	17,726	118,741
TIM Participacoes SA	37,184	161,475
Transmissora Alianca de Energia Eletrica SA	8,105	51,173
Ultrapar Participacoes SA	14,570	338,078
Vale SA	130,891	1,816,083
WEG SA	24,794	178,764

		10,937,513

Chile - 1.1%
AES Gener SA	129,000	39,401
Aguas Andinas SA, Class A	114,733	76,666
Banco de Chile	1,099,310	186,501
Banco de Credito e Inversiones	1,721	128,216
Banco Santander Chile	2,697,935	221,442
Cencosud SA	62,797	190,929
Cia Cervecerias Unidas SA	6,482	91,393
Colbun SA	346,247	84,135
Empresa Nacional de Telecomunicaciones SA	6,626	78,521
Empresas CMPC SA	50,805	196,031
Empresas COPEC SA	18,988	306,772
Enel Americas SA	1,191,224	274,939
Enel Chile SA	861,608	106,347
Enel Generacion Chile SA	143,937	134,714
Itau CorpBanca	6,744,782	68,897
Latam Airlines Group SA	10,852	177,716
SACI Falabella	28,022	283,480

		2,646,100

China - 25.9%
3SBio, Inc., 144A*	44,444	84,618
58.com, Inc., ADR*	3,762	283,542
AAC Technologies Holdings, Inc.	30,585	609,285
Agile Group Holdings Ltd.	63,308	109,209
Agricultural Bank of China Ltd., Class H	1,090,123	605,941
Air China Ltd., Class H	80,078	122,175
Alibaba Group Holding Ltd., ADR*	47,984	8,931,742
Aluminum Corp. of China Ltd., Class H*(a)	173,048	105,033
Anhui Conch Cement Co. Ltd., Class H	50,339	269,837
ANTA Sports Products Ltd.	43,216	214,260
Autohome, Inc., ADR	2,092	163,615
AviChina Industry & Technology Co. Ltd., Class H	85,056	47,387
Baidu, Inc., ADR*	11,430	2,884,246
Bank of China Ltd., Class H	3,320,723	1,811,867
Bank of Communications Co. Ltd., Class H	364,596	292,575
Beijing Capital International Airport Co. Ltd., Class H	65,969	97,446
BYD Co. Ltd., Class H	26,022	240,904
BYD Electronic International Co. Ltd.	26,677	66,131

CGN Power Co. Ltd., Class H, 144A	465,330	125,461
China Cinda Asset Management Co. Ltd., Class H	386,945	145,366
China CITIC Bank Corp. Ltd., Class H	373,784	272,723
China Communications Construction Co. Ltd., Class H	186,262	208,494
China Communications Services Corp. Ltd., Class H	108,469	64,589
China Conch Venture Holdings Ltd.	60,019	180,611
China Construction Bank Corp., Class H	3,509,134	3,654,460
China Everbright Bank Co. Ltd., Class H	120,553	62,080
China Evergrande Group*	135,414	401,437
China Galaxy Securities Co. Ltd., Class H	146,991	103,117
China Huarong Asset Management Co. Ltd., Class H, 144A	400,572	181,708
China Huishan Dairy Holdings Co. Ltd.*(b)	136,324	17
China Life Insurance Co. Ltd., Class H	313,245	930,621
China Longyuan Power Group Corp. Ltd., Class H	139,223	92,508
China Medical System Holdings Ltd.	54,564	109,604
China Merchants Bank Co. Ltd., Class H	162,621	686,774
China Minsheng Banking Corp. Ltd., Class H	230,231	240,648
China Molybdenum Co. Ltd., Class H	150,125	122,772
China National Building Material Co. Ltd., Class H	126,330	125,428
China Oilfield Services Ltd., Class H	62,083	65,527
China Pacific Insurance Group Co. Ltd., Class H	108,490	533,723
China Petroleum & Chemical Corp., Class H	1,078,965	868,588
China Railway Construction Corp. Ltd., Class H	86,548	92,897
China Railway Group Ltd., Class H	175,374	127,510
China Resources Pharmaceutical Group Ltd., 144A	69,015	93,126
China Shenhua Energy Co. Ltd., Class H	142,173	404,215
China Southern Airlines Co. Ltd., Class H	79,712	106,950
China Telecom Corp. Ltd., Class H	588,810	259,573
China Vanke Co. Ltd., Class H	47,585	213,728
Chongqing Rural Commercial Bank Co. Ltd., Class H	112,304	91,268
CITIC Securities Co. Ltd., Class H	89,467	202,578
CNOOC Ltd.	746,140	1,086,903
Country Garden Holdings Co. Ltd.	224,186	403,345
CRRC Corp. Ltd., Class H	182,201	166,930
CSPC Pharmaceutical Group Ltd.	188,725	436,007
Ctrip.com International Ltd., ADR*	16,454	756,555
Dongfeng Motor Group Co. Ltd., Class H	119,035	150,735
ENN Energy Holdings Ltd.	30,302	233,482
Fosun International Ltd.	103,665	228,633
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	22,180	88,993
Geely Automobile Holdings Ltd.	205,084	669,558
GF Securities Co. Ltd., Class H	60,362	116,314
GOME Retail Holdings Ltd.	322,639	37,929
Great Wall Motor Co. Ltd., Class H	135,998	160,920
Guangzhou Automobile Group Co. Ltd., Class H	81,326	180,819
Guangzhou R&F Properties Co. Ltd., Class H	35,049	82,496
Haitian International Holdings Ltd.	28,014	85,733
Haitong Securities Co. Ltd., Class H	142,121	203,396
Hengan International Group Co. Ltd.	30,135	294,577
Huaneng Power International, Inc., Class H	185,613	115,268
Huaneng Renewables Corp. Ltd., Class H	209,049	69,987
Huatai Securities Co. Ltd., Class H, 144A	71,661	144,496
Industrial & Commercial Bank of China Ltd., Class H	3,077,674	2,658,490
JD.com, Inc., ADR*	27,539	1,298,464
Jiangsu Expressway Co. Ltd., Class H	53,619	83,451
Jiangxi Copper Co. Ltd., Class H	54,790	86,674
Kingsoft Corp. Ltd.	34,408	113,654
Lenovo Group Ltd.	316,811	165,573
Longfor Properties Co. Ltd.	57,789	166,886

Meitu, Inc., 144A*	52,379	67,466
Momo, Inc., ADR*	4,834	159,764
NetEase, Inc., ADR	3,285	963,655
New China Life Insurance Co. Ltd., Class H	31,652	189,486
New Oriental Education & Technology Group, Inc., ADR	5,685	519,552
People’s Insurance Co. Group of China Ltd., Class H	306,298	165,558
PetroChina Co. Ltd., Class H	892,519	630,679
PICC Property & Casualty Co. Ltd., Class H	188,347	373,522
Ping An Insurance Group Co. of China Ltd., Class H	218,036	2,324,986
Semiconductor Manufacturing International Corp.*(a)	121,292	163,357
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	82,650	56,502
Shanghai Electric Group Co. Ltd., Class H*	123,923	46,713
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	18,474	107,526
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	40,100	58,305
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,250	76,225
Shenzhou International Group Holdings Ltd.	30,633	303,359
Sihuan Pharmaceutical Holdings Group Ltd.	166,380	60,804
SINA Corp.*	2,347	274,435
Sino-Ocean Group Holding Ltd.	131,870	94,026
Sinopec Shanghai Petrochemical Co. Ltd., Class H	153,351	92,098
Sinopharm Group Co. Ltd., Class H	52,334	231,046
SOHO China Ltd.	91,253	52,472
Sunac China Holdings Ltd.	100,287	367,784
Sunny Optical Technology Group Co. Ltd.	30,236	504,970
TAL Education Group, ADR	11,799	445,530
Tencent Holdings Ltd.	237,260	13,103,128
Tingyi Cayman Islands Holding Corp.	86,065	180,798
TravelSky Technology Ltd., Class H	40,923	130,729
Tsingtao Brewery Co. Ltd., Class H	15,811	86,875
Vipshop Holdings Ltd., ADR*	16,344	284,222
Want Want China Holdings Ltd.	219,629	185,506
Weibo Corp., ADR*(a)	1,912	245,730
Weichai Power Co. Ltd., Class H	67,169	75,701
Yanzhou Coal Mining Co. Ltd., Class H	81,372	121,862
Yum China Holdings, Inc.	15,632	677,178
YY, Inc., ADR*	1,803	233,182
Zhejiang Expressway Co. Ltd., Class H	62,560	68,348
Zhuzhou CRRC Times Electric Co. Ltd., Class H	24,019	130,133
Zijin Mining Group Co. Ltd., Class H	251,713	115,791
ZTE Corp., Class H*	26,941	95,014

		62,058,199

Colombia - 0.3%
Bancolombia SA	8,954	94,245
Cementos Argos SA	20,212	73,641
Ecopetrol SA	210,395	184,298
Grupo Argos SA	9,892	66,697
Grupo de Inversiones Suramericana SA	10,289	137,956
Interconexion Electrica SA ESP	17,011	81,332

		638,169

Czech Republic - 0.2%
CEZ AS	7,082	171,716
Komercni banka AS	2,947	131,096
Moneta Money Bank AS, 144A	18,094	73,019
O2 Czech Republic AS	2,719	35,444

		411,275

Egypt - 0.1%
Commercial International Bank Egypt SAE	41,276	180,436
Egyptian Financial Group-Hermes Holding Co.	21,580	27,006
Global Telecom Holding SAE*	92,068	35,294

		242,736

Greece - 0.3%
Alpha Bank AE*	61,916	148,129
Eurobank Ergasias SA*	81,527	82,554
FF Group*	1,737	37,085
Hellenic Telecommunications Organization SA	9,189	131,052
JUMBO SA	4,481	81,675
National Bank of Greece SA*	226,432	84,311
OPAP SA	9,796	119,631
Piraeus Bank SA*	12,451	55,141
Titan Cement Co. SA	2,029	55,449

		795,027

Hong Kong - 3.5%
Alibaba Health Information Technology Ltd.*	143,613	70,651
Alibaba Pictures Group Ltd.*(a)	553,597	75,691
Beijing Enterprises Holdings Ltd.	22,846	127,135
Beijing Enterprises Water Group Ltd.*	229,202	149,367
Brilliance China Automotive Holdings Ltd.	121,974	328,863
China Everbright International Ltd.	108,177	167,534
China Everbright Ltd.	26,249	57,758
China Gas Holdings Ltd.	71,062	221,561
China Jinmao Holdings Group Ltd.	163,883	100,308
China Mengniu Dairy Co. Ltd.*	114,323	377,624
China Merchants Port Holdings Co. Ltd.	46,677	109,268
China Mobile Ltd.	249,574	2,340,783
China Overseas Land & Investment Ltd.	155,450	546,247
China Resources Beer Holdings Co. Ltd.	66,342	256,012
China Resources Gas Group Ltd.	39,034	131,678
China Resources Land Ltd.	111,945	399,809
China Resources Power Holdings Co. Ltd.	65,477	113,954
China State Construction International Holdings Ltd.	88,620	120,713
China Taiping Insurance Holdings Co. Ltd.	66,618	257,078
China Unicom Hong Kong Ltd.*	255,301	330,793
CITIC Ltd.	227,114	330,257
COSCO SHIPPING Ports Ltd.	74,210	72,163
Far East Horizon Ltd.	86,668	87,489
Fullshare Holdings Ltd.*	302,978	170,345
GCL-Poly Energy Holdings Ltd.*	586,659	92,955
Guangdong Investment Ltd.	123,693	189,351
Haier Electronics Group Co. Ltd.*	48,979	168,043
Hanergy Thin Film Power Group Ltd.*(b)	792,724	0
Kingboard Chemical Holdings Ltd.	25,758	130,832
Kunlun Energy Co. Ltd.	144,582	135,975
Lee & Man Paper Manufacturing Ltd.	62,493	71,469
Nine Dragons Paper Holdings Ltd.	62,331	112,462
Shanghai Industrial Holdings Ltd.	21,461	60,194
Shimao Property Holdings Ltd.	44,329	110,569
Sino Biopharmaceutical Ltd.	184,006	348,454
Sun Art Retail Group Ltd.	104,649	139,070

		8,502,455

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	16,386	179,356
OTP Bank PLC	9,936	444,140
Richter Gedeon Nyrt	6,135	135,448

		758,944

India - 7.9%
ACC Ltd.	1,972	49,130
Adani Ports & Special Economic Zone Ltd.	31,806	199,367
Ambuja Cements Ltd.	26,140	101,256
Ashok Leyland Ltd.	49,950	108,493
Asian Paints Ltd.	12,625	216,614
Aurobindo Pharma Ltd.	11,561	108,944
Axis Bank Ltd., GDR	8,506	339,815
Axis Bank Ltd.	26,401	214,280
Bajaj Auto Ltd.	3,679	170,582
Bajaj Finance Ltd.	7,237	182,213
Bajaj Finserv Ltd.	1,681	130,351
Bharat Forge Ltd.	9,196	111,495
Bharat Heavy Electricals Ltd.	38,667	53,359
Bharat Petroleum Corp. Ltd.	33,319	219,693
Bharti Airtel Ltd.	40,920	269,183
Bharti Infratel Ltd.	27,432	145,990
Bosch Ltd.	328	94,087
Britannia Industries Ltd.	984	75,436
Cadila Healthcare Ltd.	8,981	55,847
Cipla Ltd.	15,181	137,406
Coal India Ltd.	29,960	142,174
Container Corp. of India Ltd.	1,818	36,394
Dabur India Ltd.	23,191	115,712
Dr. Reddy’s Laboratories Ltd., ADR(a)	5,094	172,839
Eicher Motors Ltd.	584	245,964
GAIL India Ltd.	22,268	156,381
Glenmark Pharmaceuticals Ltd.	6,067	50,713
Godrej Consumer Products Ltd.	10,463	171,923
Grasim Industries Ltd.	13,871	245,434
Havells India Ltd.	10,975	85,522
HCL Technologies Ltd.	22,825	329,449
Hero MotoCorp Ltd.	2,192	121,020
Hindalco Industries Ltd.	44,576	167,914
Hindustan Petroleum Corp. Ltd.	26,595	155,191
Hindustan Unilever Ltd.	26,886	543,838
Housing Development Finance Corp. Ltd.	63,148	1,753,221
ICICI Bank Ltd.	68,439	329,083
ICICI Bank Ltd., ADR	16,310	154,945

Idea Cellular Ltd.*	63,277	81,493
IDFC Bank Ltd.	59,628	47,138
Indiabulls Housing Finance Ltd.	12,945	249,198
Indian Oil Corp. Ltd.	25,570	148,876
Infosys Ltd., ADR	47,498	838,815
Infosys Ltd.	25,045	450,798
ITC Ltd.	143,700	584,649
JSW Steel Ltd.	37,123	177,904
Larsen & Toubro Ltd.	18,191	368,071
LIC Housing Finance Ltd.	13,067	101,854
Lupin Ltd.	9,707	122,175
Mahindra & Mahindra Financial Services Ltd.	12,226	81,195
Mahindra & Mahindra Ltd.	28,589	319,632
Marico Ltd.	19,816	93,732
Maruti Suzuki India Ltd.	4,412	599,427
Motherson Sumi Systems Ltd.	27,709	140,361
Nestle India Ltd.	1,010	120,333
NTPC Ltd.	72,354	181,312
Oil & Natural Gas Corp. Ltd.	56,304	162,742
Petronet LNG Ltd.	16,428	62,362
Piramal Enterprises Ltd.	3,561	141,166
Power Finance Corp. Ltd.	27,801	44,851
Reliance Industries Ltd., GDR, 144A	53,326	1,554,453
Rural Electrification Corp. Ltd.	30,325	67,170
Shree Cement Ltd.	369	94,158
Shriram Transport Finance Co. Ltd.	6,470	132,471
Siemens Ltd.	3,120	55,933
State Bank of India	71,284	293,250
Sun Pharmaceutical Industries Ltd.	36,810	302,492
Tata Consultancy Services Ltd.	19,163	892,771
Tata Motors Ltd., ADR*	12,356	346,215
Tata Motors Ltd., Class A*	15,540	49,354
Tata Power Co. Ltd.	48,658	63,113
Tata Steel Ltd.	13,208	136,163
Tech Mahindra Ltd.	20,508	192,862
Titan Co. Ltd.	13,637	170,844
UltraTech Cement Ltd.	3,853	245,778
United Spirits Ltd.*	2,546	128,654
UPL Ltd.	15,572	174,194
Vakrangee Ltd.	17,198	42,951
Vedanta Ltd.	57,977	293,461
Wipro Ltd.	10,335	46,451
Wipro Ltd., ADR(a)	14,832	81,724
Yes Bank Ltd.	67,198	332,451
Zee Entertainment Enterprises Ltd.	23,183	201,186

		18,977,441

Indonesia - 2.1%
PT Adaro Energy Tbk	643,095	109,923
PT AKR Corporindo Tbk	78,818	34,970
PT Astra International Tbk	850,968	499,805
PT Bank Central Asia Tbk	420,982	709,623
PT Bank Danamon Indonesia Tbk	147,183	70,656
PT Bank Mandiri Persero Tbk	819,016	494,442
PT Bank Negara Indonesia Persero Tbk	251,148	177,649
PT Bank Rakyat Indonesia Persero Tbk	2,327,192	639,836
PT Bank Tabungan Negara Persero Tbk	90,937	24,738
PT Bumi Serpong Damai Tbk	337,787	47,541
PT Charoen Pokphand Indonesia Tbk	323,771	81,010
PT Gudang Garam Tbk	18,322	106,279
PT Hanjaya Mandala Sampoerna Tbk	408,291	143,140
PT Indocement Tunggal Prakarsa Tbk	74,130	118,486
PT Indofood CBP Sukses Makmur Tbk	102,334	66,803
PT Indofood Sukses Makmur Tbk	192,633	106,135
PT Jasa Marga Persero Tbk	95,538	37,177
PT Kalbe Farma Tbk	925,520	107,709
PT Matahari Department Store Tbk	108,820	84,295
PT Pakuwon Jati Tbk	950,883	46,685
PT Perusahaan Gas Negara Persero Tbk	478,341	92,895
PT Semen Indonesia Persero Tbk	116,029	93,888
PT Surya Citra Media Tbk	267,860	55,526
PT Telekomunikasi Indonesia Persero Tbk	2,042,967	594,383
PT Tower Bersama Infrastructure Tbk	89,469	36,605
PT Unilever Indonesia Tbk	60,967	239,017
PT United Tractors Tbk	73,649	190,705
PT Waskita Karya Persero Tbk	178,330	37,745
PT XL Axiata Tbk*	140,695	30,189

		5,077,855

Malaysia - 2.4%
AirAsia Bhd	67,570	75,557
Alliance Bank Malaysia Bhd	43,551	45,808
AMMB Holdings Bhd	73,146	77,310
Astro Malaysia Holdings Bhd	69,400	42,877

Axiata Group Bhd	110,308	152,071
British American Tobacco Malaysia Bhd	5,642	40,907
CIMB Group Holdings Bhd	190,970	350,542
Dialog Group Bhd	118,636	80,262
DiGi.Com Bhd	136,260	168,368
Felda Global Ventures Holdings Bhd	63,400	31,401
Gamuda Bhd	74,700	94,591
Genting Bhd	100,067	226,090
Genting Malaysia Bhd	130,734	175,892
Genting Plantations Bhd	11,400	29,395
HAP Seng Consolidated Bhd	26,551	64,734
Hartalega Holdings Bhd	29,001	86,477
Hong Leong Bank Bhd	28,741	146,897
Hong Leong Financial Group Bhd	11,000	53,638
IHH Healthcare Bhd	77,535	116,985
IJM Corp. Bhd	127,464	88,512
IOI Corp. Bhd	98,894	118,410
IOI Properties Group Bhd	73,188	34,567
Kuala Lumpur Kepong Bhd	20,887	133,523
Malayan Banking Bhd	169,097	451,559
Malaysia Airports Holdings Bhd	36,600	81,292
Maxis Bhd	81,796	123,414
MISC Bhd	58,700	102,804
Nestle Malaysia Bhd	2,200	71,948
Petronas Chemicals Group Bhd	90,924	187,790
Petronas Dagangan Bhd	11,704	77,090
Petronas Gas Bhd	21,335	95,972
PPB Group Bhd	20,619	93,172
Press Metal Aluminium Holdings Bhd	53,000	78,478
Public Bank Bhd	121,522	713,558
RHB Bank Bhd	34,753	47,733
RHB Bank Bhd*(b)	19,600	0
Sapura Energy Bhd	190,258	32,543
Sime Darby Bhd	104,523	73,649
Sime Darby Plantation Bhd*	104,523	142,762
Sime Darby Property Bhd*	104,523	37,625
SP Setia Bhd Group	24,100	20,858
Telekom Malaysia Bhd	50,245	75,682
Tenaga Nasional Bhd	136,205	545,933
UMW Holdings Bhd*	20,364	33,793
Westports Holdings Bhd	44,207	41,532
YTL Corp. Bhd	195,198	71,262
YTL Power International Bhd	91,706	26,456

		5,661,719

Malta - 0.0%
Brait SE *	16,203	61,618

Mexico - 2.8%
Alfa SAB de CV, Class A	133,925	159,070
America Movil SAB de CV, Series L	1,421,124	1,307,238
Arca Continental SAB de CV	19,359	134,368
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	80,165	113,163
Cemex SAB de CV, Series CPO*	615,389	406,437
Coca-Cola Femsa SAB de CV, Series L	22,811	153,682
El Puerto de Liverpool SAB de CV, Class C1	8,445	57,657
Fibra Uno Administracion SA de CV REIT	125,126	176,432
Fomento Economico Mexicano SAB de CV	79,724	738,088
Gentera SAB de CV	43,142	35,245
Gruma SAB de CV, Class B	9,496	109,918
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,690	151,584
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,118	161,569
Grupo Bimbo SAB de CV, Series A	72,233	169,023
Grupo Carso SAB de CV, Series A1	19,861	69,738
Grupo Financiero Banorte SAB de CV, Class O	103,982	624,201
Grupo Financiero Inbursa SAB de CV, Class O	92,418	147,668
Grupo Lala SAB de CV	27,156	39,775
Grupo Mexico SAB de CV, Series B	158,980	542,706
Grupo Televisa SAB, Series CPO	102,475	350,686
Industrias Penoles SAB de CV	5,177	113,132
Infraestructura Energetica Nova SAB de CV	23,564	111,628
Kimberly-Clark de Mexico SAB de CV, Class A	66,881	121,872
Mexichem SAB de CV	46,076	129,155
Promotora y Operadora de Infraestructura SAB de CV	8,694	88,726
Wal-Mart de Mexico SAB de CV	220,859	515,515

		6,728,276

Peru - 0.4%
Cia de Minas Buenaventura SAA, ADR	7,533	117,138
Credicorp Ltd.	2,900	627,705
Southern Copper Corp.	3,732	196,789

		941,632

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	83,530	124,140
Aboitiz Power Corp.	63,846	47,198
Alliance Global Group, Inc.*	190,876	54,463
Ayala Corp.	9,031	183,290
Ayala Land, Inc.	301,504	237,938
Bank of the Philippine Islands	34,489	79,401
BDO Unibank, Inc.	72,235	216,095
DMCI Holdings, Inc.	174,624	46,674
Globe Telecom, Inc.	1,504	49,729
GT Capital Holdings, Inc.	3,826	99,176
International Container Terminal Services, Inc.	12,682	26,786
JG Summit Holdings, Inc.	125,732	173,823
Jollibee Foods Corp.	19,173	109,854
Manila Electric Co.	9,820	63,468
Megaworld Corp.	498,600	46,433
Metro Pacific Investments Corp.	622,327	67,275
Metropolitan Bank & Trust Co.	31,094	58,421
PLDT, Inc.	3,796	110,790
Robinsons Land Corp.	91,739	34,173
Security Bank Corp.	9,645	45,595
SM Investments Corp.	9,743	175,853
SM Prime Holdings, Inc.	380,591	257,966
Universal Robina Corp.	38,659	110,603

		2,419,144

Poland - 1.2%
Alior Bank SA*	3,974	96,770
Bank Handlowy w Warszawie SA	1,434	35,107
Bank Millennium SA*	26,617	65,009
Bank Pekao SA	6,411	248,075
Bank Zachodni WBK SA	1,432	156,550
CCC SA	1,197	88,125
CD Projekt SA	2,783	86,997
Cyfrowy Polsat SA	10,327	70,478
Dino Polska SA, 144A*	1,464	36,505
Grupa Azoty SA	1,955	33,184
Grupa Lotos SA	4,054	66,538
Jastrzebska Spolka Weglowa SA*	2,317	62,411
KGHM Polska Miedz SA	5,417	166,170
LPP SA	53	139,588
mBank SA*	642	85,903
Orange Polska SA*	30,392	50,610
PGE Polska Grupa Energetyczna SA*	36,920	109,372
PLAY Communications SA, 144A*	3,698	36,517
Polski Koncern Naftowy ORLEN SA	12,622	355,919
Polskie Gornictwo Naftowe i Gazownictwo SA	77,664	137,499
Powszechna Kasa Oszczednosci Bank Polski SA*	39,604	498,333
Powszechny Zaklad Ubezpieczen SA	25,335	316,271
Tauron Polska Energia SA*	46,140	34,373

		2,976,304

Qatar - 0.5%
Barwa Real Estate Co.	4,265	39,476
Commercial Bank QSC*	8,923	69,232
Doha Bank QPSC	6,664	59,850
Ezdan Holding Group QSC	34,915	87,264
Industries Qatar QSC	6,001	170,256
Masraf Al Rayan QSC	16,129	166,561
Ooredoo QSC	3,742	89,413
Qatar Electricity & Water Co. QSC	1,201	56,438
Qatar Gas Transport Co. Ltd.	11,914	55,758
Qatar Insurance Co. SAQ	7,017	74,680
Qatar Islamic Bank SAQ	2,592	68,349
Qatar National Bank QPSC	9,133	299,751

		1,237,028

Romania - 0.1%
NEPI Rockcastle PLC	16,511	166,919

Russia - 3.5%
Alrosa PJSC	113,104	173,157
Gazprom PJSC, ADR	40,026	200,290
Gazprom PJSC	353,614	898,055
Inter RAO UES PJSC	1,374,208	90,687
LUKOIL PJSC	7,622	510,635
LUKOIL PJSC, ADR	9,407	631,210
Magnit PJSC, GDR	14,927	308,989
Magnitogorsk Iron & Steel Works PJSC	88,248	74,644
MMC Norilsk Nickel PJSC	2,642	523,010
Mobile TeleSystems PJSC, ADR	21,922	262,187
Moscow Exchange MICEX-RTS PJSC	64,989	128,952
Novatek PJSC, GDR	3,839	524,023
Novolipetsk Steel PJSC	52,595	136,316
PhosAgro PJSC, GDR	5,114	78,756
Polyus PJSC	1,091	89,920
Rosneft Oil Co. PJSC, GDR	46,853	274,090
RusHydro PJSC	4,236,892	58,739
Sberbank of Russia PJSC	447,849	2,164,167
Severstal PJSC	1,699	27,681
Severstal PJSC, GDR	7,588	123,533
Surgutneftegas OJSC, ADR	28,540	142,700
Tatneft PJSC	64,691	681,683
VTB Bank PJSC, GDR	101,460	217,124

		8,320,548

South Africa - 6.8%
Anglo American Platinum Ltd.*	2,361	73,228
AngloGold Ashanti Ltd.	16,005	146,808
Aspen Pharmacare Holdings Ltd.	15,506	355,118
Barclays Africa Group Ltd.(a)	28,051	472,125
Bid Corp. Ltd.(a)	11,038	252,586
Bidvest Group Ltd.(a)	13,615	259,873
Capitec Bank Holdings Ltd.	1,588	112,089
Coronation Fund Managers Ltd.	9,971	67,593
Discovery Ltd.	15,613	236,675
Exxaro Resources Ltd.(a)	9,270	104,083
FirstRand Ltd.(a)	139,485	874,017
Fortress REIT Ltd., Class A REIT	46,306	62,507
Fortress REIT Ltd., Class B REIT	35,112	47,635
Foschini Group Ltd.	8,477	154,176
Gold Fields Ltd.	36,048	140,020
Growthpoint Properties Ltd. REIT(a)	93,130	232,948
Hyprop Investments Ltd. REIT	10,899	100,869
Imperial Holdings Ltd.	6,692	142,229
Investec Ltd.	11,888	103,319
Kumba Iron Ore Ltd.(a)	2,552	75,821
Liberty Holdings Ltd.(a)	5,875	66,408
Life Healthcare Group Holdings Ltd.	57,884	133,302
MMI Holdings Ltd.	41,453	76,729
Mondi Ltd.	5,191	135,579
Mr Price Group Ltd.	9,715	232,938
MTN Group Ltd.	71,293	776,780
Naspers Ltd., Class N	18,176	5,041,119
Nedbank Group Ltd.	9,789	238,679
Netcare Ltd.	44,910	97,103
Pick n Pay Stores Ltd.	16,072	99,018
Pioneer Foods Group Ltd.	6,320	70,468
PSG Group Ltd.	6,360	117,291
Rand Merchant Investment Holdings Ltd.	29,754	112,671
Redefine Properties Ltd. REIT	228,788	219,986
Remgro Ltd.	20,678	423,422
Resilient REIT Ltd. REIT(a)	12,332	69,389
RMB Holdings Ltd.	30,971	228,782
Sanlam Ltd.	55,888	432,414
Sappi Ltd.	24,411	158,549
Sasol Ltd.	23,209	820,125
Shoprite Holdings Ltd.(a)	18,274	402,799
Sibanye Gold Ltd.	76,027	73,166
SPAR Group Ltd.	6,946	128,746
Standard Bank Group Ltd.	54,331	1,003,399
Steinhoff International Holdings NV	122,089	60,042
Telkom SA SOC Ltd.	12,247	53,739
Tiger Brands Ltd.	7,267	262,847
Truworths International Ltd.	19,323	165,938
Vodacom Group Ltd.	23,635	326,155
Woolworths Holdings Ltd.(a)	43,662	241,934

		16,283,236

South Korea - 13.3%
Amorepacific Corp.	1,349	350,673
AMOREPACIFIC Group	1,131	131,597
BGF retail Co. Ltd.	376	60,416
BNK Financial Group, Inc.	11,638	120,367
Celltrion Healthcare Co. Ltd.*	1,336	147,553
Celltrion, Inc.*	3,366	1,097,237
Cheil Worldwide, Inc.	3,153	54,156
CJ CheilJedang Corp.	350	109,244
CJ Corp.	634	97,480
CJ E&M Corp.	826	66,056
CJ Logistics Corp.*	354	43,314
Coway Co. Ltd.	2,087	166,898
Daelim Industrial Co. Ltd.	1,266	86,746
Daewoo Engineering & Construction Co. Ltd.*	5,794	27,929
DB Insurance Co. Ltd.	2,169	139,205
DGB Financial Group, Inc.	7,730	88,514
Dongsuh Cos., Inc.	1,532	39,400
Doosan Bobcat, Inc.	1,573	49,388
Doosan Heavy Industries & Construction Co. Ltd.*	2,144	29,599
E-MART, Inc.	800	224,582
GS Engineering & Construction Corp.	2,183	58,864
GS Holdings Corp.	2,249	137,279
GS Retail Co. Ltd.	1,180	39,228
Hana Financial Group, Inc.	12,558	569,975
Hankook Tire Co. Ltd.	3,262	177,725
Hanmi Pharm. Co. Ltd.	267	114,157
Hanmi Science Co. Ltd.	560	43,439
Hanon Systems	8,197	94,619
Hanssem Co. Ltd.	466	64,334
Hanwha Chemical Corp.	3,505	107,458
Hanwha Corp.	2,105	85,821
Hanwha Life Insurance Co. Ltd.	11,412	70,712
Hanwha Techwin Co. Ltd.*	1,634	43,985
Hotel Shilla Co. Ltd.	1,229	92,836
Hyosung Corp.	928	107,120
Hyundai Department Store Co. Ltd.	706	59,589
Hyundai Development Co.-Engineering & Construction	2,651	92,537
Hyundai Engineering & Construction Co. Ltd.	3,484	123,866

Hyundai Glovis Co. Ltd.	878	115,537
Hyundai Heavy Industries Co. Ltd.*	1,252	151,456
Hyundai Marine & Fire Insurance Co. Ltd.	2,741	104,537
Hyundai Mobis Co. Ltd.	2,774	584,054
Hyundai Motor Co.	6,202	924,945
Hyundai Robotics Co. Ltd.*	392	160,181
Hyundai Steel Co.	3,508	173,634
Hyundai Wia Corp.	762	40,883
Industrial Bank of Korea	11,056	175,606
ING Life Insurance Korea Ltd., 144A	1,165	56,803
Kakao Corp.	1,907	225,410
Kangwon Land, Inc.	4,707	125,401
KB Financial Group, Inc.	16,675	985,502
KCC Corp.	249	83,353
KEPCO Plant Service & Engineering Co. Ltd.	985	36,702
Kia Motors Corp.	10,851	344,198
Korea Aerospace Industries Ltd.*	2,994	139,069
Korea Electric Power Corp.	8,879	271,396
Korea Gas Corp.*	1,377	58,366
Korea Investment Holdings Co. Ltd.	1,713	124,176
Korea Zinc Co. Ltd.	338	159,808
Korean Air Lines Co. Ltd.	2,063	62,201
KT&G Corp.	4,590	423,014
Kumho Petrochemical Co. Ltd.	799	66,848
LG Chem Ltd.	1,939	685,785
LG Corp.	3,804	302,802
LG Display Co. Ltd.	9,470	261,039
LG Electronics, Inc.	4,498	414,951
LG Household & Health Care Ltd.	388	394,127
LG Innotek Co. Ltd.	619	75,453
Lotte Chemical Corp.	605	256,436
Lotte Corp.*	1,281	74,170
Lotte Shopping Co. Ltd.	499	95,155
Medy-Tox, Inc.	187	104,301
Mirae Asset Daewoo Co. Ltd.	13,426	115,055
NAVER Corp.	1,168	866,104
NCSoft Corp.	729	252,447
Neoplux Co. Ltd.*(b)	5	0
Netmarble Games Corp., 144A	746	101,611
NH Investment & Securities Co. Ltd.	6,172	81,503
OCI Co. Ltd.	761	115,601
Orion Corp.	828	82,578
Ottogi Corp.	48	31,338
Pan Ocean Co. Ltd.*	9,375	51,338
POSCO	3,083	1,029,185
Posco Daewoo Corp.	1,878	35,031
S-1 Corp.	752	66,665
Samsung Biologics Co. Ltd., 144A*	680	282,575
Samsung C&T Corp.	3,155	374,381
Samsung Card Co. Ltd.	1,278	42,840
Samsung Electro-Mechanics Co. Ltd.	2,216	189,493
Samsung Electronics Co. Ltd.	4,038	8,774,046
Samsung Fire & Marine Insurance Co. Ltd.	1,151	307,174
Samsung Heavy Industries Co. Ltd.*	11,390	89,929
Samsung Life Insurance Co. Ltd.	3,072	344,674
Samsung SDI Co. Ltd.	2,325	367,139
Samsung SDS Co. Ltd.	1,458	320,440
Samsung Securities Co. Ltd.	1,971	72,076
Shinhan Financial Group Co. Ltd.	17,788	778,605
Shinsegae Inc.	286	90,588
SillaJen, Inc.*	2,267	214,370
SK Holdings Co. Ltd.	1,239	325,511
SK Hynix, Inc.	24,140	1,712,025
SK Innovation Co. Ltd.	2,730	518,067
SK Networks Co. Ltd.	6,249	34,508
SK Telecom Co. Ltd.	893	197,913
S-Oil Corp.	1,841	209,958
Woori Bank	16,183	248,073
Yuhan Corp.	377	72,413

		31,866,451

Taiwan - 11.1%
Acer, Inc.*	128,410	108,198
Advanced Semiconductor Engineering, Inc.	265,619	361,643
Advantech Co. Ltd.	15,278	113,818
Airtac International Group	4,965	90,982
Asia Cement Corp.	92,066	89,557
Asia Pacific Telecom Co. Ltd.*	92,466	29,993
Asustek Computer, Inc.	26,159	248,190
AU Optronics Corp.	380,051	170,529
Catcher Technology Co. Ltd.	26,656	323,208
Cathay Financial Holding Co. Ltd.	347,719	649,096
Chailease Holding Co. Ltd.	44,562	149,886
Chang Hwa Commercial Bank Ltd.	206,499	118,826
Cheng Shin Rubber Industry Co. Ltd.	85,333	146,725
Chicony Electronics Co. Ltd.	26,352	64,897
China Airlines Ltd.*	115,223	45,386

China Development Financial Holding Corp.	458,295	164,823
China Life Insurance Co. Ltd.	107,987	108,743
China Steel Corp.	526,367	434,500
Chunghwa Telecom Co. Ltd.	161,448	605,523
Compal Electronics, Inc.	184,427	126,971
CTBC Financial Holding Co. Ltd.	745,255	544,988
Delta Electronics, Inc.	78,577	374,106
E.Sun Financial Holding Co. Ltd.	388,946	257,783
Eclat Textile Co. Ltd.	7,829	83,665
Eva Airways Corp.	91,557	47,040
Evergreen Marine Corp. Taiwan Ltd.*	85,829	45,420
Far Eastern New Century Corp.	140,925	125,259
Far EasTone Telecommunications Co. Ltd.	70,053	177,559
Feng TAY Enterprise Co. Ltd.	14,659	69,792
First Financial Holding Co. Ltd.	402,009	275,391
Formosa Chemicals & Fibre Corp.	112,583	418,395
Formosa Petrochemical Corp.	58,519	234,513
Formosa Plastics Corp.	175,604	622,528
Formosa Taffeta Co. Ltd.	33,262	36,343
Foxconn Technology Co. Ltd.	40,346	109,725
Fubon Financial Holding Co. Ltd.	273,962	489,830
General Interface Solution Holding Ltd.	7,429	45,421
Giant Manufacturing Co. Ltd.	13,166	68,997
Globalwafers Co. Ltd.	8,516	124,259
Highwealth Construction Corp.	35,836	54,192
Hiwin Technologies Corp.	7,386	94,869
Hon Hai Precision Industry Co. Ltd.	645,749	1,948,605
Hotai Motor Co. Ltd.	11,986	133,632
HTC Corp.*	28,854	60,287
Hua Nan Financial Holdings Co. Ltd.	315,040	185,600
Innolux Corp.	393,000	174,993
Inventec Corp.	114,173	91,313
Largan Precision Co. Ltd.	3,789	479,538
Lite-On Technology Corp.	92,837	133,553
Macronix International*	76,414	113,723
MediaTek, Inc.	62,570	645,085
Mega Financial Holding Co. Ltd.	361,124	308,611
Micro-Star International Co. Ltd.	29,662	86,866
Nan Ya Plastics Corp.	201,483	556,234
Nanya Technology Corp.	30,150	83,442
Nien Made Enterprise Co. Ltd.	6,429	63,419
Novatek Microelectronics Corp.	25,368	109,916
Pegatron Corp.	74,226	190,678
Phison Electronics Corp.	6,483	63,508
Pou Chen Corp.	96,970	122,062
Powertech Technology, Inc.	30,769	95,483
President Chain Store Corp.	22,412	226,074
Quanta Computer, Inc.	100,734	205,639
Realtek Semiconductor Corp.	21,177	84,141
Ruentex Development Co. Ltd.*	40,351	44,434
Ruentex Industries Ltd.*	24,788	43,556
Shin Kong Financial Holding Co. Ltd.	364,771	150,554
Siliconware Precision Industries Co. Ltd.	91,876	160,178
SinoPac Financial Holdings Co. Ltd.	460,593	159,339
Standard Foods Corp.	26,095	61,315
Synnex Technology International Corp.	62,206	82,457
TaiMed Biologics, Inc.*	7,645	52,895
Taishin Financial Holding Co. Ltd.	413,898	201,310
Taiwan Business Bank	146,468	43,345
Taiwan Cement Corp.	151,803	192,383
Taiwan Cooperative Financial Holding Co. Ltd.	348,018	202,644
Taiwan High Speed Rail Corp.	74,083	57,474
Taiwan Mobile Co. Ltd.	70,547	259,759
Taiwan Semiconductor Manufacturing Co. Ltd.	1,023,110	8,620,680
Teco Electric and Machinery Co. Ltd.	83,484	75,776
Uni-President Enterprises Corp.	190,498	450,219
United Microelectronics Corp.	479,568	232,429
Vanguard International Semiconductor Corp.	35,827	74,856
Win Semiconductors Corp.	14,548	133,792
Winbond Electronics Corp.	123,292	84,037
Wistron Corp.	113,742	95,449
WPG Holdings Ltd.	68,077	87,441
Yageo Corp.	8,969	101,531
Yuanta Financial Holding Co. Ltd.	447,487	201,553
Zhen Ding Technology Holding Ltd.	20,444	44,746

		26,528,123

Thailand - 2.4%
Advanced Info Service PCL, NVDR	42,574	268,546
Airports of Thailand PCL, NVDR	180,600	407,055
Bangkok Bank PCL, NVDR	11,346	76,267
Bangkok Dusit Medical Services PCL, NVDR	170,200	119,829
Bangkok Expressway & Metro PCL, NVDR	328,500	76,395

Banpu PCL, NVDR	86,800	64,982
BEC World PCL, NVDR	84	27
Berli Jucker PCL, NVDR	50,600	95,913
BTS Group Holdings PCL, NVDR	256,800	66,675
Bumrungrad Hospital PCL, NVDR	16,000	105,002
Central Pattana PCL, NVDR	58,900	158,086
Charoen Pokphand Foods PCL, NVDR	108,543	79,186
CP ALL PCL, NVDR	210,000	561,962
Delta Electronics Thailand PCL, NVDR*	24,702	53,512
Electricity Generating PCL, NVDR	5,200	39,427
Energy Absolute PCL, NVDR	39,100	83,768
Glow Energy PCL, NVDR	22,100	59,668
Home Product Center PCL, NVDR	173,100	79,409
Indorama Ventures PCL, NVDR	62,797	108,029
IRPC PCL, NVDR	439,254	114,046
Kasikornbank PCL, NVDR	78,179	577,812
KCE Electronics PCL, NVDR	12,300	27,429
Krung Thai Bank PCL, NVDR	155,406	100,501
Minor International PCL, NVDR	95,000	122,571
PTT Exploration & Production PCL, NVDR	57,513	211,620
PTT Global Chemical PCL, NVDR	95,100	300,690
PTT PCL	16,300	294,947
PTT PCL, NVDR	26,998	488,527
Robinson PCL, NVDR	21,700	46,490
Siam Cement PCL	16,658	260,032
Siam Commercial Bank PCL, NVDR	77,398	367,388
Thai Oil PCL, NVDR	36,057	118,314
Thai Union Group PCL, NVDR	83,100	53,212
TMB Bank PCL, NVDR	576,700	55,116
True Corp. PCL, NVDR*	439,500	88,208

		5,730,641

Turkey - 1.0%
Akbank TAS	88,530	247,553
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,097	61,452
Arcelik AS	10,375	51,718
Aselsan Elektronik Sanayi Ve Ticaret AS	8,774	71,918
BIM Birlesik Magazalar AS	9,325	184,464
Coca-Cola Icecek AS	3,350	32,535
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	76,237	52,944
Eregli Demir ve Celik Fabrikalari TAS	51,799	154,791
Ford Otomotiv Sanayi AS	3,079	50,783
Haci Omer Sabanci Holding AS	40,288	113,822
KOC Holding AS	33,379	157,961
Petkim Petrokimya Holding AS	29,618	62,874
TAV Havalimanlari Holding AS	3,740	22,825
Tofas Turk Otomobil Fabrikasi AS	5,484	43,826
Tupras Turkiye Petrol Rafinerileri AS	4,652	143,054
Turk Hava Yollari AO*	24,222	121,508
Turk Telekomunikasyon AS*	23,041	39,639
Turkcell Iletisim Hizmetleri AS	46,579	187,958
Turkiye Garanti Bankasi AS	95,354	294,227
Turkiye Halk Bankasi AS	28,077	71,125
Turkiye Is Bankasi AS, Class C	69,689	139,323
Turkiye Sise ve Cam Fabrikalari AS	34,549	43,442
Turkiye Vakiflar Bankasi TAO, Class D	32,916	63,641
Ulker Biskuvi Sanayi AS	6,751	40,064
Yapi ve Kredi Bankasi AS*	38,150	47,769

		2,501,216

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	83,313	165,587
Aldar Properties PJSC	137,994	81,153
DAMAC Properties Dubai Co. PJSC	79,633	65,044
DP World Ltd.	6,905	168,827
Dubai Investments PJSC	64,961	39,087
Dubai Islamic Bank PJSC	54,211	89,444
DXB Entertainments PJSC*	140,403	21,216
Emaar Malls PJSC	85,654	49,440
Emaar Properties PJSC	154,643	259,780
Emirates Telecommunications Group Co. PJSC	72,128	337,772
First Abu Dhabi Bank PJSC	57,592	181,107

		1,458,457

United States - 0.0%
Nexteer Automotive Group Ltd.*	36,212	80,698

TOTAL COMMON STOCKS (Cost $170,024,972)		224,007,724

PREFERRED STOCKS - 3.8%
Brazil - 2.7%
Banco Bradesco SA	127,944	1,527,731
Braskem SA, Class A	7,571	108,287
Centrais Eletricas Brasileiras SA, Class B	9,948	85,481
Cia Brasileira de Distribuicao	6,935	146,287

Cia Energetica de Minas Gerais	33,100	83,696
Gerdau SA	41,285	211,327
Itau Unibanco Holding SA	136,144	2,112,456
Itausa - Investimentos Itau SA	164,536	664,853
Lojas Americanas SA	31,960	166,154
Petroleo Brasileiro SA*	164,467	1,087,025
Telefonica Brasil SA	19,643	306,421

		6,499,718

Chile - 0.1%
Embotelladora Andina SA, Class B	11,423	56,481
Sociedad Quimica y Minera de Chile SA, Class B	3,721	188,533

		245,014

Colombia - 0.2%
Bancolombia SA	19,836	208,922
Grupo Aval Acciones y Valores SA	167,384	72,435
Grupo de Inversiones Suramericana SA	5,007	62,102

		343,459

India - 0.0%
Vedanta Ltd.*	60,000	9,763

Russia - 0.1%
Surgutneftegas OJSC	317,190	165,994
Transneft PJSC	18	59,074

		225,068

South Korea - 0.7%
Amorepacific Corp.	393	55,163
Hyundai Motor Co.	1,045	86,657
Hyundai Motor Co. - 2nd Preferred	1,658	149,586
LG Chem Ltd.	342	67,743
LG Household & Health Care Ltd.	94	53,298
Samsung Electronics Co. Ltd.	732	1,348,545

		1,760,992

TOTAL PREFERRED STOCKS (Cost $5,912,027)		9,084,014

RIGHTS - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 04/03/18	3,866	6,430

Chile - 0.0%
Enel Chile SA*, expires 03/19/18	175,506	30

India - 0.0%
Tata Steel Ltd.*, expires 03/05/18	2,113	5,241
Tata Steel Ltd.*, expires 03/05/18(b)	1,056	195

		5,436

South Korea - 0.0%
Hyundai Heavy Industries Co. Ltd.*, expires 03/12/18	244	5,633

Taiwan - 0.0%
Fubon Financial Holding Co. Ltd.*, expires 03/08/18(b)	12,644	0

TOTAL RIGHTS (Cost $0)		17,529

SECURITIES LENDING COLLATERAL - 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d) (Cost $3,535,999)	3,535,999	3,535,999

TOTAL INVESTMENTS - 98.7% (Cost $179,472,998)		$236,645,266
Other assets and liabilities, net - 1.3%		3,090,191

NET ASSETS - 100.0%		$239,735,457

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d)
1,021,172	2,514,827	—	—	—	16,702	—	3,535,999	3,535,999

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $3,162,917, which is 1.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Information Technology	$63,756,922	27.4%
Financials	56,595,227	24.3
Consumer Discretionary	23,052,482	9.9
Materials	17,331,642	7.4
Energy	16,742,660	7.2
Consumer Staples	14,681,558	6.3
Industrials	12,153,239	5.2
Telecommunication Services	10,677,352	4.5
Health Care	6,439,600	2.7
Real Estate	6,219,883	2.7
Utilities	5,458,702	2.4

Total	$233,109,267	100.0%

At February 28, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
MSCI Emerging Markets Index Futures	USD	110	$6,253,145	$6,506,500	3/16/2018	$253,355

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	3/5/2018	AED	4,163,900	USD	1,133,651	$—	$(23)
The Bank of Nova Scotia	3/5/2018	AED	1,093,700	USD	297,735	—	(39)
Goldman Sachs & Co.	3/5/2018	BRL	4,563,000	USD	1,435,131	30,535	—
Goldman Sachs & Co.	3/5/2018	BRL	15,773,100	USD	4,964,700	109,377	—

The Bank of Nova Scotia	3/5/2018	BRL	38,109,900	USD	11,992,353	261,251	—
Goldman Sachs & Co.	3/5/2018	CLP	1,337,538,000	USD	2,224,318	—	(23,754)
RBC Capital Markets	3/5/2018	CLP	462,074,400	USD	768,425	—	(8,209)
Goldman Sachs & Co.	3/5/2018	COP	2,910,707,700	USD	1,026,956	11,294	—
Goldman Sachs & Co.	3/5/2018	CZK	5,604,100	USD	276,617	7,456	—
JP Morgan & Chase Co.	3/5/2018	CZK	3,351,000	USD	165,406	4,461	—
Goldman Sachs & Co.	3/5/2018	EGP	4,955,800	USD	279,172	—	(1,156)
JP Morgan & Chase Co.	3/5/2018	EUR	109,000	USD	135,888	2,853	—
JP Morgan & Chase Co.	3/5/2018	EUR	618,400	USD	771,850	17,087	—
Goldman Sachs & Co.	3/5/2018	HKD	84,918,500	USD	10,864,214	11,650	—
JP Morgan & Chase Co.	3/5/2018	HKD	88,022,700	USD	11,261,356	12,076	—
JP Morgan & Chase Co.	3/5/2018	HKD	42,616,000	USD	5,452,322	6,007	—
RBC Capital Markets	3/5/2018	HKD	130,943,700	USD	16,752,538	17,965	—
The Bank of New York Mellon	3/5/2018	HKD	103,669,500	USD	13,263,499	14,562	—
Goldman Sachs & Co.	3/5/2018	HUF	16,253,900	USD	65,446	2,246	—
JP Morgan & Chase Co.	3/5/2018	HUF	113,420,500	USD	456,735	15,721	—
RBC Capital Markets	3/5/2018	HUF	73,048,400	USD	294,089	10,054	—
Goldman Sachs & Co.	3/5/2018	IDR	45,107,275,000	USD	3,356,696	76,991	—
JP Morgan & Chase Co.	3/5/2018	IDR	14,877,311,300	USD	1,111,076	29,362	—
RBC Capital Markets	3/5/2018	IDR	11,425,350,400	USD	853,020	22,294	—
Goldman Sachs & Co.	3/5/2018	MXN	9,940,000	USD	532,251	5,392	—
Goldman Sachs & Co.	3/5/2018	MXN	5,531,000	USD	296,166	3,001	—
JP Morgan & Chase Co.	3/5/2018	MXN	22,172,300	USD	1,187,308	12,088	—
RBC Capital Markets	3/5/2018	MXN	27,985,900	USD	1,498,541	15,177	—
The Bank of New York Mellon	3/5/2018	MXN	72,505,700	USD	3,884,061	40,970	—
Goldman Sachs & Co.	3/5/2018	MYR	907,000	USD	232,017	500	—
Goldman Sachs & Co.	3/5/2018	MYR	15,678,900	USD	4,010,257	8,129	—
RBC Capital Markets	3/5/2018	MYR	6,498,400	USD	1,662,420	3,667	—
Goldman Sachs & Co.	3/5/2018	PHP	71,695,500	USD	1,392,281	16,035	—
JP Morgan & Chase Co.	3/5/2018	PHP	11,091,700	USD	215,611	2,698	—
RBC Capital Markets	3/5/2018	PHP	47,010,100	USD	912,640	10,248	—
Goldman Sachs & Co.	3/5/2018	PLN	2,156,500	USD	647,288	17,197	—
JP Morgan & Chase Co.	3/5/2018	PLN	3,468,800	USD	1,041,174	27,651	—
The Bank of Nova Scotia	3/5/2018	PLN	5,503,900	USD	1,651,979	43,836	—
Goldman Sachs & Co.	3/5/2018	QAR	5,024,600	USD	1,373,217	—	(6,631)

Goldman Sachs & Co.	3/5/2018	RUB	128,125,600	USD	2,268,101	—	(3,439)
JP Morgan & Chase Co.	3/5/2018	RUB	320,694,300	USD	5,676,465	—	(9,127)
JP Morgan & Chase Co.	3/5/2018	RUB	33,957,000	USD	600,914	—	(1,110)
Goldman Sachs & Co.	3/5/2018	THB	135,654,700	USD	4,332,909	10,710	—
Goldman Sachs & Co.	3/5/2018	THB	6,765,000	USD	215,803	258	—
The Bank of Nova Scotia	3/5/2018	THB	38,055,100	USD	1,215,624	3,121	—
Goldman Sachs & Co.	3/5/2018	TRY	1,456,900	USD	384,676	2,031	—
JP Morgan & Chase Co.	3/5/2018	TRY	5,419,200	USD	1,430,929	7,610	—
RBC Capital Markets	3/5/2018	TRY	2,769,700	USD	731,297	3,853	—
Goldman Sachs & Co.	3/5/2018	TWD	33,270,000	USD	1,144,558	4,705	—
Goldman Sachs & Co.	3/5/2018	TWD	279,726,200	USD	9,578,680	—	(4,926)
JP Morgan & Chase Co.	3/5/2018	TWD	122,636,400	USD	4,222,580	20,975	—
RBC Capital Markets	3/5/2018	TWD	20,773,300	USD	714,473	2,766	—
The Bank of Nova Scotia	3/5/2018	TWD	355,069,700	USD	12,211,150	46,225	—
Goldman Sachs & Co.	3/5/2018	USD	1,133,651	AED	4,163,900	23	—
The Bank of Nova Scotia	3/5/2018	USD	297,772	AED	1,093,700	2	—
Goldman Sachs & Co.	3/5/2018	USD	6,259,284	BRL	20,336,100	635	—
The Bank of Nova Scotia	3/5/2018	USD	11,730,635	BRL	38,109,900	468	—
Goldman Sachs & Co.	3/5/2018	USD	2,249,210	CLP	1,337,538,000	—	(1,138)
RBC Capital Markets	3/5/2018	USD	776,991	CLP	462,074,400	—	(358)
Goldman Sachs & Co.	3/5/2018	USD	1,014,737	COP	2,910,707,700	925	—
Goldman Sachs & Co.	3/5/2018	USD	269,024	CZK	5,604,100	136	—
JP Morgan & Chase Co.	3/5/2018	USD	160,864	CZK	3,351,000	81	—
JP Morgan & Chase Co.	3/5/2018	USD	887,330	EUR	727,400	469	—
Goldman Sachs & Co.	3/5/2018	USD	10,852,856	HKD	84,918,500	—	(292)
JP Morgan & Chase Co.	3/5/2018	USD	16,694,401	HKD	130,638,700	1,193	—
RBC Capital Markets	3/5/2018	USD	16,733,378	HKD	130,943,700	1,196	—
The Bank of New York Mellon	3/5/2018	USD	13,249,430	HKD	103,669,500	—	(492)
Goldman Sachs & Co.	3/5/2018	USD	63,142	HUF	16,253,900	58	—
JP Morgan & Chase Co.	3/5/2018	USD	440,609	HUF	113,420,500	405	—
RBC Capital Markets	3/5/2018	USD	283,787	HUF	73,048,400	248	—
Goldman Sachs & Co.	3/5/2018	USD	3,290,820	IDR	45,107,275,000	—	(11,116)
JP Morgan & Chase Co.	3/5/2018	USD	1,082,144	IDR	14,877,311,300	—	(429)
RBC Capital Markets	3/5/2018	USD	831,237	IDR	11,425,350,400	—	(511)
Goldman Sachs & Co.	3/5/2018	USD	819,601	MXN	15,471,000	423	—

JP Morgan & Chase Co.	3/5/2018	USD	1,174,618	MXN	22,172,300	602	—
RBC Capital Markets	3/5/2018	USD	1,482,618	MXN	27,985,900	746	—
The Bank of New York Mellon	3/5/2018	USD	3,841,144	MXN	72,505,700	1,947	—
Goldman Sachs & Co.	3/5/2018	USD	4,225,599	MYR	16,585,900	8,045	—
RBC Capital Markets	3/5/2018	USD	1,659,025	MYR	6,498,400	—	(272)
Goldman Sachs & Co.	3/5/2018	USD	1,375,585	PHP	71,695,500	661	—
JP Morgan & Chase Co.	3/5/2018	USD	211,714	PHP	11,091,700	1,199	—
RBC Capital Markets	3/5/2018	USD	902,132	PHP	47,010,100	260	—
Goldman Sachs & Co.	3/5/2018	USD	629,325	PLN	2,156,500	766	—
JP Morgan & Chase Co.	3/5/2018	USD	1,012,293	PLN	3,468,800	1,229	—
The Bank of Nova Scotia	3/5/2018	USD	1,606,157	PLN	5,503,900	1,986	—
Goldman Sachs & Co.	3/5/2018	USD	1,375,661	QAR	5,024,600	4,187	—
Goldman Sachs & Co.	3/5/2018	USD	2,274,812	RUB	128,125,600	—	(3,272)
JP Morgan & Chase Co.	3/5/2018	USD	6,298,961	RUB	354,651,300	—	(11,345)
Goldman Sachs & Co.	3/5/2018	USD	4,537,104	THB	142,419,700	639	—
The Bank of Nova Scotia	3/5/2018	USD	1,209,192	THB	38,055,100	3,310	—
Goldman Sachs & Co.	3/5/2018	USD	382,287	TRY	1,456,900	359	—
JP Morgan & Chase Co.	3/5/2018	USD	1,421,982	TRY	5,419,200	1,337	—
RBC Capital Markets	3/5/2018	USD	726,783	TRY	2,769,700	661	—
Goldman Sachs & Co.	3/5/2018	USD	10,715,011	TWD	312,996,200	8,447	—
JP Morgan & Chase Co.	3/5/2018	USD	4,189,546	TWD	122,636,400	12,059	—
RBC Capital Markets	3/5/2018	USD	710,879	TWD	20,773,300	828	—
The Bank of Nova Scotia	3/5/2018	USD	12,161,795	TWD	355,069,700	3,129	—
Goldman Sachs & Co.	3/5/2018	USD	2,853,175	ZAR	33,693,600	1,463	—
JP Morgan & Chase Co.	3/5/2018	USD	12,890,818	ZAR	152,229,600	6,599	—
RBC Capital Markets	3/5/2018	USD	1,405,174	ZAR	16,593,700	701	—
Goldman Sachs & Co.	3/5/2018	ZAR	33,693,600	USD	2,824,410	—	(30,228)
JP Morgan & Chase Co.	3/5/2018	ZAR	152,229,600	USD	12,760,064	—	(137,353)
RBC Capital Markets	3/5/2018	ZAR	16,593,700	USD	1,390,922	—	(14,954)
Goldman Sachs & Co.	3/6/2018	INR	424,254,200	USD	6,632,081	124,477	—
Goldman Sachs & Co.	3/6/2018	INR	48,358,000	USD	757,357	15,597	—
JP Morgan & Chase Co.	3/6/2018	INR	869,487,000	USD	13,621,277	284,281	—
Goldman Sachs & Co.	3/6/2018	KRW	28,014,420,500	USD	26,158,477	286,291	—
Goldman Sachs & Co.	3/6/2018	KRW	514,879,000	USD	481,682	6,175	—
Goldman Sachs & Co.	3/6/2018	KRW	303,549,000	USD	283,074	2,737	—

JP Morgan & Chase Co.	3/6/2018	KRW	8,255,186,300	USD	7,735,007	111,087	—
RBC Capital Markets	3/6/2018	KRW	2,596,772,000	USD	2,434,169	35,970	—
Goldman Sachs & Co.	3/6/2018	USD	280,941	EGP	4,955,800	—	(672)
Goldman Sachs & Co.	3/6/2018	USD	7,247,542	INR	472,612,200	1,822	—
JP Morgan & Chase Co.	3/6/2018	USD	13,345,515	INR	869,487,000	—	(8,518)
Goldman Sachs & Co.	3/6/2018	USD	26,650,197	KRW	28,832,848,500	—	(22,168)
JP Morgan & Chase Co.	3/6/2018	USD	7,614,924	KRW	8,255,186,300	8,997	—
RBC Capital Markets	3/6/2018	USD	2,397,537	KRW	2,596,772,000	663	—
Goldman Sachs & Co.	4/5/2018	AED	4,163,900	USD	1,133,497	—	(126)
The Bank of Nova Scotia	4/5/2018	AED	1,093,700	USD	297,746	—	(14)
Goldman Sachs & Co.	4/5/2018	BRL	20,336,100	USD	6,235,677	—	(3,722)
The Bank of Nova Scotia	4/5/2018	BRL	38,109,900	USD	11,685,673	—	(6,974)
Goldman Sachs & Co.	4/5/2018	CLP	1,337,538,000	USD	2,247,774	839	—
RBC Capital Markets	4/5/2018	CLP	462,074,400	USD	776,624	384	—
Goldman Sachs & Co.	4/5/2018	COP	2,910,707,700	USD	1,013,589	—	(1,096)
Goldman Sachs & Co.	4/5/2018	CZK	5,604,100	USD	269,472	—	(219)
JP Morgan & Chase Co.	4/5/2018	CZK	3,351,000	USD	161,184	—	(79)
Goldman Sachs & Co.	4/5/2018	EGP	4,955,800	USD	278,572	61	—
JP Morgan & Chase Co.	4/5/2018	EUR	727,400	USD	889,498	—	(522)
Goldman Sachs & Co.	4/5/2018	HUF	16,253,900	USD	63,280	—	(54)
JP Morgan & Chase Co.	4/5/2018	HUF	113,420,500	USD	441,516	—	(436)
RBC Capital Markets	4/5/2018	HUF	73,048,400	USD	284,320	—	(318)
Goldman Sachs & Co.	4/5/2018	IDR	45,107,275,000	USD	3,277,907	5,509	—
JP Morgan & Chase Co.	4/5/2018	IDR	14,877,311,300	USD	1,078,379	—	(926)
RBC Capital Markets	4/5/2018	IDR	11,425,350,400	USD	827,324	—	(1,550)
Goldman Sachs & Co.	4/5/2018	INR	472,612,200	USD	7,213,251	—	(9,799)
JP Morgan & Chase Co.	4/5/2018	INR	869,487,000	USD	13,279,274	—	(9,313)
Goldman Sachs & Co.	4/5/2018	KRW	28,832,848,500	USD	26,652,661	10,820	—
JP Morgan & Chase Co.	4/5/2018	KRW	8,255,186,300	USD	7,616,329	—	(11,546)
RBC Capital Markets	4/5/2018	KRW	2,596,772,000	USD	2,397,980	—	(1,464)
Goldman Sachs & Co.	4/5/2018	MXN	15,471,000	USD	815,486	—	(316)
JP Morgan & Chase Co.	4/5/2018	MXN	22,172,300	USD	1,168,713	—	(457)
RBC Capital Markets	4/5/2018	MXN	27,985,900	USD	1,475,073	—	(654)
The Bank of New York Mellon	4/5/2018	MXN	72,505,700	USD	3,821,621	—	(1,684)
Goldman Sachs & Co.	4/5/2018	MYR	16,585,900	USD	4,210,581	—	(19,027)

RBC Capital Markets	4/5/2018	MYR	6,498,400	USD	1,653,327	—	(3,845)
Goldman Sachs & Co.	4/5/2018	PHP	71,695,500	USD	1,368,757	—	(5,102)
JP Morgan & Chase Co.	4/5/2018	PHP	11,091,700	USD	210,749	—	(1,795)
RBC Capital Markets	4/5/2018	PHP	47,010,100	USD	896,626	—	(4,201)
Goldman Sachs & Co.	4/5/2018	PLN	2,156,500	USD	629,681	—	(829)
JP Morgan & Chase Co.	4/5/2018	PLN	3,468,800	USD	1,012,989	—	(1,206)
The Bank of Nova Scotia	4/5/2018	PLN	5,503,900	USD	1,607,166	—	(2,044)
Goldman Sachs & Co.	4/5/2018	QAR	5,024,600	USD	1,373,780	—	(5,127)
Goldman Sachs & Co.	4/5/2018	RUB	128,125,600	USD	2,266,554	3,519	—
JP Morgan & Chase Co.	4/5/2018	RUB	354,651,300	USD	6,276,575	12,500	—
Goldman Sachs & Co.	4/5/2018	THB	142,419,700	USD	4,538,550	—	(3,286)
The Bank of Nova Scotia	4/5/2018	THB	38,055,100	USD	1,209,673	—	(3,923)
Goldman Sachs & Co.	4/5/2018	TRY	1,456,900	USD	378,811	—	(195)
JP Morgan & Chase Co.	4/5/2018	TRY	5,419,200	USD	1,409,177	—	(605)
RBC Capital Markets	4/5/2018	TRY	2,769,700	USD	720,151	—	(374)
Goldman Sachs & Co.	4/5/2018	USD	1,281,700	INR	83,977,000	1,741	—
JP Morgan & Chase Co.	4/5/2018	USD	1,792,680	KRW	1,938,999,000	—	(1,026)
Goldman Sachs & Co.	4/5/2018	USD	440,329	MXN	8,353,000	134	—
Goldman Sachs & Co.	4/5/2018	USD	198,190	ZAR	2,351,000	45	—
Goldman Sachs & Co.	4/5/2018	ZAR	33,693,600	USD	2,839,990	—	(1,042)
JP Morgan & Chase Co.	4/5/2018	ZAR	152,229,600	USD	12,831,794	—	(4,149)
RBC Capital Markets	4/5/2018	ZAR	16,593,700	USD	1,398,682	—	(493)
Goldman Sachs & Co.	4/6/2018	HKD	84,918,500	USD	10,862,755	13	—
JP Morgan & Chase Co.	4/6/2018	HKD	130,638,700	USD	16,708,921	—	(2,332)
RBC Capital Markets	4/6/2018	HKD	130,943,700	USD	16,747,331	—	(2,937)
The Bank of New York Mellon	4/6/2018	HKD	103,669,500	USD	13,260,785	—	(578)
Goldman Sachs & Co.	4/6/2018	USD	3,684,776	HKD	28,802,000	—	(435)
Goldman Sachs & Co.	4/9/2018	TWD	312,996,200	USD	10,733,384	—	(10,262)
JP Morgan & Chase Co.	4/9/2018	TWD	122,636,400	USD	4,199,589	—	(9,925)
RBC Capital Markets	4/9/2018	TWD	20,773,300	USD	712,708	—	(339)
The Bank of Nova Scotia	4/9/2018	TWD	355,069,700	USD	12,193,118	5,293	—
The Bank of Nova Scotia	4/9/2018	USD	1,189,418	TWD	34,618,000	—	(1,149)

Total unrealized appreciation (depreciation)						$1,958,462	$(439,027)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$224,007,707	$—	$17	$224,007,724
Preferred Stocks(g)	9,084,014	—	—	9,084,014
Rights(g)	17,334	—	195	17,529
Short-Term Investments	3,535,999	—	—	3,535,999
Derivatives(h)
Forward Foreign Currency Contracts	—	1,958,462	—	1,958,462
Futures Contracts	253,355	—	—	253,355

TOTAL	$236,898,409	$1,958,462	$212	$238,857,083

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(439,027)	$—	$(439,027)

TOTAL	$—	$(439,027)	$—	$(439,027)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2018, the amount of transfers between Level 3 and Level 1 was $442,356. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.1%
Australia - 0.4%
BHP Billiton PLC	372,414	$7,609,577

Austria - 0.4%
ANDRITZ AG	13,163	766,010
Erste Group Bank AG*	52,269	2,672,531
OMV AG	26,521	1,523,954
Raiffeisen Bank International AG*	26,228	1,023,624
voestalpine AG	19,809	1,150,351

		7,136,470

Belgium - 1.7%
Ageas	33,431	1,759,913
Anheuser-Busch InBev SA/NV	136,960	14,617,176
Colruyt SA	10,473	566,409
Groupe Bruxelles Lambert SA	14,322	1,643,150
KBC Group NV	44,305	4,178,238
Proximus SADP	27,981	900,873
Solvay SA	12,945	1,786,182
Telenet Group Holding NV*	10,201	702,534
UCB SA	21,810	1,811,491
Umicore SA	37,054	2,102,983

		30,068,949

Chile - 0.0%
Antofagasta PLC	72,713	870,910

Denmark - 2.8%
A.P. Moller - Maersk A/S, Class A	666	1,046,465
A.P. Moller - Maersk A/S, Class B	1,316	2,161,583
Carlsberg A/S, Class B	18,437	2,266,204
Chr Hansen Holding A/S	17,584	1,466,450
Coloplast A/S, Class B	20,794	1,763,454
Danske Bank A/S	131,838	5,318,147
DSV A/S	33,658	2,649,250
Genmab A/S*	10,226	2,089,315
H Lundbeck A/S	11,628	610,992
ISS A/S	29,319	1,067,875
Novo Nordisk A/S, Class B	333,700	17,310,071
Novozymes A/S, Class B*	40,015	2,065,214
Orsted A/S, 144A	33,681	2,101,976
Pandora A/S	18,662	1,956,906
TDC A/S	152,032	1,239,252
Tryg A/S	20,522	488,223
Vestas Wind Systems A/S	37,898	2,754,480
William Demant Holding A/S*	21,696	779,205

		49,135,062

Finland - 1.6%
Elisa OYJ	24,321	1,048,894
Fortum OYJ	78,315	1,724,579
Kone OYJ, Class B(a)	59,584	3,095,981
Metso OYJ	19,103	614,572
Neste OYJ	23,096	1,697,394
Nokia OYJ	1,059,282	6,207,049
Nokian Renkaat OYJ	19,639	904,956
Orion OYJ, Class B	19,420	634,958
Sampo OYJ, Class A	78,886	4,488,688
Stora Enso OYJ, Class R	97,754	1,738,217
UPM-Kymmene OYJ	93,970	3,236,392
Wartsila OYJ Abp(a)	25,966	1,835,458

		27,227,138

France - 16.1%
Accor SA	32,043	1,856,897
Aeroports de Paris	5,235	1,060,195
Air Liquide SA	75,103	9,451,211
Airbus SE	104,164	12,497,088
Alstom SA	27,278	1,153,126
Amundi SA, 144A	10,366	849,343
Arkema SA	11,812	1,548,427
Atos SE	16,347	2,163,858
AXA SA	342,088	10,792,631
BioMerieux	6,787	523,306
BNP Paribas SA	201,957	16,106,395
Bollore SA	151,951	861,279
Bouygues SA	40,327	2,049,633
Bureau Veritas SA	49,125	1,289,151
Capgemini SE	28,270	3,550,693
Carrefour SA	101,019	2,335,464
Casino Guichard Perrachon SA	10,414	566,902
Cie de Saint-Gobain	91,776	5,233,898
Cie Generale des Etablissements Michelin	30,991	4,790,415
CNP Assurances	29,203	712,555
Credit Agricole SA	200,285	3,453,864
Danone SA	106,236	8,521,743
Dassault Aviation SA	457	795,612
Dassault Systemes SE	22,632	2,933,681
Edenred	39,239	1,384,928
Eiffage SA	12,596	1,369,214
Electricite de France SA	101,530	1,325,995
Engie SA	332,844	5,228,161
Essilor International SA	38,154	5,020,202
Eurazeo SA	7,560	723,562
Eutelsat Communications SA	29,222	684,498
Faurecia SA	13,138	1,110,448
Fonciere Des Regions REIT	5,704	598,117
Gecina SA REIT	8,710	1,531,239
Getlink SE	82,657	1,065,394
Hermes International	5,447	2,937,912

ICADE REIT	5,535	537,179
Iliad SA	4,511	1,061,612
Imerys SA	6,632	678,031
Ingenico Group SA	10,858	947,411
Ipsen SA	6,395	942,862
JCDecaux SA	13,957	544,202
Kering	13,321	6,305,645
Klepierre SA REIT	38,734	1,603,383
Lagardere SCA	19,730	582,510
Legrand SA	46,599	3,669,159
L’Oreal SA	44,441	9,599,325
LVMH Moet Hennessy Louis Vuitton SE	50,879	15,300,881
Natixis SA	180,832	1,566,371
Orange SA	363,255	6,177,821
Pernod Ricard SA	37,276	6,139,373
Peugeot SA	101,974	2,315,866
Publicis Groupe SA	38,099	2,883,675
Remy Cointreau SA	4,301	587,165
Renault SA	36,388	3,972,328
Rexel SA	52,665	930,040
Safran SA	58,697	6,509,397
Sanofi	200,664	15,920,041
Schneider Electric SE*	103,765	9,061,572
SCOR SE	30,678	1,309,580
SEB SA	4,103	840,453
Societe BIC SA	5,390	566,507
Societe Generale SA	135,419	7,784,771
Sodexo SA(a)	16,965	2,092,502
Suez	63,795	881,426
Teleperformance	10,202	1,457,482
Thales SA	18,575	2,074,439
TOTAL SA	430,472	24,667,573
Ubisoft Entertainment SA*	11,733	973,372
Unibail-Rodamco SE REIT	17,479	4,088,961
Valeo SA	41,906	2,733,167
Veolia Environnement SA	84,670	2,062,854
Vinci SA	92,882	9,214,884
Vivendi SA	182,499	4,731,299
Wendel SA	5,419	942,757
Zodiac Aerospace*	37,894	1,154,383

		283,489,296

Germany - 13.9%
1&1 Drillisch AG	8,901	689,019
adidas AG	33,172	7,389,812
Allianz SE	79,464	18,615,635
Axel Springer SE	7,946	717,367
BASF SE	162,314	17,111,219
Bayer AG	147,778	17,349,271
Bayerische Motoren Werke AG	57,795	6,121,685
Beiersdorf AG	17,370	1,909,774
Brenntag AG	27,307	1,715,037
Commerzbank AG*	187,039	2,906,661
Continental AG	19,409	5,344,360
Covestro AG, 144A	28,402	3,234,280
Daimler AG	169,894	14,606,403
Deutsche Bank AG(b)	365,408	5,884,546
Deutsche Boerse AG	34,177	4,563,632
Deutsche Lufthansa AG	41,192	1,388,026
Deutsche Post AG	171,500	7,875,438
Deutsche Telekom AG	588,364	9,518,107
Deutsche Wohnen SE	62,372	2,583,392
E.ON SE	389,226	3,969,804
Evonik Industries AG	28,041	1,041,014
Fraport AG Frankfurt Airport Services Worldwide	7,062	724,922
Fresenius Medical Care AG & Co. KGaA	37,866	4,023,727
Fresenius SE & Co. KGaA	73,250	5,996,407
GEA Group AG	32,691	1,553,448
Hannover Rueck SE	10,427	1,423,477
HeidelbergCement AG	25,922	2,616,646
Henkel AG & Co. KGaA	19,208	2,316,433
HOCHTIEF AG	3,210	542,395
HUGO BOSS AG	11,571	1,035,598
Infineon Technologies AG	201,361	5,502,808
Innogy SE, 144A	24,312	973,168
K+S AG	35,754	1,001,079
KION Group AG	12,162	1,045,760
LANXESS AG	16,213	1,356,902
Linde AG	35,475	7,513,341
Linde AG*	10,407	2,340,613
MAN SE	6,472	739,052
Merck KGaA	22,500	2,256,945
METRO AG	33,416	654,116
MTU Aero Engines AG	9,217	1,547,280
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,357	6,144,453
OSRAM Licht AG	17,539	1,396,838
ProSiebenSat.1 Media SE	41,539	1,649,053
RWE AG*	91,551	1,832,874
SAP SE	173,829	18,280,600
Siemens AG	136,332	18,036,334
Symrise AG	21,593	1,761,855
Telefonica Deutschland Holding AG	125,999	582,596
thyssenkrupp AG	75,682	2,060,856
TUI AG	79,097	1,681,861

Uniper SE	34,914	1,061,898
United Internet AG	21,955	1,498,898
Volkswagen AG	5,866	1,177,251
Vonovia SE	85,613	3,922,027
Wirecard AG	20,530	2,472,607
Zalando SE, 144A*	19,124	1,094,240

		244,352,840

Ireland - 0.9%
AerCap Holdings NV*	24,187	1,199,917
AIB Group PLC	139,932	921,874
Bank of Ireland Group PLC*	171,882	1,614,664
CRH PLC	148,759	4,949,135
DCC PLC	15,778	1,441,236
Kerry Group PLC, Class A	28,054	2,804,818
Paddy Power Betfair PLC	14,282	1,665,743
Ryanair Holdings PLC*	26,320	520,190

		15,117,577

Italy - 3.2%
Assicurazioni Generali SpA	221,696	4,176,054
Atlantia SpA	80,902	2,505,024
Davide Campari-Milano SpA	109,194	785,980
Enel SpA	1,438,341	8,386,096
Eni SpA	462,071	7,730,967
Ferrari NV	21,804	2,726,597
Intesa Sanpaolo SpA	2,417,081	9,129,629
Intesa Sanpaolo SpA-RSP	177,448	709,212
Leonardo SpA	74,667	806,182
Luxottica Group SpA	30,364	1,828,501
Mediobanca SpA	108,501	1,304,389
Poste Italiane SpA, 144A	88,752	764,657
Prysmian SpA	34,381	1,087,213
Recordati SpA	19,159	688,365
Snam SpA	393,128	1,765,472
Telecom Italia SpA*	2,002,792	1,808,125
Telecom Italia SpA-RSP	1,100,428	841,764
Terna Rete Elettrica Nazionale SpA	246,214	1,369,741
UniCredit SpA*	355,403	7,564,460
UnipolSai Assicurazioni SpA	185,472	447,688

		56,426,116

Jersey Island - 0.1%
Randgold Resources Ltd.	16,416	1,321,651

Luxembourg - 0.5%
ArcelorMittal*	117,411	4,046,581
Eurofins Scientific SE	1,935	1,094,423
Millicom International Cellular SA SDR	11,968	800,774
RTL Group SA	6,734	592,338
SES SA	67,839	1,086,689
Tenaris SA	84,217	1,458,979

		9,079,784

Mexico - 0.0%
Fresnillo PLC	41,646	699,193

Netherlands - 7.1%
ABN AMRO Group NV, 144A	73,841	2,306,208
Aegon NV	312,482	2,185,205
Akzo Nobel NV	44,426	4,322,981
Altice NV, Class A*(a)	109,936	1,057,688
ASML Holding NV	70,500	13,873,449
Boskalis Westminster	17,193	650,241
EXOR NV	19,207	1,403,613
Heineken Holding NV	19,841	1,978,847
Heineken NV	45,710	4,770,253
ING Groep NV	701,481	12,390,403
Koninklijke Ahold Delhaize NV	226,535	5,113,461
Koninklijke DSM NV	31,757	3,298,634
Koninklijke KPN NV	608,240	1,907,081
Koninklijke Philips NV	165,591	6,369,739
Koninklijke Vopak NV	12,874	610,191
NN Group NV	53,307	2,390,676
NXP Semiconductors NV*	61,086	7,614,981
QIAGEN NV*	40,119	1,355,785
Randstad Holding NV	20,919	1,502,180
Royal Dutch Shell PLC, Class A	809,473	25,642,543
Royal Dutch Shell PLC, Class B	660,703	21,111,715
Wolters Kluwer NV	53,421	2,716,443

		124,572,317

Norway - 1.0%
DNB ASA	171,747	3,407,843
Gjensidige Forsikring ASA	37,923	694,372
Marine Harvest ASA(a)	72,957	1,419,453
Norsk Hydro ASA	239,050	1,623,674
Orkla ASA	143,433	1,573,217
Schibsted ASA, Class B	18,364	450,188
Statoil ASA(a)	213,008	4,915,694
Telenor ASA	131,753	2,975,466
Yara International ASA	31,037	1,382,208

		18,442,115

Portugal - 0.2%
EDP - Energias de Portugal SA	417,839	1,403,383
Galp Energia SGPS SA	89,037	1,615,260
Jeronimo Martins SGPS SA	43,954	914,826

		3,933,469

South Africa - 0.2%
Investec PLC	125,097	1,093,611
Mediclinic International PLC	69,241	564,131
Mondi PLC	65,453	1,713,887

		3,371,629

Spain - 4.9%
Abertis Infraestructuras SA	119,368	2,854,335
ACS Actividades de Construccion y Servicios SA	43,401	1,500,055
Aena SME SA, 144A	12,041	2,462,788
Amadeus IT Group SA	77,806	5,748,571
Banco Bilbao Vizcaya Argentaria SA	1,200,803	10,093,736
Banco de Sabadell SA	926,786	1,950,992
Banco Santander SA	2,891,483	19,991,014
Bankia SA	229,203	1,098,380
Bankinter SA	126,668	1,401,327
CaixaBank SA	634,414	3,105,236
Enagas SA	38,821	1,014,489
Endesa SA	56,266	1,187,553
Ferrovial SA	87,224	1,890,437
Gas Natural SDG SA	61,826	1,419,176
Grifols SA	53,508	1,474,021
Iberdrola SA	1,039,353	7,704,453
Industria de Diseno Textil SA	197,874	6,025,516
Mapfre SA	179,291	605,898
Red Electrica Corp. SA	76,587	1,494,982
Repsol SA	231,042	4,144,927
Siemens Gamesa Renewable Energy SA(a)	44,238	706,204
Telefonica SA	800,279	7,803,909

		85,677,999

Sweden - 4.1%
Alfa Laval AB	51,307	1,240,065
Assa Abloy AB, Class B	174,843	3,921,008
Atlas Copco AB, Class A	120,953	5,182,678
Atlas Copco AB, Class B	70,874	2,702,471
Boliden AB	48,590	1,729,054
Electrolux AB, Series B	42,963	1,417,878
Essity AB, Class B*	106,737	2,936,546
Getinge AB, Class B	43,019	542,974
Hennes & Mauritz AB, Class B	167,177	2,772,129
Hexagon AB, Class B	45,822	2,691,054
Husqvarna AB, Class B	79,709	853,520
ICA Gruppen AB(a)	15,395	550,797
Industrivarden AB, Class C	31,057	745,948
Investor AB, Class B	79,824	3,612,996
Kinnevik AB, Class B	41,609	1,526,830
L E Lundbergforetagen AB, Class B	7,202	540,109
Lundin Petroleum AB*	34,323	809,069
Nordea Bank AB	536,953	6,126,757
Sandvik AB	197,427	3,680,628
Securitas AB, Class B	58,080	1,001,488
Skandinaviska Enskilda Banken AB, Class A	289,138	3,416,359
Skanska AB, Class B	59,736	1,194,028
SKF AB, Class B	66,596	1,401,865
Svenska Handelsbanken AB, Class A	267,981	3,692,811
Swedbank AB, Class A	159,290	4,017,184
Swedish Match AB	33,760	1,440,461
Tele2 AB, Class B	61,862	735,121
Telefonaktiebolaget LM Ericsson, Class B	543,472	3,656,679
Telia Co. AB	537,008	2,548,541
Volvo AB, Class B	275,195	5,211,813

		71,898,861

Switzerland - 13.1%
ABB Ltd.	325,878	7,957,165
Adecco Group AG	28,353	2,289,496
Baloise Holding AG	8,782	1,387,415
Barry Callebaut AG	438	865,889
Chocoladefabriken Lindt & Spruengli AG	20	1,444,303
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	209	1,252,584
Cie Financiere Richemont SA	95,706	8,437,613
Clariant AG*	40,672	1,020,676
Coca-Cola HBC AG*	32,030	1,051,689
Credit Suisse Group AG*	429,602	7,987,941
Dufry AG*	6,083	877,281
EMS-Chemie Holding AG	1,465	940,057
Ferguson PLC	44,428	3,147,521
Geberit AG	6,511	2,952,150
Givaudan SA	1,689	3,857,659
Glencore PLC*	2,163,478	11,507,355
Julius Baer Group Ltd.*	39,685	2,588,518
Kuehne + Nagel International AG	9,537	1,562,234
LafargeHolcim Ltd.*	80,220	4,704,133
Lonza Group AG*	13,001	3,314,952
Nestle SA	555,755	44,300,335
Novartis AG	397,683	33,333,954
Pargesa Holding SA	7,237	642,165
Partners Group Holding AG	2,999	2,181,610
Roche Holding AG	124,260	28,854,530
Schindler Holding AG	3,578	811,529
Schindler Holding AG Participation Certificates	7,231	1,696,728
SGS SA	900	2,293,837
Sika AG	426	3,509,403
Sonova Holding AG	9,134	1,435,288
STMicroelectronics NV	111,724	2,565,234

Straumann Holding AG	1,979	1,342,174
Swatch Group AG - Bearer	5,214	2,207,282
Swatch Group AG - Registered	10,392	836,840
Swiss Life Holding AG*	5,730	2,081,099
Swiss Prime Site AG*	13,176	1,233,332
Swiss Re AG	55,713	5,692,826
Swisscom AG	4,453	2,414,163
UBS Group AG*	659,076	12,610,656
Vifor Pharma AG	9,097	1,283,058
Zurich Insurance Group AG	26,841	8,867,421

		229,340,095

United Kingdom - 22.4%
3i Group PLC	172,024	2,225,226
Admiral Group PLC	36,623	929,226
Anglo American PLC	235,745	5,778,977
Ashtead Group PLC	86,767	2,525,234
Associated British Foods PLC	61,767	2,237,275
AstraZeneca PLC	226,531	14,891,660
Auto Trader Group PLC, 144A	167,435	841,359
Aviva PLC	715,776	4,982,259
Babcock International Group PLC	47,663	427,699
BAE Systems PLC	561,218	4,476,640
Barclays PLC	3,013,502	8,857,506
Barratt Developments PLC	179,269	1,330,259
Berkeley Group Holdings PLC	22,411	1,189,091
BP PLC	3,496,557	22,872,490
British American Tobacco PLC	410,837	24,295,474
British Land Co. PLC REIT	170,262	1,472,040
BT Group PLC	1,544,056	5,097,466
Bunzl PLC	59,866	1,611,273
Burberry Group PLC	77,181	1,629,432
Capita PLC	126,812	307,528
Centrica PLC	1,003,306	1,975,202
CNH Industrial NV	182,739	2,484,690
Cobham PLC*	449,711	702,393
Coca-Cola European Partners PLC	38,610	1,467,952
Compass Group PLC	280,258	5,964,988
ConvaTec Group PLC, 144A	255,505	726,376
Croda International PLC	22,984	1,462,506
Diageo PLC	445,620	15,091,829
Direct Line Insurance Group PLC	244,223	1,287,065
easyJet PLC*	29,145	673,685
Experian PLC	163,547	3,503,437
Fiat Chrysler Automobiles NV*	190,394	4,081,647
G4S PLC	273,697	988,726
GKN PLC	306,488	1,847,274
GlaxoSmithKline PLC	880,964	15,854,126
Hammerson PLC REIT	136,939	842,707
Hargreaves Lansdown PLC	45,798	1,087,937
HSBC Holdings PLC	3,558,439	35,130,259
IMI PLC	46,700	788,867
Imperial Brands PLC	169,206	6,100,892
InterContinental Hotels Group PLC	31,962	2,067,671
International Consolidated Airlines Group SA	116,846	991,025
Intertek Group PLC	28,561	1,931,801
ITV PLC	631,345	1,390,685
J Sainsbury PLC	287,920	1,026,629
John Wood Group PLC	116,739	985,187
Johnson Matthey PLC	34,654	1,495,660
Kingfisher PLC	391,343	1,928,241
Land Securities Group PLC REIT	131,537	1,678,687
Legal & General Group PLC	1,118,752	4,044,554
Lloyds Banking Group PLC	12,746,507	12,073,181
London Stock Exchange Group PLC	56,994	3,160,536
Marks & Spencer Group PLC	287,759	1,171,050
Meggitt PLC	147,777	920,796
Merlin Entertainments PLC, 144A	135,987	636,529
Micro Focus International PLC	75,995	2,158,372
National Grid PLC	607,856	6,194,295
Next PLC	25,903	1,731,693
Old Mutual PLC	910,677	3,200,791
Pearson PLC	141,834	1,430,114
Persimmon PLC	54,379	1,947,214
Prudential PLC	470,243	11,850,432
Reckitt Benckiser Group PLC	118,224	9,401,019
RELX NV	173,466	3,565,950
RELX PLC	184,553	3,793,351
Rio Tinto PLC	218,046	11,785,297
Rolls-Royce Holdings PLC*	292,552	3,381,564
Royal Bank of Scotland Group PLC*	627,015	2,310,832
Royal Mail PLC	157,706	1,215,845
RSA Insurance Group PLC	181,576	1,578,357
Sage Group PLC	189,694	1,808,749
Schroders PLC	21,545	1,023,015
Segro PLC REIT	178,441	1,404,200
Severn Trent PLC	41,056	965,116
Sky PLC	182,085	3,379,140
Smith & Nephew PLC	150,710	2,631,932
Smiths Group PLC	70,346	1,547,114
SSE PLC	190,127	3,206,432
St James’s Place PLC	95,045	1,510,655
Standard Chartered PLC*	582,556	6,502,697
Standard Life Aberdeen PLC	471,984	2,391,857

Taylor Wimpey PLC	579,428	1,483,729
Tesco PLC	1,448,903	4,204,865
Travis Perkins PLC	43,076	762,045
Unilever NV	288,000	15,099,735
Unilever PLC	223,497	11,487,617
United Utilities Group PLC	120,894	1,108,796
Vodafone Group PLC	4,793,252	13,445,284
Weir Group PLC	38,612	1,082,286
Whitbread PLC	32,449	1,734,646
Wm Morrison Supermarkets PLC	397,491	1,235,097
WPP PLC	224,211	4,302,905

		393,405,942

United States(c) - 0.5%
Carnival PLC	32,671	2,158,516
Shire PLC	164,549	7,043,006

		9,201,522

TOTAL COMMON STOCKS (Cost $1,581,600,935)		1,672,378,512

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	10,363	944,424
FUCHS PETROLUB SE	13,054	743,104
Henkel AG & Co. KGaA	30,819	4,109,601
Porsche Automobil Holding SE	27,026	2,279,011
Schaeffler AG	31,781	517,813
Volkswagen AG	32,667	6,421,251

		15,015,204

TOTAL PREFERRED STOCKS (Cost $15,016,799)		15,015,204

SECURITIES LENDING COLLATERAL - 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e) (Cost $14,853,267)	14,853,267	14,853,267

TOTAL INVESTMENTS - 96.8% (Cost $1,611,471,001)		$1,702,246,983
Other assets and liabilities, net - 3.2%		54,704,937

NET ASSETS - 100.0%		$1,756,951,920

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 0.3%
Germany - 0.3%
Deutsche Bank AG(b)
10,922,148	231,285	(4,929,263)	217,147	(556,771)	—	—	365,408	5,884,546
SECURITIES LENDING COLLATERAL - 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e)
158,962,186	—	(144,108,919)	—	—	636,393	—	14,853,267	14,853,267

169,884,334	231,285	(149,038,182)	217,147	(556,771)	636,393	—	15,218,675	20,737,813

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $13,733,628, which is 0.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$367,968,913	21.8%
Industrials	223,724,680	13.3
Consumer Staples	219,041,532	12.9
Health Care	199,832,744	11.8
Consumer Discretionary	182,467,849	10.8
Materials	145,633,576	8.7
Energy	122,565,903	7.3
Information Technology	85,489,424	5.1
Telecommunication Services	61,595,870	3.6
Utilities	57,577,961	3.4
Real Estate	21,495,264	1.3

Total	$1,687,393,716	100.0%

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
AMSTERDAM Index Futures	EUR	40	$5,193,718	$5,225,030	3/16/2018	$60,548
CAC40 10 EURO Futures	EUR	167	10,734,634	10,836,959	3/16/2018	159,857
DAX Index Futures	EUR	26	10,204,120	9,858,998	3/16/2018	(275,820)
EURO STOXX Futures	EUR	275	12,018,088	11,534,520	3/16/2018	(351,609)
FTSE 100 Index Futures	GBP	165	16,998,925	16,414,362	3/16/2018	(384,384)
FTSE/MIB Index Futures	EUR	17	2,414,259	2,343,833	3/16/2018	(52,661)
IBEX 35 Index Futures	EUR	30	3,593,582	3,599,400	3/16/2018	27,921
OMXS30 Index Futures	SEK	63	1,181,910	1,195,223	3/16/2018	52,504
SWISS MKT IX Futures	CHF	92	8,861,648	8,596,019	3/16/2018	(225,682)

Total net unrealized depreciation						$(989,326)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	3/5/2018	CHF	114,167,822	USD	123,097,579	$2,149,902	$—
RBC Capital Markets	3/5/2018	CHF	119,344,217	USD	128,648,044	2,216,571	—
The Bank of Nova Scotia	3/5/2018	CHF	6,519,800	USD	6,898,894	—	(8,084)
JP Morgan & Chase Co.	3/5/2018	DKK	147,559,242	USD	24,749,689	562,648	—
RBC Capital Markets	3/5/2018	DKK	31,712,800	USD	5,317,638	119,463	—
The Bank of Nova Scotia	3/5/2018	DKK	152,240,100	USD	25,528,649	574,349	—
Goldman Sachs & Co.	3/5/2018	EUR	4,512,200	USD	5,630,684	123,497	—
JP Morgan & Chase Co.	3/5/2018	EUR	153,133,223	USD	191,131,823	4,231,118	—
JP Morgan & Chase Co.	3/5/2018	EUR	19,600,000	USD	24,463,168	541,162	—
RBC Capital Markets	3/5/2018	EUR	226,349,197	USD	282,458,899	6,197,330	—
The Bank of New York Mellon	3/5/2018	EUR	60,141,055	USD	75,065,058	1,662,269	—
The Bank of Nova Scotia	3/5/2018	EUR	341,609,121	USD	426,295,730	9,358,214	—
Goldman Sachs & Co.	3/5/2018	GBP	2,792,500	USD	3,975,529	130,089	—
JP Morgan & Chase Co.	3/5/2018	GBP	91,139,350	USD	129,748,795	4,244,440	—
RBC Capital Markets	3/5/2018	GBP	173,027,520	USD	246,298,619	8,029,340	—
The Bank of New York Mellon	3/5/2018	GBP	11,847,864	USD	16,867,034	551,814	—
The Bank of Nova Scotia	3/5/2018	GBP	101,583,890	USD	144,600,096	4,712,983	—
JP Morgan & Chase Co.	3/5/2018	NOK	55,305,791	USD	7,211,501	207,111	—
RBC Capital Markets	3/5/2018	NOK	38,437,600	USD	5,011,225	143,165	—
The Bank of Nova Scotia	3/5/2018	NOK	64,047,200	USD	8,350,134	238,659	—
JP Morgan & Chase Co.	3/5/2018	SEK	259,438,536	USD	33,097,452	1,778,558	—
RBC Capital Markets	3/5/2018	SEK	236,137,100	USD	30,116,839	1,610,848	—
The Bank of Nova Scotia	3/5/2018	SEK	149,649,050	USD	19,086,185	1,020,855	—
JP Morgan & Chase Co.	3/5/2018	USD	120,834,580	CHF	114,167,822	113,097	—
RBC Capital Markets	3/5/2018	USD	119,929,334	CHF	113,339,217	140,531	—
RBC Capital Markets	3/5/2018	USD	2,032,548	CHF	1,887,300	—	(33,171)
RBC Capital Markets	3/5/2018	USD	1,103,628	CHF	1,029,400	—	(13,097)
RBC Capital Markets	3/5/2018	USD	3,277,302	CHF	3,088,300	—	(5,603)
The Bank of Nova Scotia	3/5/2018	USD	7,035,381	CHF	6,519,800	—	(128,403)
JP Morgan & Chase Co.	3/5/2018	USD	24,175,618	DKK	147,559,242	11,424	—

RBC Capital Markets	3/5/2018	USD	447,926	DKK	2,679,400	—	(8,734)
RBC Capital Markets	3/5/2018	USD	3,798,241	DKK	23,187,500	2,518	—
RBC Capital Markets	3/5/2018	USD	723,561	DKK	4,384,400	—	(4,896)
RBC Capital Markets	3/5/2018	USD	243,672	DKK	1,461,500	—	(4,111)
The Bank of Nova Scotia	3/5/2018	USD	23,421,586	DKK	142,984,100	15,525	—
The Bank of Nova Scotia	3/5/2018	USD	1,543,153	DKK	9,256,000	—	(25,964)
Goldman Sachs & Co.	3/5/2018	USD	5,502,283	EUR	4,512,200	4,905	—
JP Morgan & Chase Co.	3/5/2018	USD	210,711,369	EUR	172,733,223	111,343	—
RBC Capital Markets	3/5/2018	USD	8,097,333	EUR	6,509,000	—	(153,030)
RBC Capital Markets	3/5/2018	USD	250,807,237	EUR	205,638,697	176,951	—
RBC Capital Markets	3/5/2018	USD	4,405,656	EUR	3,550,400	—	(72,355)
RBC Capital Markets	3/5/2018	USD	13,080,392	EUR	10,651,100	—	(80,613)
The Bank of New York Mellon	3/5/2018	USD	73,364,509	EUR	60,141,055	38,279	—
The Bank of Nova Scotia	3/5/2018	USD	27,920,471	EUR	22,485,700	—	(476,438)
The Bank of Nova Scotia	3/5/2018	USD	389,218,880	EUR	319,123,421	274,603	—
Goldman Sachs & Co.	3/5/2018	USD	3,847,551	GBP	2,792,500	—	(2,111)
JP Morgan & Chase Co.	3/5/2018	USD	119,730,023	GBP	86,889,350	—	(78,173)
JP Morgan & Chase Co.	3/5/2018	USD	6,050,687	GBP	4,250,000	—	(198,182)
RBC Capital Markets	3/5/2018	USD	6,911,246	GBP	4,974,700	—	(60,786)
RBC Capital Markets	3/5/2018	USD	225,078,025	GBP	163,354,520	—	(129,048)
RBC Capital Markets	3/5/2018	USD	4,321,508	GBP	3,040,100	—	(135,108)
RBC Capital Markets	3/5/2018	USD	2,318,746	GBP	1,658,200	—	(35,305)
The Bank of New York Mellon	3/5/2018	USD	16,326,001	GBP	11,847,864	—	(10,781)
The Bank of Nova Scotia	3/5/2018	USD	125,497,044	GBP	91,081,790	—	(71,954)
The Bank of Nova Scotia	3/5/2018	USD	14,726,948	GBP	10,502,100	—	(264,926)
JP Morgan & Chase Co.	3/5/2018	USD	7,012,771	NOK	55,305,791	—	(8,381)
RBC Capital Markets	3/5/2018	USD	165,590	NOK	1,275,300	—	(4,075)
RBC Capital Markets	3/5/2018	USD	264,275	NOK	2,086,900	27	—
RBC Capital Markets	3/5/2018	USD	89,023	NOK	695,600	—	(926)
RBC Capital Markets	3/5/2018	USD	4,358,991	NOK	34,379,800	—	(4,845)
The Bank of Nova Scotia	3/5/2018	USD	566,396	NOK	4,405,600	—	(8,434)
The Bank of Nova Scotia	3/5/2018	USD	7,561,918	NOK	59,641,600	—	(8,404)
JP Morgan & Chase Co.	3/5/2018	USD	31,318,298	SEK	259,438,536	596	—
RBC Capital Markets	3/5/2018	USD	1,058,633	SEK	8,533,500	—	(28,486)
RBC Capital Markets	3/5/2018	USD	357,747	SEK	2,844,500	—	(14,365)

RBC Capital Markets	3/5/2018	USD	663,168	SEK	5,214,900	—	(33,636)
RBC Capital Markets	3/5/2018	USD	26,497,399	SEK	219,544,200	5,531	—
The Bank of Nova Scotia	3/5/2018	USD	15,887,267	SEK	131,633,950	3,316	—
The Bank of Nova Scotia	3/5/2018	USD	2,263,380	SEK	18,015,100	—	(88,633)
JP Morgan & Chase Co.	4/5/2018	CHF	107,648,022	USD	114,258,917	—	(112,165)
RBC Capital Markets	4/5/2018	CHF	113,339,217	USD	120,268,486	—	(149,230)
JP Morgan & Chase Co.	4/5/2018	DKK	147,559,242	USD	24,236,095	—	(13,212)
RBC Capital Markets	4/5/2018	DKK	23,187,500	USD	3,807,596	—	(2,946)
The Bank of Nova Scotia	4/5/2018	DKK	142,984,100	USD	23,478,506	—	(18,940)
Goldman Sachs & Co.	4/5/2018	EUR	4,512,200	USD	5,515,713	—	(5,247)
JP Morgan & Chase Co.	4/5/2018	EUR	172,733,223	USD	211,226,044	—	(123,894)
RBC Capital Markets	4/5/2018	EUR	205,638,697	USD	251,417,161	—	(194,689)
The Bank of New York Mellon	4/5/2018	EUR	60,141,055	USD	73,544,692	—	(41,663)
The Bank of Nova Scotia	4/5/2018	EUR	319,123,421	USD	390,163,486	—	(304,046)
Goldman Sachs & Co.	4/5/2018	GBP	2,792,500	USD	3,853,491	2,191	—
JP Morgan & Chase Co.	4/5/2018	GBP	86,889,350	USD	119,912,829	78,643	—
RBC Capital Markets	4/5/2018	GBP	163,354,520	USD	225,420,253	128,478	—
The Bank of New York Mellon	4/5/2018	GBP	11,847,864	USD	16,350,941	10,859	—
The Bank of Nova Scotia	4/5/2018	GBP	91,081,790	USD	125,687,405	71,180	—
JP Morgan & Chase Co.	4/5/2018	NOK	55,305,791	USD	7,020,248	8,230	—
RBC Capital Markets	4/5/2018	NOK	34,379,800	USD	4,363,473	4,583	—
The Bank of Nova Scotia	4/5/2018	NOK	59,641,600	USD	7,569,692	7,951	—
JP Morgan & Chase Co.	4/5/2018	SEK	259,438,536	USD	31,396,172	—	(2,847)
RBC Capital Markets	4/5/2018	SEK	9,723,000	USD	1,176,601	—	(143)
RBC Capital Markets	4/5/2018	SEK	219,544,200	USD	26,562,479	—	(8,256)
The Bank of Nova Scotia	4/5/2018	SEK	131,633,950	USD	15,925,517	—	(5,721)
JP Morgan & Chase Co.	4/5/2018	USD	4,901,933	CHF	4,614,900	1,187	—
RBC Capital Markets	4/5/2018	USD	9,234,247	CHF	8,700,000	9,103	—
JP Morgan & Chase Co.	4/5/2018	USD	1,120,549	DKK	6,820,200	256	—
JP Morgan & Chase Co.	4/5/2018	USD	19,537,941	EUR	15,971,700	4,436	—
RBC Capital Markets	4/5/2018	USD	33,567,739	EUR	27,449,000	17,835	—
JP Morgan & Chase Co.	4/5/2018	USD	10,249,906	GBP	7,431,900	—	(138)
RBC Capital Markets	4/5/2018	USD	19,460,129	GBP	14,100,000	—	(13,994)
JP Morgan & Chase Co.	4/5/2018	USD	411,548	NOK	3,246,200	26	—
JP Morgan & Chase Co.	4/5/2018	USD	1,631,729	SEK	13,485,600	390	—

Total unrealized appreciation (depreciation)						$51,648,379	$(3,198,189)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$1,672,378,512	$—	$—	$1,672,378,512
Preferred Stocks	15,015,204	—	—	15,015,204
Short-Term Investments	14,853,267	—	—	14,853,267
Derivatives(i)
Forward Foreign Currency Contracts	—	51,648,379	—	51,648,379
Futures Contracts	300,830	—	—	300,830

TOTAL	$1,702,547,813	$51,648,379	$—	$1,754,196,192

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(3,198,189)	$—	$(3,198,189)
Futures Contracts	(1,290,156)	—	—	(1,290,156)

TOTAL	$(1,290,156)	$(3,198,189)	$—	$(4,488,345)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.9%
Austria - 1.2%
ANDRITZ AG	615	$35,789
AT&S Austria Technologie & Systemtechnik AG	227	6,134
BUWOG AG if	943	33,248
CA Immobilien Anlagen AG	610	17,965
DO & CO AG	59	3,567
Erste Group Bank AG*	2,389	122,150
EVN AG	357	6,969
FACC AG*	197	5,167
IMMOFINANZ AG*	6,632	15,535
Kapsch TrafficCom AG	49	2,624
Lenzing AG	115	14,227
Oesterreichische Post AG	264	12,754
OMV AG	1,139	65,449
POLYTEC Holding AG	111	2,356
Porr AG	78	2,617
Raiffeisen Bank International AG*	1,132	44,180
S IMMO AG	455	8,127
S&T AG	301	7,609
Schoeller-Bleckmann Oilfield Equipment AG*	97	10,041
Semperit AG Holding	95	1,970
Telekom Austria AG*	1,514	13,576
UNIQA Insurance Group AG	937	10,900
Vienna Insurance Group AG Wiener Versicherung Gruppe	359	11,983
voestalpine AG	1,008	58,537
Wienerberger AG	958	25,877
Zumtobel Group AG	263	2,824

		542,175

Belgium - 3.9%
Ablynx NV*	547	29,203
Ackermans & van Haaren NV	170	30,758
Aedifica SA REIT	147	13,451
Ageas	1,474	77,596
AGFA-Gevaert NV*	1,670	8,235
Anheuser-Busch InBev SA/NV	6,243	666,290
Balta Group NV, 144A*	229	2,135
Barco NV	82	10,044
Befimmo SA REIT	171	11,203
Bekaert SA	326	16,235
Biocartis NV, 144A*	200	3,182
bpost SA	854	29,048
Celyad SA*	51	2,022
Cie d’Entreprises CFE	73	9,921
Cofinimmo SA REIT	170	21,445
Colruyt SA	427	23,093
D’ieteren SA/NV	228	9,841
Econocom Group SA/NV*	1,162	9,434
Elia System Operator SA/NV	270	17,096
Euronav NV(a)	1,100	8,924
EVS Broadcast Equipment SA	123	4,247
Exmar NV*	312	2,318
Fagron*	382	6,147
Galapagos NV*	370	39,082
Gimv NV	227	14,096
Greenyard NV(a)	141	3,227
Groupe Bruxelles Lambert SA	667	76,524
Intervest Offices & Warehouses NV REIT	79	2,183
Ion Beam Applications	201	5,184
KBC Ancora	264	17,183
KBC Group NV	2,099	197,949
Kinepolis Group NV	140	9,787
Melexis NV	183	20,205
Nyrstar NV*	668	4,784
Ontex Group NV	723	20,975
Orange Belgium SA	66	1,229
Proximus SADP	1,299	41,823
Recticel SA	262	3,180
Sioen Industries NV	67	2,456
Sofina SA	135	23,025
Solvay SA	570	78,650
Telenet Group Holding NV*	419	28,856
Tessenderlo Group SA*	213	9,667
UCB SA	1,086	90,201
Umicore SA	1,699	96,426
Van de Velde NV	56	2,743
Warehouses De Pauw CVA REIT	149	17,778
X-Fab Silicon Foundries SE, 144A*	468	5,059

		1,824,140

Finland - 3.4%
Amer Sports OYJ*	1,008	30,510
Atria OYJ	114	1,844
Cargotec OYJ, Class B	337	19,126
Caverion OYJ*(a)	608	4,788
Citycon OYJ	3,483	8,154
Cramo OYJ	366	8,578
DNA OYJ	542	11,472
Elisa OYJ	1,054	45,456
Ferratum OYJ	78	2,612
Finnair OYJ	463	6,886
Fortum OYJ	3,751	82,601

F-Secure OYJ	792	3,382
Huhtamaki OYJ	781	33,149
Kemira OYJ	779	10,682
Kesko OYJ, Class B	551	32,112
Kone OYJ, Class B(a)	2,702	140,396
Konecranes OYJ	568	25,175
Lehto Group OYJ	187	3,148
Metsa Board OYJ	1,527	13,562
Metso OYJ	931	29,952
Neste OYJ	1,079	79,299
Nokia OYJ	48,257	282,770
Nokian Renkaat OYJ	889	40,965
Oriola OYJ, Class B	1,043	3,296
Orion OYJ, Class B	859	28,086
Outokumpu OYJ	2,673	21,719
Outotec OYJ*	1,193	11,935
Ponsse OYJ	113	3,798
Ramirent OYJ	628	6,018
Sampo OYJ, Class A	3,611	205,469
Sanoma OYJ	640	7,726
Stockmann OYJ Abp, Class B*	295	1,386
Stora Enso OYJ, Class R	4,662	82,898
Technopolis OYJ	1,101	5,312
Tieto OYJ	486	17,290
Tikkurila OYJ	260	5,062
Tokmanni Group Corp.	542	5,158
UPM-Kymmene OYJ	4,306	148,302
Uponor OYJ	482	8,609
Valmet OYJ	1,100	23,606
Wartsila OYJ Abp(a)	1,160	81,997
YIT OYJ	1,064	9,158

		1,593,444

France - 29.2%
AB Science SA*	171	1,710
ABC arbitrage	213	1,858
Accor SA	1,601	92,778
Aeroports de Paris	254	51,440
Air France-KLM*	1,368	16,316
Air Liquide SA	3,531	444,353
Airbus SE	4,766	571,801
Albioma SA	190	4,752
ALD SA, 144A*	826	13,514
Alstom SA	1,294	54,701
Altamir	235	4,295
Alten SA	233	22,513
Altran Technologies SA(a)	1,312	23,898
Amundi SA, 144A	512	41,951
Arkema SA	588	77,081
Assystem	47	1,760
Atos SE	756	100,072
Aubay	55	2,526
AXA SA	15,787	498,068
Axway Software SA	47	1,124
Beneteau SA	263	6,173
BioMerieux	351	27,064
BNP Paribas SA	9,238	736,745
Boiron SA	59	4,931
Bollore SA	7,346	41,638
Bonduelle SCA	109	4,781
Bourbon Corp.(a)	280	2,268
Bouygues SA	1,702	86,505
Bureau Veritas SA	1,994	52,327
Capgemini SE	1,349	169,433
Carrefour SA	4,669	107,943
Casino Guichard Perrachon SA	478	26,021
Cellectis SA*	226	7,257
Chargeurs SA	158	4,865
Cie de Saint-Gobain	4,049	230,911
Cie des Alpes	40	1,545
Cie Generale des Etablissements Michelin	1,384	213,931
Cie Plastic Omnium SA	497	23,417
CNP Assurances	1,441	35,160
Coface SA	852	9,947
Credit Agricole SA	9,189	158,462
Danone SA	4,984	399,793
Dassault Aviation SA	19	33,078
Dassault Systemes SE	1,024	132,736
DBV Technologies SA*	144	6,079
Derichebourg SA	666	6,005
Devoteam SA	43	4,118
Direct Energie	77	3,474
Edenred	1,862	65,719
Eiffage SA	639	69,461
Electricite de France SA	4,897	63,955
Elior Group SA, 144A	960	21,105
Elis SA	1,372	35,285
Engie SA	14,844	233,163
Eramet*	78	12,314
Essilor International SA	1,672	219,997
Esso SA Francaise*	36	2,040
Etablissements Maurel et Prom*	444	1,904
Eurazeo SA	357	34,168
Europcar Groupe SA, 144A	784	10,933
Eutelsat Communications SA	1,485	34,785
Faurecia SA	633	53,502
FFP	47	5,734

FIGEAC-AERO*	77	1,597
Fnac Darty SA*	148	16,648
Fonciere Des Regions REIT	228	23,908
Gaztransport Et Technigaz SA	197	12,630
Gecina SA REIT	413	72,606
Genfit*	261	7,343
Getlink SE	3,904	50,320
GL Events	104	3,204
Groupe Crit	19	1,743
Groupe Guillin	55	2,493
Guerbet	55	4,328
Haulotte Group SA	149	3,414
Hermes International	253	136,459
ICADE REIT	264	25,622
ID Logistics Group*	16	2,694
Iliad SA	223	52,480
Imerys SA	295	30,160
Ingenico Group SA	505	44,064
Innate Pharma SA*	356	2,415
Interparfums SA	78	3,345
Ipsen SA	315	46,443
IPSOS	292	11,229
Jacquet Metal Service	129	4,690
JCDecaux SA	639	24,915
Kaufman & Broad SA	123	6,357
Kering	626	296,324
Klepierre SA REIT	1,847	76,456
Korian SA	389	12,757
Lagardere SCA	949	28,018
Legrand SA	2,205	173,619
LISI	140	6,234
LNA Sante SA	46	3,232
L’Oreal SA	2,045	441,723
LVMH Moet Hennessy Louis Vuitton SE	2,285	687,170
Maisons du Monde SA, 144A	364	15,463
Manitou BF SA	76	3,394
Marie Brizard Wine & Spirits SA*	170	1,825
Mercialys SA REIT	450	8,811
Mersen SA	90	4,408
Metropole Television SA	232	6,617
MGI Coutier	72	2,767
Natixis SA	7,934	68,724
Naturex*	61	7,249
Neopost SA	323	9,442
Nexans SA	247	13,102
Nexity SA*	380	23,806
Oeneo SA	302	3,942
Orange SA	16,181	275,188
Orpea	353	42,498
Parrot SA*	145	1,360
Pernod Ricard SA	1,711	281,802
Peugeot SA	4,733	107,488
Pierre & Vacances SA*	56	2,781
Plastivaloire	78	1,808
Publicis Groupe SA	1,653	125,114
Rallye SA	17	312
Remy Cointreau SA	185	25,256
Renault SA	1,543	168,443
Rexel SA	2,520	44,502
Rubis SCA	653	46,884
Safran SA	2,758	305,857
Sanofi	9,287	736,801
Sartorius Stedim Biotech	238	21,138
Schneider Electric SE*	4,654	406,424
SCOR SE	1,370	58,482
SEB SA	191	39,124
Societe BIC SA	242	25,435
Societe Generale SA	6,356	365,384
Sodexo SA(a)	765	94,357
SOITEC*	148	11,637
Solocal Group*	4,993	7,176
Sopra Steria Group	116	22,601
SPIE SA	848	21,002
SRP Groupe SA, 144A*	140	1,636
Ste Industrielle d’Aviation Latecoere SA*	713	4,258
Suez	3,002	41,477
Synergie SA	57	3,547
Tarkett SA	271	9,905
Technicolor SA	3,155	7,167
Teleperformance	502	71,717
Television Francaise 1	386	5,477
Thales SA	848	94,704
TOTAL SA	19,689	1,128,250
Trigano SA	66	11,828
Ubisoft Entertainment SA*	533	44,218
Unibail-Rodamco SE REIT	802	187,616
Valeo SA	1,919	125,160
Vallourec SA*	2,727	14,881
Veolia Environnement SA	4,059	98,891
Vicat SA	165	13,195
Vinci SA	4,161	412,816
Virbac SA*	39	5,833
Vivendi SA	8,285	214,789
Wendel SA	206	35,838
Worldline SA, 144A*	338	17,270
Zodiac Aerospace*	1,759	53,585

		13,756,285

Germany - 26.2%
1&1 Drillisch AG	433	33,518
Aareal Bank AG	497	24,266
adidas AG	1,559	347,302
ADLER Real Estate AG*	234	3,734
ADO Properties SA, 144A	269	14,040
ADVA Optical Networking SE*	419	3,205
AIXTRON SE*	854	17,103
Allianz SE	3,662	857,878
alstria office REIT-AG REIT	1,194	17,742
Amadeus Fire AG	49	5,207
Aumann AG, 144A*	47	3,521
AURELIUS Equity Opportunities SE & Co KGaA	201	14,775
Aurubis AG	282	23,801
Axel Springer SE	344	31,056
BASF SE	7,525	793,289
Basler AG	15	3,660
Bauer AG	71	1,884
Bayer AG	6,747	792,104
Bayerische Motoren Werke AG	2,754	291,706
BayWa AG	124	4,485
Bechtle AG	234	20,026
Beiersdorf AG	861	94,664
Bertrandt AG	47	5,516
bet-at-home.com AG	19	2,327
Bilfinger SE	240	10,939
Borussia Dortmund GmbH & Co. KGaA	621	4,538
Brenntag AG	1,213	76,183
CANCOM SE	123	11,975
Carl Zeiss Meditec AG	326	20,204
CECONOMY AG	1,439	18,881
CENTROTEC Sustainable AG	93	1,627
Cewe Stiftung & Co. KGaA	49	5,022
comdirect bank AG	206	2,930
Commerzbank AG*	8,502	132,125
CompuGroup Medical SE	190	10,839
Continental AG	890	245,066
Covestro AG, 144A	1,296	147,582
CTS Eventim AG & Co. KGaA	417	20,360
Daimler AG	7,935	682,201
Deutsche Bank AG(b)	17,197	276,941
Deutsche Beteiligungs AG	116	6,241
Deutsche Boerse AG	1,555	207,638
Deutsche EuroShop AG	399	14,477
Deutsche Lufthansa AG	1,999	67,359
Deutsche Pfandbriefbank AG, 144A	934	16,329
Deutsche Post AG	7,871	361,444
Deutsche Telekom AG	27,078	438,047
Deutsche Wohnen SE	2,782	115,228
Deutz AG	1,131	10,611
DIC Asset AG	422	5,591
Diebold Nixdorf AG*	73	6,056
DMG Mori AG	188	10,528
Draegerwerk AG & Co. KGaA	27	2,121
Duerr AG	213	26,233
E.ON SE	17,776	181,301
Elmos Semiconductor AG	91	3,014
ElringKlinger AG	268	5,568
Encavis AG	759	6,510
Evonik Industries AG	1,362	50,564
Evotec AG*	1,068	18,782
Fraport AG Frankfurt Airport Services Worldwide	353	36,236
Freenet AG	947	32,881
Fresenius Medical Care AG & Co. KGaA	1,795	190,741
Fresenius SE & Co. KGaA	3,350	274,238
GEA Group AG	1,542	73,275
Gerresheimer AG	267	20,554
Gerry Weber International AG	243	2,419
GFT Technologies SE	152	2,537
Grammer AG	83	5,210
GRENKE AG	234	25,593
H&R GmbH & Co. KGaA*	132	2,190
Hamborner REIT AG REIT	729	8,191
Hamburger Hafen und Logistik AG	227	5,589
Hannover Rueck SE	507	69,215
Hapag-Lloyd AG, 144A*	380	15,456
HeidelbergCement AG	1,187	119,819
Heidelberger Druckmaschinen AG*	2,402	9,008
Henkel AG & Co. KGaA	866	104,437
HOCHTIEF AG	158	26,697
Hornbach Baumarkt AG	74	2,754
HUGO BOSS AG	531	47,524
Hypoport AG*	29	4,684
Indus Holding AG	134	10,021
Infineon Technologies AG	9,306	254,315
Innogy SE, 144A	1,162	46,513
Isra Vision AG	27	6,581
Jenoptik AG	418	14,452
JOST Werke AG, 144A*	66	3,406

K+S AG	1,627	45,555
KION Group AG	605	52,021
Kloeckner & Co. SE	667	8,626
Koenig & Bauer AG	117	10,313
KPS AG	150	1,830
Krones AG	136	18,450
KWS Saat SE	17	6,979
LANXESS AG	759	63,522
LEG Immobilien AG	528	55,063
Leoni AG	259	17,758
Linde AG*	1,536	345,458
MAN SE	281	32,088
Manz AG*	45	1,902
MBB SE	20	2,367
Merck KGaA	1,099	110,239
METRO AG	1,534	30,028
MLP SE	567	3,763
MorphoSys AG*	238	23,853
MTU Aero Engines AG	407	68,324
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,262	283,448
Nemetschek SE	171	17,608
Nordex SE*	597	6,902
Norma Group SE	279	20,610
OHB SE	56	2,767
OSRAM Licht AG	785	62,519
PATRIZIA Immobilien AG*	417	9,402
Pfeiffer Vacuum Technology AG	51	9,109
ProSiebenSat.1 Media SE	1,936	76,857
Rational AG	27	17,574
Rheinmetall AG	388	51,596
RHOEN-KLINIKUM AG	238	8,316
RIB Software SE	309	11,521
Rocket Internet SE, 144A*	498	15,007
RWE AG*	4,383	87,749
SAF-Holland SA	427	9,393
Salzgitter AG	312	17,970
SAP SE	8,040	845,521
Scout24 AG, 144A	756	33,443
Senvion SA*	198	2,401
SGL Carbon SE*	454	6,447
Siemens AG	6,263	828,577
Siltronic AG*	178	26,320
Sixt Leasing SE	118	2,577
Sixt SE	89	9,381
SLM Solutions Group AG*	111	4,821
SMA Solar Technology AG	109	6,575
Software AG	414	21,860
STADA Arzneimittel AG	215	22,427
STRATEC Biomedical AG	45	4,052
Stroeer SE & Co. KGaA	221	15,773
Suedzucker AG	606	10,912
Surteco SE	70	2,263
Symrise AG	973	79,391
TAG Immobilien AG	986	18,718
Takkt AG	293	7,721
Telefonica Deutschland Holding AG	6,244	28,871
thyssenkrupp AG	3,482	94,817
TLG Immobilien AG	929	24,912
Uniper SE	1,708	51,948
United Internet AG	962	65,677
Vapiano SE, 144A*	86	2,586
VERBIO Vereinigte BioEnergie AG	233	1,367
Volkswagen AG	276	55,391
Vonovia SE	4,033	184,756
Vossloh AG*	95	4,346
VTG AG	98	4,854
Wacker Chemie AG	131	22,383
Wacker Neuson SE	264	9,450
Washtec AG	84	7,010
Wirecard AG	932	112,249
Wuestenrot & Wuerttembergische AG	176	4,939
XING AG	25	7,839
Zalando SE, 144A*	856	48,979
zooplus AG*	50	10,907

		12,341,348

Ireland - 1.8%
AerCap Holdings NV*	1,047	51,942
AIB Group PLC	6,895	45,424
Bank of Ireland Group PLC*	7,657	71,930
C&C Group PLC	2,733	9,636
Cairn Homes PLC*	5,525	11,877
CRH PLC	6,920	230,225
Dalata Hotel Group PLC*	1,520	11,126
Glanbia PLC	1,638	29,136
Green REIT PLC REIT	5,715	10,709
Hibernia REIT PLC REIT	6,134	10,627
Irish Continental Group PLC	1,529	10,465
Irish Residential Properties REIT PLC REIT	3,430	5,976
Kerry Group PLC, Class A	1,251	125,074
Kingspan Group PLC	1,268	53,834
Origin Enterprises PLC	1,152	8,011
Paddy Power Betfair PLC	628	73,245

Permanent TSB Group Holdings PLC*(a)	1,262	3,052
Ryanair Holdings PLC*	1,350	26,681
Smurfit Kappa Group PLC	1,996	69,888

		858,858

Italy - 7.4%
A2A SpA	13,014	23,117
ACEA SpA	393	6,866
Aeroporto Guglielmo Marconi Di Bologna SpA	116	2,182
Amplifon SpA	825	13,135
Anima Holding SpA, 144A	2,065	15,758
Arnoldo Mondadori Editore SpA*	868	2,029
Ascopiave SpA	462	1,759
Assicurazioni Generali SpA	10,039	189,103
Astaldi SpA(a)	449	1,299
ASTM SpA	351	8,522
Atlantia SpA	3,562	110,293
Autogrill SpA	1,143	14,349
Azimut Holding SpA	1,006	22,006
Banca Carige SpA*	5,554	58
Banca Farmafactoring SpA, 144A*	473	3,376
Banca Generali SpA	525	17,473
Banca IFIS SpA	159	6,840
Banca Mediolanum SpA	2,269	20,540
Banca Monte dei Paschi di Siena SpA*	2,742	10,755
Banca Popolare di Sondrio SCPA	4,076	16,559
Banco BPM SpA*	12,523	47,469
Beni Stabili SpA SIIQ REIT	8,486	6,812
Biesse SpA	97	5,380
Bio On SpA*	85	2,883
BPER Banca	4,148	24,635
Brembo SpA	1,223	17,159
Brunello Cucinelli SpA	294	9,254
Buzzi Unicem SpA	605	14,983
Buzzi Unicem SpA-RSP	384	5,509
Cairo Communication SpA	725	3,153
Cementir Holding SpA	233	2,101
Cerved Information Solutions SpA	1,595	20,627
CIR-Compagnie Industriali Riunite SpA	3,486	4,670
Credito Emiliano SpA	834	7,458
Credito Valtellinese SpA*	104	14
Danieli & C Officine Meccaniche SpA	109	3,098
Danieli & C Officine Meccaniche SpA-RSP	288	5,671
Datalogic SpA	172	6,442
Davide Campari-Milano SpA	4,882	35,141
De’ Longhi SpA	542	15,328
DeA Capital SpA*	828	1,434
DiaSorin SpA	201	16,540
doBank SpA, 144A*	312	4,358
Ei Towers SpA	152	8,632
El.En. SpA	78	2,451
Enav SpA, 144A	2,162	11,031
Enel SpA	67,208	391,849
Eni SpA	20,860	349,011
ERG SpA	511	10,592
Falck Renewables SpA	1,193	3,035
Ferrari NV	1,037	129,677
Fila SpA	171	4,076
Fincantieri SpA*	4,528	7,248
FinecoBank Banca Fineco SpA	3,299	40,731
GEDI Gruppo Editoriale SpA*	2,852	2,060
Geox SpA	733	2,531
Hera SpA	6,200	21,194
Immobiliare Grande Distribuzione SIIQ SpA REIT	421	4,067
Industria Macchine Automatiche SpA	140	12,170
Infrastrutture Wireless Italiane SpA, 144A	2,139	14,927
Interpump Group SpA	576	19,198
Intesa Sanpaolo SpA	111,044	419,428
Intesa Sanpaolo SpA-RSP	8,087	32,322
Iren SpA	4,717	14,019
Italgas SpA	4,074	21,954
Italmobiliare SpA	139	3,960
Juventus Football Club SpA*	3,128	2,755
La Doria SpA	42	686
Leonardo SpA	3,361	36,289
Luxottica Group SpA	1,351	81,356
Maire Tecnimont SpA	1,091	5,324
MARR SpA	326	8,694
Mediaset SpA*(a)	4,060	15,930
Mediobanca SpA	5,024	60,398
Moncler SpA	1,362	47,689
OVS SpA, 144A	1,654	10,846
Piaggio & C SpA	1,568	4,515
Poste Italiane SpA, 144A	3,649	31,439
Prima Industrie SpA	57	2,423
Prysmian SpA	1,726	54,580
RAI Way SpA, 144A	959	5,417
Recordati SpA	853	30,647
Reply SpA	171	10,264

Safilo Group SpA*	305	1,667
Saipem SpA*	4,513	18,555
Salini Impregilo SpA	1,671	5,088
Salvatore Ferragamo SpA(a)	396	11,179
Saras SpA	4,210	8,870
Snam SpA	17,813	79,995
Societa Cattolica di Assicurazioni SC	1,291	15,419
Societa Iniziative Autostradali e Servizi SpA	666	11,481
Sogefi SpA*	436	1,761
Tamburi Investment Partners SpA	767	5,474
Technogym SpA, 144A	822	8,253
Telecom Italia SpA*	89,564	80,859
Telecom Italia SpA-RSP	49,665	37,991
Terna Rete Elettrica Nazionale SpA	11,414	63,499
Tod’s SpA	89	6,547
UniCredit SpA*	16,538	351,998
Unione di Banche Italiane SpA	8,522	41,265
Unipol Gruppo SpA	3,093	15,516
UnipolSai Assicurazioni SpA	7,744	18,692
Vittoria Assicurazioni SpA	164	2,613
Yoox Net-A-Porter Group SpA*	455	20,972
Zignago Vetro SpA	127	1,270

		3,490,517

Luxembourg - 0.9%
APERAM SA	420	21,941
ArcelorMittal*	5,335	183,871
Eurofins Scientific SE	92	52,035
Grand City Properties SA	914	20,484
RTL Group SA	321	28,236
SES SA	3,082	49,369
Solutions 30 SE*	158	5,870
Tenaris SA	3,904	67,633

		429,439

Netherlands - 8.8%
Aalberts Industries NV	833	41,941
ABN AMRO Group NV, 144A	3,419	106,782
Accell Group	214	5,496
Aegon NV	14,171	99,099
Akzo Nobel NV	2,032	197,729
Altice NV, Class A*	4,476	43,063
AMG Advanced Metallurgical Group NV	212	10,630
Arcadis NV	559	13,449
ASM International NV	393	28,250
ASML Holding NV	3,177	625,191
ASR Nederland NV	1,159	52,233
Basic-Fit NV, 144A*	258	6,799
BE Semiconductor Industries NV	295	29,260
BinckBank NV	641	3,793
Boskalis Westminster	745	28,176
Brunel International NV	221	4,384
Corbion NV	517	16,096
Eurocommercial Properties NV	387	15,807
Euronext NV, 144A	467	32,646
EXOR NV	848	61,970
Flow Traders, 144A	244	10,026
ForFarmers NV	197	2,168
Fugro NV *	716	10,425
Gemalto NV	692	41,672
Heineken Holding NV	965	96,244
Heineken NV	2,100	219,154
IMCD Group NV	432	27,775
ING Groep NV	32,000	565,223
Intertrust NV, 144A	531	11,272
InterXion Holding NV*	590	33,217
Kendrion NV	111	4,970
Koninklijke Ahold Delhaize NV	10,340	233,400
Koninklijke BAM Groep NV	1,960	8,680
Koninklijke DSM NV	1,454	151,029
Koninklijke KPN NV	27,430	86,004
Koninklijke Philips NV	7,805	300,233
Koninklijke Volkerwessels NV	248	6,717
Koninklijke Vopak NV	501	23,746
NN Group NV	2,441	109,472
NSI NV REIT	171	7,124
NXP Semiconductors NV*	2,788	347,552
OCI NV*	636	15,072
Philips Lighting NV, 144A	728	28,919
PostNL NV	3,419	13,702
QIAGEN NV*	1,914	64,682
Randstad Holding NV	1,001	71,881
Refresco Group NV, 144A	512	12,462
SBM Offshore NV	1,310	22,343
SIF Holding NV	86	1,706
Takeaway.com NV, 144A*	159	9,893
TKH Group NV	311	19,635
TomTom NV*	1,183	11,382
Vastned Retail NV REIT	151	7,120
Wereldhave NV REIT	349	12,918
Wessanen	643	12,614
Wolters Kluwer NV	2,396	121,836

		4,145,062

Portugal - 0.6%
Altri SGPS SA	601	3,428
Banco Comercial Portugues SA, Class R*	84,179	30,296
Corticeira Amorim SGPS SA	111	1,381
CTT-Correios de Portugal SA	1,190	4,951
EDP - Energias de Portugal SA	19,980	67,106
Galp Energia SGPS SA	4,140	75,106
Jeronimo Martins SGPS SA	2,084	43,375
Mota-Engil SGPS SA	960	4,685
Navigator Co. SA	1,472	7,999
NOS SGPS SA	2,160	13,255
REN - Redes Energeticas Nacionais SGPS SA	3,690	11,137
Semapa-Sociedade de Investimento e Gestao	219	5,140
Sonae SGPS SA	3,690	5,420

		273,279

Spain - 9.5%
Abertis Infraestructuras SA	5,521	132,018
Acciona SA	233	19,824
Acerinox SA	1,337	19,859
ACS Actividades de Construccion y Servicios SA	1,916	66,222
Aena SME SA, 144A	539	110,244
Almirall SA	512	5,494
Amadeus IT Group SA	3,650	269,674
Applus Services SA	1,180	16,469
Atresmedia Corp. de Medios de Comunicacion SA	787	8,209
Banco Bilbao Vizcaya Argentaria SA	54,937	461,791
Banco de Sabadell SA	42,167	88,766
Banco Santander SA	132,352	915,050
Bankia SA	10,077	48,291
Bankinter SA	5,589	61,831
Bolsas y Mercados Espanoles SHMSF SA	666	22,539
CaixaBank SA	28,816	141,044
Cellnex Telecom SA, 144A	1,084	27,984
Cia de Distribucion Integral Logista Holdings SA	219	5,023
CIE Automotive SA	426	14,396
Codere SA*	421	5,619
Construcciones y Auxiliar de Ferrocarriles SA	182	8,793
Corp. Financiera Alba SA	106	6,466
Distribuidora Internacional de Alimentacion SA	5,345	25,588
Ebro Foods SA	579	14,580
Enagas SA	1,748	45,680
Ence Energia y Celulosa SA	999	6,563
Endesa SA	2,663	56,205
Euskaltel SA, 144A	753	6,155
Faes Farma SA	2,363	7,841
Ferrovial SA	3,890	84,309
Fomento de Construcciones y Contratas SA*	362	4,443
Gas Natural SDG SA	2,955	67,830
Gestamp Automocion SA, 144A*(a)	1,425	11,735
Global Dominion Access SA, 144A*	549	3,125
Grifols SA	2,315	63,773
Grupo Catalana Occidente SA	323	13,556
Hispania Activos Inmobiliarios SOCIMI SA REIT	857	17,095
Iberdrola SA	46,526	344,885
Indra Sistemas SA*	1,012	14,038
Industria de Diseno Textil SA	9,057	275,797
Inmobiliaria Colonial Socimi SA REIT	2,287	24,260
Lar Espana Real Estate Socimi SA REIT	839	9,673
Liberbank SA*	11,683	6,614
Mapfre SA	8,996	30,401
Mediaset Espana Comunicacion SA	1,454	16,891
Melia Hotels International SA	1,007	14,915
Merlin Properties Socimi SA REIT	2,512	36,056
Miquel y Costas & Miquel SA	140	5,722
Neinor Homes SA, 144A*	554	10,476
NH Hotel Group SA	1,802	13,707
Obrascon Huarte Lain SA*	929	5,260
Papeles y Cartones de Europa SA	401	6,125
Pharma Mar SA*	1,735	3,622
Prosegur Cia de Seguridad SA	2,432	19,508
Realia Business SA*	2,359	3,137
Red Electrica Corp. SA	3,643	71,112
Repsol SA	10,516	188,659
Sacyr SA*(c)	66	201
Sacyr SA	3,112	9,454
Saeta Yield SA	440	6,538
Siemens Gamesa Renewable Energy SA(a)	2,036	32,502
Talgo SA, 144A	940	5,745
Tecnicas Reunidas SA	295	9,631
Telefonica SA	38,560	376,017
Telepizza Group SA, 144A*	837	5,392

Tubacex SA*(a)	998	4,115
Unicaja Banco SA, 144A*	6,297	10,993
Viscofan SA	351	22,396
Zardoya Otis SA	1,670	17,634

		4,485,560

Switzerland(d) - 0.3%
EDAG Engineering Group AG*	108	2,187
STMicroelectronics NV	5,097	117,030

		119,217

United Kingdom(d) - 2.7%
CNH Industrial NV	8,672	117,913
Coca-Cola European Partners PLC	1,692	64,330
Dialog Semiconductor PLC*	636	20,640
Fiat Chrysler Automobiles NV*	8,660	185,652
International Consolidated Airlines Group SA	5,273	44,723
RELX NV	7,759	159,502
Stallergenes Greer PLC*	37	1,442
Unilever NV	13,370	700,984

		1,295,186

TOTAL COMMON STOCKS (Cost $37,942,235)		45,154,510

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	472	43,015
Biotest AG	193	6,405
Draegerwerk AG & Co. KGaA	72	7,396
FUCHS PETROLUB SE	571	32,505
Henkel AG & Co. KGaA	1,449	193,219
Jungheinrich AG	420	20,547
Porsche Automobil Holding SE	1,215	102,457
Sartorius AG	292	39,543
Schaeffler AG	1,426	23,234
Sixt SE	156	11,077
STO SE & Co. KGaA	25	3,617
Volkswagen AG	1,498	294,457

		777,472

TOTAL PREFERRED STOCKS (Cost $617,387)		777,472

RIGHTS - 0.0%
Italy - 0.0%
Credito Valtellinese SpA, expires 03/13/18* (Cost $4,326)	104	596

WARRANT - 0.0%
Spain - 0.0%
Abengoa SA *, expires 3/31/25 (Cost $43)	7,125	87

SECURITIES LENDING COLLATERAL - 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(e)(f) (Cost $407,574)	407,574	407,574

TOTAL INVESTMENTS - 98.5% (Cost $38,971,565)		$46,340,239
Other assets and liabilities, net - 1.5%		734,561

NET ASSETS - 100.0%		$47,074,800

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 0.6%
Germany - 0.6%
Deutsche Bank AG(b)
457,212	20,389	(187,361)	1,878	(15,177)	—	—	17,197	276,941
SECURITIES LENDING COLLATERAL - 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(e)(f)
6,209,941	—	(5,802,367)	—	—	20,337	—	407,574	407,574

6,667,153	20,389	(5,989,728)	1,878	(15,177)	20,337	—	424,771	684,515

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $358,017, which is 0.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$9,263,652	20.2%
Industrials	7,303,458	15.9
Consumer Discretionary	6,393,048	13.9
Consumer Staples	4,156,923	9.0
Information Technology	4,048,201	8.8
Materials	4,034,325	8.8
Health Care	3,478,171	7.6
Energy	2,229,026	4.9
Utilities	2,175,804	4.7
Telecommunication Services	1,613,111	3.5
Real Estate	1,236,946	2.7

Total	$45,932,665	100.0%

At February 28, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
EURO STOXX Futures	EUR	29	$1,221,004	$1,216,368	3/16/2018	$(957)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/5/2018	EUR	17,657,400	USD	22,034,316	$483,274	$—
JP Morgan & Chase Co.	3/5/2018	EUR	22,801,000	USD	28,458,858	629,999	—
Goldman Sachs & Co.	3/5/2018	USD	21,531,849	EUR	17,657,400	19,193	—
JP Morgan & Chase Co.	3/5/2018	USD	1,545,910	EUR	1,245,000	—	(26,375)
JP Morgan & Chase Co.	3/5/2018	USD	25,540,332	EUR	20,937,000	13,496	—
JP Morgan & Chase Co.	3/5/2018	USD	772,630	EUR	619,000	—	(17,134)
Goldman Sachs & Co.	4/5/2018	EUR	17,657,400	USD	21,584,406	—	(20,531)
JP Morgan & Chase Co.	4/5/2018	EUR	20,937,000	USD	25,602,716	—	(15,017)
JP Morgan & Chase Co.	4/5/2018	USD	1,270,611	EUR	1,039,000	671	—

Total unrealized appreciation (depreciation)						$1,146,633	$(79,057)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$45,154,309	$—	$201	$45,154,510
Preferred Stocks	777,472	—	—	777,472
Rights	596	—	—	596
Warrant	87	—	—	87
Short-Term Investments	407,574	—	—	407,574
Derivatives(j)
Forward Foreign Currency Contracts	—	1,146,633	—	1,146,633

TOTAL	$46,340,038	$1,146,633	$201	$47,486,872

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(79,057)	$—	$(79,057)
Futures Contracts	(957)	—	—	(957)

TOTAL	$(957)	$(79,057)	$—	$(80,014)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 90.7%
Consumer Discretionary - 15.0%
adidas AG	4,464	$994,457
Axel Springer SE	1,162	104,906
Bayerische Motoren Werke AG	7,852	831,689
Continental AG	2,608	718,125
Daimler AG	22,826	1,962,434
HUGO BOSS AG	1,504	134,607
ProSiebenSat.1 Media SE	5,520	219,138
RTL Group SA	932	81,981
Volkswagen AG	769	154,331
Zalando SE, 144A*	2,637	150,884

		5,352,552

Consumer Staples - 1.8%
Beiersdorf AG	2,384	262,113
Henkel AG & Co. KGaA	2,459	296,549
METRO AG	4,346	85,072

		643,734

Financials - 14.8%
Allianz SE	10,576	2,477,587
Commerzbank AG*	25,235	392,162
Deutsche Bank AG(a)	48,999	789,082
Deutsche Boerse AG	4,575	610,897
Hannover Rueck SE	1,428	194,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,675	825,414

		5,290,090

Health Care - 11.5%
Bayer AG	19,604	2,301,527
Fresenius Medical Care AG & Co. KGaA	5,108	542,788
Fresenius SE & Co. KGaA	9,860	807,162
Merck KGaA	3,062	307,145
QIAGEN NV*	5,196	175,594

		4,134,216

Industrials - 13.7%
Brenntag AG	3,662	229,995
Deutsche Lufthansa AG	5,585	188,195
Deutsche Post AG	23,014	1,056,824
Fraport AG Frankfurt Airport Services Worldwide	995	102,138
GEA Group AG	4,336	206,043
HOCHTIEF AG	447	75,530
KION Group AG	1,680	144,456
MAN SE	835	95,350
MTU Aero Engines AG	1,232	206,819
OSRAM Licht AG	2,358	187,795
Siemens AG	18,136	2,399,341

		4,892,486

Information Technology - 10.4%
Infineon Technologies AG	26,935	736,082
SAP SE	23,299	2,450,222
United Internet AG	2,914	198,943
Wirecard AG	2,782	335,060

		3,720,307

Materials - 14.1%
BASF SE	21,775	2,295,531
Covestro AG, 144A	3,840	437,280
Evonik Industries AG	3,864	143,450
HeidelbergCement AG	3,528	356,127
K+S AG	4,542	127,172
LANXESS AG	2,169	181,529
Linde AG*	2,500	562,269
Linde AG	2,000	423,585
Symrise AG	2,922	238,417
thyssenkrupp AG	10,332	281,345

		5,046,705

Real Estate - 2.4%
Deutsche Wohnen SE	8,402	348,003
Vonovia SE	11,495	526,599

		874,602

Telecommunication Services - 4.1%
1&1 Drillisch AG	1,269	98,232
Deutsche Telekom AG	78,974	1,277,582
Telefonica Deutschland Holding AG	17,746	82,054

		1,457,868

Utilities - 2.9%
E.ON SE	52,177	532,165
Innogy SE, 144A	3,299	132,053
RWE AG*	12,283	245,909
Uniper SE	4,769	145,048

		1,055,175

TOTAL COMMON STOCKS (Cost $29,998,981)		32,467,735

PREFERRED STOCKS - 5.6%
Consumer Discretionary - 3.8%
Bayerische Motoren Werke AG	1,303	118,748
Porsche Automobil Holding SE	3,630	306,106
Schaeffler AG	3,964	64,586
Volkswagen AG	4,400	864,894

		1,354,334

Consumer Staples - 1.6%
Henkel AG & Co. KGaA	4,225	563,388

Materials - 0.2%
FUCHS PETROLUB SE	1,650	93,927

TOTAL PREFERRED STOCKS (Cost $2,224,588)		2,011,649

EXCHANGE-TRADED FUND - 0.1%
iShares Currency Hedged MSCI Germany ETF (Cost $37,085)	1,350	37,625

TOTAL INVESTMENTS - 96.4% (Cost $32,260,654)		$34,517,009
Other assets and liabilities, net - 3.6%		1,273,483

NET ASSETS - 100.0%		$35,790,492

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 2.2%
Financials - 2.2%
Deutsche Bank AG(b)
1,723,784	199,965	(1,073,640)	(244,916)	183,889	—	—	48,999	789,082
SECURITIES LENDING COLLATERAL - 0.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74%(b)(c)
466,017	—	(466,017)	—	—	1,480	—	—	—

2,189,801	199,965	(1,539,657)	(244,916)	183,889	1,480	—	48,999	789.082

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(b)
DAX Index Futures	EUR	1	$385,865	$379,192	3/16/2018	$(22,061)
DAX MINI Futures	EUR	12	956,763	910,062	3/16/2018	(40,785)

Total unrealized depreciation						$(62,846)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(c)	Unrealized Depreciation(c)
Goldman Sachs & Co.	3/5/2018	EUR	11,288,434	USD	14,086,611	$308,959	$—
RBC Capital Markets	3/5/2018	EUR	15,426,133	USD	19,250,117	422,360	—
The Bank of Nova Scotia	3/5/2018	EUR	10,737,333	USD	13,399,172	294,144	—
Goldman Sachs & Co.	3/5/2018	USD	10,959,610	EUR	8,987,534	9,769	—
Goldman Sachs & Co.	3/5/2018	USD	2,831,405	EUR	2,300,900	—	(23,132)
RBC Capital Markets	3/5/2018	USD	13,201,776	EUR	10,824,233	9,314	—
RBC Capital Markets	3/5/2018	USD	5,702,058	EUR	4,601,900	—	(85,391)
The Bank of Nova Scotia	3/5/2018	USD	701,449	EUR	562,000	—	(15,522)
The Bank of Nova Scotia	3/5/2018	USD	12,318,871	EUR	10,100,333	8,691	—
The Bank of Nova Scotia	3/5/2018	USD	93,630	EUR	75,000	—	(2,092)
Goldman Sachs & Co.	4/5/2018	EUR	8,987,534	USD	10,986,362	—	(10,450)

RBC Capital Markets	4/5/2018	EUR 10,824,233	USD	13,233,880	—	(10,248)
The Bank of Nova Scotia	4/5/2018	EUR 10,100,333	USD	12,348,768	—	(9,623)
The Bank of Nova Scotia	4/5/2018	USD 340,282	EUR	278,000	—	(131)
The Bank of Nova Scotia	4/5/2018	USD 1,222,910	EUR	1,000,000	653	—

Total unrealized appreciation (depreciation)					$1,053,890	$(156,589)

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$32,467,735	$—	$—	$32,467,735
Preferred Stocks(d)	2,011,649	—	—	2,011,649
Exchange-Traded Fund	37,625	—	—	37,625
Derivatives(e)
Forward Foreign Currency Contracts	—	1,053,890	—	1,053,890

TOTAL	$34,517,009	$1,053,890	$—	$35,570,899

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(e)
Forward Foreign Currency Contracts	$—	$(156,589)	$—	$(156,589)
Futures Contracts	(62,846)	—	—	(62,846)

TOTAL	$(62,846)	$(156,589)	$—	$(219,435)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 19.8%
ABC-Mart, Inc.	12,311	$784,618
Aisin Seiki Co. Ltd.	65,423	3,844,624
Asics Corp.(a)	60,215	964,501
Bandai Namco Holdings, Inc.	74,307	2,413,175
Benesse Holdings, Inc.	26,488	957,039
Bridgestone Corp.	241,707	10,833,149
Casio Computer Co. Ltd.	73,492	1,093,133
Denso Corp.	177,610	10,462,335
Dentsu, Inc.	80,336	3,723,338
Don Quijote Holdings Co. Ltd.	44,150	2,486,916
Fast Retailing Co. Ltd.(a)	19,689	7,855,670
Hakuhodo DY Holdings, Inc.	84,480	1,228,858
Hikari Tsushin, Inc.	7,952	1,153,728
Honda Motor Co. Ltd.	639,345	23,279,960
Iida Group Holdings Co. Ltd.	54,766	1,038,396
Isetan Mitsukoshi Holdings Ltd.	120,975	1,430,905
Isuzu Motors Ltd.	204,595	3,234,938
J. Front Retailing Co. Ltd.	91,300	1,669,491
Koito Manufacturing Co. Ltd.	42,072	2,937,686
Marui Group Co. Ltd.	75,902	1,466,179
Mazda Motor Corp.	209,004	2,931,482
McDonald’s Holdings Co. Japan Ltd.	24,819	1,110,743
Mitsubishi Motors Corp.	251,938	2,004,736
NGK Spark Plug Co. Ltd.	59,590	1,525,844
Nikon Corp.	125,759	2,571,874
Nissan Motor Co. Ltd.	861,047	9,078,943
Nitori Holdings Co. Ltd.	29,747	5,022,655
NOK Corp.	35,090	755,769
Oriental Land Co. Ltd.	81,225	7,932,560
Panasonic Corp.	820,344	12,897,765
Rakuten, Inc.	350,338	3,209,010
Rinnai Corp.	11,955	1,076,785
Ryohin Keikaku Co. Ltd.	8,870	3,046,867
Sankyo Co. Ltd.	16,653	599,349
Sega Sammy Holdings, Inc.	67,488	986,117
Sekisui Chemical Co. Ltd.	148,952	2,827,010
Sekisui House Ltd.	215,652	3,797,836
Sharp Corp.*(a)	56,855	1,998,278
Shimamura Co. Ltd.	8,170	975,545
Shimano, Inc.	27,584	4,002,065
Sony Corp.	469,993	23,972,088
Stanley Electric Co. Ltd.	53,046	2,095,589
Start Today Co. Ltd.	68,034	1,775,216
Subaru Corp.	228,417	8,092,378
Sumitomo Electric Industries Ltd.	279,913	4,454,682
Sumitomo Rubber Industries Ltd.	63,030	1,215,762
Suzuki Motor Corp.	127,689	7,355,327
Takashimaya Co. Ltd.	112,524	1,148,495
Toho Co. Ltd.	42,098	1,371,110
Toyoda Gosei Co. Ltd.	23,963	585,740
Toyota Industries Corp.	60,599	3,839,442
Toyota Motor Corp.	969,973	65,773,979
USS Co. Ltd.	81,218	1,683,811
Yamada Denki Co. Ltd.(a)	236,147	1,498,397
Yamaha Corp.	61,607	2,731,160
Yamaha Motor Co. Ltd.	105,024	3,351,673
Yokohama Rubber Co. Ltd.	43,846	1,089,421

		283,244,142

Consumer Staples - 7.3%
Aeon Co. Ltd.(a)	229,702	3,889,186
Ajinomoto Co., Inc.	201,001	3,686,761
Asahi Group Holdings Ltd.	143,697	7,395,288
Calbee, Inc.(a)	29,208	980,033
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,800,497
FamilyMart UNY Holdings Co. Ltd.(a)	30,634	2,322,781
Japan Tobacco, Inc.	408,589	11,672,330
Kao Corp.	183,384	13,495,770
Kikkoman Corp.	55,448	2,213,866
Kirin Holdings Co. Ltd.	322,689	8,403,312
Kose Corp.	11,288	2,130,750
Lawson, Inc.(a)	18,469	1,209,975
Lion Corp.	83,388	1,574,833
MEIJI Holdings Co. Ltd.	45,893	3,367,938
NH Foods Ltd.	67,622	1,524,260
Nisshin Seifun Group, Inc.	73,475	1,461,305
Nissin Foods Holdings Co. Ltd.	21,770	1,493,570
Pola Orbis Holdings, Inc.	33,779	1,429,422
Seven & i Holdings Co. Ltd.(a)	280,002	11,707,099
Shiseido Co. Ltd.	141,207	8,550,901
Sundrug Co. Ltd.	26,857	1,244,743
Suntory Beverage & Food Ltd.	51,936	2,424,118
Toyo Suisan Kaisha Ltd.	32,912	1,292,481
Tsuruha Holdings, Inc.	13,697	1,992,384
Unicharm Corp.	149,874	4,218,301
Yakult Honsha Co. Ltd.	32,538	2,339,064
Yamazaki Baking Co. Ltd.	49,206	965,258

		104,786,226

Energy - 1.0%
Idemitsu Kosan Co. Ltd.	51,312	1,983,804
Inpex Corp.	355,244	4,366,676

JXTG Holdings, Inc.	1,141,037	7,015,514
Showa Shell Sekiyu KK	70,914	925,847

		14,291,841

Financials - 12.0%
Acom Co. Ltd.*(a)	154,874	705,457
AEON Financial Service Co. Ltd.	43,672	1,024,109
Aozora Bank Ltd.	43,892	1,808,007
Bank of Kyoto Ltd.	22,404	1,253,591
Chiba Bank Ltd.	260,560	2,168,586
Concordia Financial Group Ltd.	459,638	2,696,784
Credit Saison Co. Ltd.	59,992	1,039,648
Dai-ichi Life Holdings, Inc.	400,619	8,005,246
Daiwa Securities Group, Inc.	596,944	4,010,398
Fukuoka Financial Group, Inc.	291,742	1,506,630
Hachijuni Bank Ltd.	157,416	957,524
Japan Exchange Group, Inc.	191,332	3,328,293
Japan Post Bank Co. Ltd.	148,225	2,036,626
Japan Post Holdings Co. Ltd.	583,070	7,055,095
Kyushu Financial Group, Inc.	121,238	681,783
Mebuki Financial Group, Inc.	377,162	1,530,635
Mitsubishi UFJ Financial Group, Inc.	4,430,242	31,652,594
Mitsubishi UFJ Lease & Finance Co. Ltd.	166,116	1,063,379
Mizuho Financial Group, Inc.	8,962,272	16,749,398
MS&AD Insurance Group Holdings, Inc.	177,689	5,549,086
Nomura Holdings, Inc.	1,346,077	8,321,593
ORIX Corp.	493,227	8,829,501
Resona Holdings, Inc.	826,276	4,739,500
SBI Holdings, Inc.	74,499	1,730,944
Seven Bank Ltd.	221,304	767,444
Shinsei Bank Ltd.	58,747	933,829
Shizuoka Bank Ltd.	191,982	1,955,897
Sompo Holdings, Inc.	130,875	5,081,917
Sony Financial Holdings, Inc.	64,182	1,203,093
Sumitomo Mitsui Financial Group, Inc.	499,272	21,927,818
Sumitomo Mitsui Trust Holdings, Inc.	123,362	5,007,553
Suruga Bank Ltd.	65,282	1,079,314
T&D Holdings, Inc.	191,949	3,201,399
Tokio Marine Holdings, Inc.	250,171	11,643,931
Yamaguchi Financial Group, Inc.	73,464	893,728

		172,140,330

Health Care - 7.1%
Alfresa Holdings Corp.	67,890	1,532,846
Astellas Pharma, Inc.	768,135	11,378,578
Chugai Pharmaceutical Co. Ltd.	83,045	4,319,788
CYBERDYNE, Inc.*(a)	35,668	535,881
Daiichi Sankyo Co. Ltd.	210,661	7,518,601
Eisai Co. Ltd.	100,012	5,339,222
Hisamitsu Pharmaceutical Co., Inc.	22,906	1,661,675
Hoya Corp.	143,386	7,621,182
Kyowa Hakko Kirin Co. Ltd.	96,160	2,045,861
M3, Inc.	78,242	3,065,294
Medipal Holdings Corp.	62,082	1,274,283
Mitsubishi Tanabe Pharma Corp.	83,061	1,786,635
Olympus Corp.	108,194	4,365,483
Ono Pharmaceutical Co. Ltd.	151,283	4,438,032
Otsuka Holdings Co. Ltd.	144,900	7,311,885
Santen Pharmaceutical Co. Ltd.	137,874	2,222,628
Shionogi & Co. Ltd.	109,808	5,754,126
Sumitomo Dainippon Pharma Co. Ltd.	61,948	953,939
Suzuken Co. Ltd.	26,732	1,097,391
Sysmex Corp.	57,744	4,822,148
Taisho Pharmaceutical Holdings Co. Ltd.	12,246	1,122,507
Takeda Pharmaceutical Co. Ltd.	264,323	15,141,686
Terumo Corp.	119,951	6,486,876

		101,796,547

Industrials - 20.8%
Amada Holdings Co. Ltd.	125,234	1,685,515
ANA Holdings, Inc.	43,518	1,755,077
Asahi Glass Co. Ltd.	74,262	3,100,775
Central Japan Railway Co.	53,626	10,027,074
Dai Nippon Printing Co. Ltd.	96,343	2,032,598
Daifuku Co. Ltd.	36,900	2,441,670
Daikin Industries Ltd.	92,948	11,020,125
East Japan Railway Co.	121,985	11,501,655
FANUC Corp.	72,089	18,452,135
Fuji Electric Co. Ltd.	208,031	1,594,914
Hankyu Hanshin Holdings, Inc.	89,040	3,338,113
Hino Motors Ltd.	95,360	1,264,674
Hitachi Construction Machinery Co. Ltd.	39,220	1,689,075
Hoshizaki Corp.	20,254	1,837,562
IHI Corp.	57,568	1,974,777
ITOCHU Corp.	554,788	10,742,697
Japan Airlines Co. Ltd.	43,654	1,673,004
Japan Airport Terminal Co. Ltd.	17,135	650,422
JGC Corp.	76,583	1,766,444
JTEKT Corp.	81,784	1,275,492
Kajima Corp.	330,153	3,162,438
Kamigumi Co. Ltd.	42,342	932,203
Kawasaki Heavy Industries Ltd.	56,793	2,086,589
Keihan Holdings Co. Ltd.	35,904	1,128,993
Keikyu Corp.	86,981	1,563,612

Keio Corp.	42,236	1,858,550
Keisei Electric Railway Co. Ltd.	51,384	1,685,590
Kintetsu Group Holdings Co. Ltd.	66,110	2,552,821
Komatsu Ltd.	343,137	12,594,072
Kubota Corp.	392,063	7,154,475
Kurita Water Industries Ltd.	36,642	1,131,594
Kyushu Railway Co.	57,900	1,790,806
LIXIL Group Corp.	98,816	2,427,450
Mabuchi Motor Co. Ltd.	17,948	930,245
Makita Corp.	83,444	3,965,144
Marubeni Corp.	616,087	4,733,179
MINEBEA MITSUMI, Inc.	142,824	3,293,004
MISUMI Group, Inc.	105,320	3,060,050
Mitsubishi Corp.	561,591	15,874,769
Mitsubishi Electric Corp.	717,826	12,224,470
Mitsubishi Heavy Industries Ltd.	117,902	4,842,275
Mitsui & Co. Ltd.	634,671	11,608,421
Mitsui OSK Lines Ltd.	42,608	1,345,789
Nabtesco Corp.	41,872	1,822,911
Nagoya Railroad Co. Ltd.	68,101	1,744,412
NGK Insulators Ltd.	97,064	1,823,106
Nidec Corp.	88,645	14,340,060
Nippon Express Co. Ltd.	29,139	1,966,360
Nippon Yusen KK*	61,412	1,342,263
NSK Ltd.	142,298	2,145,906
Obayashi Corp.	242,608	2,760,449
Odakyu Electric Railway Co. Ltd.	111,477	2,279,796
Park24 Co. Ltd.	40,668	981,109
Persol Holdings Co. Ltd.	66,300	1,709,464
Recruit Holdings Co. Ltd.	409,691	9,952,848
Secom Co. Ltd.	77,972	5,612,493
Seibu Holdings, Inc.	81,130	1,388,475
Shimizu Corp.	201,468	1,884,484
SMC Corp.	21,258	8,971,814
Sohgo Security Services Co. Ltd.	26,522	1,257,803
Sumitomo Corp.	439,973	7,789,578
Sumitomo Heavy Industries Ltd.	43,358	1,716,927
Taisei Corp.	75,152	3,838,778
THK Co. Ltd.	44,776	1,964,025
Tobu Railway Co. Ltd.	72,290	2,242,653
Tokyu Corp.	200,122	3,212,981
Toppan Printing Co. Ltd.	194,478	1,675,105
Toshiba Corp.*	2,411,234	7,163,983
TOTO Ltd.	52,638	2,792,362
Toyota Tsusho Corp.	79,031	2,959,172
West Japan Railway Co.	61,179	4,266,676
Yamato Holdings Co. Ltd.	131,017	3,288,472

		296,664,802

Information Technology - 12.6%
Alps Electric Co. Ltd.	73,142	2,025,724
Brother Industries Ltd.	87,422	2,200,811
Canon, Inc.	395,997	15,202,247
DeNA Co. Ltd.	39,216	718,565
Disco Corp.	10,600	2,504,578
FUJIFILM Holdings Corp.	152,657	6,405,599
Fujitsu Ltd.	731,405	4,414,000
Hamamatsu Photonics KK	53,888	2,164,207
Hirose Electric Co. Ltd.	11,778	1,760,711
Hitachi High-Technologies Corp.	25,570	1,258,189
Hitachi Ltd.	1,794,671	13,759,228
Kakaku.com, Inc.	50,936	869,342
Keyence Corp.	36,143	22,110,255
Konami Holdings Corp.	34,864	1,846,212
Konica Minolta, Inc.	181,580	1,686,544
Kyocera Corp.	119,608	7,121,886
LINE Corp.*	16,547	673,853
Mixi, Inc.	15,976	649,102
Murata Manufacturing Co. Ltd.	71,115	9,987,893
NEC Corp.	98,093	2,997,171
Nexon Co. Ltd.*	73,882	2,686,744
Nintendo Co. Ltd.	42,121	19,375,778
Nippon Electric Glass Co. Ltd.	31,768	969,163
Nomura Research Institute Ltd.	49,074	2,216,943
NTT Data Corp.	231,340	2,411,079
Obic Co. Ltd.	23,862	1,999,403
Omron Corp.	71,517	4,263,069
Oracle Corp.	13,972	1,089,527
Otsuka Corp.	19,380	1,810,943
Renesas Electronics Corp.*	247,200	2,865,986
Ricoh Co. Ltd.	265,334	2,874,794
Rohm Co. Ltd.	35,012	3,731,069
Seiko Epson Corp.	104,224	2,006,430
Shimadzu Corp.	95,136	2,456,532
SUMCO Corp.	87,100	2,353,525
TDK Corp.	48,628	4,452,838
Tokyo Electron Ltd.	58,414	11,530,051
Trend Micro, Inc.	44,972	2,562,723
Yahoo Japan Corp.(a)	533,428	2,479,782
Yaskawa Electric Corp.(a)	94,182	4,422,436
Yokogawa Electric Corp.	84,408	1,723,048

		180,637,980

Materials - 6.2%
Air Water, Inc.	56,004	1,121,707
Asahi Kasei Corp.	468,784	6,078,660
Daicel Corp.	107,746	1,243,126
Hitachi Chemical Co. Ltd.	39,994	899,251
Hitachi Metals Ltd.	83,146	1,072,299

JFE Holdings, Inc.	192,119	4,479,085
JSR Corp.	72,651	1,763,589
Kaneka Corp.	104,186	1,065,344
Kansai Paint Co. Ltd.	75,806	1,918,330
Kobe Steel Ltd.*	117,266	1,307,901
Kuraray Co. Ltd.	133,521	2,345,174
Maruichi Steel Tube Ltd.	21,132	667,462
Mitsubishi Chemical Holdings Corp.	531,596	5,450,734
Mitsubishi Gas Chemical Co., Inc.	64,576	1,622,041
Mitsubishi Materials Corp.	41,572	1,313,067
Mitsui Chemicals, Inc.	68,281	2,102,283
Nippon Paint Holdings Co. Ltd.	60,463	2,215,758
Nippon Steel & Sumitomo Metal Corp.	281,737	6,750,650
Nissan Chemical Industries Ltd.	44,802	1,788,805
Nitto Denko Corp.	61,418	5,124,930
Oji Holdings Corp.	317,184	2,086,913
Shin-Etsu Chemical Co. Ltd.	144,531	15,408,783
Sumitomo Chemical Co. Ltd.	579,356	3,632,684
Sumitomo Metal Mining Co. Ltd.	91,405	4,310,886
Taiheiyo Cement Corp.	43,778	1,641,239
Taiyo Nippon Sanso Corp.	49,180	724,137
Teijin Ltd.	70,759	1,403,972
Toray Industries, Inc.	541,442	5,511,093
Tosoh Corp.	107,400	2,264,867
Toyo Seikan Group Holdings Ltd.	62,826	939,196

		88,253,966

Real Estate - 3.8%
Aeon Mall Co. Ltd.	40,022	839,114
Daito Trust Construction Co. Ltd.	25,751	4,283,989
Daiwa House Industry Co. Ltd.	210,517	7,846,910
Daiwa House REIT Investment Corp. REIT	536	1,291,584
Hulic Co. Ltd.	112,110	1,254,598
Japan Prime Realty Investment Corp. REIT	307	1,058,869
Japan Real Estate Investment Corp. REIT	462	2,398,875
Japan Retail Fund Investment Corp. REIT	990	1,904,935
Mitsubishi Estate Co. Ltd.	464,924	8,172,501
Mitsui Fudosan Co. Ltd.	331,482	8,009,378
Nippon Building Fund, Inc. REIT	498	2,707,156
Nippon Prologis REIT, Inc. REIT	687	1,558,217
Nomura Real Estate Holdings, Inc.	46,328	1,123,735
Nomura Real Estate Master Fund, Inc. REIT	1,366	1,874,337
Sumitomo Realty & Development Co. Ltd.	132,750	4,853,627
Tokyo Tatemono Co. Ltd.	79,458	1,238,471
Tokyu Fudosan Holdings Corp.	186,527	1,384,595
United Urban Investment Corp. REIT	1,162	1,838,377

		53,639,268

Telecommunication Services - 4.7%
KDDI Corp.	673,015	16,624,312
Nippon Telegraph & Telephone Corp.	257,176	12,008,537
NTT DOCOMO, Inc.	507,505	13,056,856
SoftBank Group Corp.	306,793	25,576,866

		67,266,571

Utilities - 1.6%
Chubu Electric Power Co., Inc.	236,634	3,239,177
Chugoku Electric Power Co., Inc.(a)	104,468	1,224,888
Electric Power Development Co. Ltd.	54,166	1,381,882
Kansai Electric Power Co., Inc.	265,407	3,246,227
Kyushu Electric Power Co., Inc.	157,390	1,771,642
Osaka Gas Co. Ltd.	138,289	2,745,172
Toho Gas Co. Ltd.	28,528	839,570
Tohoku Electric Power Co., Inc.	165,021	2,171,512
Tokyo Electric Power Co. Holdings, Inc.*	549,484	2,121,818
Tokyo Gas Co. Ltd.	144,765	3,643,039

		22,384,927

TOTAL COMMON STOCKS (Cost $1,195,821,628)		1,385,106,600

SECURITIES LENDING COLLATERAL - 3.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $42,574,803)	42,574,803	42,574,803

TOTAL INVESTMENTS - 99.9% (Cost $1,238,396,431)		$1,427,681,403
Other assets and liabilities, net - 0.1%		1,613,419

NET ASSETS - 100.0%		$1,429,294,822

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 3.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
10,764,128	31,810,675	—	—	—	288,278	—	42,574,803	42,574,803

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $40,797,519, which is 2.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

REIT:	Real Estate Investment Trust

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
Nikkei 225 Futures	JPY	40	$8,062,569	$8,285,299	3/08/2018	$(220,355)
TOPIX Index Futures	JPY	175	28,529,439	28,998,547	3/08/2018	(801,153)

Total unrealized depreciation						$(1,021,508)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	3/5/2018	JPY	12,312,584,300	USD	112,960,525	$—	$(2,483,435)
JP Morgan & Chase Co.	3/5/2018	JPY	58,746,441,200	USD	539,065,544	—	(11,746,669)
RBC Capital Markets	3/5/2018	JPY	61,069,003,900	USD	560,281,511	—	(12,307,271)
The Bank of Nova Scotia	3/5/2018	JPY	60,031,576,700	USD	550,757,808	—	(12,103,958)
The Bank of Nova Scotia	3/5/2018	JPY	365,000,000	USD	3,403,708	$—	$(18,567)
Goldman Sachs & Co.	3/5/2018	USD	30,275,990	JPY	3,230,084,800	9,592	—
Goldman Sachs & Co.	3/5/2018	USD	13,158,945	JPY	1,434,078,900	287,115	—
Goldman Sachs & Co.	3/5/2018	USD	63,601,565	JPY	6,931,381,200	1,387,724	—
Goldman Sachs & Co.	3/5/2018	USD	6,579,472	JPY	717,039,400	143,558	—
JP Morgan & Chase Co.	3/5/2018	USD	20,250,128	JPY	2,146,892,200	—	(120,662)
JP Morgan & Chase Co.	3/5/2018	USD	24,093,232	JPY	2,617,038,200	444,367	—
JP Morgan & Chase Co.	3/5/2018	USD	429,960,936	JPY	45,872,029,200	139,568	—
JP Morgan & Chase Co.	3/5/2018	USD	31,434,997	JPY	3,339,610,100	—	(122,496)
JP Morgan & Chase Co.	3/5/2018	USD	44,907,138	JPY	4,770,871,500	—	(174,994)
RBC Capital Markets	3/5/2018	USD	17,389,553	JPY	1,903,300,500	455,973	—
RBC Capital Markets	3/5/2018	USD	6,552,981	JPY	700,216,300	12,314	—
RBC Capital Markets	3/5/2018	USD	32,764,902	JPY	3,501,081,300	61,569	—
RBC Capital Markets	3/5/2018	USD	17,482,874	JPY	1,905,142,000	379,918	—
RBC Capital Markets	3/5/2018	USD	497,251,898	JPY	53,059,263,800	236,800	—
The Bank of Nova Scotia	3/5/2018	USD	526,981,462	JPY	56,231,556,900	250,957	—
The Bank of Nova Scotia	3/5/2018	USD	7,647,125	JPY	834,244,000	174,826	—
The Bank of Nova Scotia	3/5/2018	USD	30,926,888	JPY	3,330,775,800	302,783	—
Goldman Sachs & Co.	4/5/2018	JPY	3,230,084,800	USD	30,345,961	—	(9,404)
JP Morgan & Chase Co.	4/5/2018	JPY	45,872,029,200	USD	430,951,542	—	(139,981)
RBC Capital Markets	4/5/2018	JPY	53,059,263,800	USD	498,403,263	—	(231,727)
The Bank of Nova Scotia	4/5/2018	JPY	56,231,556,900	USD	528,194,222	—	(253,024)
The Bank of Nova Scotia	4/5/2018	USD	67,371,269	JPY	7,170,789,000	17,648	—

Total unrealized appreciation (depreciation)						$4,304,712	$(39,712,188)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$1,385,106,600	$—	$—	$1,385,106,600
Short-Term Investments	42,574,803	—	—	42,574,803
Derivatives(g)
Forward Foreign Currency Contracts	—	4,304,712	—	4,304,712

TOTAL	$1,427,681,403	$4,304,712	$—	$1,431,986,115

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Forward Foreign Currency Contracts	—	(39,712,188)	—	(39,712,188)
Futures Contracts	$(1,021,508)	$—	$—	$(1,021,508)

TOTAL	$(1,021,508)	$(39,712,188)	$—	$(40,733,696)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Mexico Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 7.5%
Alsea SAB de CV	6,684	$22,785
Consorcio ARA SAB de CV	15,110	5,875
El Puerto de Liverpool SAB de CV, Class C1	2,311	15,778
Grupo Televisa SAB, Series CPO	23,995	82,115
Hoteles City Express SAB de CV*	5,914	8,606
Rassini SAB de CV	1,113	4,590
TV Azteca SAB de CV, Series CPO	25,413	3,707

		143,456

Consumer Staples - 25.8%
Arca Continental SAB de CV	4,986	34,607
Coca-Cola Femsa SAB de CV, Series L	2,890	19,471
Fomento Economico Mexicano SAB de CV	18,505	171,320
Gruma SAB de CV, Class B	2,532	29,308
Grupo Bimbo SAB de CV, Series A	18,737	43,844
Grupo Comercial Chedraui SA de CV	4,697	9,790
Grupo Herdez SAB de CV	3,520	8,625
Grupo Lala SAB de CV	7,874	11,533
Industrias Bachoco SAB de CV, Series B	2,534	12,321
Kimberly-Clark de Mexico SAB de CV, Class A	17,782	32,403
La Comer SAB de CV*	7,670	7,629
Wal-Mart de Mexico SAB de CV	47,629	111,173

		492,024

Financials - 15.9%
Banco del Bajio SA, 144A*	7,986	17,391
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	21,181	29,900
Banregio Grupo Financiero SAB de CV	2,950	18,177
Bolsa Mexicana de Valores SAB de CV	5,554	10,294
Concentradora Hipotecaria SAPI de CV REIT	5,140	4,761
Credito Real SAB de CV, SOFOM, ER	3,694	5,120
Gentera SAB de CV	12,019	9,819
Grupo Financiero Banorte SAB de CV, Class O	23,298	139,857
Grupo Financiero Inbursa SAB de CV, Class O	26,513	42,363
Grupo Financiero Interacciones SA de CV, Class O	1,527	7,124
Qualitas Controladora SAB de CV	3,835	10,087
Unifin Financiera SAB de CV SOFOM ENR	2,501	8,890

		303,783

Health Care - 0.6%
Genomma Lab Internacional SAB de CV, Class B*	10,955	11,850

Industrials - 11.0%
Alfa SAB de CV, Class A	32,456	38,550
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	8,421	7,496
Elementia SAB de CV, 144A*	5,549	6,882
Grupo Aeromexico SAB de CV*	3,782	5,858
Grupo Aeroportuario del Centro Norte SAB de CV	3,290	16,076
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,110	39,707
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,371	42,014
Grupo Carso SAB de CV, Series A1	5,634	19,783
Grupo Rotoplas SAB de CV*	3,070	4,681
Promotora y Operadora de Infraestructura SAB de CV	2,743	27,994

		209,041

Materials - 14.5%
Cemex SAB de CV, Series CPO*	122,776	81,088
Grupo Mexico SAB de CV, Series B	32,258	110,118
Industrias CH SAB de CV, Series B*	2,098	9,164
Industrias Penoles SAB de CV	1,613	35,249
Mexichem SAB de CV	12,385	34,716
Minera Frisco SAB de CV, Class A1*	10,664	6,500

		276,835

Real Estate - 6.1%
Concentradora Fibra Danhos SA de CV REIT	4,073	6,579
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	14,948	8,326
Corp. Inmobiliaria Vesta SAB de CV	7,250	9,961

Fibra Uno Administracion SA de CV REIT	33,565	47,328
Grupo GICSA SA de CV*	9,042	5,219
Macquarie Mexico Real Estate Management SA de CV REIT*	11,033	11,682
PLA Administradora Industrial S de RL de CV REIT*	10,793	16,180
Prologis Property Mexico SA de CV REIT	5,290	9,926

		115,201

Telecommunication Services - 17.1%
America Movil SAB de CV, Series L	333,564	306,833
Axtel SAB de CV, Series CPO*(a)	18,868	4,394
Telesites SAB de CV*	19,735	15,557

		326,784

Utilities - 1.4%
Infraestructura Energetica Nova SAB de CV	5,742	27,201

TOTAL COMMON STOCKS (Cost $2,263,623)		1,906,175

EXCHANGE-TRADED FUND - 0.1%
iShares MSCI Mexico ETF (Cost $2,986)	59	2,945

SECURITIES LENDING COLLATERAL - 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $9,419)	9,419	9,419

TOTAL INVESTMENTS - 100.5% (Cost $2,276,028)		$1,918,539
Other assets and liabilities, net - (0.5%)		(9,685)

NET ASSETS - 100.0%		$1,908,854

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
30,956	—	(21,537)	—	—	244	—	9,419	9,419

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $8,849, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver	Currency To Receive		Unrealized Appreciation(d)	Unrealized Depreciation(d)
RBC Capital Markets	3/5/2018	MXN 13,879,800	USD	743,212	$7,527	$—
RBC Capital Markets	3/5/2018	MXN 124,000	USD	6,669	96	—
The Bank of Nova Scotia	3/5/2018	MXN 24,841,380	USD	1,330,914	14,222	—
RBC Capital Markets	3/5/2018	USD 741,884	MXN	14,003,800	373	—
The Bank of Nova Scotia	3/5/2018	USD 1,242,454	MXN	23,441,380	33	—
The Bank of Nova Scotia	3/5/2018	USD 74,972	MXN	1,400,000	—	(766)
RBC Capital Markets	4/5/2018	MXN 14,003,800	USD	738,108	—	(327)
The Bank of Nova Scotia	4/5/2018	MXN 23,441,380	USD	1,236,066	—	(23)
The Bank of Nova Scotia	4/5/2018	USD 13,025	MXN	246,000	—	(53)
The Bank of Nova Scotia	4/5/2018	USD 60,991	MXN	1,157,000	19	—

Total unrealized appreciation (depreciation)					$22,270	$(1,169)

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$1,906,175	$—	$—	$1,906,175
Exchange-Traded Fund	2,945	—	—	2,945
Short-Term Investments	9,419	—	—	9,419
Derivatives(f)
Forward Foreign Currency Contracts	—	22,270	—	22,270

TOTAL	$1,918,539	$22,270	$—	$1,940,809

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Forward Foreign Currency Contracts	$—	$(1,169)	$—	$(1,169)

TOTAL	$—	$(1,169)	$—	$(1,169)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.3%
Consumer Discretionary - 10.8%
Cheil Worldwide, Inc.	950	$16,317
CJ E&M Corp.	247	19,753
Coway Co. Ltd.	542	43,344
Hankook Tire Co. Ltd.	779	42,442
Hanon Systems	2,163	24,968
Hanssem Co. Ltd.	135	18,637
Hotel Shilla Co. Ltd.	358	27,042
Hyundai Department Store Co. Ltd.	190	16,037
Hyundai Mobis Co. Ltd.	653	137,486
Hyundai Motor Co.	1,457	217,292
Hyundai Wia Corp.	235	12,608
Kangwon Land, Inc.	1,256	33,462
Kia Motors Corp.	2,610	82,790
LG Electronics, Inc.	1,037	95,666
Lotte Shopping Co. Ltd.	131	24,981
Shinsegae Inc.	86	27,240

		840,065

Consumer Staples - 6.2%
Amorepacific Corp.	314	81,624
AMOREPACIFIC Group	301	35,023
BGF retail Co. Ltd.	92	14,783
CJ CheilJedang Corp.	91	28,403
Dongsuh Cos., Inc.	508	13,065
E-MART, Inc.	212	59,514
GS Retail Co. Ltd.	409	13,597
KT&G Corp.	1,137	104,786
LG Household & Health Care Ltd.	92	93,453
Orion Corp.	252	25,132
Ottogi Corp.	18	11,752

		481,132

Energy - 2.6%
GS Holdings Corp.	557	33,999
SK Innovation Co. Ltd.	626	118,795
S-Oil Corp.	468	53,373

		206,167

Financials - 13.8%
BNK Financial Group, Inc.	2,947	30,480
DB Insurance Co. Ltd.	541	34,721
DGB Financial Group, Inc.	2,027	23,211
Hana Financial Group, Inc.	2,840	128,900
Hanwha Life Insurance Co. Ltd.	3,263	20,219
Hyundai Marine & Fire Insurance Co. Ltd.	724	27,612
Industrial Bank of Korea	2,685	42,647
ING Life Insurance Korea Ltd., 144A	402	19,601
KB Financial Group, Inc.	3,746	221,391
Korea Investment Holdings Co. Ltd.	430	31,171
Mirae Asset Daewoo Co. Ltd.	3,972	34,038
NH Investment & Securities Co. Ltd.	1,695	22,383
Samsung Card Co. Ltd.	433	14,515
Samsung Fire & Marine Insurance Co. Ltd.	304	81,130
Samsung Life Insurance Co. Ltd.	691	77,529
Samsung Securities Co. Ltd.	750	27,426
Shinhan Financial Group Co. Ltd.	4,050	177,274
Woori Bank	3,795	58,174

		1,072,422

Health Care - 6.5%
Celltrion Healthcare Co. Ltd.*	368	40,644
Celltrion, Inc.*	768	250,350
Hanmi Pharm. Co. Ltd.	71	30,356
Hanmi Science Co. Ltd.	183	14,195
Medy-Tox, Inc.	48	26,773
Samsung Biologics Co. Ltd., 144A*	165	68,566
SillaJen, Inc.*	547	51,725
Yuhan Corp.	108	20,744

		503,353

Industrials - 9.8%
CJ Corp.	167	25,677
CJ Logistics Corp.*	111	13,582
Daelim Industrial Co. Ltd.	337	23,091
Daewoo Engineering & Construction Co. Ltd.*	2,304	11,106
Doosan Bobcat, Inc.	488	15,322
Doosan Heavy Industries & Construction Co. Ltd.*	850	11,735
GS Engineering & Construction Corp.	670	18,066
Hanwha Corp.	549	22,383
Hanwha Techwin Co. Ltd.*	485	13,055
Hyundai Development Co.-Engineering & Construction	697	24,330
Hyundai Engineering & Construction Co. Ltd.	854	30,362
Hyundai Glovis Co. Ltd.	217	28,555
Hyundai Heavy Industries Co. Ltd.*	383	46,332
Hyundai Robotics Co. Ltd.*	104	42,497
KCC Corp.	70	23,432

KEPCO Plant Service & Engineering Co. Ltd.	354	13,190
Korea Aerospace Industries Ltd.*	744	34,558
Korean Air Lines Co. Ltd.	596	17,970
LG Corp.	942	74,984
Lotte Corp.*	362	20,960
Pan Ocean Co. Ltd.*	2,953	16,171
Posco Daewoo Corp.	594	11,080
S-1 Corp.	218	19,326
Samsung C&T Corp.	741	87,929
Samsung Heavy Industries Co. Ltd.*	2,909	22,968
SK Holdings Co. Ltd.	312	81,969
SK Networks Co. Ltd.	2,205	12,177

		762,807

Information Technology - 34.4%
Kakao Corp.	466	55,082
LG Display Co. Ltd.	2,332	64,281
LG Innotek Co. Ltd.	179	21,819
NAVER Corp.	265	196,505
NCSoft Corp.	176	60,947
Netmarble Games Corp., 144A	190	25,880
Samsung Electro-Mechanics Co. Ltd.	575	49,169
Samsung Electronics Co. Ltd.	765	1,662,245
Samsung SDI Co. Ltd.	539	85,113
Samsung SDS Co. Ltd.	345	75,824
SK Hynix, Inc.	5,441	385,879

		2,682,744

Materials - 8.3%
Hanwha Chemical Corp.	1,164	35,686
Hyosung Corp.	241	27,819
Hyundai Steel Co.	842	41,676
Korea Zinc Co. Ltd.	89	42,080
Kumho Petrochemical Co. Ltd.	233	19,494
LG Chem Ltd.	438	154,912
Lotte Chemical Corp.	154	65,275
OCI Co. Ltd.	190	28,862
POSCO	698	233,010

		648,814

Telecommunication Services - 0.7%
KT Corp.	492	12,676
SK Telecom Co. Ltd.	210	46,542

		59,218

Utilities - 1.2%
Korea Electric Power Corp.	2,534	77,454
Korea Gas Corp.*	378	16,022

		93,476

TOTAL COMMON STOCKS (Cost $4,281,121)		7,350,198

PREFERRED STOCKS - 1.7%
Consumer Discretionary - 0.8%
Hyundai Motor Co.	280	23,219
Hyundai Motor Co.-2nd Preferred	404	36,449

		59,668

Consumer Staples - 0.4%
Amorepacific Corp.	122	17,124
LG Household & Health Care Ltd.	28	15,876

		33,000

Information Technology - 0.2%
Samsung Electronics Co. Ltd.	10	18,423

Materials - 0.3%
LG Chem Ltd.	98	19,412

TOTAL PREFERRED STOCKS (Cost $109,588)		130,503

RIGHTS - 0.0%
Industrials - 0.0%
Hyundai Heavy Industries Co. Ltd.*, expires 3/12/18 (Cost $0)	55	1,270

TOTAL INVESTMENTS - 96.0% (Cost $4,390,709)		$7,481,971
Other assets and liabilities, net - 4.0%		308,824

NET ASSETS - 100.0%		$7,790,795

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(a)
KOSPI 200 Index Futures	KRW	3	$219,438	$216,745	3/08/2018	$(3,775)
KOSPI 200 MINI Futures	KRW	5	72,542	72,248	3/08/2018	(630)

Total unrealized depreciation						$(4,405)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
Goldman Sachs & Co.	3/6/2018	KRW	3,272,215,361	USD	3,055,432	$33,440	$—
Goldman Sachs & Co.	3/6/2018	KRW	421,334,000	USD	394,168	5,053	—
Goldman Sachs & Co.	3/6/2018	KRW	69,381,000	USD	64,663	587	—
RBC Capital Markets	3/6/2018	KRW	4,968,767,500	USD	4,657,637	68,826	—
The Bank of New York Mellon	3/6/2018	KRW	103,179,000	USD	96,610	1,321	—
Goldman Sachs & Co.	3/6/2018	USD	3,478,076	KRW	3,762,930,361	—	(2,893)

RBC Capital Markets	3/6/2018	USD	4,587,543	KRW	4,968,767,500	1,268	—
The Bank of New York Mellon	3/6/2018	USD	95,315	KRW	103,179,000	—	(26)
Goldman Sachs & Co.	4/5/2018	KRW	3,762,930,361	USD	3,478,397	1,412	—
RBC Capital Markets	4/5/2018	KRW	4,968,767,500	USD	4,588,390	—	(2,801)
The Bank of New York Mellon	4/5/2018	KRW	103,179,000	USD	95,346	8	—
Goldman Sachs & Co.	4/5/2018	USD	370,978	KRW	401,398,000	—	(82)

Total unrealized appreciation (depreciation)						$111,915	$(5,802)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$7,350,198	$—	$—	$7,350,198
Preferred Stocks(c)	130,503	—	—	130,503
Rights	1,270	—	—	1,270
Derivatives(d)
Forward Foreign Currency Contracts	—	111,915	—	111,915

TOTAL	$7,481,971	$111,915	$—	$7,593,886

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(d)
Forward Foreign Currency Contracts	$—	$(5,802)	$—	$(5,802)
Futures Contracts	(4,405)	—	—	(4,405)

TOTAL	$(4,405)	$(5,802)	$—	$(10,207)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2018, the amount of transfers between Level 3 and Level 1 was $123,307. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.0%
Consumer Discretionary - 8.4%
Barratt Developments PLC	878	$6,515
Berkeley Group Holdings PLC	106	5,624
Burberry Group PLC	362	7,643
Carnival PLC	137	9,051
Compass Group PLC	1,250	26,605
GKN PLC	1,321	7,962
InterContinental Hotels Group PLC	135	8,733
ITV PLC	2,977	6,558
Kingfisher PLC	1,712	8,435
Marks & Spencer Group PLC	1,310	5,331
Merlin Entertainments PLC, 144A	531	2,486
Next PLC	121	8,089
Pearson PLC	605	6,100
Persimmon PLC	263	9,418
Sky PLC	824	15,292
Taylor Wimpey PLC	2,463	6,307
TUI AG	360	7,655
Whitbread PLC	151	8,072
WPP PLC	1,010	19,383

		175,259

Consumer Staples - 16.1%
Associated British Foods PLC	271	9,816
British American Tobacco PLC	1,818	107,510
Coca-Cola HBC AG*	147	4,827
Diageo PLC	1,943	65,804
Imperial Brands PLC	739	26,645
J Sainsbury PLC	1,270	4,528
Reckitt Benckiser Group PLC	535	42,543
Tesco PLC	6,441	18,692
Unilever PLC	986	50,680
Wm Morrison Supermarkets PLC	1,611	5,006

		336,051

Energy - 15.0%
BP PLC	14,442	94,471
John Wood Group PLC	723	6,101
Royal Dutch Shell PLC, Class A	3,887	123,133
Royal Dutch Shell PLC, Class B	2,797	89,374

		313,079

Financials - 22.8%
3i Group PLC	800	10,348
Admiral Group PLC	132	3,349
Aviva PLC	3,216	22,385
Barclays PLC	13,815	40,606
Direct Line Insurance Group PLC	1,004	5,291
Hargreaves Lansdown PLC	255	6,058
HSBC Holdings PLC	15,950	157,465
Investec PLC	526	4,598
Legal & General Group PLC	4,698	16,984
Lloyds Banking Group PLC	58,024	54,959
London Stock Exchange Group PLC	253	14,030
Old Mutual PLC	3,809	13,388
Prudential PLC	2,063	51,989
Royal Bank of Scotland Group PLC*	2,953	10,883
RSA Insurance Group PLC	827	7,189
Schroders PLC	147	6,980
St James’s Place PLC	426	6,771
Standard Chartered PLC*	2,691	30,038
Standard Life Aberdeen PLC	2,413	12,228

		475,539

Health Care - 8.7%
AstraZeneca PLC	980	64,423
ConvaTec Group PLC, 144A	864	2,456
GlaxoSmithKline PLC	3,775	67,936
Mediclinic International PLC	332	2,705
Shire PLC	719	30,775
Smith & Nephew PLC	725	12,661

		180,956

Industrials - 7.5%
Ashtead Group PLC	383	11,147
Babcock International Group PLC	226	2,028
BAE Systems PLC	2,368	18,889
Bunzl PLC	279	7,509
Capita PLC	552	1,339
Cobham PLC*	1,892	2,955
DCC PLC	68	6,211
easyJet PLC*	92	2,127
Experian PLC	734	15,723
Ferguson PLC	184	13,035
G4S PLC	1,338	4,833
IMI PLC	205	3,463
Intertek Group PLC	133	8,996
Meggitt PLC	633	3,944
RELX PLC	801	16,464
Rolls-Royce Holdings PLC*	1,297	14,992
Royal Mail PLC	719	5,543
Smiths Group PLC	321	7,060
Travis Perkins PLC	218	3,857
Weir Group PLC	191	5,354

		155,469

Information Technology - 1.1%
Auto Trader Group PLC, 144A	810	4,070
Micro Focus International PLC	359	10,196
Sage Group PLC	936	8,925

		23,191

Materials - 9.5%
Anglo American PLC	1,071	26,254
Antofagasta PLC	337	4,036
BHP Billiton PLC	1,689	34,512
Croda International PLC	98	6,236
Fresnillo PLC	196	3,291
Glencore PLC*	9,735	51,780
Johnson Matthey PLC	158	6,819
Mondi PLC	300	7,856
Randgold Resources Ltd.	77	6,199
Rio Tinto PLC	957	51,725

		198,708

Real Estate - 1.2%
British Land Co. PLC REIT	743	6,424
Hammerson PLC REIT	619	3,809
Land Securities Group PLC REIT	652	8,321
Segro PLC REIT	827	6,508

		25,062

Telecommunication Services - 3.9%
BT Group PLC	6,683	22,063
Vodafone Group PLC	21,283	59,700

		81,763

Utilities - 2.8%
Centrica PLC	4,557	8,971
National Grid PLC	2,599	26,485
Severn Trent PLC	207	4,866
SSE PLC	808	13,626
United Utilities Group PLC	558	5,118

		59,066

TOTAL COMMON STOCKS (Cost $2,008,959)		2,024,143

EXCHANGE-TRADED FUND - 2.1%
iShares MSCI United Kingdom ETF (Cost $44,237)	1,260	43,684

TOTAL INVESTMENTS - 99.1% (Cost $2,053,196)		$2,067,827
Other assets and liabilities, net - 0.9%		18,134

NET ASSETS - 100.0%		$2,085,961

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(a)(b)
6,518	—	(6,518)	—	—	702	—	—	—

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(c)	Unrealized Depreciation(c)
JP Morgan & Chase Co.	3/5/2018	GBP	1,201,250	USD	1,710,137	$55,943	$—
The Bank of Nova Scotia	3/5/2018	GBP	10,000	USD	14,176	406	—
The Bank of Nova Scotia	3/5/2018	GBP	10,000	USD	14,250	479	—
The Bank of Nova Scotia	3/5/2018	GBP	427,050	USD	607,886	19,813	—
JP Morgan & Chase Co.	3/5/2018	USD	1,655,274	GBP	1,201,250	—	(1,081)
The Bank of Nova Scotia	3/5/2018	USD	467,160	GBP	339,050	—	(268)
The Bank of Nova Scotia	3/5/2018	USD	153,760	GBP	108,000	—	(5,037)
JP Morgan & Chase Co.	4/5/2018	GBP	1,201,250	USD	1,657,801	1,087	—
The Bank of Nova Scotia	4/5/2018	GBP	339,050	USD	467,869	265	—
JP Morgan & Chase Co.	4/5/2018	USD	48,304	GBP	35,000	—	(34)

Total unrealized appreciation (depreciation)						$77,993	$(6,420)

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,024,143	$—	$—	$2,024,143
Exchange-Traded Fund	43,684	—	—	43,684
Derivatives(e)
Forward Foreign Currency Contracts	—	77,993	—	77,993

TOTAL	$2,067,827	$77,993	$—	$2,145,820

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(e)
Forward Foreign Currency Contracts	$—	$(6,420)	$—	$(6,420)

TOTAL	$—	$(6,420)	$—	$(6,420)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.1%
Australia - 6.7%
AGL Energy Ltd.	278,369	$4,726,327
Alumina Ltd.	776,687	1,345,252
Amcor Ltd.	487,615	5,264,348
AMP Ltd.	1,237,882	5,086,133
APA Group(a)	466,423	2,898,162
Aristocrat Leisure Ltd.	240,985	4,613,810
ASX Ltd.	81,469	3,694,738
Aurizon Holdings Ltd.	844,025	2,995,879
AusNet Services	788,876	1,041,623
Australia & New Zealand Banking Group Ltd.	1,237,702	27,926,402
Bank of Queensland Ltd.	166,384	1,632,179
Bendigo & Adelaide Bank Ltd.	188,789	1,662,809
BHP Billiton Ltd.	1,364,362	32,320,809
BHP Billiton PLC	901,378	18,417,958
BlueScope Steel Ltd.	240,199	3,046,563
Boral Ltd.	515,017	3,124,103
Brambles Ltd.	617,318	4,602,915
Caltex Australia Ltd.	114,578	3,129,870
Challenger Ltd.	183,250	1,793,359
CIMIC Group Ltd.	43,291	1,573,607
Coca-Cola Amatil Ltd.	214,606	1,450,153
Cochlear Ltd.	25,383	3,625,580
Commonwealth Bank of Australia	729,887	43,305,684
Computershare Ltd.	213,076	2,952,447
Crown Resorts Ltd.	164,246	1,722,191
CSL Ltd.	190,700	24,168,170
Dexus REIT	451,210	3,259,226
Domino’s Pizza Enterprises Ltd.(b)	27,692	847,214
Flight Centre Travel Group Ltd.(b)	25,996	1,166,842
Fortescue Metals Group Ltd.	680,717	2,664,710
Goodman Group REIT	678,949	4,329,453
GPT Group REIT	809,718	2,993,598
Harvey Norman Holdings Ltd.(b)	260,831	812,375
Healthscope Ltd.	776,670	1,140,121
Incitec Pivot Ltd.	774,286	2,285,271
Insurance Australia Group Ltd.	1,005,684	6,405,133
LendLease Group(a)	249,185	3,454,720
Macquarie Group Ltd.	138,796	11,173,752
Medibank Pvt Ltd.	1,205,367	2,967,777
Mirvac Group REIT	1,664,758	2,741,194
National Australia Bank Ltd.	1,130,778	26,506,315
Newcrest Mining Ltd.	301,614	4,978,095
Oil Search Ltd.	617,618	3,621,760
Orica Ltd.	158,891	2,301,606
Origin Energy Ltd.*	748,030	5,257,997
QBE Insurance Group Ltd.	533,658	4,223,670
Ramsay Health Care Ltd.	58,973	2,926,893
REA Group Ltd.	23,448	1,402,145
Santos Ltd.*	815,478	3,192,240
Scentre Group REIT	2,298,867	6,856,427
SEEK Ltd.	107,644	1,689,697
Sonic Healthcare Ltd.	163,803	3,117,028
South32 Ltd.	2,239,491	5,774,843
Stockland REIT	1,028,463	3,227,177
Suncorp Group Ltd.	549,171	5,783,890
Sydney Airport(a)	482,873	2,471,560
Tabcorp Holdings Ltd.	852,224	3,058,078
Telstra Corp. Ltd.	1,733,724	4,511,049
TPG Telecom Ltd.(b)	174,029	825,877
Transurban Group(a)	891,143	8,015,096
Treasury Wine Estates Ltd.	312,022	4,241,076
Vicinity Centres REIT	1,422,277	2,739,609
Wesfarmers Ltd.	478,289	15,353,541
Westfield Corp. REIT	763,631	5,195,656
Westpac Banking Corp.	1,429,144	34,155,154
Woodside Petroleum Ltd.	370,842	8,404,792
Woolworths Group Ltd.	536,502	11,505,103

		435,698,831

Austria - 0.3%
ANDRITZ AG	28,924	1,683,208
Erste Group Bank AG*	118,451	6,056,439
OMV AG	65,288	3,751,589
Raiffeisen Bank International AG*	66,399	2,591,413
voestalpine AG	50,614	2,939,264

		17,021,913

Belgium - 1.1%
Ageas	78,543	4,134,750
Anheuser-Busch InBev SA/NV	322,368	34,405,008
Colruyt SA	25,826	1,396,741
Groupe Bruxelles Lambert SA	35,669	4,092,272
KBC Group NV	103,776	9,786,725
Proximus SADP	67,172	2,162,662
Solvay SA	32,871	4,535,618
Telenet Group Holding NV *	23,326	1,606,442
UCB SA	49,137	4,081,212
Umicore SA	85,131	4,831,571

		71,033,001

Chile - 0.0%
Antofagasta PLC	180,941	2,167,197

China - 0.0%
Minth Group Ltd.	334,789	1,980,696
Yangzijiang Shipbuilding Holdings Ltd.	885,400	1,009,213

		2,989,909

Denmark - 1.8%
A.P. Moller - Maersk A/S, Class A	1,544	2,426,038
A.P. Moller - Maersk A/S, Class B	2,890	4,746,942
Carlsberg A/S, Class B	40,836	5,019,402
Chr Hansen Holding A/S	44,408	3,703,486
Coloplast A/S, Class B	51,405	4,359,447
Danske Bank A/S	318,159	12,834,058
DSV A/S	73,960	5,821,456
Genmab A/S*	24,314	4,967,691
H Lundbeck A/S	30,956	1,626,580
ISS A/S	75,185	2,738,435
Novo Nordisk A/S, Class B	773,999	40,149,768
Novozymes A/S, Class B*	100,290	5,176,067
Orsted A/S, 144A	83,393	5,204,419
Pandora A/S	44,994	4,718,091
TDC A/S	372,647	3,037,543
Tryg A/S	49,731	1,183,111
Vestas Wind Systems A/S	91,369	6,640,827
William Demant Holding A/S*	34,739	1,247,641

		115,601,002

Finland - 1.0%
Elisa OYJ	45,600	1,966,596
Fortum OYJ	199,586	4,395,095
Kone OYJ, Class B(b)	145,636	7,567,237
Metso OYJ	50,630	1,628,842
Neste OYJ	55,835	4,103,481
Nokia OYJ	2,449,136	14,351,142
Nokian Renkaat OYJ	51,653	2,380,145
Orion OYJ, Class B	40,369	1,319,908
Sampo OYJ, Class A	187,309	10,658,060
Stora Enso OYJ, Class R	247,819	4,406,605
UPM-Kymmene OYJ	229,647	7,909,201
Wartsila OYJ Abp(b)	63,876	4,515,202

		65,201,514

France - 10.2%
Accor SA	83,550	4,841,735
Aeroports de Paris	13,628	2,759,950
Air Liquide SA	180,231	22,680,869
Airbus SE	246,504	29,574,345
Alstom SA	53,176	2,247,915
Amundi SA, 144A	27,401	2,245,112
Arkema SA	24,802	3,251,278
Atos SE	41,955	5,553,598
AXA SA	829,157	26,159,308
BioMerieux	18,774	1,447,554
BNP Paribas SA	465,375	37,114,404
Bollore SA	382,280	2,166,815
Bouygues SA	95,619	4,859,867
Bureau Veritas SA	116,531	3,058,038
Capgemini SE	69,366	8,712,323
Carrefour SA	244,243	5,646,669
Casino Guichard Perrachon SA	21,591	1,175,339
Cie de Saint-Gobain	211,903	12,084,626
Cie Generale des Etablissements Michelin	71,306	11,022,082
CNP Assurances	75,032	1,830,786
Credit Agricole SA	487,924	8,414,125
Danone SA	246,494	19,772,568
Dassault Aviation SA	1,079	1,878,479
Dassault Systemes SE	57,980	7,515,677
Edenred	96,585	3,408,938
Eiffage SA	25,273	2,747,233
Electricite de France SA	241,510	3,154,153
Engie SA	770,170	12,097,477
Essilor International SA	88,062	11,586,964
Eurazeo SA	11,795	1,128,891
Eutelsat Communications SA	70,574	1,653,130
Faurecia SA	34,398	2,907,382
Fonciere Des Regions REIT	9,347	980,120
Gecina SA REIT(b)	20,872	3,669,349
Getlink SE	196,141	2,528,127
Hermes International	13,907	7,500,927
ICADE REIT	15,014	1,457,127
Iliad SA	11,682	2,749,226
Imerys SA	15,277	1,561,863
Ingenico Group SA	25,828	2,253,612
Ipsen SA	16,939	2,497,442
JCDecaux SA	34,909	1,361,147
Kering	30,555	14,463,552
Klepierre SA REIT	96,768	4,005,683
Lagardere SCA	45,108	1,331,772
Legrand SA	117,215	9,229,392
L’Oreal SA	106,721	23,051,903
LVMH Moet Hennessy Louis Vuitton SE	118,777	35,719,900
Natixis SA	413,536	3,582,058
Orange SA	837,442	14,242,246
Pernod Ricard SA	89,773	14,785,651
Peugeot SA	224,369	5,095,501
Publicis Groupe SA	87,047	6,588,500
Remy Cointreau SA	10,493	1,432,487
Renault SA	82,583	9,015,246
Rexel SA	127,925	2,259,097
Safran SA	137,040	15,197,501
Sanofi	477,423	37,877,216

Schneider Electric SE*	240,960	21,042,513
SCOR SE	74,795	3,192,842
SEB SA	10,113	2,071,532
Societe BIC SA	10,750	1,129,860
Societe Generale SA	323,809	18,614,662
Sodexo SA(b)	32,861	4,053,152
Suez	149,359	2,063,624
Teleperformance	24,853	3,550,558
Thales SA	44,827	5,006,239
TOTAL SA	1,005,843	57,638,374
Ubisoft Entertainment SA*	28,594	2,372,164
Unibail-Rodamco SE REIT	41,601	9,731,955
Valeo SA	102,076	6,657,536
Veolia Environnement SA	206,999	5,043,213
Vinci SA	214,522	21,282,869
Vivendi SA	436,757	11,322,955
Wendel SA	12,422	2,161,086
Zodiac Aerospace *	86,860	2,646,058

		668,715,467

Germany - 8.7%
1&1 Drillisch AG	24,028	1,859,988
adidas AG	76,353	17,009,355
Allianz SE	186,742	43,747,116
Axel Springer SE	21,518	1,942,650
BASF SE	381,394	40,206,736
Bayer AG	348,651	40,931,943
Bayerische Motoren Werke AG	141,399	14,977,078
Beiersdorf AG	45,310	4,981,684
Brenntag AG	66,796	4,195,174
Commerzbank AG*	442,678	6,879,393
Continental AG	44,076	12,136,534
Covestro AG, 144A	69,801	7,948,596
Daimler AG	410,454	35,288,218
Deutsche Bank AG(c)	871,850	14,040,309
Deutsche Boerse AG	77,302	10,322,086
Deutsche Lufthansa AG	104,278	3,513,802
Deutsche Post AG	412,539	18,944,170
Deutsche Telekom AG	1,421,596	22,997,503
Deutsche Wohnen SE	157,245	6,512,948
E.ON SE	909,444	9,275,625
Evonik Industries AG	72,971	2,709,026
Fraport AG Frankfurt Airport Services Worldwide	12,954	1,329,742
Fresenius Medical Care AG & Co. KGaA	87,277	9,274,253
Fresenius SE & Co. KGaA	175,129	14,336,447
GEA Group AG	78,432	3,727,020
Hannover Rueck SE	27,151	3,706,610
HeidelbergCement AG	63,939	6,454,198
Henkel AG & Co. KGaA	46,432	5,599,574
HOCHTIEF AG	8,805	1,487,785
HUGO BOSS AG	26,522	2,373,704
Infineon Technologies AG	455,357	12,444,028
Innogy SE, 144A	60,823	2,434,642
K+S AG	80,741	2,260,673
KION Group AG	30,198	2,596,600
LANXESS AG	30,786	2,576,549
Linde AG	59,325	12,564,593
Linde AG*	18,823	4,233,435
MAN SE	14,165	1,617,534
Merck KGaA	54,690	5,485,881
METRO AG	80,489	1,575,568
MTU Aero Engines AG	22,440	3,767,057
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66,659	14,971,784
OSRAM Licht AG	43,840	3,491,497
ProSiebenSat. 1 Media SE	98,296	3,902,243
RWE AG*	222,207	4,448,640
SAP SE	408,259	42,934,261
Siemens AG	317,975	42,067,184
Symrise AG	55,800	4,552,935
Telefonica Deutschland Holding AG	336,046	1,553,814
thyssenkrupp AG	185,785	5,059,013
TUI AG	188,931	4,017,291
Uniper SE	91,209	2,774,092
United Internet AG	54,215	3,701,333
Volkswagen AG	14,446	2,899,175
Vonovia SE	199,522	9,140,326
Wirecard AG	45,630	5,495,619
Zalando SE, 144A*	49,881	2,854,099

		574,129,133

Hong Kong - 3.3%
AIA Group Ltd.	5,034,625	42,170,187
ASM Pacific Technology Ltd.	117,674	1,691,604
Bank of East Asia Ltd.	560,203	2,466,041
BOC Hong Kong Holdings Ltd.	1,587,098	8,030,908
CK Asset Holdings Ltd.	1,130,819	9,782,446
CK Hutchison Holdings Ltd.	1,119,010	14,012,827
CK Infrastructure Holdings Ltd.	289,814	2,433,047
CLP Holdings Ltd.	699,730	7,072,496
First Pacific Co. Ltd.	1,003,467	627,015
Galaxy Entertainment Group Ltd.	1,005,773	8,803,518
Hang Lung Group Ltd.	406,161	1,375,339
Hang Lung Properties Ltd.	913,652	2,183,173
Hang Seng Bank Ltd.	325,317	8,085,224
Henderson Land Development Co. Ltd.	519,217	3,383,645

HK Electric Investments & HK Electric Investments Ltd., 144A(a)	1,110,751	1,041,786
HKT Trust & HKT Ltd.(a)	1,643,870	2,100,551
Hong Kong & China Gas Co. Ltd.	3,581,043	7,083,472
Hong Kong Exchanges & Clearing Ltd.	491,616	17,840,625
Hongkong Land Holdings Ltd.	534,600	3,683,394
Hysan Development Co. Ltd.	280,768	1,627,012
Jardine Matheson Holdings Ltd.	89,616	5,838,482
Jardine Strategic Holdings Ltd.	98,500	3,923,255
Kerry Properties Ltd.	304,364	1,382,607
Kingston Financial Group Ltd.	1,850,872	1,118,673
Li & Fung Ltd.	2,618,388	1,321,590
Link REIT	857,940	7,334,132
Melco Resorts & Entertainment Ltd., ADR	110,571	3,035,174
MTR Corp. Ltd.	665,527	3,529,226
New World Development Co. Ltd.	2,667,313	4,062,711
NWS Holdings Ltd.	705,353	1,330,328
PCCW Ltd.	1,773,561	1,010,757
Power Assets Holdings Ltd.	579,647	4,929,210
Shangri-La Asia Ltd.	248,719	559,990
Sino Land Co. Ltd.	1,433,956	2,535,932
SJM Holdings Ltd.	928,483	891,004
Sun Hung Kai Properties Ltd.	595,303	9,942,128
Swire Pacific Ltd., Class A	224,619	2,273,199
Swire Properties Ltd.	298,044	1,018,755
Techtronic Industries Co. Ltd.	474,795	2,978,882
WH Group Ltd., 144A	3,730,109	4,623,373
Wharf Holdings Ltd.	530,371	1,985,698
Wharf Real Estate Investment Co. Ltd.*	530,371	3,605,430
Wheelock & Co. Ltd.	258,597	1,885,145
Yue Yuen Industrial Holdings Ltd.	332,992	1,425,425

		218,035,416

Ireland - 0.6%
AerCap Holdings NV*	46,015	2,282,804
AIB Group PLC	339,703	2,237,969
Bank of Ireland Group PLC*	382,914	3,597,103
CRH PLC	344,655	11,466,495
DCC PLC	39,320	3,591,671
James Hardie Industries PLC CDI	182,402	3,237,193
Kerry Group PLC, Class A	67,946	6,793,191
Paddy Power Betfair PLC	33,339	3,888,404
Ryanair Holdings PLC*	72,234	1,427,637

		38,522,467

Israel - 0.4%
Azrieli Group Ltd.	19,911	982,998
Bank Hapoalim BM(b)	438,450	3,139,125
Bank Leumi Le-Israel BM	637,438	3,863,649
Bezeq The Israeli Telecommunication Corp. Ltd.	914,136	1,400,965
Check Point Software Technologies Ltd.*	55,513	5,767,245
Elbit Systems Ltd.	9,842	1,405,899
Frutarom Industries Ltd.	9,166	843,372
Israel Chemicals Ltd.	201,960	866,410
Mizrahi Tefahot Bank Ltd.	59,191	1,096,391
Nice Ltd.*	27,584	2,688,723
Teva Pharmaceutical Industries Ltd., ADR	383,840	7,185,485

		29,240,262

Italy - 2.0%
Assicurazioni Generali SpA	537,563	10,125,993
Atlantia SpA	187,173	5,795,565
Davide Campari-Milano SpA	263,191	1,894,454
Enel SpA	3,355,608	19,564,521
Eni SpA	1,076,763	18,015,455
Ferrari NV	52,400	6,552,637
Intesa Sanpaolo SpA	5,502,144	20,782,312
Intesa Sanpaolo SpA-RSP	391,608	1,565,152
Leonardo SpA	178,520	1,927,485
Luxottica Group SpA	72,735	4,380,055
Mediobanca SpA	260,266	3,128,895
Poste Italiane SpA, 144A	211,586	1,822,953
Prysmian SpA	89,448	2,828,568
Recordati SpA	46,913	1,685,541
Snam SpA	980,595	4,403,687
Telecom Italia SpA*	4,754,520	4,292,392
Telecom Italia SpA-RSP	2,681,671	2,051,323
Terna Rete Elettrica Nazionale SpA	478,592	2,662,510
UniCredit SpA*	849,300	18,076,650
UnipolSai Assicurazioni SpA	425,028	1,025,922

		132,582,070

Japan - 23.9%
ABC-Mart, Inc.	15,400	981,489
Acom Co. Ltd.*(b)	179,400	817,174
Aeon Co. Ltd. (b)	268,700	4,549,478
AEON Financial Service Co. Ltd.	45,000	1,055,251
Aeon Mall Co. Ltd.	47,700	1,000,093
Air Water, Inc.	64,200	1,285,865
Aisin Seiki Co. Ltd.	78,754	4,628,029
Ajinomoto Co., Inc.	232,247	4,259,875
Alfresa Holdings Corp.	77,800	1,756,598
Alps Electric Co. Ltd.	87,156	2,413,852
Amada Holdings Co. Ltd.	149,200	2,008,072
ANA Holdings, Inc.	48,800	1,968,100
Aozora Bank Ltd.	49,900	2,055,490

Asahi Glass Co. Ltd.	85,600	3,574,188
Asahi Group Holdings Ltd.	170,865	8,793,474
Asahi Kasei Corp.	560,700	7,270,523
Asics Corp.(b)	69,300	1,110,021
Astellas Pharma, Inc.	845,455	12,523,939
Bandai Namco Holdings, Inc.	87,900	2,854,618
Bank of Kyoto Ltd.	28,300	1,583,495
Benesse Holdings, Inc.	33,400	1,206,776
Bridgestone Corp.	262,156	11,749,660
Brother Industries Ltd.	104,700	2,635,777
Calbee, Inc.(b)	37,400	1,254,904
Canon, Inc.	451,986	17,351,653
Casio Computer Co. Ltd.	82,000	1,219,682
Central Japan Railway Co.	61,940	11,581,639
Chiba Bank Ltd.	327,000	2,721,552
Chubu Electric Power Co., Inc.	283,400	3,879,336
Chugai Pharmaceutical Co. Ltd.	97,700	5,082,103
Chugoku Electric Power Co., Inc.(b)	132,300	1,551,219
Coca-Cola Bottlers Japan Holdings, Inc.	49,900	1,903,491
Concordia Financial Group Ltd.	508,615	2,984,142
Credit Saison Co. Ltd.	68,200	1,181,890
CYBERDYNE, Inc.*(b)	44,400	667,072
Dai Nippon Printing Co. Ltd.	115,700	2,440,983
Daicel Corp.	125,200	1,444,503
Daifuku Co. Ltd.	33,309	2,204,054
Dai-ichi Life Holdings, Inc.	442,644	8,844,998
Daiichi Sankyo Co. Ltd.	240,445	8,581,607
Daikin Industries Ltd.	99,688	11,819,234
Daito Trust Construction Co. Ltd.	27,216	4,527,710
Daiwa House Industry Co. Ltd.	221,441	8,254,097
Daiwa House REIT Investment Corp. REIT	617	1,486,768
Daiwa Securities Group, Inc.	682,988	4,588,461
DeNA Co. Ltd.	45,100	826,379
Denso Corp.	189,957	11,189,650
Dentsu, Inc.	94,800	4,393,702
Disco Corp.	13,400	3,166,165
Don Quijote Holdings Co. Ltd.	50,000	2,816,439
East Japan Railway Co.	136,753	12,894,092
Eisai Co. Ltd.	112,752	6,019,358
Electric Power Development Co. Ltd.	63,032	1,608,071
FamilyMart UNY Holdings Co. Ltd.(b)	35,367	2,681,654
FANUC Corp.	81,358	20,824,659
Fast Retailing Co. Ltd.(b)	23,232	9,269,284
Fuji Electric Co. Ltd.	261,000	2,001,012
FUJIFILM Holdings Corp.	178,254	7,479,668
Fujitsu Ltd.	841,581	5,078,907
Fukuoka Financial Group, Inc.	361,000	1,864,295
Hachijuni Bank Ltd.	172,100	1,046,843
Hakuhodo DY Holdings, Inc.	90,059	1,310,010
Hamamatsu Photonics KK	61,100	2,453,850
Hankyu Hanshin Holdings, Inc.	107,340	4,024,181
Hikari Tsushin, Inc.	10,000	1,450,865
Hino Motors Ltd.	120,500	1,598,083
Hirose Electric Co. Ltd.	14,920	2,230,414
Hisamitsu Pharmaceutical Co., Inc.(b)	28,800	2,089,245
Hitachi Chemical Co. Ltd.	44,900	1,009,561
Hitachi Construction Machinery Co. Ltd.	44,700	1,925,081
Hitachi High-Technologies Corp.	32,100	1,579,502
Hitachi Ltd.	2,015,683	15,453,664
Hitachi Metals Ltd.	93,300	1,203,250
Honda Motor Co. Ltd.	735,499	26,781,139
Hoshizaki Corp.	25,300	2,295,365
Hoya Corp.	165,333	8,787,698
Hulic Co. Ltd.	133,800	1,497,326
Idemitsu Kosan Co. Ltd.	56,700	2,192,113
IHI Corp.	64,900	2,226,290
Iida Group Holdings Co. Ltd.	63,300	1,200,205
Inpex Corp.	422,004	5,187,293
Isetan Mitsukoshi Holdings Ltd.	149,400	1,767,119
Isuzu Motors Ltd.	245,600	3,883,286
ITOCHU Corp.	615,557	11,919,404
J. Front Retailing Co. Ltd.	113,000	2,066,292
Japan Airlines Co. Ltd.	44,200	1,693,929
Japan Airport Terminal Co. Ltd.	21,700	823,703
Japan Exchange Group, Inc.	212,921	3,703,842
Japan Post Bank Co. Ltd.	178,258	2,449,283
Japan Post Holdings Co. Ltd.	669,862	8,105,271
Japan Prime Realty Investment Corp. REIT	387	1,334,795
Japan Real Estate Investment Corp. REIT	527	2,736,379
Japan Retail Fund Investment Corp. REIT	1,216	2,339,799
Japan Tobacco, Inc.	468,066	13,371,434
JFE Holdings, Inc.	198,498	4,627,806
JGC Corp.	89,900	2,073,611
JSR Corp.	80,600	1,956,549
JTEKT Corp.	99,600	1,553,347
JXTG Holdings, Inc.	1,336,199	8,215,442
Kajima Corp.	419,000	4,013,478
Kakaku.com, Inc.	59,900	1,022,334
Kamigumi Co. Ltd.	49,100	1,080,987
Kaneka Corp.	131,000	1,339,529

Kansai Electric Power Co., Inc.	300,467	3,675,050
Kansai Paint Co. Ltd.	88,200	2,231,970
Kao Corp.	212,443	15,634,307
Kawasaki Heavy Industries Ltd.	62,800	2,307,287
KDDI Corp.	759,430	18,758,871
Keihan Holdings Co. Ltd.	44,900	1,411,870
Keikyu Corp.	103,950	1,868,655
Keio Corp.	48,660	2,141,232
Keisei Electric Railway Co. Ltd.	59,028	1,936,342
Keyence Corp.	41,435	25,347,603
Kikkoman Corp.	63,382	2,530,646
Kintetsu Group Holdings Co. Ltd.	79,140	3,055,971
Kirin Holdings Co. Ltd.	372,423	9,698,461
Kobe Steel Ltd.*	130,428	1,454,701
Koito Manufacturing Co. Ltd.	47,200	3,295,750
Komatsu Ltd.	385,029	14,131,623
Konami Holdings Corp.	28,826	1,526,472
Konica Minolta, Inc.	207,200	1,924,506
Kose Corp.	14,100	2,661,549
Kubota Corp.	456,481	8,329,992
Kuraray Co. Ltd.	154,900	2,720,677
Kurita Water Industries Ltd.	44,300	1,368,091
Kyocera Corp.	140,400	8,359,916
Kyowa Hakko Kirin Co. Ltd.	115,700	2,461,587
Kyushu Electric Power Co., Inc.	191,400	2,154,472
Kyushu Financial Group, Inc.	149,300	839,589
Kyushu Railway Co.	69,276	2,142,657
Lawson, Inc.(b)	23,400	1,533,024
LINE Corp.*	20,600	838,905
Lion Corp.	100,200	1,892,338
LIXIL Group Corp.	121,700	2,989,603
M3, Inc.	89,638	3,511,756
Mabuchi Motor Co. Ltd.	22,600	1,171,358
Makita Corp.	96,900	4,604,555
Marubeni Corp.	743,100	5,708,975
Marui Group Co. Ltd.	68,755	1,328,123
Maruichi Steel Tube Ltd.	26,300	830,695
Mazda Motor Corp.	254,100	3,563,997
McDonald’s Holdings Co. Japan Ltd.	22,822	1,021,370
Mebuki Financial Group, Inc.	437,350	1,774,896
Medipal Holdings Corp.	71,700	1,471,700
MEIJI Holdings Co. Ltd.	51,942	3,811,855
MINEBEA MITSUMI, Inc.	162,800	3,753,578
MISUMI Group, Inc.	126,200	3,666,714
Mitsubishi Chemical Holdings Corp.	634,500	6,505,863
Mitsubishi Corp.	637,625	18,024,059
Mitsubishi Electric Corp.	777,835	13,246,415
Mitsubishi Estate Co. Ltd.	507,449	8,920,011
Mitsubishi Gas Chemical Co., Inc.	79,200	1,989,372
Mitsubishi Heavy Industries Ltd.	125,960	5,173,220
Mitsubishi Materials Corp.	46,800	1,478,195
Mitsubishi Motors Corp.	305,900	2,434,126
Mitsubishi Tanabe Pharma Corp.	92,852	1,997,238
Mitsubishi UFJ Financial Group, Inc.	4,940,699	35,299,638
Mitsubishi UFJ Lease & Finance Co. Ltd.	195,100	1,248,918
Mitsui & Co. Ltd.	690,006	12,620,523
Mitsui Chemicals, Inc.	80,500	2,478,490
Mitsui Fudosan Co. Ltd.	385,577	9,316,439
Mitsui OSK Lines Ltd.	48,100	1,519,256
Mixi, Inc.	20,100	816,660
Mizuho Financial Group, Inc.	10,385,380	19,409,014
MS&AD Insurance Group Holdings, Inc.	180,297	5,630,532
Murata Manufacturing Co. Ltd.	77,973	10,951,079
Nabtesco Corp.	47,225	2,055,955
Nagoya Railroad Co. Ltd.	84,240	2,157,814
NEC Corp.	111,259	3,399,450
Nexon Co. Ltd.*	86,900	3,160,148
NGK Insulators Ltd.	116,900	2,195,676
NGK Spark Plug Co. Ltd.	69,000	1,766,793
NH Foods Ltd.	78,992	1,780,550
Nidec Corp.	97,154	15,716,557
Nikon Corp.	148,800	3,043,082
Nintendo Co. Ltd.	46,305	21,300,430
Nippon Building Fund, Inc. REIT	572	3,109,424
Nippon Electric Glass Co. Ltd.	39,400	1,201,996
Nippon Express Co. Ltd.	37,200	2,510,333
Nippon Paint Holdings Co. Ltd.	71,442	2,618,100
Nippon Prologis REIT, Inc. REIT	792	1,796,373
Nippon Steel & Sumitomo Metal Corp.	330,109	7,909,683
Nippon Telegraph & Telephone Corp.	285,242	13,319,046
Nippon Yusen KK*	65,500	1,431,614
Nissan Chemical Industries Ltd.	49,000	1,956,418
Nissan Motor Co. Ltd.	1,007,193	10,619,918
Nisshin Seifun Group, Inc.	83,200	1,654,720
Nissin Foods Holdings Co. Ltd.	27,400	1,879,826
Nitori Holdings Co. Ltd.	34,101	5,757,810
Nitto Denko Corp.	69,794	5,823,853
NOK Corp.	45,200	973,519
Nomura Holdings, Inc.	1,474,573	9,115,969
Nomura Real Estate Holdings, Inc.	55,736	1,351,936

Nomura Real Estate Master Fund, Inc. REIT	1,649	2,262,651
Nomura Research Institute Ltd.	56,281	2,542,522
NSK Ltd.	169,300	2,553,107
NTT Data Corp.	244,992	2,553,363
NTT DOCOMO, Inc.	554,004	14,253,161
Obayashi Corp.	278,900	3,173,388
Obic Co. Ltd.	30,200	2,530,465
Odakyu Electric Railway Co. Ltd.	132,150	2,702,576
Oji Holdings Corp.	345,068	2,270,376
Olympus Corp.	126,479	5,103,258
Omron Corp.	85,192	5,078,224
Ono Pharmaceutical Co. Ltd.	172,906	5,072,363
Oracle Corp.	17,900	1,395,829
Oriental Land Co. Ltd.	94,400	9,219,251
ORIX Corp.	571,296	10,227,052
Osaka Gas Co. Ltd.	164,300	3,261,516
Otsuka Corp.	24,400	2,280,032
Otsuka Holdings Co. Ltd.	163,726	8,261,875
Panasonic Corp.	914,173	14,372,981
Park24 Co. Ltd.	45,200	1,090,443
Persol Holdings Co. Ltd.	79,300	2,044,653
Pola Orbis Holdings, Inc.	42,700	1,806,931
Rakuten, Inc.	394,386	3,612,479
Recruit Holdings Co. Ltd.	458,097	11,128,801
Renesas Electronics Corp.*	236,400	2,740,773
Resona Holdings, Inc.	933,325	5,353,530
Ricoh Co. Ltd.	305,800	3,313,227
Rinnai Corp.	15,600	1,405,089
Rohm Co. Ltd.	44,100	4,699,536
Ryohin Keikaku Co. Ltd.	11,100	3,812,878
Sankyo Co. Ltd.	20,900	752,200
Santen Pharmaceutical Co. Ltd.	159,851	2,576,913
SBI Holdings, Inc.	92,700	2,153,834
Secom Co. Ltd.	91,200	6,564,656
Sega Sammy Holdings, Inc.	75,400	1,101,725
Seibu Holdings, Inc.	98,400	1,684,038
Seiko Epson Corp.	106,511	2,050,458
Sekisui Chemical Co. Ltd.	174,900	3,319,485
Sekisui House Ltd.	255,900	4,506,641
Seven & i Holdings Co. Ltd.(b)	320,763	13,411,348
Seven Bank Ltd.	267,300	926,951
Sharp Corp.*(b)	62,420	2,193,870
Shimadzu Corp.	110,200	2,845,504
Shimamura Co. Ltd.	10,300	1,229,880
Shimano, Inc.	32,494	4,714,439
Shimizu Corp.	253,800	2,373,986
Shin-Etsu Chemical Co. Ltd.	162,461	17,320,342
Shinsei Bank Ltd.	71,600	1,138,138
Shionogi & Co. Ltd.	122,195	6,403,226
Shiseido Co. Ltd.	161,255	9,764,924
Shizuoka Bank Ltd.	241,000	2,455,288
Showa Shell Sekiyu KK	82,600	1,078,418
SMC Corp.	24,582	10,374,689
SoftBank Group Corp.	341,123	28,438,906
Sohgo Security Services Co. Ltd.	33,300	1,579,249
Sompo Holdings, Inc.	154,935	6,016,174
Sony Corp.	536,362	27,357,252
Sony Financial Holdings, Inc.	68,600	1,285,908
Stanley Electric Co. Ltd.	58,300	2,303,149
Start Today Co. Ltd.	83,500	2,178,771
Subaru Corp.	254,236	9,007,096
SUMCO Corp.	106,500	2,877,731
Sumitomo Chemical Co. Ltd.	688,322	4,315,923
Sumitomo Corp.	470,946	8,337,945
Sumitomo Dainippon Pharma Co. Ltd.	64,000	985,538
Sumitomo Electric Industries Ltd.	335,800	5,344,097
Sumitomo Heavy Industries Ltd.	49,100	1,944,304
Sumitomo Metal Mining Co. Ltd.	110,000	5,187,872
Sumitomo Mitsui Financial Group, Inc.	551,396	24,217,083
Sumitomo Mitsui Trust Holdings, Inc.	128,830	5,229,512
Sumitomo Realty & Development Co. Ltd.	141,348	5,167,989
Sumitomo Rubber Industries Ltd.	80,600	1,554,663
Sundrug Co. Ltd.	34,500	1,598,974
Suntory Beverage & Food Ltd.	59,500	2,777,169
Suruga Bank Ltd.	69,700	1,152,358
Suzuken Co. Ltd.	33,710	1,383,849
Suzuki Motor Corp.	146,379	8,431,935
Sysmex Corp.	65,319	5,454,729
T&D Holdings, Inc.	233,700	3,897,738
Taiheiyo Cement Corp.	48,600	1,822,016
Taisei Corp.	90,900	4,643,189
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,350,565
Taiyo Nippon Sanso Corp.	55,300	814,249
Takashimaya Co. Ltd.	67,623	690,205
Takeda Pharmaceutical Co. Ltd.	302,477	17,327,330
TDK Corp.	48,282	4,421,155
Teijin Ltd.	46,890	930,373
Terumo Corp.	123,645	6,686,646
THK Co. Ltd.	52,828	2,317,213
Tobu Railway Co. Ltd.	60,532	1,877,885
Toho Co. Ltd.	47,600	1,550,307
Toho Gas Co. Ltd.	30,928	910,201
Tohoku Electric Power Co., Inc.	140,587	1,849,985

Tokio Marine Holdings, Inc.	279,518	13,009,854
Tokyo Electric Power Co. Holdings, Inc.*	635,600	2,454,353
Tokyo Electron Ltd.	63,404	12,515,003
Tokyo Gas Co. Ltd.	170,980	4,302,744
Tokyo Tatemono Co. Ltd.	63,081	983,211
Tokyu Corp.	183,632	2,948,232
Tokyu Fudosan Holdings Corp.	236,900	1,758,515
Toppan Printing Co. Ltd.	158,178	1,362,440
Toray Industries, Inc.	567,833	5,779,715
Toshiba Corp.*	2,749,158	8,167,984
Tosoh Corp.	119,140	2,512,442
TOTO Ltd.	56,100	2,976,016
Toyo Seikan Group Holdings Ltd.	70,900	1,059,895
Toyo Suisan Kaisha Ltd.	41,400	1,625,812
Toyoda Gosei Co. Ltd.	30,300	740,638
Toyota Industries Corp.	69,700	4,416,064
Toyota Motor Corp.	1,089,701	73,892,748
Toyota Tsusho Corp.	72,253	2,705,382
Trend Micro, Inc.	50,300	2,866,339
Tsuruha Holdings, Inc.	17,100	2,487,389
Unicharm Corp.	177,600	4,998,667
United Urban Investment Corp. REIT	1,372	2,170,613
USS Co. Ltd.	99,300	2,058,687
West Japan Railway Co.	65,806	4,589,366
Yahoo Japan Corp.(b)	623,500	2,898,505
Yakult Honsha Co. Ltd.	30,310	2,178,900
Yamada Denki Co. Ltd.(b)	272,400	1,728,430
Yamaguchi Financial Group, Inc.	63,481	772,279
Yamaha Corp.	73,181	3,244,258
Yamaha Motor Co. Ltd.	112,353	3,585,566
Yamato Holdings Co. Ltd.	126,717	3,180,544
Yamazaki Baking Co. Ltd.	56,300	1,104,418
Yaskawa Electric Corp.(b)	93,718	4,400,648
Yokogawa Electric Corp.	71,307	1,455,613
Yokohama Rubber Co. Ltd.	29,304	728,103

		1,569,435,086

Jersey Island - 0.1%
Randgold Resources Ltd.	41,375	3,331,098

Luxembourg - 0.3%
ArcelorMittal*	272,765	9,400,870
Eurofins Scientific SE	4,896	2,769,146
Millicom International Cellular SA SDR	29,740	1,989,892
RTL Group SA	13,566	1,193,295
SES SA	149,438	2,393,794
Tenaris SA	207,400	3,593,007

		21,340,004

Macau - 0.1%
MGM China Holdings Ltd. (b)	445,465	1,312,049
Sands China Ltd.	1,028,348	5,801,450
Wynn Macau Ltd.	703,026	2,470,414

		9,583,913

Mexico - 0.0%
Fresnillo PLC	91,096	1,529,407

Netherlands - 4.5%
ABN AMRO Group NV, 144A	186,482	5,824,221
Aegon NV	782,045	5,468,886
Akzo Nobel NV	100,705	9,799,347
Altice NV, Class A*(b)	217,344	2,091,055
ASML Holding NV	160,302	31,545,272
Boskalis Westminster	41,110	1,554,784
EXOR NV	47,543	3,474,356
Heineken Holding NV	50,716	5,058,174
Heineken NV	104,476	10,903,018
ING Groep NV	1,603,641	28,325,441
Koninklijke Ahold Delhaize NV	548,902	12,390,090
Koninklijke DSM NV	71,402	7,416,602
Koninklijke KPN NV	1,533,165	4,807,098
Koninklijke Philips NV	396,011	15,233,236
Koninklijke Vopak NV	31,680	1,501,541
NN Group NV	135,070	6,057,527
NXP Semiconductors NV*	146,796	18,299,589
QIAGEN NV*	97,120	3,282,082
Randstad Holding NV	53,646	3,852,286
Royal Dutch Shell PLC, Class A	1,895,026	60,030,767
Royal Dutch Shell PLC, Class B	1,559,566	49,833,455
Wolters Kluwer NV	132,127	6,718,623

		293,467,450

New Zealand - 0.2%
Auckland International Airport Ltd.	382,944	1,781,353
Fisher & Paykel Healthcare Corp. Ltd.	237,820	2,366,914
Fletcher Building Ltd.	279,801	1,313,667
Mercury NZ Ltd.	300,519	687,047
Meridian Energy Ltd.	474,012	957,200
Ryman Healthcare Ltd.	165,532	1,274,995
Spark New Zealand Ltd.	736,463	1,781,962

		10,163,138

Norway - 0.7%
DNB ASA	426,895	8,470,546
Gjensidige Forsikring ASA	89,748	1,643,291
Marine Harvest ASA(b)	177,135	3,446,342
Norsk Hydro ASA	500,425	3,398,984
Orkla ASA	347,633	3,812,945
Schibsted ASA, Class B	43,458	1,065,360
Statoil ASA(b)	471,619	10,883,791
Telenor ASA	323,956	7,316,115
Yara International ASA	78,093	3,477,810

		43,515,184

Portugal - 0.1%
EDP - Energias de Portugal SA	1,006,757	3,381,363
Galp Energia SGPS SA	208,185	3,776,777
Jeronimo Martins SGPS SA	112,238	2,336,038

		9,494,178

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	1,094,100	2,188,613
CapitaLand Commercial Trust REIT	591,968	773,055
CapitaLand Ltd.	1,136,700	3,114,717
CapitaLand Mall Trust REIT	1,104,700	1,684,464
City Developments Ltd.	175,100	1,686,564
ComfortDelGro Corp. Ltd.	984,400	1,508,460
DBS Group Holdings Ltd.	744,406	16,127,158
Genting Singapore PLC	2,570,578	2,250,893
Golden Agri-Resources Ltd.	3,301,200	897,099
Hutchison Port Holdings Trust, Class U	1,952,391	712,623
Jardine Cycle & Carriage Ltd.	45,100	1,265,421
Keppel Corp. Ltd.	637,600	3,860,013
Oversea-Chinese Banking Corp. Ltd.	1,271,907	12,539,049
SATS Ltd.	317,300	1,245,488
Sembcorp Industries Ltd.	462,600	1,117,433
Singapore Airlines Ltd.	248,600	2,081,128
Singapore Exchange Ltd.	357,500	2,037,460
Singapore Press Holdings Ltd.(b)	609,811	1,196,836
Singapore Technologies Engineering Ltd.	711,600	1,831,709
Singapore Telecommunications Ltd.	3,527,033	8,998,959
StarHub Ltd.	273,900	516,890
Suntec Real Estate Investment Trust REIT	1,088,800	1,627,344
United Overseas Bank Ltd.	583,162	12,277,326
UOL Group Ltd.	132,949	855,049
Wilmar International Ltd.	547,810	1,335,668

		83,729,419

South Africa - 0.1%
Investec PLC	275,689	2,410,101
Mediclinic International PLC	144,962	1,181,058
Mondi PLC	158,179	4,141,918

		7,733,077

Spain - 3.1%
Abertis Infraestructuras SA	272,511	6,516,300
ACS Actividades de Construccion y Servicios SA	87,534	3,025,410
Aena SME SA, 144A	29,317	5,996,309
Amadeus IT Group SA	176,138	13,013,673
Banco Bilbao Vizcaya Argentaria SA	2,828,108	23,772,572
Banco de Sabadell SA	2,283,974	4,808,029
Banco Santander SA	6,837,651	47,273,864
Bankia SA	417,328	1,999,908
Bankinter SA	302,470	3,346,222
CaixaBank SA	1,533,570	7,506,293
Enagas SA	92,896	2,427,602
Endesa SA	134,417	2,837,013
Ferrovial SA	207,483	4,496,853
Gas Natural SDG SA	157,797	3,622,129
Grifols SA	126,315	3,479,684
Iberdrola SA	2,463,261	18,259,511
Industria de Diseno Textil SA	454,412	13,837,427
Mapfre SA	428,629	1,448,513
Red Electrica Corp. SA	183,970	3,591,104
Repsol SA	540,990	9,705,440
Siemens Gamesa Renewable Energy SA(b)	107,110	1,709,876
Telefonica SA	1,903,135	18,558,393

		201,232,125

Sweden - 2.6%
Alfa Laval AB	97,359	2,353,119
Assa Abloy AB, Class B	432,911	9,708,410
Atlas Copco AB, Class A	284,629	12,195,981
Atlas Copco AB, Class B	163,396	6,230,393
Boliden AB	120,019	4,270,824
Electrolux AB, Series B	85,807	2,831,829
Essity AB, Class B*	259,076	7,127,693
Getinge AB, Class B	90,208	1,138,580
Hennes & Mauritz AB, Class B	397,907	6,598,093
Hexagon AB, Class B	112,730	6,620,454
Husqvarna AB, Class B	128,057	1,371,228
ICA Gruppen AB (b)	16,321	583,927
Industrivarden AB, Class C	73,441	1,763,956
Investor AB, Class B	202,000	9,142,929
Kinnevik AB, Class B	105,180	3,859,549
L E Lundbergforetagen AB, Class B	16,638	1,247,755
Lundin Petroleum AB*	52,333	1,233,605
Nordea Bank AB	1,277,856	14,580,631
Sandvik AB	499,855	9,318,789
Securitas AB, Class B	136,590	2,355,256
Skandinaviska Enskilda Banken AB, Class A	649,249	7,671,312
Skanska AB, Class B	115,958	2,317,817

SKF AB, Class B	170,260	3,584,021
Svenska Handelsbanken AB, Class A	653,438	9,004,455
Swedbank AB, Class A	388,244	9,791,246
Swedish Match AB	80,635	3,440,510
Tele2 AB, Class B	163,349	1,941,116
Telefonaktiebolaget LM Ericsson, Class B	1,295,457	8,716,311
Telia Co. AB	1,122,491	5,327,136
Volvo AB, Class B	650,730	12,323,926

		168,650,851

Switzerland - 8.3%
ABB Ltd.	787,556	19,230,243
Adecco Group AG	69,341	5,599,264
Baloise Holding AG	18,190	2,873,727
Barry Callebaut AG	924	1,826,671
Chocoladefabriken Lindt & Spruengli AG	36	2,599,746
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	456	2,732,910
Cie Financiere Richemont SA	222,007	19,572,536
Clariant AG*	105,285	2,642,159
Coca-Cola HBC AG*	79,232	2,601,544
Credit Suisse Group AG*	1,028,338	19,120,728
Dufry AG*	10,481	1,511,555
EMS-Chemie Holding AG	2,497	1,602,268
Ferguson PLC	108,973	7,720,240
Geberit AG	15,647	7,094,500
Givaudan SA	4,008	9,154,231
Glencore PLC*	5,034,188	26,776,416
Julius Baer Group Ltd.*	97,645	6,369,051
Kuehne + Nagel International AG	23,831	3,903,701
LafargeHolcim Ltd.*	194,099	11,382,044
Lonza Group AG*	32,245	8,221,724
Nestle SA	1,303,945	103,940,046
Novartis AG	938,334	78,651,545
Pargesa Holding SA	15,403	1,366,763
Partners Group Holding AG	6,402	4,657,109
Roche Holding AG	295,643	68,651,535
Schindler Holding AG	8,906	2,019,976
Schindler Holding AG Participation Certificates	17,964	4,215,187
SGS SA	2,294	5,846,737
Sika AG	950	7,826,133
Sonova Holding AG	22,144	3,479,637
STMicroelectronics NV	273,497	6,279,617
Straumann Holding AG	4,587	3,110,942
Swatch Group AG - Bearer	12,907	5,464,018
Swatch Group AG - Registered	25,228	2,031,543
Swiss Life Holding AG*	13,651	4,957,955
Swiss Prime Site AG*	24,629	2,305,383
Swiss Re AG	133,381	13,629,041
Swisscom AG	11,088	6,011,283
UBS Group AG*	1,551,903	29,693,866
Vifor Pharma AG	21,871	3,084,728
Zurich Insurance Group AG	64,031	21,153,825

		540,912,127

United Kingdom - 14.4%
3i Group PLC	409,380	5,295,558
Admiral Group PLC	82,321	2,088,710
Anglo American PLC	559,712	13,720,600
Ashtead Group PLC	214,659	6,247,355
Associated British Foods PLC	150,842	5,463,680
AstraZeneca PLC	533,535	35,073,442
Auto Trader Group PLC, 144A	427,958	2,150,484
Aviva PLC	1,702,856	11,852,967
Babcock International Group PLC	94,023	843,705
BAE Systems PLC	1,346,226	10,738,375
Barclays PLC	7,180,332	21,104,959
Barratt Developments PLC	444,943	3,301,682
Berkeley Group Holdings PLC	57,802	3,066,879
BP PLC	8,232,393	53,851,639
British American Tobacco PLC	967,649	57,223,402
British Land Co. PLC REIT	412,314	3,564,756
BT Group PLC	3,566,818	11,775,307
Bunzl PLC	144,330	3,884,593
Burberry Group PLC	182,277	3,848,201
Capita PLC	291,776	707,578
Centrica PLC	2,332,252	4,591,490
CNH Industrial NV	443,810	6,034,456
Cobham PLC*	1,050,003	1,639,975
Coca-Cola European Partners PLC	98,761	3,754,893
Compass Group PLC	654,101	13,921,832
ConvaTec Group PLC, 144A	605,822	1,722,294
Croda International PLC	57,890	3,683,627
Diageo PLC	1,042,812	35,316,953
Direct Line Insurance Group PLC	604,988	3,188,312
easyJet PLC*	65,981	1,525,147
Experian PLC	375,283	8,039,158
Fiat Chrysler Automobiles NV*	452,893	9,709,073
G4S PLC	683,324	2,468,497
GKN PLC	723,531	4,360,889
GlaxoSmithKline PLC	2,068,701	37,229,042
Hammerson PLC REIT	347,577	2,138,950
Hargreaves Lansdown PLC	112,229	2,666,012
HSBC Holdings PLC	8,408,754	83,014,407
IMI PLC	124,855	2,109,078

Imperial Brands PLC	402,791	14,523,034
InterContinental Hotels Group PLC	78,059	5,049,758
International Consolidated Airlines Group SA	285,658	2,422,798
Intertek Group PLC	71,650	4,846,242
ITV PLC	1,507,092	3,319,723
J Sainsbury PLC	715,156	2,550,015
John Wood Group PLC	297,761	2,512,872
Johnson Matthey PLC	81,192	3,504,232
Kingfisher PLC	914,938	4,508,120
Land Securities Group PLC REIT	319,008	4,071,209
Legal & General Group PLC	2,525,713	9,131,052
Lloyds Banking Group PLC	30,364,386	28,760,408
London Stock Exchange Group PLC	131,302	7,281,199
Marks & Spencer Group PLC	669,250	2,723,547
Meggitt PLC	325,929	2,030,858
Merlin Entertainments PLC, 144A	284,541	1,331,882
Micro Focus International PLC	184,662	5,244,678
National Grid PLC	1,443,407	14,708,893
Next PLC	61,329	4,100,027
Old Mutual PLC	2,110,789	7,418,870
Pearson PLC	343,182	3,460,309
Persimmon PLC	132,849	4,757,083
Prudential PLC	1,064,978	26,838,144
Reckitt Benckiser Group PLC	282,496	22,463,715
RELX NV	425,466	8,746,327
RELX PLC	433,232	8,904,764
Rio Tinto Ltd.	181,603	11,447,689
Rio Tinto PLC	508,027	27,458,651
Rolls-Royce Holdings PLC*	669,314	7,736,498
Royal Bank of Scotland Group PLC*	1,524,479	5,618,390
Royal Mail PLC	391,257	3,016,423
RSA Insurance Group PLC	451,946	3,928,559
Sage Group PLC	477,955	4,557,342
Schroders PLC	56,011	2,659,553
Segro PLC REIT	438,108	3,447,589
Severn Trent PLC	96,895	2,277,740
Sky PLC	404,460	7,505,983
Smith & Nephew PLC	371,794	6,492,844
Smiths Group PLC	175,253	3,854,326
SSE PLC	420,643	7,094,011
St James’s Place PLC	234,194	3,722,304
Standard Chartered PLC*	1,394,124	15,561,707
Standard Life Aberdeen PLC	1,154,734	5,851,805
Taylor Wimpey PLC	1,402,862	3,592,278
Tesco PLC	3,490,549	10,129,930
Travis Perkins PLC	105,078	1,858,904
Unilever NV	675,024	35,391,263
Unilever PLC	520,168	26,736,336
United Utilities Group PLC	280,476	2,572,423
Vodafone Group PLC	11,255,258	31,571,497
Weir Group PLC	100,652	2,821,255
Whitbread PLC	77,423	4,138,848
Wm Morrison Supermarkets PLC	979,516	3,043,583
WPP PLC	535,310	10,273,306

		942,488,753

United States - 0.3%
Carnival PLC	80,461	5,315,918
Shire PLC	381,426	16,325,749

		21,641,667

TOTAL COMMON STOCKS (Cost $5,864,437,600)		6,299,185,659

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	24,474	2,230,419
FUCHS PETROLUB SE	31,163	1,773,965
Henkel AG & Co. KGaA	72,428	9,658,009
Porsche Automobil Holding SE	65,334	5,509,396
Schaeffler AG	74,185	1,208,707
Volkswagen AG	77,854	15,303,520

		35,684,016

TOTAL PREFERRED STOCKS (Cost $38,926,274)		35,684,016

RIGHTS - 0.0%
Australia - 0.0%
APA Group*, expires 03/17/18	27,436	4,795
Woodside Petroleum Ltd.*, expires 03/12/18(d)	38,179	63,755

		68,550

TOTAL RIGHTS (Cost $0)		68,550

SECURITIES LENDING COLLATERAL - 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(e)(f) (Cost $88,958,854)	88,958,854	88,958,854

TOTAL INVESTMENTS - 98.1% (Cost $5,992,322,728)		$6,423,897,079
Other assets and liabilities, net - 1.9%		130,008,162

NET ASSETS - 100.0%		$6,553,905,241

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 0.2%
Germany - 0.2%
Deutsche Bank AG (c)
21,939,319	634,786	(7,724,854)	422,969	(1,231,911)	—	—	871,850	14,040,309
SECURITIES LENDING COLLATERAL - 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(e)(f)
349,929,825	—	(260,970,971)	—	—	1,544,664	—	88,958,854	88,958,854

371,869,144	634,786	(268,695,825)	422,969	(1,231,911)	1,544,664	—	89,830,704	102,999,163

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $84,807,552, which is 1.3% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$1,372,399,004	21.6%
Industrials	932,021,904	14.7
Consumer Discretionary	799,280,782	12.6
Consumer Staples	677,636,836	10.8
Health Care	633,364,135	10.0
Materials	518,867,147	8.2
Information Technology	420,247,600	6.6
Energy	327,606,762	5.2
Telecommunication Services	242,128,122	3.8
Real Estate	216,810,135	3.4
Utilities	194,575,798	3.1

Total	$6,334,938,225	100.0%

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	88	$11,438,969	$11,495,065	3/16/2018	$154,056
CAC40 10 EURO Futures	EUR	384	24,668,797	24,918,516	3/16/2018	457,708
DAX Index Futures	EUR	60	23,714,584	22,751,534	3/16/2018	(721,524)
FTSE/MIB Index Futures	EUR	37	5,279,341	5,101,285	3/16/2018	(125,151)
FTSE 100 Index Futures	GBP	355	36,758,252	35,315,748	3/16/2018	(881,995)
HANG SENG Index Futures	HKD	41	8,116,459	8,050,269	3/28/2018	(65,196)
IBEX 35 Index Futures	EUR	63	7,555,260	7,558,740	3/16/2018	70,190
MSCI SING IX ETS	SGD	104	3,156,928	3,145,318	3/28/2018	(3,650)
OMXS30 Index Futures	SEK	334	6,315,137	6,336,581	3/16/2018	148,112
SPI 200 Futures	AUD	138	16,502,628	16,080,350	3/15/2018	311
SWISS MKT IX Futures	CHF	213	20,675,910	19,901,652	3/16/2018	(627,954)
TOPIX Index Futures	JPY	353	59,808,591	58,494,212	3/08/2018	(1,870,733)

Total net unrealized depreciation						$(3,465,826)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	3/5/2018	AUD	215,459,958	USD	174,440,713	$7,092,089	$—
RBC Capital Markets	3/5/2018	AUD	1,128,300	USD	913,515	37,159	—
The Bank of Nova Scotia	3/5/2018	AUD	359,443,742	USD	291,016,437	11,835,024	—
JP Morgan & Chase Co.	3/5/2018	CHF	103,654,814	USD	111,759,875	1,949,521	—
RBC Capital Markets	3/5/2018	CHF	107,200,100	USD	115,557,196	1,991,020	—
The Bank of New York Mellon	3/5/2018	CHF	76,507,586	USD	82,490,187	1,439,199	—
The Bank of Nova Scotia	3/5/2018	CHF	234,037,600	USD	252,341,167	4,405,246	—
JP Morgan & Chase Co.	3/5/2018	DKK	251,247,796	USD	42,142,134	959,076	—
RBC Capital Markets	3/5/2018	DKK	168,103,500	USD	28,187,786	633,251	—
The Bank of New York Mellon	3/5/2018	DKK	58,081,304	USD	9,739,678	219,333	—
The Bank of Nova Scotia	3/5/2018	DKK	266,107,700	USD	44,622,738	1,003,932	—
Goldman Sachs & Co.	3/5/2018	EUR	238,522,233	USD	297,647,124	6,528,236	—
JP Morgan & Chase Co.	3/5/2018	EUR	465,464,785	USD	580,965,589	12,860,935	—
RBC Capital Markets	3/5/2018	EUR	827,537,022	USD	1,032,675,174	22,657,556	—
The Bank of New York Mellon	3/5/2018	EUR	41,075,000	USD	51,267,761	1,135,293	—
The Bank of Nova Scotia	3/5/2018	EUR	175,881,860	USD	219,483,853	4,818,197	—
The Bank of Nova Scotia	3/5/2018	EUR	44,477,000	USD	55,513,078	1,228,433	—
Goldman Sachs & Co.	3/5/2018	GBP	19,870,278	USD	28,288,222	925,657	—
JP Morgan & Chase Co.	3/5/2018	GBP	256,460,204	USD	365,104,671	11,943,579	—
RBC Capital Markets	3/5/2018	GBP	166,388,926	USD	236,848,813	7,721,276	—
The Bank of New York Mellon	3/5/2018	GBP	121,299,332	USD	172,685,975	5,649,515	—
The Bank of Nova Scotia	3/5/2018	GBP	283,759,860	USD	403,919,392	13,165,035	—
JP Morgan & Chase Co.	3/5/2018	HKD	516,221,570	USD	66,043,815	70,822	—
RBC Capital Markets	3/5/2018	HKD	278,530,898	USD	35,634,394	38,212	—

The Bank of New York Mellon	3/5/2018	HKD	76,308,000	USD	9,762,618	10,474	—
The Bank of New York Mellon	3/5/2018	HKD	5,549,932	USD	710,060	780	—
The Bank of Nova Scotia	3/5/2018	HKD	906,340,800	USD	115,962,195	132,058	—
Goldman Sachs & Co.	3/5/2018	ILS	11,281,024	USD	3,312,450	67,914	—
JP Morgan & Chase Co.	3/5/2018	ILS	4,571,876	USD	1,342,571	27,653	—
RBC Capital Markets	3/5/2018	ILS	2,616,300	USD	768,254	15,780	—
The Bank of Nova Scotia	3/5/2018	ILS	39,451,100	USD	11,581,804	235,273	—
Goldman Sachs & Co.	3/5/2018	JPY	26,869,838,910	USD	246,514,545	—	(5,419,617)
JP Morgan & Chase Co.	3/5/2018	JPY	43,062,801,826	USD	395,150,280	—	(8,610,641)
RBC Capital Markets	3/5/2018	JPY	45,652,667,699	USD	418,843,342	—	(9,200,408)
The Bank of New York Mellon	3/5/2018	JPY	21,590,166,098	USD	198,111,269	—	(4,320,179)
The Bank of New York Mellon	3/5/2018	JPY	4,330,350,000	USD	39,734,278	—	(867,495)
The Bank of Nova Scotia	3/5/2018	JPY	39,284,336,767	USD	360,418,332	—	(7,915,341)
Goldman Sachs & Co.	3/5/2018	NOK	46,417,362	USD	6,052,240	173,555	—
JP Morgan & Chase Co.	3/5/2018	NOK	60,984,919	USD	7,951,823	228,181	—
RBC Capital Markets	3/5/2018	NOK	128,245,000	USD	16,719,685	477,661	—
The Bank of New York Mellon	3/5/2018	NOK	84,162,719	USD	10,972,489	313,415	—
The Bank of Nova Scotia	3/5/2018	NOK	44,813,100	USD	5,842,494	166,987	—
JP Morgan & Chase Co.	3/5/2018	NZD	2,414,060	USD	1,785,943	45,005	—
RBC Capital Markets	3/5/2018	NZD	892,500	USD	660,276	16,635	—
The Bank of Nova Scotia	3/5/2018	NZD	12,686,340	USD	9,385,354	236,397	—
JP Morgan & Chase Co.	3/5/2018	SEK	359,071,658	USD	45,806,817	2,460,416	—
RBC Capital Markets	3/5/2018	SEK	354,486,200	USD	45,211,040	2,418,185	—
The Bank of New York Mellon	3/5/2018	SEK	286,310,142	USD	36,517,055	1,954,276	—
The Bank of Nova Scotia	3/5/2018	SEK	454,487,500	USD	57,980,106	3,115,298	—
Goldman Sachs & Co.	3/5/2018	SGD	4,537,600	USD	3,467,909	42,427	—
JP Morgan & Chase Co.	3/5/2018	SGD	57,492,800	USD	43,937,273	535,342	—
RBC Capital Markets	3/5/2018	SGD	33,200,400	USD	25,372,870	309,532	—
The Bank of Nova Scotia	3/5/2018	SGD	18,532,000	USD	14,162,782	172,777	—
JP Morgan & Chase Co.	3/5/2018	USD	167,897,560	AUD	215,459,958	—	(548,937)
RBC Capital Markets	3/5/2018	USD	879,231	AUD	1,128,300	—	(2,876)
The Bank of Nova Scotia	3/5/2018	USD	6,685,115	AUD	8,257,000	—	(271,870)
The Bank of Nova Scotia	3/5/2018	USD	266,606,472	AUD	342,132,142	—	(871,049)
The Bank of Nova Scotia	3/5/2018	USD	2,916,038	AUD	3,728,400	—	(20,174)
The Bank of Nova Scotia	3/5/2018	USD	4,177,392	AUD	5,326,200	—	(40,511)

JP Morgan & Chase Co.	3/5/2018	USD	109,705,349	CHF	103,654,814	105,005	—
RBC Capital Markets	3/5/2018	USD	113,433,258	CHF	107,200,100	132,919	—
The Bank of New York Mellon	3/5/2018	USD	80,974,033	CHF	76,507,586	76,956	—
The Bank of Nova Scotia	3/5/2018	USD	236,401,354	CHF	223,411,100	277,011	—
The Bank of Nova Scotia	3/5/2018	USD	2,532,710	CHF	2,349,000	—	(44,215)
The Bank of Nova Scotia	3/5/2018	USD	5,221,723	CHF	4,869,100	—	(63,471)
The Bank of Nova Scotia	3/5/2018	USD	3,616,934	CHF	3,408,400	—	(6,127)
JP Morgan & Chase Co.	3/5/2018	USD	41,163,607	DKK	251,247,796	19,451	—
RBC Capital Markets	3/5/2018	USD	27,536,283	DKK	168,103,500	18,252	—
The Bank of New York Mellon	3/5/2018	USD	9,515,909	DKK	58,081,304	4,436	—
The Bank of Nova Scotia	3/5/2018	USD	805,715	DKK	4,882,500	—	(5,404)
The Bank of Nova Scotia	3/5/2018	USD	41,647,572	DKK	254,250,100	27,606	—
The Bank of Nova Scotia	3/5/2018	USD	1,155,029	DKK	6,975,100	—	(11,712)
Goldman Sachs & Co.	3/5/2018	USD	290,859,616	EUR	238,522,233	259,272	—
JP Morgan & Chase Co.	3/5/2018	USD	567,804,619	EUR	465,464,785	300,035	—
RBC Capital Markets	3/5/2018	USD	14,458,911	EUR	11,773,600	—	(89,109)
RBC Capital Markets	3/5/2018	USD	974,431,954	EUR	798,943,922	687,485	—
RBC Capital Markets	3/5/2018	USD	20,742,110	EUR	16,819,500	—	(213,734)
The Bank of New York Mellon	3/5/2018	USD	50,106,325	EUR	41,075,000	26,144	—
The Bank of Nova Scotia	3/5/2018	USD	268,760,684	EUR	220,358,860	189,617	—
Goldman Sachs & Co.	3/5/2018	USD	27,377,587	GBP	19,870,278	—	(15,022)
JP Morgan & Chase Co.	3/5/2018	USD	353,391,826	GBP	256,460,204	—	(230,734)
RBC Capital Markets	3/5/2018	USD	229,258,982	GBP	166,388,926	—	(131,445)
The Bank of New York Mellon	3/5/2018	USD	167,146,841	GBP	121,299,332	—	(110,381)
The Bank of Nova Scotia	3/5/2018	USD	360,086,299	GBP	261,339,260	—	(206,455)
The Bank of Nova Scotia	3/5/2018	USD	12,877,412	GBP	9,045,000	—	(421,904)
The Bank of Nova Scotia	3/5/2018	USD	10,979,715	GBP	7,868,000	—	(145,007)
The Bank of Nova Scotia	3/5/2018	USD	7,651,461	GBP	5,507,600	—	(67,165)
JP Morgan & Chase Co.	3/5/2018	USD	65,968,279	HKD	516,221,570	4,714	—
RBC Capital Markets	3/5/2018	USD	35,593,638	HKD	278,530,898	2,544	—
The Bank of New York Mellon	3/5/2018	USD	10,461,813	HKD	81,857,932	—	(389)
The Bank of Nova Scotia	3/5/2018	USD	112,188,325	HKD	877,907,300	8,017	—
The Bank of Nova Scotia	3/5/2018	USD	2,138,217	HKD	16,725,600	—	(689)
The Bank of Nova Scotia	3/5/2018	USD	1,498,485	HKD	11,707,900	—	(2,218)
Goldman Sachs & Co.	3/5/2018	USD	3,246,758	ILS	11,281,024	—	(2,223)

JP Morgan & Chase Co.	3/5/2018	USD	1,315,883	ILS	4,571,876	—	(965)
RBC Capital Markets	3/5/2018	USD	752,990	ILS	2,616,300	—	(516)
The Bank of Nova Scotia	3/5/2018	USD	108,951	ILS	380,300	428	—
The Bank of Nova Scotia	3/5/2018	USD	155,568	ILS	543,300	691	—
The Bank of Nova Scotia	3/5/2018	USD	11,088,486	ILS	38,527,500	—	(7,592)
Goldman Sachs & Co.	3/5/2018	USD	251,854,369	JPY	26,869,838,910	79,793	—
JP Morgan & Chase Co.	3/5/2018	USD	403,629,900	JPY	43,062,801,826	131,020	—
RBC Capital Markets	3/5/2018	USD	15,903,579	JPY	1,695,967,700	—	(2,024)
RBC Capital Markets	3/5/2018	USD	400,820,230	JPY	42,769,522,599	190,877	—
RBC Capital Markets	3/5/2018	USD	10,846,676	JPY	1,187,177,400	284,412	—
The Bank of New York Mellon	3/5/2018	USD	242,956,247	JPY	25,920,516,098	76,974	—
The Bank of Nova Scotia	3/5/2018	USD	368,158,350	JPY	39,284,336,767	175,323	—
Goldman Sachs & Co.	3/5/2018	USD	5,885,759	NOK	46,417,362	—	(7,074)
JP Morgan & Chase Co.	3/5/2018	USD	7,732,884	NOK	60,984,919	—	(9,242)
RBC Capital Markets	3/5/2018	USD	15,522,841	NOK	122,430,200	—	(17,252)
RBC Capital Markets	3/5/2018	USD	303,203	NOK	2,394,300	31	—
RBC Capital Markets	3/5/2018	USD	435,566	NOK	3,420,500	—	(2,365)
The Bank of New York Mellon	3/5/2018	USD	10,671,881	NOK	84,162,719	—	(12,807)
The Bank of Nova Scotia	3/5/2018	USD	5,681,822	NOK	44,813,100	—	(6,315)
JP Morgan & Chase Co.	3/5/2018	USD	1,743,492	NZD	2,414,060	—	(2,554)
RBC Capital Markets	3/5/2018	USD	644,588	NZD	892,500	—	(948)
The Bank of Nova Scotia	3/5/2018	USD	8,978,535	NZD	12,431,340	—	(13,476)
The Bank of Nova Scotia	3/5/2018	USD	75,752	NZD	105,000	—	(29)
The Bank of Nova Scotia	3/5/2018	USD	110,139	NZD	150,000	—	(1,964)
JP Morgan & Chase Co.	3/5/2018	USD	43,345,577	SEK	359,071,658	824	—
RBC Capital Markets	3/5/2018	USD	42,783,924	SEK	354,486,200	8,931	—
The Bank of New York Mellon	3/5/2018	USD	34,562,240	SEK	286,310,142	539	—
The Bank of Nova Scotia	3/5/2018	USD	1,184,726	SEK	9,550,200	—	(31,845)
The Bank of Nova Scotia	3/5/2018	USD	52,054,095	SEK	431,294,200	10,866	—
The Bank of Nova Scotia	3/5/2018	USD	1,681,228	SEK	13,643,100	—	(34,261)
Goldman Sachs & Co.	3/5/2018	USD	3,430,273	SGD	4,537,600	—	(4,791)
JP Morgan & Chase Co.	3/5/2018	USD	564,026	SGD	747,000	—	(108)
JP Morgan & Chase Co.	3/5/2018	USD	42,896,625	SGD	56,745,800	—	(58,612)
RBC Capital Markets	3/5/2018	USD	24,290,887	SGD	32,133,200	—	(33,190)
RBC Capital Markets	3/5/2018	USD	809,084	SGD	1,067,200	—	(3,444)

The Bank of Nova Scotia	3/5/2018	USD	14,009,147	SGD	18,532,000	—	(19,142)
JP Morgan & Chase Co.	4/5/2018	AUD	215,459,958	USD	167,898,853	541,693	—
RBC Capital Markets	4/5/2018	AUD	1,128,300	USD	879,241	2,841	—
RBC Capital Markets	4/5/2018	AUD	6,978,000	USD	5,437,558	17,440	—
The Bank of Nova Scotia	4/5/2018	AUD	342,132,142	USD	266,607,498	858,521	—
JP Morgan & Chase Co.	4/5/2018	CHF	103,654,814	USD	110,018,142	—	(110,340)
RBC Capital Markets	4/5/2018	CHF	107,200,100	USD	113,754,039	—	(141,147)
The Bank of New York Mellon	4/5/2018	CHF	76,507,586	USD	81,205,313	—	(80,485)
The Bank of Nova Scotia	4/5/2018	CHF	223,411,100	USD	237,068,623	—	(295,416)
JP Morgan & Chase Co.	4/5/2018	DKK	251,247,796	USD	41,266,581	—	(22,496)
RBC Capital Markets	4/5/2018	DKK	168,103,500	USD	27,604,109	—	(21,361)
The Bank of New York Mellon	4/5/2018	DKK	58,081,304	USD	9,539,666	—	(5,187)
The Bank of Nova Scotia	4/5/2018	DKK	254,250,100	USD	41,748,785	—	(33,679)
Goldman Sachs & Co.	4/5/2018	EUR	238,522,233	USD	291,569,578	—	(277,343)
JP Morgan & Chase Co.	4/5/2018	EUR	465,464,785	USD	569,191,518	—	(333,857)
RBC Capital Markets	4/5/2018	EUR	798,943,922	USD	976,801,622	—	(756,404)
The Bank of New York Mellon	4/5/2018	EUR	41,075,000	USD	50,229,385	—	(28,455)
The Bank of Nova Scotia	4/5/2018	EUR	220,358,860	USD	269,412,946	—	(209,948)
Goldman Sachs & Co.	4/5/2018	GBP	19,870,278	USD	27,419,851	15,588	—
JP Morgan & Chase Co.	4/5/2018	GBP	256,460,204	USD	353,931,392	232,122	—
RBC Capital Markets	4/5/2018	GBP	166,388,926	USD	229,607,566	130,865	—
The Bank of New York Mellon	4/5/2018	GBP	121,299,332	USD	167,402,176	111,171	—
The Bank of Nova Scotia	4/5/2018	GBP	261,339,260	USD	360,632,498	204,236	—
Goldman Sachs & Co.	4/5/2018	ILS	11,281,024	USD	3,251,531	1,666	—
JP Morgan & Chase Co.	4/5/2018	ILS	4,571,876	USD	1,318,075	998	—
RBC Capital Markets	4/5/2018	ILS	2,616,300	USD	754,119	409	—
The Bank of Nova Scotia	4/5/2018	ILS	38,527,500	USD	11,104,306	5,210	—
Goldman Sachs & Co.	4/5/2018	JPY	26,869,838,910	USD	252,436,434	—	(78,224)
JP Morgan & Chase Co.	4/5/2018	JPY	43,062,801,826	USD	404,559,841	—	(131,409)
RBC Capital Markets	4/5/2018	JPY	42,769,522,599	USD	401,748,311	—	(186,788)
The Bank of New York Mellon	4/5/2018	JPY	25,920,516,098	USD	243,519,120	—	(74,088)
The Bank of Nova Scotia	4/5/2018	JPY	39,284,336,767	USD	369,005,606	—	(176,767)
Goldman Sachs & Co.	4/5/2018	NOK	46,417,362	USD	5,891,885	6,798	—
JP Morgan & Chase Co.	4/5/2018	NOK	60,984,919	USD	7,741,129	9,075	—
RBC Capital Markets	4/5/2018	NOK	122,430,200	USD	15,538,799	16,322	—

The Bank of New York Mellon	4/5/2018	NOK	84,162,719	USD	10,683,124	12,441	—
The Bank of Nova Scotia	4/5/2018	NOK	44,813,100	USD	5,687,663	5,974	—
JP Morgan & Chase Co.	4/5/2018	NZD	2,414,060	USD	1,743,000	2,512	—
RBC Capital Markets	4/5/2018	NZD	892,500	USD	644,404	930	—
The Bank of Nova Scotia	4/5/2018	NZD	12,431,340	USD	8,975,552	12,811	—
JP Morgan & Chase Co.	4/5/2018	SEK	359,071,658	USD	43,453,358	—	(3,940)
RBC Capital Markets	4/5/2018	SEK	354,486,200	USD	42,889,005	—	(13,330)
The Bank of New York Mellon	4/5/2018	SEK	286,310,142	USD	34,648,402	—	(2,801)
The Bank of Nova Scotia	4/5/2018	SEK	431,294,200	USD	52,179,418	—	(18,743)
Goldman Sachs & Co.	4/5/2018	SGD	4,537,600	USD	3,431,661	4,574	—
JP Morgan & Chase Co.	4/5/2018	SGD	56,745,800	USD	42,912,033	53,960	—
RBC Capital Markets	4/5/2018	SGD	32,133,200	USD	24,297,591	28,534	—
The Bank of Nova Scotia	4/5/2018	SGD	18,532,000	USD	14,014,444	17,887	—
The Bank of Nova Scotia	4/5/2018	USD	22,519,663	CHF	21,216,000	21,363	—
The Bank of Nova Scotia	4/5/2018	USD	1,995,627	DKK	12,149,000	892	—
RBC Capital Markets	4/5/2018	USD	82,760,637	EUR	67,675,000	43,972	—
The Bank of Nova Scotia	4/5/2018	USD	43,297,752	GBP	31,372,000	—	(30,792)
The Bank of Nova Scotia	4/5/2018	USD	71,676,994	JPY	7,629,077,000	18,776	—
RBC Capital Markets	4/5/2018	USD	1,629,806	NOK	12,839,000	—	(1,996)
JP Morgan & Chase Co.	4/6/2018	HKD	516,221,570	USD	66,025,653	—	(9,214)
RBC Capital Markets	4/6/2018	HKD	278,530,898	USD	35,623,319	—	(6,247)
The Bank of New York Mellon	4/6/2018	HKD	81,857,932	USD	10,470,779	—	(457)
The Bank of Nova Scotia	4/6/2018	HKD	877,907,300	USD	112,285,181	—	(16,388)
The Bank of Nova Scotia	4/6/2018	USD	5,179,822	HKD	40,493,000	27	—

Total unrealized appreciation (depreciation)						$138,943,398	$(43,194,320)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$6,299,185,659	$—	$—	$6,299,185,659
Preferred Stocks	35,684,016	—	—	35,684,016
Rights	4,795	—	63,755	68,550
Short-Term Investments	88,958,854	—	—	88,958,854
Derivatives(j)
Forward Foreign Currency Contracts	—	138,943,398	—	138,943,398
Futures Contracts	830,377	—	—	830,377

TOTAL	$6,424,663,701	$138,943,398	$63,755	$6,563,670,854

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(43,194,320)	$—	$(43,194,320)
Futures Contracts	(4,296,203)	—	—	(4,296,203)

TOTAL	$(4,296,203)	$(43,194,320)	$—	$(47,490,523)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.2%
Brazil - 3.6%
Brazilian Government International Bond
8.25%, 1/20/34	$65,000	$83,037
7.125%, 1/20/37	100,000	117,500
5.625%, 1/07/41	125,000	120,938

		321,475

Chile - 2.1%
Chile Government International Bond
3.86%, 6/21/47	200,000	190,500

China - 2.3%
Export-Import Bank of China
3.625%, 7/31/24, 144A	200,000	201,246

Colombia - 5.2%
Colombia Government International Bond
2.625%, 3/15/23	200,000	191,075
8.125%, 5/21/24	25,000	30,844
7.375%, 9/18/37	100,000	128,150
6.125%, 1/18/41	100,000	114,150

		464,219

Croatia - 2.4%
Croatia Government International Bond
6.625%, 7/14/20, 144A	200,000	214,619

Ecuador - 3.4%
Ecuador Government International Bond
7.875%, 1/23/28, 144A	300,000	300,300

Egypt - 4.7%
Egypt Government International Bond
5.875%, 6/11/25, 144A	200,000	201,642
7.50%, 1/31/27, 144A	200,000	216,732

		418,374

El Salvador - 0.9%
El Salvador Government International Bond
7.65%, 6/15/35, 144A(a)	80,000	84,772

Hungary - 4.2%
Hungary Government International Bond
6.375%, 3/29/21	100,000	109,343
5.75%, 11/22/23	70,000	77,668
5.375%, 3/25/24	106,000	116,002
7.625%, 3/29/41	50,000	72,564

		375,577

Indonesia - 5.3%
Indonesia Government International Bond
8.50%, 10/12/35, 144A	100,000	142,588
6.625%, 2/17/37, 144A	100,000	121,261
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/26, 144A	200,000	204,874

		468,723

Kazakhstan - 2.5%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A	200,000	219,116

Lebanon - 0.6%
Lebanon Government International Bond
GMTN, 6.375%, 3/09/20	50,000	49,778

Lithuania - 1.2%
Lithuania Government International Bond
6.125%, 3/09/21, 144A	100,000	108,769

Malaysia - 2.2%
Malaysia Sovereign Sukuk BHD
3.043%, 4/22/25, 144A	200,000	195,910

Mexico - 4.5%
Mexico Government International Bond
3.625%, 3/15/22	50,000	50,825
4.00%, 10/02/23	30,000	30,626
Series A, MTN, 6.75%, 9/27/34	10,000	12,505
6.05%, 1/11/40	26,000	29,348
MTN, 4.75%, 3/08/44	120,000	115,800
5.55%, 1/21/45	35,000	37,546
GMTN, 5.75%, 10/12/10	120,000	121,800

		398,450

Panama - 2.5%
Panama Government International Bond
6.70%, 1/26/36	175,000	222,950

Peru - 4.3%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	124,900
8.75%, 11/21/33	75,000	113,437
6.55%, 3/14/37	40,000	51,820
5.625%, 11/18/50	75,000	89,813

		379,970

Philippines - 5.0%
Philippine Government International Bond
10.625%, 3/16/25	75,000	108,062
9.50%, 2/02/30	225,000	339,293

		447,355

Poland - 4.5%
Poland Government International Bond
5.125%, 4/21/21	80,000	85,175
5.00%, 3/23/22	50,000	53,495
3.00%, 3/17/23	140,000	138,604
4.00%, 1/22/24	70,000	72,582
3.25%, 4/06/26	50,000	49,439

		399,295

Qatar - 5.1%
Qatar Government International Bond
2.375%, 6/02/21, 144A	200,000	193,624
9.75%, 6/15/30, 144A	90,000	135,247
6.40%, 1/20/40, 144A	100,000	121,381

		450,252

Romania - 3.4%
Romanian Government International Bond
6.75%, 2/07/22, 144A	100,000	111,775
4.375%, 8/22/23, 144A	10,000	10,338
4.875%, 1/22/24, 144A	86,000	91,269
6.125%, 1/22/44, 144A	70,000	84,732

		298,114

Russia - 4.8%
Russian Foreign Bond - Eurobond
12.75%, 6/24/28, 144A	250,000	424,151

South Africa - 5.6%
South Africa Government International Bond
5.875%, 5/30/22	100,000	107,996
4.665%, 1/17/24	200,000	202,661
4.30%, 10/12/28	200,000	188,615

		499,272

Sri Lanka - 2.4%
Sri Lanka Government International Bond
6.85%, 11/03/25, 144A	200,000	209,895

Turkey - 6.2%
Turkey Government International Bond
7.00%, 6/05/20	70,000	74,551
7.375%, 2/05/25	55,000	61,780
4.875%, 10/09/26	200,000	191,345
11.875%, 1/15/30	40,000	60,487
8.00%, 2/14/34	80,000	93,803
7.25%, 3/05/38	60,000	66,073

		548,039

Ukraine - 4.9%
Ukraine Government International Bond
7.75%, 9/01/24, 144A	120,000	124,800
7.75%, 9/01/25, 144A	100,000	103,249
7.75%, 9/01/26, 144A	100,000	102,941
7.75%, 9/01/27, 144A	100,000	102,909

		433,899

Uruguay - 3.4%
Uruguay Government International Bond
4.50%, 8/14/24(a)	15,000	15,877
4.375%, 10/27/27	75,000	77,556
7.625%, 3/21/36	30,000	41,517
5.10%, 6/18/50	165,000	171,765

		306,715

TOTAL SOVEREIGN BONDS (Cost $8,719,113)		8,631,735

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $29,340)	29,340	29,340

TOTAL INVESTMENTS - 97.5% (Cost $8,748,453)		$8,661,075
Other assets and liabilities, net - 2.5%		216,887

NET ASSETS - 100.0%		$8,877,962

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
226,980	—	(197,640)	—	—	395	—	29,340	29,340

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $28,600, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	2	$425,312	$424,937	6/29/2018	$375
5-Year U.S. Treasury Note	USD	15	1,711,352	1,708,945	6/29/2018	2,406
10-Year Ultra U.S. Treasury Note	USD	11	1,410,062	1,408,688	6/20/2018	1,375
10-Year U.S. Treasury Note	USD	20	2,405,000	2,400,938	6/20/2018	4,063
U.S. Treasury Long Bond	USD	14	2,005,500	2,008,125	6/20/2018	(2,625)
U.S. Treasury Ultra Bond	USD	2	310,797	311,750	6/20/2018	(953)

Total net unrealized appreciation						$4,641

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(e)	$—	$8,631,735	$—	$8,631,735
Short-Term Investments	29,340	—	—	29,340
Derivatives(f)
Futures Contracts	8,219	—	—	8,219

TOTAL	$37,559	$8,631,735	$—	$8,669,294

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Futures Contracts	$(3,578)	$—	$—	$(3,578)

TOTAL	$(3,578)	$—	$—	$(3,578)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
Xtrackers High Beta High Yield Bond ETF(a)	7,500	$368,025
Xtrackers USD High Yield Corporate Bond ETF(a)(b)	62,348	3,105,554

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,490,773)		3,473,579

SECURITIES LENDING COLLATERAL - 20.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d) (Cost $714,350)	714,350	714,350

TOTAL INVESTMENTS - 120.4% (Cost $4,205,123)		$4,187,929
Other assets and liabilities, net - (20.4%)		(709,227)

NET ASSETS - 100.0%		$3,478,702

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUNDS - 99.9%
Xtrackers High Beta High Yield Bond ETF(a)
—	888,480	(515,223)	(3,057)	(2,175)	—	—	7,500	368,025
Xtrackers USD High Yield Corporate Bond ETF(a)(b)
—	9,788,057	(6,629,507)	(38,032)	(14,964)	7,748	—	62,348	3,105,554
SECURITIES LENDING COLLATERAL - 20.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(c)(d)
854,893	—	(140,543)	—	—	3,903	—	714,350	714,350

854,893	10,676,537	(7,285,273)	(41,089)	(17,139)	11,651	—	784,198	4,187,929

(a)	Affiliated fund advised by DBX Advisors LLC.

(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $692,810, which is 19.9% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

At February 28, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
2-Year U.S. Treasury Note	USD	3	$637,968	$637,406	6/29/2018	$562
5-Year U.S. Treasury Note	USD	13	1,483,930	1,481,086	6/29/2018	2,844
10-Year Ultra U.S. Treasury Note	USD	1	128,149	128,063	6/20/2018	86
10-Year U.S. Treasury Note	USD	9	1,082,391	1,080,422	6/20/2018	1,969

Total unrealized appreciation						$5,461

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds(f)	$3,473,579	$—	$—	$3,473,579
Short-Term Investments	714,350	—	—	714,350
Derivatives(g)
Futures Contracts	5,461	—	—	5,461

TOTAL	$4,193,390	$—	$—	$4,193,390

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.7%
Basic Materials - 1.8%
Chemicals - 1.1%
Dow Chemical Co.
7.375%, 11/01/29	$50,000	$64,553
LyondellBasell Industries NV
4.625%, 2/26/55	25,000	24,643

		89,196

Forest Products & Paper - 0.2%
International Paper Co.
4.80%, 6/15/44	20,000	20,888

Mining - 0.5%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	28,859
Newmont Mining Corp.
3.50%, 3/15/22	15,000	15,051

		43,910

Communications - 12.2%
Internet - 0.5%
Amazon.com, Inc.
3.30%, 12/05/21	20,000	20,314
4.80%, 12/05/34	20,000	22,213

		42,527

Media - 3.4%
21st Century Fox America, Inc.
6.15%, 2/15/41	20,000	25,301
Comcast Corp.
4.20%, 8/15/34	70,000	70,329
3.969%, 11/01/47	25,000	23,395
Discovery Communications LLC
5.20%, 9/20/47	25,000	24,945
NBCUniversal Media LLC
5.95%, 4/01/41	25,000	30,264
Time Warner, Inc.
3.60%, 7/15/25	40,000	38,933
Viacom, Inc.
4.25%, 9/01/23	25,000	25,674
Walt Disney Co.
MTN, 2.95%, 6/15/27 (a)	50,000	48,253

		287,094

Telecommunications - 8.3%
AT&T, Inc.
3.40%, 5/15/25	18,000	17,312
3.90%, 8/14/27	30,000	29,851
5.35%, 9/01/40	28,000	29,073
4.80%, 6/15/44	45,000	43,239
4.50%, 3/09/48	50,000	45,731
4.55%, 3/09/49	50,000	45,864
Cisco Systems, Inc.
5.50%, 1/15/40	20,000	24,979
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	14,286
Motorola Solutions, Inc.
3.75%, 5/15/22	40,000	40,079
Orange SA
4.125%, 9/14/21	23,000	23,933
Telefonica Europe BV
8.25%, 9/15/30	50,000	68,519
Verizon Communications, Inc.
4.60%, 4/01/21	75,000	78,478
2.946%, 3/15/22	20,000	19,746
4.40%, 11/01/34	75,000	73,828
4.812%, 3/15/39	50,000	50,584
4.862%, 8/21/46	25,000	24,993
5.012%, 4/15/49	25,000	25,470
Vodafone Group PLC
2.95%, 2/19/23	55,000	53,990

		709,955

Consumer, Cyclical - 6.3%
Auto Manufacturers - 2.3%
Ford Motor Co.
4.75%, 1/15/43	65,000	60,208
General Motors Co.
4.875%, 10/02/23	70,000	73,509
General Motors Financial Co., Inc.
4.20%, 3/01/21	30,000	30,730

Toyota Motor Credit Corp.
MTN, 3.30%, 1/12/22	30,000	30,338

		194,785

Housewares - 0.5%
Newell Brands, Inc.
3.85%, 4/01/23	40,000	39,867

Retail - 3.5%
Home Depot, Inc.
2.00%, 4/01/21	25,000	24,433
3.00%, 4/01/26	70,000	67,964
Lowe’s Cos., Inc.
4.375%, 9/15/45	30,000	30,908
McDonald’s Corp.
MTN, 3.70%, 1/30/26	50,000	50,237
Target Corp.
4.00%, 7/01/42	30,000	29,479
TJX Cos., Inc.
2.25%, 9/15/26	23,000	20,805
Walmart, Inc.
2.55%, 4/11/23	50,000	49,002
3.625%, 12/15/47	30,000	29,218

		302,046

Consumer, Non-cyclical - 19.0%
Agriculture - 1.1%
Altria Group, Inc.
4.00%, 1/31/24	25,000	25,740
Philip Morris International, Inc.
4.375%, 11/15/41	40,000	40,471
Reynolds American, Inc.
5.70%, 8/15/35	25,000	28,553

		94,764

Beverages - 3.6%
Anheuser-Busch InBev Finance, Inc.
2.625%, 1/17/23	25,000	24,272
3.30%, 2/01/23	50,000	49,918
3.65%, 2/01/26	27,000	26,770
4.00%, 1/17/43	30,000	28,598
4.625%, 2/01/44	25,000	26,027
4.90%, 2/01/46	30,000	32,117
Coca-Cola (The) Co.
2.875%, 10/27/25	25,000	24,325
Molson Coors Brewing Co.
3.00%, 7/15/26	20,000	18,683
PepsiCo, Inc.
3.60%, 3/01/24	40,000	40,807
4.875%, 11/01/40	20,000	22,631
4.45%, 4/14/46	10,000	10,718

		304,866

Biotechnology - 2.4%
Amgen, Inc.
3.125%, 5/01/25	61,000	59,220
4.663%, 6/15/51	16,000	16,213
Celgene Corp.
4.35%, 11/15/47	30,000	28,370
Gilead Sciences, Inc.
4.50%, 4/01/21	50,000	52,335
4.00%, 9/01/36	25,000	24,624
4.75%, 3/01/46	25,000	26,237

		206,999

Cosmetics/Personal Care - 0.2%
Procter & Gamble Co.
5.55%, 3/05/37	15,000	18,939

Food - 1.1%
JM Smucker Co.
3.50%, 10/15/21	25,000	25,451
Kraft Heinz Foods Co.
3.95%, 7/15/25	29,000	28,717
6.50%, 2/09/40	35,000	41,640

		95,808

Healthcare-Products - 2.0%
Abbott Laboratories
4.90%, 11/30/46	25,000	26,990
Becton Dickinson and Co.
4.669%, 6/06/47	30,000	29,968
Medtronic, Inc.
3.625%, 3/15/24	50,000	51,016
Stryker Corp.
4.625%, 3/15/46	15,000	15,882
Thermo Fisher Scientific, Inc.
3.20%, 8/15/27	30,000	28,575
Zimmer Biomet Holdings, Inc.
3.15%, 4/01/22	20,000	19,700

		172,131

Healthcare-Services - 1.5%
Aetna, Inc.
3.875%, 8/15/47	20,000	17,772
Anthem, Inc.
4.625%, 5/15/42	25,000	25,468
Laboratory Corp. of America Holdings
3.60%, 2/01/25	35,000	34,487
UnitedHealth Group, Inc.
4.75%, 7/15/45	40,000	44,274

		122,001

Pharmaceuticals - 7.1%
AbbVie, Inc.
4.70%, 5/14/45	75,000	77,683
Allergan Funding SCS
3.80%, 3/15/25	75,000	74,116
AstraZeneca PLC
6.45%, 9/15/37	20,000	25,641
Cardinal Health, Inc.
2.616%, 6/15/22	25,000	24,217
CVS Health Corp.
3.875%, 7/20/25	45,000	44,528
Express Scripts Holding Co.
3.40%, 3/01/27	50,000	47,460
GlaxoSmithKline Capital PLC
2.85%, 5/08/22	40,000	39,789
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	40,000	39,299
Johnson & Johnson
5.95%, 8/15/37	20,000	25,842
3.50%, 1/15/48	15,000	14,187
Mylan NV
5.25%, 6/15/46	15,000	15,204
Novartis Capital Corp.
3.10%, 5/17/27	25,000	24,479
Pfizer, Inc.
2.20%, 12/15/21	25,000	24,503
4.40%, 5/15/44	50,000	53,523
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	50,000	48,317
Zoetis, Inc.
3.00%, 9/12/27	25,000	23,501

		602,289

Energy - 10.0%
Oil & Gas - 5.5%
Anadarko Petroleum Corp.
4.85%, 3/15/21	50,000	52,200
Apache Corp.
5.10%, 9/01/40	40,000	41,156
BP Capital Markets PLC
2.75%, 5/10/23	50,000	48,914
3.279%, 9/19/27	20,000	19,436
Chevron Corp.
2.10%, 5/16/21	50,000	48,860
ConocoPhillips
6.50%, 2/01/39	25,000	32,798
Exxon Mobil Corp.
3.567%, 3/06/45	25,000	23,821
Occidental Petroleum Corp.
4.10%, 2/15/47	30,000	29,318
Phillips 66
4.30%, 4/01/22	20,000	20,784
4.875%, 11/15/44	20,000	21,126
Shell International Finance BV
4.55%, 8/12/43	65,000	70,166
Total Capital International SA
3.70%, 1/15/24	40,000	40,909
Valero Energy Corp.
3.40%, 9/15/26	20,000	19,137

		468,625

Oil & Gas Services - 1.1%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.08%, 12/15/47	15,000	14,117

Halliburton Co.
3.50%, 8/01/23	25,000	25,171
3.80%, 11/15/25	30,000	30,067
Schlumberger Investment SA
3.65%, 12/01/23	25,000	25,518

		94,873

Pipelines - 3.4%
Enbridge, Inc.
4.00%, 10/01/23	35,000	35,777
Enterprise Products Operating LLC
5.10%, 2/15/45	45,000	48,778
Kinder Morgan, Inc./de
4.30%, 6/01/25	50,000	50,530
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/25	36,000	36,353
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27	75,000	71,708
Williams Partners LP
3.75%, 6/15/27	50,000	48,419

		291,565

Financial - 30.9%
Banks - 25.0%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	115,000	114,740
MTN, 4.00%, 1/22/25	25,000	25,130
MTN, 4.25%, 10/22/26	65,000	65,591
MTN, 5.00%, 1/21/44	10,000	11,259
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	50,000	47,348
Bank of Nova Scotia
4.50%, 12/16/25	25,000	25,627
BB&T Corp.
MTN, 2.05%, 5/10/21	25,000	24,290
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
MTN, 3.25%, 3/03/23	40,000	39,854
Capital One Financial Corp.
3.20%, 2/05/25	36,000	34,565
Citigroup, Inc.
2.35%, 8/02/21	20,000	19,484
2.90%, 12/08/21	50,000	49,398
3.40%, 5/01/26	50,000	48,631
5.30%, 5/06/44	31,000	34,347
4.75%, 5/18/46	25,000	25,674
Cooperatieve Rabobank UA
3.875%, 2/08/22	50,000	51,133
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	35,371
4.55%, 4/17/26	50,000	51,926
Discover Bank
3.45%, 7/27/26	25,000	23,724
Fifth Third Bancorp
4.30%, 1/16/24	40,000	41,391
Goldman Sachs Group, Inc.
5.75%, 1/24/22	50,000	54,256
3.50%, 1/23/25	50,000	49,149
5.95%, 1/15/27	19,000	21,454
6.25%, 2/01/41	50,000	63,461
MTN, 4.80%, 7/08/44	15,000	16,099
HSBC Holdings PLC
3.40%, 3/08/21	50,000	50,355
5.10%, 4/05/21	75,000	79,117
4.00%, 3/30/22	40,000	41,009
ING Groep NV
3.95%, 3/29/27	20,000	19,988
JPMorgan Chase & Co.
4.625%, 5/10/21	50,000	52,415
3.875%, 9/10/24	50,000	50,325
3.125%, 1/23/25	37,000	35,964
3.30%, 4/01/26	25,000	24,270
6.40%, 5/15/38	25,000	32,758
5.60%, 7/15/41	25,000	30,175
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	50,000	48,017
Morgan Stanley
GMTN, 2.50%, 4/21/21	30,000	29,500
GMTN, 5.50%, 7/28/21	35,000	37,565
GMTN, 3.70%, 10/23/24	45,000	45,007
GMTN, 4.35%, 9/08/26	40,000	40,674
4.30%, 1/27/45	40,000	40,087
PNC Financial Services Group, (The), Inc.
3.90%, 4/29/24	20,000	20,394
3.30%, 3/08/22	30,000	30,221

Santander UK PLC
4.00%, 3/13/24	50,000	51,036
State Street Corp.
3.10%, 5/15/23	25,000	24,666
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	50,000	45,919
US Bancorp
MTN, 4.125%, 5/24/21	12,000	12,442
MTN, 3.00%, 3/15/22	25,000	25,019
Wells Fargo & Co.
4.125%, 8/15/23	40,000	40,982
3.00%, 4/22/26	60,000	56,843
3.00%, 10/23/26	50,000	47,201
5.375%, 2/07/35	50,000	58,081
5.606%, 1/15/44	35,000	40,427
Westpac Banking Corp.
3.35%, 3/08/27	50,000	48,606

		2,132,965

Diversified Financial Services - 2.2%
American Express Credit Corp.
MTN, 2.25%, 5/05/21	25,000	24,407
MTN, 2.70%, 3/03/22	25,000	24,528
CME Group, Inc.
5.30%, 9/15/43	15,000	18,371
Jefferies Group LLC
6.875%, 4/15/21	25,000	27,528
Synchrony Financial
4.25%, 8/15/24	40,000	40,333
Visa, Inc.
3.15%, 12/14/25	30,000	29,385
4.15%, 12/14/35	25,000	26,400

		190,952

Insurance - 2.3%
American International Group, Inc.
4.50%, 7/16/44	30,000	29,920
Berkshire Hathaway, Inc.
3.125%, 3/15/26	30,000	29,226
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	75,000	80,189
Manulife Financial Corp.
4.15%, 3/04/26	25,000	25,589
MetLife, Inc.
5.70%, 6/15/35	25,000	29,963

		194,887

Real Estate Investment Trusts - 1.4%
American Tower Corp.
5.00%, 2/15/24	40,000	42,706
Boston Properties LP
4.125%, 5/15/21	50,000	51,622
Simon Property Group LP
3.25%, 11/30/26	25,000	24,256

		118,584

Industrial - 5.3%
Aerospace/Defense - 1.7%
Lockheed Martin Corp.
4.09%, 9/15/52	22,000	21,494
Northrop Grumman Corp.
3.25%, 8/01/23	20,000	19,865
Rockwell Collins, Inc.
3.50%, 3/15/27	50,000	48,737
United Technologies Corp.
3.10%, 6/01/22	20,000	19,920
5.70%, 4/15/40	25,000	29,894

		139,910

Electronics - 0.5%
Fortive Corp.
3.15%, 6/15/26	20,000	19,375
Honeywell International, Inc.
2.50%, 11/01/26	25,000	23,126

		42,501

Machinery-Construction & Mining - 0.2%
Caterpillar, Inc.
3.803%, 8/15/42	20,000	19,949

Machinery-Diversified - 0.1%
John Deere Capital Corp.
MTN, 2.80%, 3/06/23	10,000	9,824

Miscellaneous Manufacturing - 1.9%
Eaton Corp.
2.75%, 11/02/22	25,000	24,491
General Electric Co.
2.70%, 10/09/22	40,000	38,720
MTN, 5.875%, 1/14/38	65,000	76,241
4.125%, 10/09/42	25,000	23,415

		162,867

Transportation - 0.9%
Burlington Northern Santa Fe LLC
3.90%, 8/01/46	25,000	24,676
CSX Corp.
4.10%, 3/15/44	20,000	19,351
FedEx Corp.
5.10%, 1/15/44	20,000	21,952
United Parcel Service, Inc.
3.75%, 11/15/47	10,000	9,591

		75,570

Technology - 10.3%
Computers - 4.0%
Apple, Inc.
1.55%, 8/04/21	36,000	34,513
2.85%, 2/23/23	50,000	49,554
2.40%, 5/03/23	75,000	72,599
3.20%, 5/13/25	17,000	16,855
2.45%, 8/04/26	40,000	37,094
4.45%, 5/06/44	25,000	26,520
4.375%, 5/13/45	18,000	18,907
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	50,000	51,909
HP, Inc.
4.30%, 6/01/21	30,000	31,071

		339,022

Semiconductors - 2.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	35,000	32,378
Intel Corp.
3.70%, 7/29/25	40,000	40,843
4.10%, 5/11/47	25,000	25,641
QUALCOMM, Inc.
3.00%, 5/20/22	50,000	49,012
3.45%, 5/20/25	25,000	24,245

		172,119

Software - 4.3%
Microsoft Corp.
2.40%, 8/08/26	50,000	46,488
3.30%, 2/06/27	50,000	49,607
3.50%, 2/12/35	50,000	49,189
3.70%, 8/08/46	30,000	29,204
4.25%, 2/06/47	40,000	42,779
Oracle Corp.
3.40%, 7/08/24	25,000	25,076
4.30%, 7/08/34	50,000	52,841
4.00%, 7/15/46	30,000	29,673
4.00%, 11/15/47	20,000	19,809
VMware, Inc.
3.90%, 8/21/27	25,000	23,860

		368,526

Utilities - 1.9%
Electric - 1.8%
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	10,000	10,612
Duke Energy Corp.
1.80%, 9/01/21	25,000	23,929
3.75%, 9/01/46	20,000	18,305
Exelon Corp.
4.45%, 4/15/46	20,000	20,361
Pacific Gas & Electric Co.
6.05%, 3/01/34	45,000	52,855
Southern Co.
4.40%, 7/01/46	25,000	25,191

		151,253

Gas - 0.1%
Sempra Energy 4.00%, 2/01/48	10,000	9,372

TOTAL CORPORATE BONDS (Cost $8,570,533)		8,331,429

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $29,700)	29,700	29,700

TOTAL INVESTMENTS - 98.0% (Cost $8,600,233)		$8,361,129
Other assets and liabilities, net - 2.0%		168,422

NET ASSETS - 100.0%		$8,529,551

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
—	29,700	—	—	—	55	—	29,700	29,700

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $28,952, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At February 28, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	2	$425,312	$ 424,937	6/29/2018	$375
5-Year U.S. Treasury Note	USD	18	2,054,672	2,050,734	6/29/2018	3,938
10-Year Ultra U.S. Treasury Note	USD	7	897,094	896,438	6/20/2018	656
10-Year U.S. Treasury Note	USD	16	1,924,250	1,920,750	6/20/2018	3,500
Ultra Long U.S. Treasury Bond	USD	9	1,398,094	1,402,875	6/20/2018	(4,781)
U.S. Treasury Long Bond	USD	10	1,432,656	1,434,375	6/20/2018	(1,719)

Total net unrealized appreciation						$1,969

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$8,331,429	$—	$8,331,429
Short-Term Investments	29,700	—	—	29,700
Derivatives(f)
Futures Contracts	8,469	—	—	8,469

TOTAL	$38,169	$8,331,429	$—	$8,369,598

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Futures Contracts	$(6,500)	$—	$—	$(6,500)

TOTAL	$(6,500)	$—	$—	$(6,500)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.8%
Alabama - 1.6%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/01/37	$200,000	$233,024
County of Jefferson AL Sewer Revenue,
Series A, 5.00%, 10/01/44	100,000	109,189
Series D, 6.50%, 10/01/53	580,000	685,473

		1,027,686

Arizona - 1.7%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/01/38	450,000	518,215
Series A, 5.00%, 1/01/39	500,000	582,255

		1,100,470

California - 20.7%
Bay Area Toll Authority, Highway Revenue Tolls,
5.00%, 10/01/54	1,350,000	1,499,904
City of Los Angeles CA Wastewater System Revenue, Sewer Revenue,
Series A, 5.00%, 6/01/43	100,000	111,437
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/15/46	975,000	1,082,123
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/01/45	100,000	115,954
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls,
Series C, 6.25%, 1/15/33	1,000,000	1,177,210
Series A, 6.00%, 1/15/49	550,000	643,654
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/01/42	500,000	518,755
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series A, 5.00%, 7/01/42	500,000	574,540
Series A, 5.00%, 7/01/46	750,000	848,925
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, 7/01/41	500,000	568,560
Series A, 5.00%, 7/01/41	200,000	229,984
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/01/41	500,000	561,975
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/01/43	600,000	655,590
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 4.75%, 4/01/48	250,000	268,678
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/01/46	500,000	553,210
Series C, 5.00%, 5/01/46	1,350,000	1,513,013
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls,
Series A, 5.00%, 1/15/44	2,000,000	2,179,140
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/01/33	395,000	464,911

		13,567,563

Connecticut - 0.2%
State of Connecticut Special Tax, Fuel Sales Tax Revenue,
Series A, 5.00%, 10/01/33	145,000	157,698

District of Columbia - 2.2%
District of Columbia Water & Sewer Authority, Water Revenue,
Series C, 5.00%, 10/01/44	630,000	705,121
Series A, 5.00%, 10/01/48	200,000	220,300

Metropolitan Washington Airports Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/35	455,000	509,491

		1,434,912

Florida - 4.6%
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.25%, 10/01/43	35,000	39,209
County of Miami-Dade FL Aviation Revenue,
Series A, AMT, 5.00%, 10/01/38	500,000	552,700
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue,
5.00%, 10/01/36	815,000	899,377
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/01/38	90,000	93,488
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/01/44	165,000	169,361
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/52	500,000	552,440
Orlando-Orange County Expressway Authority, Highway Revenue Tolls,
5.00%, 7/01/35	200,000	221,954
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/01/42	500,000	514,495

		3,043,024

Georgia - 1.9%
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/01/40	1,100,000	1,240,833

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/01/46	50,000	53,583

Hawaii - 0.9%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/01/40	500,000	563,245

Illinois - 6.0%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/01/41	500,000	560,410
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/01/42	1,000,000	1,099,490
Series D, 5.00%, 1/01/47	500,000	559,350
City of Chicago IL Waterworks, Water Revenue,
4.00%, 11/01/37	80,000	80,098
5.00%, 11/01/39	275,000	297,957
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/01/34	45,000	46,696
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/01/31	10,000	11,454
Series C, 5.00%, 1/01/36	50,000	55,871
Series A, 5.00%, 1/01/40	1,090,000	1,219,514

		3,930,840

Indiana - 0.9%
Indiana Finance Authority,
Series C, 5.00%, 6/01/29	300,000	364,584

Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/01/42	200,000	225,356

		589,940

Kansas - 0.0%
State of Kansas Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 9/01/28	30,000	34,725

Kentucky - 0.0%
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	8,781

Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/01/32	250,000	245,540
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/01/45	700,000	762,825

		1,008,365

Massachusetts - 1.0%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue,
Series A, 5.00%, 6/01/44	600,000	674,418

New Jersey - 4.0%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/31	200,000	227,344
Series B, 5.00%, 1/01/31	20,000	23,364
Series A, 5.00%, 1/01/31	10,000	11,541
Series A, 5.00%, 1/01/33	10,000	11,449
Series G, 3.25%, 1/01/38	595,000	559,990
Series E, 5.00%, 1/01/45	1,725,000	1,914,077

		2,747,765

New York - 25.1%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/01/44	700,000	779,030
Metropolitan Transportation Authority, Transit Revenue,
Series B, 5.00%, 11/15/37	1,000,000	1,132,490
Series A, 5.00%, 11/15/38	100,000	111,090
Sub-Series D-1, 5.00%, 11/15/39	20,000	22,528
Series A-1, 5.25%, 11/15/39	20,000	22,837
Series D, 4.00%, 11/15/42	300,000	307,578
Series E, 5.00%, 11/15/43	80,000	89,438
Series A, 5.00%, 11/15/43	100,000	110,885
Sub-Series D-1, 5.25%, 11/15/44	50,000	57,668
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,444,105
Series D, 4.00%, 11/15/46	500,000	510,495
MTA Hudson Rail Yards Trust Obligations, Lease Revenue,
Series A, 5.00%, 11/15/56	515,000	572,021
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue,
Series I, 5.00%, 5/01/38	390,000	436,344
Sub-Series A-1, 5.00%, 11/01/38	910,000	1,027,372
Sub-Series B-1, 5.00%, 8/01/39	600,000	679,248
Sub-Series A-1, 5.00%, 5/01/40	500,000	564,575
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue,
Series E-1, 5.00%, 2/01/41	250,000	280,507
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	99,040
Series DD, 5.00%, 6/15/38	575,000	645,748
Series GG, 5.00%, 6/15/39	650,000	736,307
Series HH, 5.00%, 6/15/39	150,000	169,917
Sub-Series CC-1, 4.00%, 6/15/46	50,000	51,311
5.00%, 6/15/46	500,000	560,815
Series CC-1, 5.00%, 6/15/47	500,000	562,675
Series CC, 5.00%, 6/15/47	1,050,000	1,173,123
Series DD, 5.00%, 6/15/47	1,200,000	1,360,308
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/35	65,000	74,461
5.00%, 10/15/41	1,150,000	1,303,076

Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series C, 5.00%, 11/15/38	255,000	286,707
Utility Debt Securitization Authority, Electric, Power & Light Revenue,
Series TE, 5.00%, 12/15/41	1,100,000	1,246,619

		16,418,318

Ohio - 0.8%
Northeast Ohio Regional Sewer District, Sewer Revenue,
4.00%, 11/15/49	500,000	510,000
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/01/29	10,000	11,907
Series A, 5.00%, 6/01/30	10,000	11,871

		533,778

Oklahoma - 1.3%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/01/42	850,000	877,438

Pennsylvania - 4.0%
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 7/01/40	395,000	439,505
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/01/42	40,000	45,250
Lehigh County Authority, Water Revenue,
Series A, 5.00%, 12/01/43	20,000	22,008
Pennsylvania Economic Development Financing Authority, Industrial Revenue,
5.00%, 12/31/34	390,000	426,910
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/01/42	100,000	109,277
Series C, 5.00%, 12/01/44	520,000	577,372
Series A-1, 5.00%, 12/01/46	900,000	996,615

		2,616,937

Puerto Rico - 1.0%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/01/36	400,000	434,940
Series N, 5.25%, 7/01/36	175,000	190,272
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/01/35	50,000	46,023
Series L, 5.25%, 7/01/41	25,000	27,372

		698,607

South Carolina - 4.9%
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/01/46	1,130,000	1,218,343
South Carolina Public Service Authority, Nuclear Revenue,
Series E, 5.00%, 12/01/48	1,000,000	1,074,730
Series A, 5.00%, 12/01/49	200,000	214,258
Series A, 5.50%, 12/01/54	290,000	318,353
Series A, 5.00%, 12/01/55	365,000	393,700
Series E, 5.25%, 12/01/55	50,000	54,999

		3,274,383

Texas - 10.6%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/45	700,000	766,395
Central Texas Turnpike System, Highway Revenue Tolls,
Series A, 5.00%, 8/15/41	700,000	765,268
City of Austin TX Water & Wastewater System, Water Revenue,
5.00%, 11/15/39	500,000	560,705
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	572,365
Series D, 5.00%, 11/15/39	85,000	96,687

City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/01/47	150,000	171,008
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/01/46	300,000	337,437
Grand Parkway Transportation Corp., Highway Revenue Tolls,
Series A, 5.50%, 4/01/53	40,000	45,102
Lower Colorado River Authority, Electric, Power & Light Revenue,
5.00%, 5/15/39	500,000	549,335
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/38	500,000	550,295
Series A, 5.00%, 1/01/48	1,500,000	1,688,370
San Antonio Water System, Water Revenue,
Series B, 5.00%, 5/15/39	155,000	175,799
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	676,818

		6,955,584

Utah - 1.3%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/01/47	750,000	831,300

Virginia - 1.2%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/01/41	190,000	211,593
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	591,998

		803,591

Washington - 1.0%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/01/29	10,000	11,703
Series S1, 5.00%, 11/01/45	400,000	452,640
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/01/28	115,000	137,206
Series A, 5.00%, 7/01/28	75,000	89,482

		691,031

Wisconsin - 0.2%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/01/29	75,000	89,141
Series 2, 5.00%, 7/01/30	45,000	53,240

		142,381

TOTAL MUNICIPAL BONDS (Cost $65,936,896)		65,027,196

TOTAL INVESTMENTS - 98.8% (Cost $65,936,896)		$65,027,196
Other assets and liabilities, net - 1.2%		766,190

NET ASSETS - 100.0%		$65,793,386

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$65,027,196	$—	$65,027,196

TOTAL	$—	$65,027,196	$—	$65,027,196

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.4%
Amcor Ltd.	1,374	$14,883
ASX Ltd.	233	10,602
Aurizon Holdings Ltd.	2,291	8,159
Bendigo & Adelaide Bank Ltd.	578	5,108
Crown Resorts Ltd.	409	4,303
Flight Centre Travel Group Ltd. (a)	69	3,107
Fortescue Metals Group Ltd.	1,868	7,336
Harvey Norman Holdings Ltd. (a)	688	2,150
Insurance Australia Group Ltd.	2,818	18,007
LendLease Group (b)	692	9,625
Medibank Pvt Ltd.	3,290	8,127
QBE Insurance Group Ltd.	1,642	13,038
Sonic Healthcare Ltd.	478	9,126
Tabcorp Holdings Ltd.	1,185	4,266
Telstra Corp. Ltd.	4,891	12,768
Wesfarmers Ltd.	1,335	42,995

		173,600

Brazil - 1.6%
Ambev SA	5,578	37,773
BB Seguridade Participacoes SA	840	7,524
CCR SA	1,372	5,364
Cosan SA Industria e Comercio	230	3,071
Hypera SA	413	4,388
Porto Seguro SA	128	1,804
Transmissora Alianca de Energia Eletrica SA	246	1,552

		61,476

Canada - 12.7%
Bank of Montreal	768	58,402
Bank of Nova Scotia	1,413	87,668
BCE, Inc.	180	7,867
Canadian Imperial Bank of Commerce	516	47,196
CI Financial Corp.	325	7,239
First Capital Realty, Inc.	189	2,946
Great-West Lifeco, Inc.	361	9,540
IGM Financial, Inc.	72	2,202
Inter Pipeline Ltd.	468	8,149
Keyera Corp.	254	6,482
Nutrien Ltd.	364	17,911
Power Corp. of Canada	445	10,561
Power Financial Corp.	302	7,896
Royal Bank of Canada	1,722	135,854
Shaw Communications, Inc., Class B	485	9,402
Sun Life Financial, Inc.	727	29,991
TELUS Corp.	237	8,567
TransCanada Corp.	1,046	45,306

		503,179

Chile - 0.2%
Aguas Andinas SA, Class A	3,562	2,381
Banco Santander Chile	77,073	6,329

		8,710

China - 5.8%
Agricultural Bank of China Ltd., Class H	31,526	17,525
China Construction Bank Corp., Class H	99,756	103,895
China Vanke Co. Ltd., Class H	1,365	6,131
Great Wall Motor Co. Ltd., Class H	3,457	4,091
Hengan International Group Co. Ltd.	894	8,740
Industrial & Commercial Bank of China Ltd., Class H	87,723	75,781
Jiangsu Expressway Co. Ltd., Class H	1,561	2,430
Longfor Properties Co. Ltd.	1,685	4,866
Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,566	2,742
Zhejiang Expressway Co. Ltd., Class H	1,478	1,615

		227,816

Czech Republic - 0.2%
Komercni banka as	99	4,403
Moneta Money Bank AS, 144A	590	2,380
O2 Czech Republic AS	64	834

		7,617

Denmark - 0.1%
Tryg A/S	142	3,377

Finland - 2.9%
Elisa OYJ	171	7,373
Metso OYJ	130	4,181
Nokia OYJ	6,919	40,531
Nokian Renkaat OYJ	131	6,035
Orion OYJ, Class B	122	3,988
Sampo OYJ, Class A	522	29,694
UPM-Kymmene OYJ	621	21,381

		113,183

France - 9.5%
AXA SA	2,272	71,659
Bouygues SA	252	12,804
CNP Assurances	182	4,440
Eutelsat Communications SA	197	4,613
Sanofi	1,340	106,281
SCOR SE	208	8,876

Societe BIC SA	30	3,152
TOTAL SA	2,849	163,211

		375,036

Germany - 10.6%
Allianz SE	524	122,719
BASF SE	1,088	114,664
Daimler AG	1,134	97,466
Evonik Industries AG	190	7,052
Hannover Rueck SE	68	9,281
Innogy SE, 144A	164	6,563
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	181	40,641
ProSiebenSat.1 Media SE	270	10,716
TUI AG	520	11,066

		420,168

Greece - 0.1%
OPAP SA	262	3,199

Hong Kong - 3.5%
BOC Hong Kong Holdings Ltd.	4,289	21,704
China Everbright Ltd.	804	1,769
China Merchants Port Holdings Co. Ltd.	1,420	3,324
China Resources Power Holdings Co. Ltd.	2,451	4,266
CLP Holdings Ltd.	1,961	19,822
Guangdong Investment Ltd.	3,426	5,245
Hang Lung Properties Ltd.	2,388	5,707
Hang Seng Bank Ltd.	898	22,320
HKT Trust & HKT Ltd. (b)	4,806	6,142
Hysan Development Co. Ltd.	845	4,897
New World Development Co. Ltd.	7,276	11,083
NWS Holdings Ltd.	1,944	3,667
Power Assets Holdings Ltd.	1,628	13,845
Shimao Property Holdings Ltd.	1,354	3,378
Sino Land Co. Ltd.	3,670	6,491
Yue Yuen Industrial Holdings Ltd.	740	3,168

		136,828

Indonesia - 0.1%
PT Gudang Garam Tbk	674	3,910

Italy - 0.6%
Snam SpA	2,926	13,136
Terna Rete Elettrica Nazionale SpA	1,600	8,899
UnipolSai Assicurazioni SpA	1,303	3,144

		25,179

Japan - 4.5%
Canon, Inc.	1,270	48,751
Japan Tobacco, Inc.	1,309	37,391
MS&AD Insurance Group Holdings, Inc.	578	18,049
Nissan Motor Co. Ltd.	2,781	29,320
Sekisui House Ltd.	675	11,886
Sony Financial Holdings, Inc.	218	4,086
Subaru Corp.	748	26,498

		175,981

Macau - 0.4%
Sands China Ltd.	2,838	16,012

Malaysia - 0.5%
Alliance Bank Malaysia Bhd	1,300	1,367
Astro Malaysia Holdings Bhd	1,900	1,174
DiGi.Com Bhd	3,500	4,325
HAP Seng Consolidated Bhd	682	1,663
Maxis Bhd	2,300	3,470
Petronas Gas Bhd	1,000	4,498
SP Setia Bhd Group	996	862
Westports Holdings Bhd	1,200	1,128

		18,487

Netherlands - 0.2%
Randstad Holding NV	141	10,122

New Zealand - 0.3%
Fletcher Building Ltd.	793	3,728
Mercury NZ Ltd.	908	2,079
Spark New Zealand Ltd.	2,266	5,491

		11,298

Norway - 0.4%
Gjensidige Forsikring ASA	208	3,814
Orkla ASA	951	10,444

		14,258

Philippines - 0.1%
Globe Telecom, Inc.	47	1,554
Manila Electric Co.	430	2,779

		4,333

Portugal - 0.4%
EDP - Energias de Portugal SA	2,907	9,761
Jeronimo Martins SGPS SA	285	5,930

		15,691

Qatar - 0.2%
Barwa Real Estate Co.	118	1,092
Masraf Al Rayan QSC	418	4,317
Qatar Electricity & Water Co. QSC	33	1,551
Qatar Islamic Bank SAQ	58	1,529

		8,489

Romania - 0.1%
NEPI Rockcastle PLC	440	4,444

Russia - 3.1%
Alrosa PJSC	3,121	4,784
Gazprom PJSC	12,918	32,850
Inter RAO UES PJSC	37,384	2,470

LUKOIL PJSC	515	34,547
Magnit PJSC, GDR	412	8,528
MMC Norilsk Nickel PJSC	71	14,073
PhosAgro PJSC, GDR	110	1,694
RusHydro PJSC	135,233	1,877
Severstal PJSC	195	3,181
Tatneft PJSC	1,890	19,942

		123,946

Singapore - 2.9%
ComfortDelGro Corp. Ltd.	2,387	3,663
Oversea-Chinese Banking Corp. Ltd.	3,747	36,993
Singapore Exchange Ltd.	941	5,371
Singapore Press Holdings Ltd. (a)	1,900	3,734
Singapore Technologies Engineering Ltd.	1,756	4,527
Singapore Telecommunications Ltd.	9,946	25,413
StarHub Ltd.	700	1,323
United Overseas Bank Ltd.	1,579	33,290

		114,314

South Africa - 3.9%
Barclays Africa Group Ltd. (a)	854	14,361
Coronation Fund Managers Ltd.	228	1,544
FirstRand Ltd. (a)	3,957	24,774
Foschini Group Ltd.	276	5,016
Investec Ltd.	310	2,692
Investec PLC	836	7,314
Liberty Holdings Ltd. (a)	138	1,559
Life Healthcare Group Holdings Ltd.	1,626	3,741
MMI Holdings Ltd.	1,237	2,288
Mr Price Group Ltd.	279	6,684
Nedbank Group Ltd.	275	6,700
Netcare Ltd.	1,158	2,502
RMB Holdings Ltd.	870	6,421
Sanlam Ltd.	1,638	12,663
SPAR Group Ltd.	246	4,556
Standard Bank Group Ltd.	1,511	27,882
Steinhoff International Holdings NV	3,847	1,890
Truworths International Ltd.	550	4,719
Vodacom Group Ltd.	701	9,665
Woolworths Holdings Ltd. (a)	1,097	6,073

		153,044

South Korea - 0.1%
SK Telecom Co. Ltd.	23	5,097

Spain - 2.3%
Enagas SA	297	7,759
Endesa SA	385	8,123
Gas Natural SDG SA	426	9,776
Iberdrola SA	6,794	50,348
Mapfre SA	1,403	4,740
Red Electrica Corp. SA	510	9,952

		90,698

Sweden - 0.7%
Hennes & Mauritz AB, Class B (a)	1,128	18,709
Skanska AB, Class B	401	8,017

		26,726

Switzerland - 3.0%
Swiss Prime Site AG	87	8,138
Swiss Re AG	371	37,883
Swisscom AG	28	15,170
Zurich Insurance Group AG	178	58,765

		119,956

Taiwan - 6.4%
Advanced Semiconductor Engineering, Inc.	7,780	10,593
Catcher Technology Co. Ltd.	754	9,142
Cathay Financial Holding Co. Ltd.	9,866	18,417
Cheng Shin Rubber Industry Co. Ltd.	2,163	3,719
Chicony Electronics Co. Ltd.	574	1,414
Chunghwa Telecom Co. Ltd.	4,520	16,953
Compal Electronics, Inc.	4,607	3,172
CTBC Financial Holding Co. Ltd.	20,786	15,200
Delta Electronics, Inc.	2,283	10,869
Eclat Textile Co. Ltd.	219	2,340
Far EasTone Telecommunications Co. Ltd.	1,929	4,889
Feng TAY Enterprise Co. Ltd.	410	1,952
First Financial Holding Co. Ltd.	10,161	6,961
Formosa Chemicals & Fibre Corp.	3,436	12,769
Formosa Plastics Corp.	4,980	17,654
Formosa Taffeta Co. Ltd.	534	583
Foxconn Technology Co. Ltd.	1,127	3,065
Fubon Financial Holding Co. Ltd.	7,976	14,261
Highwealth Construction Corp.	997	1,508
Hon Hai Precision Industry Co. Ltd.	18,399	55,521
Inventec Corp.	3,094	2,475
Lite-On Technology Corp.	2,611	3,756
Micro-Star International Co. Ltd.	865	2,533
Nien Made Enterprise Co. Ltd.	177	1,746
Novatek Microelectronics Corp.	645	2,795
Pegatron Corp.	2,260	5,806
Phison Electronics Corp.	183	1,793
Pou Chen Corp.	2,583	3,251
Realtek Semiconductor Corp.	548	2,177

Siliconware Precision Industries Co. Ltd.	2,296	4,003
Taiwan Mobile Co. Ltd.	1,942	7,151
Vanguard International Semiconductor Corp.	1,110	2,319
Zhen Ding Technology Holding Ltd.	494	1,081

		251,868

Thailand - 1.5%
Bangkok Bank PCL	300	2,017
Delta Electronics Thailand PCL, NVDR	400	866
Glow Energy PCL, NVDR	831	2,244
Krung Thai Bank PCL, NVDR	4,200	2,716
PTT Global Chemical PCL, NVDR	2,645	8,363
PTT PCL, NVDR	1,300	23,523
Siam Cement PCL	500	7,805
Siam Commercial Bank PCL, NVDR	2,200	10,443

		57,977

Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,619	4,832
Ford Otomotiv Sanayi AS	100	1,647
TAV Havalimanlari Holding AS	254	1,548
Tupras Turkiye Petrol Rafinerileri AS	167	5,129

		13,156

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	2,423	4,815
Aldar Properties PJSC	4,498	2,645
DAMAC Properties Dubai Co. PJSC	2,464	2,013
Dubai Investments PJSC	1,832	1,102
Dubai Islamic Bank PJSC	1,499	2,473
Emaar Malls PJSC	3,157	1,822
Emirates Telecommunications Group Co. PJSC	2,007	9,399

		24,269

United Kingdom - 14.4%
Admiral Group PLC	248	6,298
AstraZeneca PLC	1,494	98,294
Babcock International Group PLC	276	2,479
BAE Systems PLC	3,793	30,280
Barratt Developments PLC	1,180	8,763
Berkeley Group Holdings PLC	152	8,072
BT Group PLC	9,873	32,621
Capita PLC	796	1,932
Direct Line Insurance Group PLC	1,717	9,056
easyJet PLC	193	4,465
G4S PLC	1,868	6,754
IMI PLC	328	5,545
Imperial Brands PLC	1,132	40,849
ITV PLC	4,159	9,169
Legal & General Group PLC	7,030	25,436
Marks & Spencer Group PLC	1,830	7,453
National Grid PLC	3,998	40,775
Next PLC	169	11,307
Pearson PLC	938	9,466
Persimmon PLC	360	12,902
Rio Tinto Ltd.	489	30,926
Rio Tinto PLC	1,426	77,139
Royal Mail PLC	1,063	8,202
Severn Trent PLC	255	5,999
SSE PLC	1,215	20,508
Standard Life Aberdeen PLC	3,186	16,159
Taylor Wimpey PLC	4,019	10,300
WPP PLC	1,491	28,638

		569,787

TOTAL COMMON STOCKS (Cost $3,382,367)		3,893,231

PREFERRED STOCKS - 0.8%
Brazil - 0.5%
Itausa - Investimentos Itau SA	4,846	19,571

Germany - 0.1%
Bayerische Motoren Werke AG	67	6,104

South Korea - 0.2%
Hyundai Motor Co.	28	2,322
Hyundai Motor Co. - 2nd Preferred	47	4,240

		6,562

TOTAL PREFERRED STOCKS (Cost $24,919)		32,237

RIGHTS - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 04/03/18	109	181

Taiwan - 0.0%
Fubon Financial Holding Co. Ltd.*, expires 03/08/18(c)	368	0

TOTAL RIGHTS (Cost $0)		181

EXCHANGE-TRADED FUND - 0.1%
iShares MSCI ACWI ex US ETF (Cost $2,820)	57	2,851

SECURITIES LENDING COLLATERAL - 1.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d)(e) (Cost $69,426)	69,426	69,426

TOTAL INVESTMENTS - 101.3% (Cost $3,479,532)		$3,997,926
Other assets and liabilities, net - (1.3%)		(50,467)

NET ASSETS - 100.0%		$3,947,459

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUND - 0.0%
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
28,205	64,713	(92,661)	(86)	(171)	531	—	—	—
SECURITIES LENDING COLLATERAL - 1.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e)
160,019	—	(90,593)	—	—	939	—	69,426	69,426

188,224	64,713	(183,254)	(86)	(171)	1,470	—	69,426	69,426

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $64,490, which is 1.6% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Fund and Securities Lending Collateral
Financials	$1,484,204	37.8%
Consumer Discretionary	429,273	10.9
Materials	372,920	9.5
Energy	363,103	9.3
Utilities	235,313	6.0
Health Care	228,319	5.8
Information Technology	212,661	5.4
Consumer Staples	201,117	5.1
Telecommunication Services	186,071	4.8
Industrials	135,020	3.4
Real Estate	77,648	2.0

Total	$3,925,649	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,893,231	$—	$—	$3,893,231
Preferred Stocks (f)	32,237	—	—	32,237
Rights (f)	181	—	0	181
Exchange-Traded Fund	2,851	—	—	2,851
Short-Term Investments	69,426	—	—	69,426

TOTAL	$3,997,926	$—	$0	$3,997,926

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.8%
ASX Ltd.	516	$23,478
Aurizon Holdings Ltd.	5,478	19,508
Bendigo & Adelaide Bank Ltd.	1,289	11,391
Crown Resorts Ltd.	1,038	10,920
Fortescue Metals Group Ltd.	4,220	16,574
Harvey Norman Holdings Ltd. (a)	1,486	4,643
Insurance Australia Group Ltd.	6,280	40,128
LendLease Group (b)	1,486	20,670
Medibank Pvt Ltd.	7,368	18,201
QBE Insurance Group Ltd.	3,646	28,951
Tabcorp Holdings Ltd.	2,959	10,653
Telstra Corp. Ltd.	11,093	28,958
Wesfarmers Ltd.	3,001	96,651

		330,726

Denmark - 0.2%
Tryg A/S	336	7,992

Finland - 5.3%
Elisa OYJ	385	16,599
Metso OYJ	303	9,745
Nokia OYJ	15,544	91,056
Nokian Renkaat OYJ	311	14,327
Orion OYJ, Class B	294	9,610
Sampo OYJ, Class A	1,190	67,693
UPM-Kymmene OYJ	1,421	48,926

		257,956

France - 14.4%
AXA SA	5,179	163,347
Bouygues SA	568	28,860
CNP Assurances	481	11,733
Eutelsat Communications SA	493	11,545
Sanofi	2,652	210,340
SCOR SE	467	19,930
TOTAL SA	4,367	250,172

		695,927

Germany - 20.1%
Allianz SE	1,014	237,476
BASF SE	2,169	228,591
Bayerische Motoren Werke AG	881	93,289
Daimler AG	2,565	220,459
Evonik Industries AG	447	16,590
Hannover Rueck SE	159	21,700
Innogy SE, 144A	376	15,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	413	92,734
ProSiebenSat.1 Media SE	628	24,924
TUI AG	1,179	25,090

		975,899

Hong Kong - 5.3%
BOC Hong Kong Holdings Ltd.	9,751	49,345
CLP Holdings Ltd.	4,463	45,113
Hang Lung Properties Ltd.	5,445	13,012
Hang Seng Bank Ltd.	2,016	50,108
HKT Trust & HKT Ltd. (b)	10,037	12,826
New World Development Co. Ltd.	15,743	23,981
NWS Holdings Ltd.	4,239	7,995
Power Assets Holdings Ltd.	3,760	31,977
Sino Land Co. Ltd.	8,507	15,046
Yue Yuen Industrial Holdings Ltd.	1,982	8,485

		257,888

Italy - 1.9%
Atlantia SpA	1,187	36,743
Snam SpA	5,966	26,784
Terna Rete Elettrica Nazionale SpA	3,803	21,151
UnipolSai Assicurazioni SpA	2,800	6,757

		91,435

Japan - 5.6%
Aozora Bank Ltd.	323	13,304
Canon, Inc.	2,834	108,786
Nissan Motor Co. Ltd.	6,100	64,313
Sekisui House Ltd.	1,524	26,836
Subaru Corp.	1,600	56,680

		269,919

Macau - 0.8%
Sands China Ltd.	6,437	36,317

New Zealand - 0.5%
Fletcher Building Ltd.	1,951	9,173
Mercury NZ Ltd.	1,898	4,346
Spark New Zealand Ltd.	4,919	11,919

		25,438

Norway - 0.2%
Gjensidige Forsikring ASA	539	9,882

Portugal - 0.4%
EDP - Energias de Portugal SA	6,421	21,560

Singapore - 2.0%
ComfortDelGro Corp. Ltd.	5,500	8,440
Singapore Exchange Ltd.	2,150	12,271
Singapore Press Holdings Ltd.	4,280	8,412
Singapore Technologies Engineering Ltd.	4,190	10,801
Singapore Telecommunications Ltd.	21,398	54,674
StarHub Ltd.	1,900	3,590

		98,188

Spain - 4.2%
Enagas SA	623	16,276

Endesa SA	840	17,724
Gas Natural SDG SA	892	20,469
Iberdrola SA	15,460	114,568
Mapfre SA	2,989	10,098
Red Electrica Corp. SA	1,123	21,915

		201,050

Sweden - 1.2%
Hennes & Mauritz AB, Class B (a)	2,484	41,199
Skanska AB, Class B	925	18,493

		59,692

Switzerland - 5.6%
Swiss Prime Site AG	194	18,147
Swiss Re AG	837	85,467
Swisscom AG	69	37,382
Zurich Insurance Group AG	401	132,386

		273,382

United Kingdom - 24.7%
Admiral Group PLC	539	13,687
AstraZeneca PLC	3,372	221,852
BAE Systems PLC	8,481	67,706
Barratt Developments PLC	2,703	20,074
Berkeley Group Holdings PLC	352	18,692
Capita PLC	1,971	4,784
Direct Line Insurance Group PLC	3,729	19,668
easyJet PLC	447	10,341
IMI PLC	739	12,494
Imperial Brands PLC	2,541	91,694
ITV PLC	9,778	21,556
Legal & General Group PLC	15,861	57,389
Marks & Spencer Group PLC	4,331	17,640
National Grid PLC	9,032	92,116
Next PLC	394	26,362
Pearson PLC	2,228	22,484
Persimmon PLC	825	29,566
Rio Tinto Ltd.	1,105	69,885
Rio Tinto PLC	3,230	174,725
Royal Mail PLC	2,454	18,935
Severn Trent PLC	638	15,010
SSE PLC	2,705	45,657
Standard Life Aberdeen PLC	7,004	35,523
Taylor Wimpey PLC	8,721	22,350
WPP PLC	3,322	63,807

		1,193,997

TOTAL COMMON STOCKS (Cost $4,338,274)		4,807,248

PREFERRED STOCK - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG (Cost $10,739)	147	13,393

EXCHANGE-TRADED FUND - 0.1%
WisdomTree International High Dividend Fund (Cost $2,612)	60	2,643

SECURITIES LENDING COLLATERAL - 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (c)(d)
(Cost $45,645)	45,645	45,645

TOTAL INVESTMENTS - 100.5% (Cost $4,397,270)		$4,868,929
Other assets and liabilities, net - (0.5%)		(24,578)

NET ASSETS - 100.0%		$4,844,351

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
EXCHANGE-TRADED FUND - 0.0%
Xtrackers MSCI EAFE Hedged Equity ETF
23,654	79,226	(102,942)	774	(712)	707	—	—	—
SECURITIES LENDING COLLATERAL - 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (c)(d)
262,817	—	(217,172)	—	—	1,114	—	45,645	45,645

286,471	79,226	(320,114)	774	(712)	1,821	—	45,645	45,645

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $42,699, which is 0.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Fund and Securities Lending Collateral
Financials	$1,240,638	25.7%
Consumer Discretionary	914,014	19.0
Materials	564,463	11.7
Utilities	466,651	9.7
Health Care	441,802	9.2
Energy	293,233	6.1
Industrials	254,846	5.3
Information Technology	199,843	4.1
Consumer Staples	188,346	3.9
Telecommunication Services	165,950	3.4
Real Estate	90,855	1.9

Total	$4,820,641	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$4,807,248	$—	$—	$4,807,248
Preferred Stock	13,393	—	—	13,393
Exchange-Traded Fund	2,643	—	—	2,643
Short-Term Investments	45,645	—	—	45,645

TOTAL	$4,868,929	$—	$—	$4,868,929

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Eurozone Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Austria - 0.9%
ANDRITZ AG	33	$1,920
Erste Group Bank AG*	143	7,310
Lenzing AG	7	866
OMV AG	73	4,193
Raiffeisen Bank International AG*	68	2,653
Telekom Austria AG*	50	448
Verbund AG	22	585
Vienna Insurance Group AG Wiener Versicherung Gruppe	24	801
voestalpine AG	62	3,599

		22,375

Belgium - 4.0%
Ackermans & van Haaren NV	17	3,075
Ageas	100	5,263
Anheuser-Busch InBev SA/NV	392	41,824
bpost SA	50	1,700
Cie d’Entreprises CFE	3	408
Colruyt SA	36	1,946
Elia System Operator SA/NV	15	949
Groupe Bruxelles Lambert SA	41	4,703
KBC Ancora	18	1,171
KBC Group NV	144	13,576
Melexis NV	10	1,104
Proximus SADP	78	2,511
Sofina SA	8	1,364
Solvay SA	37	5,104
Telenet Group Holding NV*	25	1,721
UCB SA	52	4,318
Umicore SA	96	5,447

		96,184

Finland - 3.4%
Cargotec OYJ, Class B	20	1,135
Elisa OYJ	72	3,104
Fortum OYJ	220	4,843
Huhtamaki OYJ	48	2,037
Kesko OYJ, Class B	34	1,981
Kone OYJ, Class B (a)	191	9,921
Metso OYJ	65	2,091
Neste OYJ	65	4,776
Nokia OYJ	2,950	17,281
Nokian Renkaat OYJ	53	2,441
Orion OYJ, Class B	52	1,700
Outokumpu OYJ	162	1,316
Sampo OYJ, Class A	203	11,548
Stora Enso OYJ, Class R	292	5,191
UPM-Kymmene OYJ	256	8,814
Wartsila OYJ Abp (a)	71	5,017

		83,196

France - 32.3%
Accor SA	93	5,388
Aeroports de Paris	14	2,835
Air France-KLM*	125	1,490
Air Liquide SA	198	24,910
Airbus SE	281	33,703
Alstom SA	80	3,381
Altarea SCA REIT	3	736
Arkema SA	30	3,932
Atos SE	47	6,220
AXA SA	904	28,512
BioMerieux	22	1,696
BNP Paribas SA	537	42,814
Bollore SA	457	2,590
Bouygues SA	105	5,335
Bureau Veritas SA	134	3,515
Capgemini SE	81	10,171
Carrefour SA	279	6,448
Casino Guichard Perrachon SA	25	1,361
Cie de Saint-Gobain	244	13,911
Cie Generale des Etablissements Michelin	91	14,062
Cie Plastic Omnium SA	32	1,507
CNP Assurances	80	1,951
Credit Agricole SA	619	10,671
Danone SA	329	26,383
Dassault Systemes SE	69	8,942
Edenred	95	3,352
Eiffage SA	39	4,238
Electricite de France SA	291	3,799
Elior Group SA, 144A	53	1,165
Elis SA	82	2,108
Engie SA	937	14,714
Essilor International SA	96	12,628
Eurazeo SA	23	2,201
Eutelsat Communications SA	69	1,616
Faurecia	38	3,211
Fonciere Des Regions REIT	16	1,677

Gecina SA REIT	19	3,339
Getlink SE	203	2,616
Hermes International	15	8,088
ICADE REIT	16	1,552
Iliad SA	14	3,294
Imerys SA	16	1,635
Ingenico Group SA	27	2,355
Ipsen SA	18	2,653
JCDecaux SA	107	4,171
Kering	37	17,509
Klepierre SA REIT	105	4,345
Lagardere SCA	53	1,564
Legrand SA	118	9,289
L’Oreal SA	121	26,129
LVMH Moet Hennessy Louis Vuitton SE	132	39,685
Natixis SA	460	3,983
Orange SA	928	15,778
Orpea	23	2,768
Pernod Ricard SA	88	14,490
Peugeot SA	293	6,652
Publicis Groupe SA	106	8,021
Remy Cointreau SA	10	1,365
Renault SA	97	10,586
Rexel SA	129	2,277
Rubis SCA	46	3,302
Safran SA	164	18,182
Sanofi	532	42,195
Sartorius Stedim Biotech	15	1,332
Schneider Electric SE*	300	26,191
SCOR SE	90	3,841
SEB SA	9	1,843
Societe BIC SA	14	1,471
Societe Generale SA	335	19,252
Sodexo SA	46	5,672
Sopra Steria Group	7	1,363
SPIE SA	58	1,436
Suez	211	2,914
Teleperformance	28	3,999
Thales SA	52	5,806
TOTAL SA	1,249	71,551
Ubisoft Entertainment SA*	28	2,322
Unibail-Rodamco SE REIT	47	10,992
Valeo SA	111	7,238
Veolia Environnement SA	285	6,942
Vinci SA	271	26,878
Vivendi SA	507	13,140
Wendel SA	15	2,609

		787,788

Germany - 26.2%
adidas AG	88	19,598
Allianz SE	205	48,010
Aurubis AG	17	1,434
Axel Springer SE	24	2,166
BASF SE	427	45,002
Bayer AG	382	44,834
Bayerische Motoren Werke AG	161	17,048
Beiersdorf AG	63	6,925
Brenntag AG	69	4,332
Carl Zeiss Meditec AG	18	1,115
CECONOMY AG	82	1,076
Commerzbank AG*	500	7,768
Continental AG	55	15,140
CTS Eventim AG & Co. KGaA	27	1,318
Daimler AG	465	39,966
Deutsche Bank AG (b)	877	14,119
Deutsche Boerse AG	85	11,347
Deutsche Lufthansa AG	238	8,017
Deutsche Post AG	430	19,740
Deutsche Telekom AG	1,611	26,054
Deutsche Wohnen SE	158	6,542
Duerr AG	13	1,601
E.ON SE	981	10,003
Evonik Industries AG	75	2,784
Fielmann AG	13	1,076
Fraport AG Frankfurt Airport Services Worldwide	19	1,950
Freenet AG	58	2,013
Fresenius Medical Care AG & Co. KGaA	98	10,411
Fresenius SE & Co. KGaA	201	16,450
FUCHS PETROLUB SE	17	891
GEA Group AG	89	4,228
GRENKE AG	13	1,421
Hannover Rueck SE	31	4,231
HeidelbergCement AG	74	7,468
Hella GmbH & Co KGaA	23	1,562
Henkel AG & Co. KGaA	51	6,149
HOCHTIEF AG	10	1,689
HUGO BOSS AG	32	2,863

Infineon Technologies AG	511	13,961
Innogy SE, 144A	65	2,601
K+S AG	97	2,715
KION Group AG	34	2,923
Krones AG	8	1,085
LANXESS AG	33	2,761
LEG Immobilien AG	32	3,336
MAN SE	68	7,763
Merck KGaA	60	6,017
MTU Aero Engines AG	21	3,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73	16,391
OSRAM Licht AG	45	3,583
ProSiebenSat.1 Media SE	99	3,929
Rational AG	2	1,301
Rheinmetall AG	22	2,925
RWE AG*	235	4,703
SAP SE	463	48,677
Siemens AG	368	48,671
Software AG	27	1,425
Stroeer SE & Co. KGaA	10	714
Suedzucker AG	27	486
Symrise AG	54	4,405
Talanx AG	27	1,198
Telefonica Deutschland Holding AG	315	1,456
thyssenkrupp AG	226	6,152
United Internet AG	62	4,232
Vonovia SE	200	9,160
Wacker Chemie AG	9	1,537
Wirecard AG	58	6,983
Zalando SE, 144A*	64	3,661

		636,616

Greece - 0.2%
Alpha Bank AE*	640	1,530
Hellenic Telecommunications Organization SA	124	1,768
National Bank of Greece SA*	2,487	926
OPAP SA	109	1,331

		5,555

Ireland - 1.8%
Bank of Ireland Group PLC*	462	4,339
CRH PLC	408	13,570
Glanbia PLC	91	1,618
Kerry Group PLC, Class A	71	7,097
Kingspan Group PLC	70	2,971
Ryanair Holdings PLC, ADR*	94	11,398
Smurfit Kappa Group PLC	111	3,885

		44,878

Italy - 6.9%
A2A SpA	792	1,407
Assicurazioni Generali SpA	686	12,918
Atlantia SpA	238	7,367
Banca Generali SpA	29	965
Banca Mediolanum SpA	82	742
Banco BPM SpA*	765	2,899
Brembo SpA	77	1,080
Buzzi Unicem SpA	36	891
Davide Campari-Milano SpA	222	1,598
De’ Longhi SpA	30	848
DiaSorin SpA	13	1,070
Enel SpA	3,507	20,441
Eni SpA	1,245	20,824
FinecoBank Banca Fineco SpA	199	2,456
Hera SpA	461	1,576
Industria Macchine Automatiche SpA	7	608
Infrastrutture Wireless Italiane SpA, 144A	140	977
Intesa Sanpaolo SpA	6,803	25,688
Intesa Sanpaolo SpA-RSP	484	1,934
Italgas SpA	210	1,131
Leonardo SpA	198	2,137
Mediaset SpA*	166	651
Mediobanca SpA	382	4,591
Moncler SpA	82	2,870
Poste Italiane SpA, 144A	231	1,990
Prysmian SpA	104	3,288
Recordati SpA	51	1,832
Saipem SpA*	290	1,192
Salvatore Ferragamo SpA	16	452
Snam SpA	1,134	5,091
Telecom Italia SpA*	5,842	5,273
Telecom Italia SpA-RSP	3,049	2,332
Terna Rete Elettrica Nazionale SpA	713	3,965
UniCredit SpA*	982	20,895
Unione di Banche Italiane SpA	514	2,488
Unipol Gruppo SpA	213	1,068

UnipolSai Assicurazioni SpA	409	987

		168,522

Luxembourg - 0.9%
APERAM SA	24	1,254
ArcelorMittal*	325	11,198
Eurofins Scientific SE	5	2,827
Grand City Properties SA	55	1,232
Tenaris SA	238	4,122

		20,633

Netherlands - 8.3%
Aalberts Industries NV	37	1,862
ABN AMRO Group NV, 144A	217	6,775
Aegon NV	988	6,907
Akzo Nobel NV	127	12,355
Altice NV, Class A*	460	4,424
Altice NV, Class B*	45	431
ASM International NV	26	1,868
ASML Holding NV	195	38,362
Boskalis Westminster	39	1,475
Euronext NV, 144A	35	2,446
Gemalto NV	39	2,348
GrandVision NV, 144A	128	2,966
Heineken Holding NV	48	4,786
Heineken NV	118	12,311
ING Groep NV	1,914	33,798
Koninklijke Ahold Delhaize NV	532	12,005
Koninklijke DSM NV	81	8,411
Koninklijke KPN NV	1,705	5,344
Koninklijke Philips NV	476	18,305
Koninklijke Vopak NV	34	1,611
NN Group NV	142	6,367
OCI NV*	36	853
QIAGEN NV*	106	3,581
Randstad Holding NV	63	4,523
SBM Offshore NV	88	1,501
Wolters Kluwer NV	128	6,507

		202,122

Portugal - 0.5%
Banco Comercial Portugues SA, Class R*	4,569	1,644
EDP - Energias de Portugal SA	892	2,995
Galp Energia SGPS SA	248	4,498
Jeronimo Martins SGPS SA	124	2,580

		11,717

South Africa(c) - 0.0%
Steinhoff International Holdings NV	1,504	741

Spain - 9.9%
Acciona SA	13	1,106
Acerinox SA	83	1,232
ACS Actividades de Construccion y Servicios SA	127	4,388
Aena SME SA, 144A	37	7,566
Amadeus IT Group SA	221	16,324
Banco Bilbao Vizcaya Argentaria SA	3,130	26,303
Banco de Sabadell SA	2,681	5,642
Banco Santander SA	7,464	51,589
Bankia SA	472	2,261
Bankinter SA	312	3,451
CaixaBank SA	1,809	8,852
Cellnex Telecom SA, 144A	70	1,807
Corp. Financiera Alba SA	17	1,037
Distribuidora Internacional de Alimentacion SA	279	1,335
Ebro Foods SA	24	604
Enagas SA	113	2,952
Endesa SA	158	3,334
Ferrovial SA	255	5,525
Fomento de Construcciones y Contratas SA*	69	847
Gas Natural SDG SA	178	4,085
Grifols SA	147	4,048
Grupo Catalana Occidente SA	23	965
Iberdrola SA	2,918	21,624
Industria de Diseno Textil SA	551	16,774
Inmobiliaria Colonial Socimi SA REIT	121	1,283
Mapfre SA	481	1,625
Mediaset Espana Comunicacion SA	85	987
Melia Hotels International SA	70	1,036
Merlin Properties Socimi SA REIT	168	2,411
Prosegur Cia de Seguridad SA	118	946
Red Electrica Corp. SA	215	4,196
Repsol SA	706	12,662
Siemens Gamesa Renewable Energy SA (a)	113	1,803
Telefonica SA	2,134	20,804

Zardoya Otis SA	87	918

		242,322

Switzerland - 0.3%
STMicroelectronics NV	332	7,623

United Kingdom(c) - 2.3%
RELX NV	517	10,625
Unilever NV	851	44,605

		55,230

TOTAL COMMON STOCKS (Cost $2,306,207)		2,385,502

PREFERRED STOCKS - 1.9%
Germany - 1.8%
Bayerische Motoren Werke AG	28	2,551
FUCHS PETROLUB SE	35	1,992
Henkel AG & Co. KGaA	90	11,998
Porsche Automobil Holding SE	77	6,491
Sartorius AG	19	2,572
Volkswagen AG	90	17,686

		43,290

Spain - 0.1%
Grifols SA, Class B	132	2,859

TOTAL PREFERRED STOCKS
(Cost $42,161)		46,149

SECURITIES LENDING COLLATERAL - 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d)(e) (Cost $15,842)	15,842	15,842

TOTAL INVESTMENTS - 100.5% (Cost $2,364,210)		$2,447,493
Other assets and liabilities, net - (0.5%)		(11,134)

NET ASSETS - 100.0%		$2,436,359

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 0.6%
Germany - 0.6%
Deutsche Bank AG (b)
—	14,712	—	—	(593)	—	—	877	14,119
SECURITIES LENDING COLLATERAL — 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d)(e)
—	15,842	—	—	—	82	—	15,842	15,842

—	30,554	—	—	(593)	82	—	16,719	29,961

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $13,338, which is 0.5% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$517,862	21.3%
Industrials	384,883	15.8
Consumer Discretionary	326,719	13.4
Consumer Staples	236,022	9.7
Materials	193,640	8.0
Information Technology	191,560	7.9
Health Care	185,209	7.6
Energy	134,974	5.6
Utilities	121,215	5.0
Telecommunication Services	92,961	3.8
Real Estate	46,606	1.9

Total	$2,431,651	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,385,502	$—	$—	$2,385,502
Preferred Stocks (f)	46,149	—	—	46,149
Short-Term Investments	15,842	—	—	15,842

TOTAL	$2,447,493	$—	$—	$2,447,493

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Germany Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.3%
Consumer Discretionary - 15.9%
adidas AG	302	$67,258
Axel Springer SE	76	6,859
Bayerische Motoren Werke AG	547	57,922
CECONOMY AG	286	3,751
Continental AG	187	51,476
CTS Eventim AG & Co. KGaA	96	4,686
Daimler AG	1,608	138,206
Fielmann AG	44	3,641
Hella GmbH & Co KGaA	78	5,299
HUGO BOSS AG	112	10,021
ProSiebenSat.1 Media SE	345	13,692
Steinhoff International Holdings NV	5,243	2,585
Stroeer SE & Co. KGaA	38	2,711
Zalando SE, 144A*	222	12,699

		380,806

Consumer Staples - 2.0%
Beiersdorf AG	218	23,961
Henkel AG & Co. KGaA	179	21,581
Suedzucker AG	123	2,214

		47,756

Financials - 15.1%
Allianz SE	717	167,920
Commerzbank AG*	1,816	28,213
Deutsche Bank AG(a)	2,996	48,234
Deutsche Boerse AG	288	38,445
GRENKE AG	45	4,920
Hannover Rueck SE	106	14,467
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249	55,910
Talanx AG	94	4,171

		362,280

Health Care - 12.0%
Bayer AG	1,328	155,864
Carl Zeiss Meditec AG	65	4,027
Fresenius Medical Care AG & Co. KGaA	334	35,481
Fresenius SE & Co. KGaA	708	57,942
Merck KGaA	207	20,758
QIAGEN NV*	370	12,500

		286,572

Industrials - 16.6%
Brenntag AG	228	14,316
Deutsche Lufthansa AG	810	27,286
Deutsche Post AG	1,516	69,596
DMG Mori AG	33	1,847
Duerr AG	46	5,664
Fraport AG Frankfurt Airport Services Worldwide	65	6,670
GEA Group AG	285	13,539
HOCHTIEF AG	30	5,068
KION Group AG	119	10,229
Krones AG	27	3,662
MAN SE	243	27,741
MTU Aero Engines AG	83	13,929
OSRAM Licht AG	163	12,978
Rational AG	5	3,253
Rheinmetall AG	72	9,572
Siemens AG	1,292	170,879

		396,229

Information Technology - 10.9%
Infineon Technologies AG	1,750	47,810
SAP SE	1,613	169,581
Software AG	93	4,909
United Internet AG	208	14,197
Wirecard AG	196	23,599

		260,096

Materials - 11.1%
Aurubis AG	59	4,978
BASF SE	1,491	157,137
Evonik Industries AG	263	9,761
FUCHS PETROLUB SE	47	2,462
HeidelbergCement AG	251	25,330
K+S AG	337	9,433
LANXESS AG	133	11,128
Symrise AG	200	16,314
thyssenkrupp AG	846	23,030
Wacker Chemie AG	30	5,124

		264,697

Real Estate - 2.9%
Deutsche Wohnen SE	552	22,857
Grand City Properties SA	192	4,302
LEG Immobilien AG	111	11,572
Vonovia SE	698	31,967

		70,698

Telecommunication Services - 4.3%
Deutsche Telekom AG	5,670	91,699
Freenet AG	203	7,046
Telefonica Deutschland Holding AG	1,101	5,089

		103,834

Utilities - 2.5%
E.ON SE	3,526	35,952
Innogy SE, 144A	225	9,004
RWE AG*	778	15,571

		60,527

TOTAL COMMON STOCKS (Cost $2,265,657)		2,233,495

PREFERRED STOCKS - 6.4%
Consumer Discretionary - 3.9%
Bayerische Motoren Werke AG	97	8,837
Porsche Automobil Holding SE	270	22,762
Volkswagen AG	318	62,490

		94,089

Consumer Staples - 1.7%
Henkel AG & Co. KGaA	308	41,059

Health Care - 0.4%
Sartorius AG	66	8,935

Industrials - 0.1%
MAN SE	11	1,261

Materials - 0.3%
FUCHS PETROLUB SE	126	7,171

Utilities - 0.0%
RWE AG	69	1,227

TOTAL PREFERRED STOCKS (Cost $139,711)		153,742

EXCHANGE TRADED FUND - 0.2%
Horizons DAX Germany ETF (Cost $4,208)	128	3,911

TOTAL INVESTMENTS - 99.9%
(Cost $2,409,576)		$2,391,148
Other assets and liabilities, net - 0.1%		1,379

NET ASSETS - 100.0%		$2,392,527

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
COMMON STOCK - 2.0%
Financials - 2.0%
Deutsche Bank AG (a)
—	51,348	(1,069)	(21)	(2,024)	3	—	2,996	48,234

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,233,495	$—	$—	$2,233,495
Preferred Stocks (b)	153,742	—	—	153,742
Exchange Traded Fund	3,911	—	—	3,911

TOTAL	$2,391,148	$—	$—	$2,391,148

(b)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 18.4%
ABC-Mart, Inc.	100	$6,373
Adastria Co. Ltd.	100	2,180
Aisin Seiki Co. Ltd.	1,000	58,760
Asics Corp.(a)	1,100	17,618
Bandai Namco Holdings, Inc.	1,200	38,967
Bic Camera, Inc.	900	13,605
Bridgestone Corp.	3,900	174,779
Casio Computer Co. Ltd.	1,100	16,360
Clarion Co. Ltd.	1,000	3,214
CyberAgent, Inc.	900	39,009
Daiichikosho Co. Ltd.	200	10,684
Daikyonishikawa Corp.	100	1,723
Denso Corp.	2,500	147,252
Don Quijote Holdings Co. Ltd.	900	50,691
Eagle Industry Co. Ltd.	100	1,855
Fast Retailing Co. Ltd.(a)	200	79,790
Fujitsu General Ltd.	200	3,839
Hakuhodo DY Holdings, Inc.	1,500	21,817
Haseko Corp.	1,400	20,691
Heiwa Corp.	200	4,343
Hikari Tsushin, Inc.	100	14,507
Honda Motor Co. Ltd.	9,400	342,243
Iida Group Holdings Co. Ltd.	1,000	18,959
Isuzu Motors Ltd.	3,400	53,754
Izumi Co. Ltd.	100	6,579
J. Front Retailing Co. Ltd.	1,400	25,598
Koito Manufacturing Co. Ltd.	600	41,891
K’s Holdings Corp.	300	8,384
Mazda Motor Corp.	3,600	50,489
Mitsuba Corp.	100	1,429
NGK Spark Plug Co. Ltd.	1,100	28,164
NHK Spring Co. Ltd.	1,200	12,708
Nifco, Inc.	100	7,207
Nippon Television Holdings, Inc.	1,100	20,968
Nissan Motor Co. Ltd.	13,000	137,060
Nissin Kogyo Co. Ltd.	100	1,787
Nitori Holdings Co. Ltd.	400	67,532
Nojima Corp.	100	2,365
NOK Corp.	600	12,922
Oriental Land Co. Ltd.	1,300	126,948
Panasonic Corp.	12,700	199,656
Pressance Corp.	100	1,582
Rakuten, Inc.	5,300	48,542
Resorttrust, Inc.	300	6,795
Rinnai Corp.	100	9,006
Ryohin Keikaku Co. Ltd.	100	34,347
Sanrio Co. Ltd.	200	3,627
Seiko Holdings Corp.	100	2,756
Sekisui Chemical Co. Ltd.	2,600	49,342
Sekisui House Ltd.	4,100	72,198
Seria Co. Ltd.	200	10,046
Shimamura Co. Ltd.	100	11,939
Shimano, Inc.	300	43,522
Sony Corp.	6,500	331,503
Stanley Electric Co. Ltd.	1,000	39,501
Start Today Co. Ltd.	1,100	28,700
Starts Corp., Inc.	100	2,651
Subaru Corp.	3,600	127,529
Sumitomo Electric Industries Ltd.	4,200	66,835
Sumitomo Forestry Co. Ltd.	1,000	16,897
Sumitomo Rubber Industries Ltd.	1,200	23,144
Suzuki Motor Corp.	2,300	132,475
Takashimaya Co. Ltd.	1,000	10,206
T-Gaia Corp.	100	2,882
Toho Co. Ltd.	900	29,310
Toyo Tire & Rubber Co. Ltd.	900	16,894
Toyoda Gosei Co. Ltd.	300	7,332
Toyota Boshoku Corp.	200	4,305
Toyota Industries Corp.	1,000	63,352
Toyota Motor Corp.	5,046	342,138
TPR Co. Ltd.	100	2,863
TS Tech Co. Ltd.	200	8,163
United Arrows Ltd.	100	4,105
USS Co. Ltd.	1,300	26,949
Yamaha Corp.	900	39,895
Yamaha Motor Co. Ltd.	1,500	47,866
Yokohama Rubber Co. Ltd.	900	22,360

		3,586,257

Consumer Staples - 9.2%
Aeon Co. Ltd.(a)	4,700	79,570
Ain Holdings, Inc.	100	6,710
Ajinomoto Co., Inc.	2,700	49,519
Asahi Group Holdings Ltd.	2,400	123,503
Calbee, Inc.(a)	600	20,130
Ci:z Holdings Co. Ltd.	100	5,801
Create SD Holdings Co. Ltd.	100	2,536
Ezaki Glico Co. Ltd.	200	9,803
FamilyMart UNY Holdings Co. Ltd.(a)	200	15,163
Japan Tobacco, Inc.	6,800	194,240
Kao Corp.	2,700	198,682
Kewpie Corp.	800	21,975
Kikkoman Corp.	1,000	39,923

Kirin Holdings Co. Ltd.	5,300	138,007
Kobayashi Pharmaceutical Co. Ltd.	200	13,102
Kobe Bussan Co. Ltd.	100	4,039
Kose Corp.	100	18,874
Kusuri no Aoki Holdings Co. Ltd.	100	5,951
Lawson, Inc.(a)	200	13,102
Lion Corp.	1,400	26,437
Matsumotokiyoshi Holdings Co. Ltd.	600	25,416
MEIJI Holdings Co. Ltd.	900	66,042
NH Foods Ltd.	1,000	22,539
Nichirei Corp.	400	10,253
Nippon Suisan Kaisha Ltd.	1,400	7,256
Nissin Foods Holdings Co. Ltd.	300	20,580
Pigeon Corp.	800	32,651
Seven & i Holdings Co. Ltd.	4,800	200,673
Shiseido Co. Ltd.	2,300	139,265
Sugi Holdings Co. Ltd.	200	11,021
Sundrug Co. Ltd.	300	13,903
Suntory Beverage & Food Ltd.	1,000	46,671
Toyo Suisan Kaisha Ltd.	600	23,560
Tsuruha Holdings, Inc.	200	29,090
Unicharm Corp.	2,400	67,543
Valor Holdings Co. Ltd.	200	5,492
Welcia Holdings Co. Ltd.	200	8,884
Yakult Honsha Co. Ltd.	900	64,692
Yaoko Co. Ltd.	100	5,445

		1,788,043

Energy - 0.4%
Inpex Corp.	6,100	74,975

Financials - 11.9%
AEON Financial Service Co. Ltd.	900	21,103
Aozora Bank Ltd.	600	24,713
Chiba Bank Ltd.	3,000	24,966
Chugoku Bank Ltd.	1,100	13,680
Concordia Financial Group Ltd.	6,700	39,306
Dai-ichi Life Holdings, Inc.	6,500	129,872
Daiwa Securities Group, Inc.	10,000	67,176
Financial Products Group Co. Ltd.	200	2,647
Fuyo General Lease Co. Ltd.	100	6,719
Gunma Bank Ltd.	2,600	16,155
Hiroshima Bank Ltd.	1,500	11,780
Hitachi Capital Corp.	200	5,224
Hokuhoku Financial Group, Inc.	900	12,854
IBJ Leasing Co. Ltd.	100	2,623
Jafco Co. Ltd.	100	5,070
Japan Exchange Group, Inc.	3,500	60,878
kabu.com Securities Co. Ltd.	1,000	3,664
Kyushu Financial Group, Inc.	2,400	13,495
Matsui Securities Co. Ltd.	900	8,949
Mebuki Financial Group, Inc.	5,300	21,507
Mitsubishi UFJ Financial Group, Inc.	36,400	260,041
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,600	16,642
Mizuho Financial Group, Inc.	143,200	267,598
MS&AD Insurance Group Holdings, Inc.	2,800	87,434
Nomura Holdings, Inc.	19,500	120,540
Orient Corp.	1,500	2,404
ORIX Corp.	7,700	137,829
Resona Holdings, Inc.	12,200	69,972
SBI Holdings, Inc.	1,300	30,202
Seven Bank Ltd.	4,100	14,217
Shinsei Bank Ltd.	1,100	17,484
Shizuoka Bank Ltd.	2,000	20,374
Sompo Holdings, Inc.	2,300	89,301
Sony Financial Holdings, Inc.	1,100	20,618
Sumitomo Mitsui Financial Group, Inc.	6,400	281,059
Sumitomo Mitsui Trust Holdings, Inc.	2,300	93,354
Suruga Bank Ltd.	1,200	19,838
T&D Holdings, Inc.	3,400	56,701
Tokai Tokyo Financial Holdings, Inc.	1,300	9,734
Tokio Marine Holdings, Inc.	4,000	186,158
Tokyo Century Corp.	100	5,689
Yamaguchi Financial Group, Inc.	1,000	12,164
Zenkoku Hosho Co. Ltd.	200	8,856

		2,320,590

Health Care - 8.1%
Alfresa Holdings Corp.	1,300	29,349
Asahi Intecc Co. Ltd.	600	21,367
Astellas Pharma, Inc.	11,500	170,337
Chugai Pharmaceutical Co. Ltd.	1,200	62,415
Daiichi Sankyo Co. Ltd.	3,400	121,336
Eisai Co. Ltd.	1,300	69,395
Hisamitsu Pharmaceutical Co., Inc.	200	14,507
Hoya Corp.	2,400	127,552
Kaken Pharmaceutical Co. Ltd.	200	11,358
Kyowa Hakko Kirin Co. Ltd.	1,300	27,656
M3, Inc.	1,200	47,008
Medipal Holdings Corp.	1,200	24,629
Mitsubishi Tanabe Pharma Corp.	1,300	27,960
Nihon Kohden Corp.	300	8,463
Olympus Corp.	1,500	60,517

Ono Pharmaceutical Co. Ltd.	2,800	82,133
Otsuka Holdings Co. Ltd.	2,400	121,097
Santen Pharmaceutical Co. Ltd.	2,300	37,074
Sawai Pharmaceutical Co. Ltd.	100	4,653
Shionogi & Co. Ltd.	1,500	78,595
Ship Healthcare Holdings, Inc.	200	7,001
Sumitomo Dainippon Pharma Co. Ltd.	1,000	15,398
Sysmex Corp.	1,000	83,501
Takeda Pharmaceutical Co. Ltd.	4,000	229,118
Terumo Corp.	1,600	86,519
Toho Holdings Co. Ltd.	200	4,744
Tsumura & Co.	300	10,093

		1,583,775

Industrials - 23.0%
Aeon Delight Co. Ltd.	100	3,524
Aica Kogyo Co. Ltd.	200	7,638
Amada Holdings Co. Ltd.	2,100	28,261
ANA Holdings, Inc.	2,200	88,717
Asahi Glass Co. Ltd.	1,200	50,101
Central Japan Railway Co.	1,100	205,660
COMSYS Holdings Corp.	300	7,945
Daifuku Co. Ltd.	600	39,698
Daikin Industries Ltd.	1,400	165,972
DMG Mori Co. Ltd.	600	12,258
East Japan Railway Co.	2,000	188,557
Ebara Corp.	300	11,246
FANUC Corp.	1,100	281,533
Fuji Electric Co. Ltd.	2,000	15,332
Hankyu Hanshin Holdings, Inc.	1,400	52,481
Hanwa Co. Ltd.	100	4,564
Harmonic Drive Systems, Inc.	100	6,148
Hazama Ando Corp.	1,000	7,244
Hino Motors Ltd.	1,500	19,891
Hitachi Construction Machinery Co. Ltd.	600	25,838
Hitachi Transport System Ltd.	200	4,973
Hoshizaki Corp.	300	27,215
ITOCHU Corp.	7,900	152,958
Iwatani Corp.	200	7,666
Japan Airlines Co. Ltd.	2,100	80,473
JTEKT Corp.	1,300	20,273
Kajima Corp.	8,000	76,622
Kanamoto Co. Ltd.	100	3,172
Kanematsu Corp.	900	12,264
Kawasaki Heavy Industries Ltd.	1,000	36,737
Keihan Holdings Co. Ltd.	600	18,865
Keio Corp.	600	26,400
Keisei Electric Railway Co. Ltd.	900	29,521
Kintetsu Group Holdings Co. Ltd.	1,100	42,472
Komatsu Ltd.	5,300	194,506
Kubota Corp.	6,100	111,304
Kumagai Gumi Co. Ltd.	100	2,975
Kyowa Exeo Corp.	300	8,038
Kyudenko Corp.	200	9,297
Maeda Corp.	1,100	13,257
Makita Corp.	1,400	66,520
Marubeni Corp.	7,900	60,687
Meitec Corp.	100	5,689
MINEBEA MITSUMI, Inc.	2,200	50,719
MISUMI Group, Inc.	1,300	37,768
Mitsubishi Corp.	7,700	217,639
Mitsubishi Electric Corp.	10,400	177,094
Mitsubishi Heavy Industries Ltd.	2,100	86,240
Mitsui & Co. Ltd.	9,100	166,428
MonotaRO Co. Ltd.	300	9,686
Nabtesco Corp.	800	34,825
Nagoya Railroad Co. Ltd.	1,100	28,174
Nankai Electric Railway Co. Ltd.	900	23,018
NGK Insulators Ltd.	1,400	26,293
Nidec Corp.	1,400	226,456
Nihon M&A Center, Inc.	300	19,568
Nippon Express Co. Ltd.	300	20,243
Nippon Steel & Sumikin Bussan Corp.	100	5,726
Nishi-Nippon Railroad Co. Ltd.	300	8,021
NSK Ltd.	2,400	36,189
Obayashi Corp.	3,800	43,233
Odakyu Electric Railway Co. Ltd.	1,600	32,718
OSG Corp.	300	7,127
Park24 Co. Ltd.	600	14,474
Penta-Ocean Construction Co. Ltd.	1,300	9,442
Persol Holdings Co. Ltd.	1,100	28,360
Pilot Corp.	200	10,759
Sankyu, Inc.	200	9,747
Sanwa Holdings Corp.	1,200	16,813
Secom Co. Ltd.	1,200	86,369
Seibu Holdings, Inc.	1,400	23,958
Shimizu Corp.	3,800	35,541
SMC Corp.	300	126,601
Sohgo Security Services Co. Ltd.	300	14,226
Sojitz Corp.	6,600	21,772
Sotetsu Holdings, Inc.	300	7,979
Sumitomo Corp.	6,700	118,610
Sumitomo Heavy Industries Ltd.	600	23,757
Sumitomo Mitsui Construction Co. Ltd.	1,240	7,310
Tadano Ltd.	300	4,757

Taisei Corp.	1,300	66,398
Takeuchi Manufacturing Co. Ltd.	100	2,424
THK Co. Ltd.	900	39,473
Tobu Railway Co. Ltd.	1,200	37,224
Toda Corp.	1,000	7,694
Tokyu Construction Co. Ltd.	200	2,249
Tokyu Corp.	2,900	46,555
TOTO Ltd.	1,000	53,043
Toyota Tsusho Corp.	1,300	48,672
West Japan Railway Co.	1,100	76,708
Yamato Holdings Co. Ltd.	2,200	55,214

		4,487,786

Information Technology - 11.5%
Advantest Corp.	900	19,121
Alps Electric Co. Ltd.	1,000	27,693
Brother Industries Ltd.	1,300	32,724
Canon, Inc.	6,200	237,994
COLOPL, Inc.	600	5,556
DeNA Co. Ltd.	600	10,993
Dip Corp.	100	3,121
Disco Corp.	100	23,626
Elecom Co. Ltd.	100	2,258
Fujitsu Ltd.	12,000	72,413
GMO internet, Inc.	200	3,636
GungHo Online Entertainment, Inc.	3,300	11,628
Hamamatsu Photonics KK	900	36,142
Hirose Electric Co. Ltd.	100	14,948
Hitachi High-Technologies Corp.	200	9,840
Hitachi Ltd.	26,000	199,316
Horiba Ltd.	200	14,882
Itochu Techno-Solutions Corp.	200	8,238
Kakaku.com, Inc.	1,000	17,066
Keyence Corp.	520	318,077
Konami Holdings Corp.	300	15,885
Konica Minolta, Inc.	2,500	23,218
Kyocera Corp.	2,000	119,076
Mixi, Inc.	200	8,125
Murata Manufacturing Co. Ltd.	1,200	168,521
NEC Corp.	1,400	42,772
Nexon Co. Ltd.*	1,200	43,634
Nomura Research Institute Ltd.	902	40,744
NS Solutions Corp.	100	2,680
NTT Data Corp.	3,500	36,474
Obic Co. Ltd.	400	33,513
Omron Corp.	1,200	71,524
Oracle Corp.	100	7,797
Otsuka Corp.	200	18,687
Renesas Electronics Corp.*	900	10,433
Ricoh Co. Ltd.	3,400	36,834
SCREEN Holdings Co. Ltd.	100	9,409
SCSK Corp.	200	8,247
Seiko Epson Corp.	1,500	28,874
Shimadzu Corp.	1,300	33,565
Square Enix Holdings Co. Ltd.	300	12,877
TDK Corp.	800	73,249
Tokyo Electron Ltd.	800	157,893
Trend Micro, Inc.	600	34,188
Ulvac, Inc.	100	6,213
Yahoo Japan Corp.(a)	8,000	37,187
Yaskawa Electric Corp.(a)	1,300	61,037
Yokogawa Electric Corp.	1,200	24,494

		2,236,422

Materials - 7.4%
Air Water, Inc.	1,100	22,030
Asahi Kasei Corp.	7,500	97,242
Daicel Corp.	1,600	18,458
Daio Paper Corp.	400	5,533
Denka Co. Ltd.	200	7,441
DIC Corp.	300	10,866
Dowa Holdings Co. Ltd.	200	7,451
Hitachi Chemical Co. Ltd.	400	8,993
Hitachi Metals Ltd.	1,200	15,474
JFE Holdings, Inc.	2,900	67,605
JSR Corp.	1,200	29,127
Kansai Paint Co. Ltd.	1,200	30,364
Kuraray Co. Ltd.	2,200	38,637
Mitsubishi Chemical Holdings Corp.	7,900	80,995
Mitsubishi Gas Chemical Co., Inc.	1,100	27,628
Mitsubishi Materials Corp.	900	28,424
Mitsui Chemicals, Inc.	1,100	33,864
Nihon Parkerizing Co. Ltd.	400	7,137
Nippon Kayaku Co. Ltd.	1,000	12,942
Nippon Light Metal Holdings Co. Ltd.	3,300	9,000
Nippon Paint Holdings Co. Ltd.	1,000	36,643
Nippon Steel & Sumitomo Metal Corp.	4,900	117,397
Nissan Chemical Industries Ltd.	900	35,931
Nitto Denko Corp.	1,000	83,436
NOF Corp.	300	8,319
Oji Holdings Corp.	3,000	19,737
Shin-Etsu Chemical Co. Ltd.	2,100	223,865
Sumitomo Chemical Co. Ltd.	10,000	62,696
Sumitomo Metal Mining Co. Ltd.	1,400	66,021
Sumitomo Osaka Cement Co. Ltd.	2,000	9,278

Taiheiyo Cement Corp.	800	29,989
Taiyo Nippon Sanso Corp.	1,000	14,723
Teijin Ltd.	1,100	21,824
Tokyo Steel Manufacturing Co. Ltd.	900	7,330
Toray Industries, Inc.	8,100	82,439
Tosoh Corp.	1,600	33,738
Ube Industries Ltd.	600	18,893
Zeon Corp.	1,200	18,151

		1,449,621

Real Estate - 3.6%
Aeon Mall Co. Ltd.	900	18,868
Daito Trust Construction Co. Ltd.	400	66,539
Daiwa House Industry Co. Ltd.	3,700	137,903
Hulic Co. Ltd.	2,500	27,974
Ichigo, Inc.	1,400	5,799
Leopalace21 Corp.	1,500	11,879
Mitsubishi Estate Co. Ltd.	8,100	142,370
Mitsui Fudosan Co. Ltd.	5,400	130,464
Nomura Real Estate Holdings, Inc.	900	21,828
NTT Urban Development Corp.	900	11,209
Open House Co. Ltd.	100	6,045
Relo Group, Inc.	300	8,477
Sumitomo Realty & Development Co. Ltd.	2,000	73,117
Tokyo Tatemono Co. Ltd.	1,200	18,702
Tokyu Fudosan Holdings Corp.	2,700	20,040

		701,214

Telecommunication Services - 4.8%
KDDI Corp.	9,100	224,760
Nippon Telegraph & Telephone Corp.	5,000	233,448
NTT DOCOMO, Inc.	8,000	205,801
SoftBank Group Corp.	3,400	283,426

		947,435

Utilities - 1.5%
Chubu Electric Power Co., Inc.	3,400	46,537
Electric Power Development Co. Ltd.	1,000	25,510
Kansai Electric Power Co., Inc.	4,700	57,481
Nippon Gas Co. Ltd.	100	4,325
Osaka Gas Co. Ltd.	2,400	47,638
Toho Gas Co. Ltd.	800	23,541
Tohoku Electric Power Co., Inc.	2,700	35,526
Tokyo Gas Co. Ltd.	2,400	60,391

		300,949

TOTAL COMMON STOCKS (Cost $17,638,204)		19,477,067

SECURITIES LENDING COLLATERAL - 1.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c) (Cost $309,191)	309,191	309,191

TOTAL INVESTMENTS - 101.4% (Cost $17,947,395)		19,786,258
Other assets and liabilities, net - (1.4%)		(279,618)

NET ASSETS - 100.0%		$19,506,640

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 1.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
—	309,191	—	—	—	104	—	309,191	309,191

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $294,773, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

At February 28, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
JPX-Nikkei 400 Index Futures	JPY	2	$29,704	$29,240	3/08/2018	$(1,212)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2018.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$19,477,067	$—	$—	$19,477,067
Short-Term Investments	309,191	—	—	309,191

TOTAL	$19,786,258	$—	$—	$19,786,258

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	(1,212)	—	—	(1,212)

TOTAL	$(1,212)	$—	$—	$(1,212)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 6.4%
Adelaide Brighton Ltd.	887	$4,533
ALS Ltd.	859	4,804
Altium Ltd.	121	1,901
Ansell Ltd.	254	5,179
APN Outdoor Group Ltd.	438	1,463
ARB Corp. Ltd.	79	1,220
Ardent Leisure Group (a)	552	836
Australian Pharmaceutical Industries Ltd.	1,267	1,506
Bapcor Ltd.	984	4,395
Beach Energy Ltd.	2,093	2,162
Bega Cheese Ltd.	94	501
Bellamy’s Australia Ltd.*	71	996
Blackmores Ltd.	24	2,393
BT Investment Management Ltd.	223	1,834
BWP Trust REIT	822	1,858
carsales.com Ltd.	456	5,015
Charter Hall Group REIT	518	2,354
Charter Hall Retail REIT	732	2,121
Cleanaway Waste Management Ltd.	2,468	2,933
Corporate Travel Management Ltd.	78	1,541
Cromwell Property Group REIT	1,572	1,221
CSR Ltd.	929	3,730
Domain Holdings Australia Ltd.	421	994
Donaco International Ltd.	1,106	172
Downer EDI Ltd.	933	5,022
DuluxGroup Ltd.	559	3,334
Evolution Mining Ltd.	1,675	3,721
Fairfax Media Ltd.	4,212	2,470
G8 Education Ltd.	434	944
Galaxy Resources Ltd.*(b)	430	1,169
GrainCorp Ltd., Class A	387	2,396
Iluka Resources Ltd.	517	4,172
Independence Group NL (b)	290	1,142
Infigen Energy*(a)	1,430	700
Investa Office Fund REIT	606	1,991
InvoCare Ltd.	358	3,848
IOOF Holdings Ltd.	337	2,730
IRESS Ltd.	436	3,515
JB Hi-Fi Ltd.	126	2,540
Karoon Gas Australia Ltd.*	976	872
Link Administration Holdings Ltd.	550	3,661
Macquarie Atlas Roads Group (a)	1,230	5,293
Magellan Financial Group Ltd.	201	3,968
Mantra Group Ltd.	372	1,115
Mayne Pharma Group Ltd.*	1,366	775
Mesoblast Ltd.*	370	512
Metcash Ltd.	779	1,960
Mineral Resources Ltd.	259	3,824
Monadelphous Group Ltd.	85	1,087
Myer Holdings Ltd.	1,029	360
Navitas Ltd.	303	1,134
NEXTDC Ltd.*	332	1,720
Northern Star Resources Ltd.	502	2,453
Nufarm Ltd.	277	1,781
Orocobre Ltd.*(b)	332	1,686
Orora Ltd.	2,200	5,639
OZ Minerals Ltd.	370	2,770
Perpetual Ltd.	43	1,732
Pilbara Minerals Ltd.*(b)	1,521	1,087
Platinum Asset Management Ltd. (b)	225	1,120
Premier Investments Ltd.	118	1,251
Primary Health Care Ltd.	1,076	3,343
Qube Holdings Ltd.	1,521	2,930
Regis Resources Ltd.	717	2,384
Saracen Mineral Holdings Ltd.*	1,871	2,354
Seven Group Holdings Ltd.	70	1,003
Shopping Centres Australasia Property Group REIT	1,555	2,705
Sirtex Medical Ltd.	109	2,337
SmartGroup Corp. Ltd.	110	977
SolGold PLC*	1,187	372
Southern Cross Media Group Ltd.	867	744
Spark Infrastructure Group (a)	2,444	4,575
St Barbara Ltd.	961	3,060
Star Entertainment Group Ltd.	1,047	4,326
Steadfast Group Ltd.	927	1,814
Super Retail Group Ltd.	219	1,157
Syrah Resources Ltd.*	581	1,543
Technology One Ltd.	250	932
Vocus Group Ltd.	555	1,056
Washington H Soul Pattinson & Co. Ltd.	124	1,719
Westgold Resources Ltd.*	310	385
Whitehaven Coal Ltd.	1,030	3,496
WorleyParsons Ltd.	277	3,318

		187,686

Austria - 1.4%
ams AG*	95	11,251
BUWOG AG*	122	4,302
CA Immobilien Anlagen AG	142	4,182
DO & CO AG	7	423
IMMOFINANZ AG*	975	2,284

Lenzing AG	5	619
Oesterreichische Post AG	48	2,319
Rhi Magnesita NV*	32	1,949
S IMMO AG	237	4,233
S&T AG	41	1,036
Telekom Austria AG*	48	431
UNIQA Insurance Group AG	257	2,990
Wienerberger AG	210	5,672

		41,691

Belgium - 2.0%
Ablynx NV*	78	4,164
Ackermans & van Haaren NV	23	4,161
Aedifica SA REIT	8	732
AGFA-Gevaert NV*	456	2,249
Befimmo SA REIT	28	1,834
Bekaert SA	53	2,639
Biocartis NV, 144A*	44	700
bpost SA	109	3,708
Cie d’Entreprises CFE	9	1,223
Cofinimmo SA REIT	20	2,523
D’ieteren SA/NV	34	1,468
Elia System Operator SA/NV	37	2,343
Euronav NV	230	1,866
Fagron*	41	660
Galapagos NV*	59	6,232
Ion Beam Applications	28	722
KBC Ancora	58	3,775
Melexis NV	37	4,085
Nyrstar NV*	105	752
Ontex Group NV	128	3,714
Sioen Industries NV	17	623
Sofina SA	20	3,411
Tessenderlo Group SA*	63	2,859
Warehouses De Pauw CVA REIT	20	2,386

		58,829

Bermuda - 0.2%
Hiscox Ltd.	271	5,190

Canada - 0.1%
Entertainment One Ltd.	425	1,778

China - 0.1%
Goodbaby International Holdings Ltd.	1,522	895
Microport Scientific Corp.	892	883

		1,778

Denmark - 1.5%
Ambu A/S, Class B	215	4,160
Bang & Olufsen A/S*	26	749
Bavarian Nordic A/S*	56	2,263
FLSmidth & Co A/S	61	4,165
GN Store Nord A/S	165	5,718
Jyske Bank A/S	87	5,162
Nilfisk Holding A/S*	33	1,676
NKT A/S*	33	1,159
Rockwool International A/S, Class B	17	5,039
Royal Unibrew A/S	23	1,415
SimCorp A/S	73	4,586
Spar Nord Bank A/S	104	1,181
Sydbank A/S	115	4,511
Topdanmark A/S*	63	3,111

		44,895

Faroe Islands - 0.1%
Bakkafrost P/F	78	3,951

Finland - 1.5%
Amer Sports OYJ*	130	3,935
Atria OYJ	224	3,624
Cargotec OYJ, Class B	60	3,405
Caverion OYJ*(b)	228	1,796
Citycon OYJ	347	812
Huhtamaki OYJ	84	3,565
Kemira OYJ	87	1,193
Kesko OYJ, Class B	72	4,196
Konecranes OYJ	89	3,945
Metsa Board OYJ	280	2,487
Outokumpu OYJ	387	3,145
Outotec OYJ*	338	3,381
Sanoma OYJ	110	1,328
Stockmann OYJ Abp, Class B*	88	413
Tieto OYJ	65	2,312
Valmet OYJ	222	4,764

		44,301

France - 3.3%
ABC arbitrage	349	3,044
Air France-KLM*	110	1,312
ALD SA, 144A*	116	1,898
Alten SA	31	2,995
Altran Technologies SA (b)	208	3,789
Axway Software SA	34	813
Cellectis SA*	14	450
Cie des Alpes	64	2,471
Cie Plastic Omnium SA	101	4,759
Coface SA	82	957
DBV Technologies SA*	31	1,309
Elior Group SA, 144A	128	2,814
Elis SA	247	6,352
Fnac Darty SA*	11	1,237
Gaztransport Et Technigaz SA	24	1,539
Genfit*	26	731

IPSOS	42	1,615
Korian SA	72	2,361
Maisons du Monde SA, 144A	50	2,124
Mercialys SA REIT	94	1,841
Metropole Television SA	126	3,594
Neopost SA	79	2,309
Nexans SA	22	1,167
Nexity SA*	61	3,821
Orpea	48	5,779
Parrot SA*	33	310
Pierre & Vacances SA*	16	794
Rubis SCA	114	8,185
Sartorius Stedim Biotech	33	2,931
SOITEC*	25	1,966
Solocal Group*	429	617
Sopra Steria Group	27	5,261
SPIE SA	123	3,046
SRP Groupe SA, 144A*	56	655
Tarkett SA	37	1,352
Technicolor SA	553	1,256
Television Francaise 1	189	2,682
Trigano SA	10	1,792
Vallourec SA*	368	2,008
Vicat SA	4	320
Virbac SA*	9	1,346
Worldline SA, 144A*	40	2,044

		97,646

Georgia - 0.1%
BGEO Group PLC	43	2,007

Germany - 5.3%
Aareal Bank AG	33	1,611
ADO Properties SA, 144A	9	470
AIXTRON SE*	98	1,963
alstria office REIT-AG REIT	201	2,987
AURELIUS Equity Opportunities SE & Co KGaA	46	3,381
Aurubis AG	43	3,629
Bechtle AG	72	6,162
bet-at-home.com AG	24	2,940
Bilfinger SE	64	2,917
Carl Zeiss Meditec AG	41	2,541
CECONOMY AG	200	2,624
CompuGroup Medical SE	16	913
CTS Eventim AG & Co. KGaA	61	2,978
Deutsche Beteiligungs AG	15	807
Deutsche EuroShop AG	63	2,286
Deutsche Pfandbriefbank AG, 144A	59	1,031
Deutz AG	140	1,313
Diebold Nixdorf AG*	35	2,904
DMG Mori AG	58	3,248
Duerr AG	42	5,173
Encavis AG	100	858
Evotec AG*	120	2,110
Freenet AG	127	4,410
Gerresheimer AG	29	2,232
Grammer AG	15	942
GRENKE AG	33	3,609
Hamburger Hafen und Logistik AG	25	615
Hapag-Lloyd AG, 144A*	48	1,952
Hypoport AG*	5	808
Indus Holding AG	5	374
Jenoptik AG	55	1,902
Kloeckner & Co. SE	90	1,164
Koenig & Bauer AG	32	2,821
Krones AG	20	2,713
LEG Immobilien AG	67	6,987
Leoni AG	66	4,525
MorphoSys AG*	47	4,711
Nemetschek SE	20	2,059
Nordex SE*	62	717
Norma Group SE	73	5,393
PATRIZIA Immobilien AG*	50	1,127
Rational AG	4	2,604
Rheinmetall AG	54	7,181
RHOEN-KLINIKUM AG	52	1,817
Rocket Internet SE, 144A*	34	1,025
Salzgitter AG	61	3,513
Scout24 AG, 144A	104	4,601
Siltronic AG*	27	3,992
Software AG	69	3,643
STADA Arzneimittel AG	29	3,025
Stroeer SE & Co. KGaA	49	3,497
Suedzucker AG	100	1,801
TAG Immobilien AG	237	4,499
Takkt AG	34	896
TLG Immobilien AG	221	5,926
Wacker Chemie AG	23	3,930
Wacker Neuson SE	32	1,145

		157,002

Hong Kong - 2.0%
Brightoil Petroleum Holdings Ltd.*(c)	6,070	1,310
Cafe de Coral Holdings Ltd.	1,036	2,629
Champion REIT	679	483
China Financial International Investments Ltd.*	7,618	326
China Trustful Group Ltd.*	1,189	456

Chow Sang Sang Holdings International Ltd.	423	960
CMBC Capital Holdings Ltd.	10,000	831
Dah Sing Financial Holdings Ltd.	359	2,335
Digital Domain Holdings Ltd.*	25,202	547
Emperor Entertainment Hotel Ltd.	3,008	661
Esprit Holdings Ltd.*	2,891	1,138
Freeman FinTech Corp. Ltd.*	13,520	3,179
Giordano International Ltd.	2,000	984
Global Brands Group Holding Ltd.*	4,064	296
Good Resources Holdings Ltd.*	4,198	166
Great Eagle Holdings Ltd.	240	1,198
Haitong International Securities Group Ltd.	2,037	1,236
HKBN Ltd.	2,214	2,532
Hopewell Holdings Ltd.	1,149	4,507
Hsin Chong Group Holdings Ltd.*(c)	6,452	369
Huarong International Financial Holdings Ltd.*	1,135	370
Johnson Electric Holdings Ltd.	561	2,226
Landing International Development Ltd.*	88,662	3,909
Luk Fook Holdings International Ltd.	455	1,570
Man Wah Holdings Ltd.	2,954	2,733
Mason Group Holdings Ltd.*	43,237	685
Melco International Development Ltd.	1,564	4,397
Neo Telemedia Ltd.	645	14
NewOcean Energy Holdings Ltd.*	4,401	1,035
Noble Group Ltd.*	50	6
Pacific Basin Shipping Ltd.*	2,000	557
Pacific Textiles Holdings Ltd.	975	933
Regina Miracle International Holdings Ltd., 144A	687	600
SUNeVision Holdings Ltd.	398	260
Television Broadcasts Ltd.	106	349
Town Health International Medical Group Ltd. (c)	8,362	843
Value Partners Group Ltd.	1,749	1,658
Vision Fame International Holding Ltd.*	1,913	97
VSTECS Holdings Ltd.	1,572	892
VTech Holdings Ltd.	304	4,195
Xinyi Glass Holdings Ltd.*	4,105	6,389

		59,861

India - 0.0%
Vedanta Resources PLC	113	1,143

Ireland - 1.4%
C&C Group PLC	31	109
Cairn Homes PLC*	799	1,717
COSMO Pharmaceuticals NV	8	1,104
Glanbia PLC	229	4,073
Grafton Group PLC	341	3,591
Greencore Group PLC	804	1,965
Hibernia REIT PLC REIT	1,043	1,807
Hostelworld Group PLC, 144A	169	932
Irish Continental Group PLC	368	2,519
Irish Residential Properties REIT PLC REIT	618	1,077
Keywords Studios PLC	57	1,226
Kingspan Group PLC	180	7,642
Smurfit Kappa Group PLC	271	9,489
UDG Healthcare PLC	395	4,546

		41,797

Isle of Man - 0.3%
GVC Holdings PLC (b)	354	4,352
Playtech PLC	299	3,220

		7,572

Israel - 1.5%
Africa Israel Properties Ltd.*	25	616
Airport City Ltd.*	88	1,050
Alony Hetz Properties & Investments Ltd.	127	1,231
Big Shopping Centers Ltd.	7	464
Blue Square Real Estate Ltd.	11	428
Caesarstone Ltd.	32	693
Cellcom Israel Ltd.*	112	931
CyberArk Software Ltd.*	29	1,436
Delek Group Ltd.	5	861
Delta-Galil Industries Ltd.	26	856
El Al Israel Airlines	787	284
Gazit-Globe Ltd.	107	1,089
Israel Discount Bank Ltd., Class A*	2,506	7,206
Ituran Location and Control Ltd.	15	518
Jerusalem Economy Ltd.*	217	542
Kornit Digital Ltd.*(b)	63	806
Mazor Robotics Ltd.*	31	1,010
Melisron Ltd.	22	970
Orbotech Ltd.*	83	4,562
Partner Communications Co. Ltd.*	209	1,096
Paz Oil Co. Ltd.*	3	490
Phoenix Holdings Ltd.*	186	1,107
Plus500 Ltd.	97	1,598
Radware Ltd.*	50	1,034
Shufersal Ltd.	143	1,023
SodaStream International Ltd.*	25	2,023

Strauss Group Ltd.	53	1,196
Tower Semiconductor Ltd.*	152	4,471
Wix.com Ltd.*	46	3,452

		43,043

Italy - 4.0%
A2A SpA	2,734	4,856
Anima Holding SpA, 144A	439	3,350
Autogrill SpA	166	2,084
Azimut Holding SpA	115	2,516
Banca Carige SpA*	2,595	27
Banca Generali SpA	90	2,995
Banca Mediolanum SpA	253	2,290
Banca Monte dei Paschi di Siena SpA*	49	192
Banca Popolare di Sondrio SCPA	851	3,457
Banco BPM SpA*	1,768	6,702
Biesse SpA	39	2,163
BPER Banca	631	3,748
Brembo SpA	305	4,279
Brunello Cucinelli SpA	27	850
Buzzi Unicem SpA	130	3,220
Cerved Information Solutions SpA	236	3,052
De’ Longhi SpA	65	1,838
DiaSorin SpA	45	3,703
Ei Towers SpA	38	2,158
El.En. SpA	18	566
Enav SpA, 144A	312	1,592
Fila SpA	27	644
Fincantieri SpA*	560	896
FinecoBank Banca Fineco SpA	466	5,753
Geox SpA	180	621
Hera SpA	1,270	4,341
Industria Macchine Automatiche SpA	5	435
Infrastrutture Wireless Italiane SpA, 144A	143	998
Interpump Group SpA	100	3,333
Iren SpA	600	1,783
Italgas SpA	500	2,694
Juventus Football Club SpA*	520	458
La Doria SpA	45	735
MARR SpA	40	1,067
Mediaset SpA*	695	2,727
Moncler SpA	195	6,828
OVS SpA, 144A	168	1,102
Reply SpA	20	1,201
Saipem SpA*	685	2,816
Salini Impregilo SpA	533	1,623
Salvatore Ferragamo SpA	84	2,371
Saras SpA	218	459
Societa Cattolica di Assicurazioni SC	341	4,073
Societa Iniziative Autostradali e Servizi SpA	92	1,586
Sogefi SpA*	142	573
Tod’s SpA	30	2,207
Unione di Banche Italiane SpA	1,015	4,915
Unipol Gruppo SpA	709	3,557
Yoox Net-A-Porter Group SpA*	75	3,457

		118,891

Japan - 30.8%
77 Bank Ltd.	100	2,519
Activia Properties, Inc. REIT	1	4,424
Adastria Co. Ltd.	100	2,180
ADEKA Corp.	300	5,503
Advance Residence Investment Corp. REIT	2	5,022
Advantest Corp.	200	4,250
AEON REIT Investment Corp. REIT	3	3,222
Aica Kogyo Co. Ltd.	200	7,639
Aiful Corp.*	800	2,737
Amano Corp.	100	2,807
Anritsu Corp.	400	5,346
Aoyama Trading Co. Ltd.	100	4,175
Ardepro Co. Ltd.	500	403
Asahi Intecc Co. Ltd.	200	7,123
Autobacs Seven Co. Ltd.	300	5,865
Azbil Corp.	200	8,923
Broadleaf Co. Ltd.	300	3,388
Capcom Co. Ltd.	100	4,049
Chiba Kogyo Bank Ltd.	100	461
Chiyoda Corp.	200	1,983
Chugoku Bank Ltd.	200	2,487
Citizen Watch Co. Ltd.	300	2,311
COMSYS Holdings Corp.	200	5,297
COOKPAD, Inc.	100	564
Cosmo Energy Holdings Co. Ltd.	100	3,533
CyberAgent, Inc.	200	8,670
DA Consortium Holdings, Inc.	100	2,372
Daido Steel Co. Ltd.	100	5,455
Daiichikosho Co. Ltd.	100	5,342
Daishi Bank Ltd.	100	4,578
Daisyo Corp.	100	1,556
Denka Co. Ltd.	200	7,442
DIC Corp.	100	3,622
DMG Mori Co. Ltd.	200	4,086
Dowa Holdings Co. Ltd.	100	3,726
Ebara Corp.	200	7,498

Ezaki Glico Co. Ltd.	100	4,902
Frontier Real Estate Investment Corp. REIT	1	4,157
Fuji Oil Holdings, Inc.	100	2,980
Fujikura Ltd.	500	3,693
Fujitsu General Ltd.	100	1,919
Fukuoka REIT Corp. REIT	3	4,867
Funai Electric Co. Ltd.	200	1,447
Funai Soken Holdings, Inc.	300	6,177
Furukawa Electric Co. Ltd.	100	5,511
Glory Ltd.	200	7,582
GLP J REIT	3	3,169
GMO internet, Inc.	200	3,637
GS Yuasa Corp.	1,000	5,595
Gunma Bank Ltd.	400	2,486
H2O Retailing Corp.	200	3,951
Haseko Corp.	500	7,390
Hazama Ando Corp.	600	4,347
HEALIOS KK*	100	1,746
Heiwa Corp.	200	4,343
Hiroshima Bank Ltd.	300	2,356
HIS Co. Ltd.	100	3,730
Hitachi Capital Corp.	100	2,612
Hitachi Kokusai Electric, Inc.	100	2,915
Hokkaido Electric Power Co., Inc.	200	1,200
Hokkoku Bank Ltd.	100	4,190
Hokuhoku Financial Group, Inc.	100	1,428
Hokuriku Electric Power Co.	100	781
Horiba Ltd.	100	7,442
Hosiden Corp.	200	2,964
House Foods Group, Inc.	200	6,748
Hulic Reit, Inc. REIT	1	1,496
Hyakugo Bank Ltd.	1,000	4,958
Ibiden Co. Ltd.	100	1,631
IDOM, Inc.	100	671
Industrial & Infrastructure Fund Investment Corp. REIT	4	4,593
Ines Corp.	400	4,045
Invesco Office J-Reit, Inc. REIT	8	1,179
Invincible Investment Corp. REIT	7	3,215
Ito En Ltd.	100	4,227
Itochu Techno-Solutions Corp.	100	4,119
Itoham Yonekyu Holdings, Inc.	200	1,696
Iwatani Corp.	200	7,667
Iyo Bank Ltd.	300	2,396
Izumi Co. Ltd.	100	6,579
J Trust Co. Ltd.	100	641
Jafco Co. Ltd.	100	5,071
Japan Display, Inc.*	700	1,529
Japan Excellent, Inc. REIT	3	3,993
Japan Hotel REIT Investment Corp. REIT	5	3,674
Japan Logistics Fund, Inc. REIT	2	3,996
Japan Petroleum Exploration Co. Ltd.	100	2,371
Japan Rental Housing Investments, Inc. REIT	6	4,741
Japan Steel Works Ltd.	100	3,112
Japan Tissue Engineering Co. Ltd.*	100	1,301
Jimoto Holdings, Inc.	400	697
JVC Kenwood Corp.*	900	3,374
Kagome Co. Ltd.	200	6,851
Kaken Pharmaceutical Co. Ltd.	50	2,840
Kawasaki Kisen Kaisha Ltd.*	200	4,859
Keiyo Bank Ltd.	1,000	4,742
Keiyo Co. Ltd.	500	2,873
Kenedix Office Investment Corp. REIT	1	6,336
Kenedix, Inc.	300	1,918
Kewpie Corp.	200	5,494
Kinden Corp.	300	4,960
Kiyo Bank Ltd.	300	4,966
Kobayashi Pharmaceutical Co. Ltd.	100	6,551
Kokuyo Co. Ltd.	100	1,894
K’s Holdings Corp.	100	2,795
Kumagai Gumi Co. Ltd.	100	2,976
Kyowa Exeo Corp.	100	2,680
Leopalace21 Corp.	600	4,752
Lintec Corp.	200	5,848
Maeda Corp.	100	1,205
Maruha Nichiro Corp.	100	2,962
Matsui Securities Co. Ltd.	400	3,978
Matsumotokiyoshi Holdings Co. Ltd.	200	8,473
Matsuya Foods Co. Ltd.	100	3,702
MCJ Co. Ltd.	100	1,348
Megmilk Snow Brand Co. Ltd.	100	2,719
Meitec Corp.	100	5,689
Miraca Holdings, Inc.	100	3,758
Mitsui Engineering & Shipbuilding Co. Ltd.	200	3,638
Mitsui High-Tec, Inc.	200	3,882
Mitsui Mining & Smelting Co. Ltd.	100	5,052
Miura Co. Ltd.	100	2,826
MonotaRO Co. Ltd.	100	3,229
Mori Hills REIT Investment Corp. REIT	3	3,906

Mori Trust Hotel Reit, Inc. REIT	1	1,346
Mori Trust Sogo Reit, Inc. REIT	2	3,059
Morinaga & Co. Ltd.	20	917
Musashino Bank Ltd.	100	3,374
Nagase & Co. Ltd.	400	6,996
Nankai Electric Railway Co. Ltd.	200	5,116
NHK Spring Co. Ltd.	200	2,118
Nichi-iko Pharmaceutical Co. Ltd.	100	1,573
Nichirei Corp.	100	2,563
Nifco, Inc.	100	7,207
Nihon Kohden Corp.	100	2,821
Nihon M&A Center, Inc.	100	6,523
Nihon Unisys Ltd.	100	2,095
Nikkon Holdings Co. Ltd.	200	5,153
Nippon Accommodations Fund, Inc. REIT	1	4,386
Nippon Kayaku Co. Ltd.	300	3,883
Nippon Light Metal Holdings Co. Ltd.	600	1,636
Nippon Paper Industries Co. Ltd.	200	3,955
Nippon Shinyaku Co. Ltd.	100	5,642
Nippon Suisan Kaisha Ltd.	600	3,110
Nipro Corp.	400	5,946
Nishimatsu Construction Co. Ltd.	200	5,069
Nishi-Nippon Financial Holdings, Inc.	200	2,489
Nishi-Nippon Railroad Co. Ltd.	200	5,348
Nissan Shatai Co. Ltd.	300	3,056
Nisshin Steel Co. Ltd.	100	1,341
Nisshinbo Holdings, Inc.	300	4,594
NOF Corp.	100	2,773
North Pacific Bank Ltd.	900	3,155
NTN Corp.	1,000	4,424
Ogaki Kyoritsu Bank Ltd.	100	2,609
Okamoto Industries, Inc.	100	1,042
Oki Electric Industry Co. Ltd.	100	1,385
OncoTherapy Science, Inc.*	600	1,260
Orix JREIT, Inc. REIT	3	4,580
OSG Corp.	200	4,752
OSJB Holdings Corp.	200	589
Penta-Ocean Construction Co. Ltd.	900	6,537
PeptiDream, Inc.*	152	7,009
Pigeon Corp.	200	8,163
Pilot Corp.	100	5,380
Premier Investment Corp. REIT	4	4,270
Proto Corp.	100	1,715
Qol Co. Ltd.	200	4,293
Relo Group, Inc.	100	2,826
Resorttrust, Inc.	100	2,265
Rohto Pharmaceutical Co. Ltd.	200	5,612
Sangetsu Corp.	200	4,212
San-In Godo Bank Ltd.	200	1,901
Sankyu, Inc.	200	9,747
Sanwa Holdings Corp.	500	7,006
Sapporo Holdings Ltd.	100	2,854
Sawai Pharmaceutical Co. Ltd.	50	2,327
SCREEN Holdings Co. Ltd.	60	5,646
SCSK Corp.	100	4,124
Seino Holdings Co. Ltd.	400	6,864
Sekisui House Residential Investment Corp. REIT	4	4,585
Senshu Ikeda Holdings, Inc.	800	3,149
Septeni Holdings Co. Ltd.	100	408
Seria Co. Ltd.	46	2,311
Shiga Bank Ltd.	1,000	5,249
Shikoku Electric Power Co., Inc.	200	2,263
Shimachu Co. Ltd.	200	6,664
Shinko Plantech Co. Ltd.	100	903
Ship Healthcare Holdings, Inc.	100	3,501
Showa Denko KK	200	9,972
Skylark Co. Ltd.	300	4,133
Sojitz Corp.	2,400	7,918
Sosei Group Corp.*	17	1,541
Sotetsu Holdings, Inc.	100	2,660
Square Enix Holdings Co. Ltd.	100	4,293
Sugi Holdings Co. Ltd.	100	5,511
Sumitomo Forestry Co. Ltd.	200	3,380
Sumitomo Mitsui Construction Co. Ltd.	180	1,061
Sumitomo Osaka Cement Co. Ltd.	1,000	4,639
Tadano Ltd.	100	1,586
Taiyo Yuden Co. Ltd.	300	5,323
Takara Holdings, Inc.	500	6,176
Tatsuta Electric Wire And Cable Co. Ltd.	100	682
TIS, Inc.	200	7,442
Toda Corp.	1,000	7,695
Toho Holdings Co. Ltd.	100	2,372
Tokai Carbon Co. Ltd.	200	3,492
Tokai Rika Co. Ltd.	200	4,375
Tokai Tokyo Financial Holdings, Inc.	700	5,242
Tokuyama Corp.	100	3,018
Tokyo Century Corp.	100	5,689
Tokyo Ohka Kogyo Co. Ltd.	100	3,932
Tokyu REIT, Inc. REIT	4	5,474
Tomy Co. Ltd.	100	1,065
Topcon Corp.	200	4,503

Toyo Kanetsu KK	30	957
Toyo Tire & Rubber Co. Ltd.	200	3,755
Toyobo Co. Ltd.	200	3,950
Toyota Boshoku Corp.	200	4,306
TS Tech Co. Ltd.	100	4,082
Tsukuba Bank Ltd.	200	660
Tsukui Corp.	400	3,333
Tsumura & Co.	100	3,365
Tsutsumi Jewelry Co. Ltd.	100	2,016
Ube Industries Ltd.	200	6,298
Ushio, Inc.	300	4,175
Valor Holdings Co. Ltd.	200	5,492
Wacoal Holdings Corp.	50	1,490
Welcia Holdings Co. Ltd.	100	4,443
W-Scope Corp.	100	1,409
Yamato Kogyo Co. Ltd.	100	2,943
Yokohama Reito Co. Ltd.	100	1,036
Yonex Co. Ltd.	100	614
Zenkoku Hosho Co. Ltd.	100	4,429
Zensho Holdings Co. Ltd.	100	2,090
Zeon Corp.	200	3,025

		906,208

Jersey Island - 0.2%
Centamin PLC	1,368	2,806
Phoenix Group Holdings	414	4,477

		7,283

Jordan - 0.1%
Hikma Pharmaceuticals PLC	168	1,993

Luxembourg - 0.4%
APERAM SA	70	3,657
B&M European Value Retail SA	977	5,554
Grand City Properties SA	154	3,451

		12,662

Malta - 0.2%
Catena Media PLC*	55	906
Gaming Innovation Group, Inc.*	774	565
Kindred Group PLC SDR	359	5,824

		7,295

Netherlands - 2.7%
Aalberts Industries NV	126	6,344
Accell Group	46	1,181
AMG Advanced Metallurgical Group NV	16	802
Arcadis NV	98	2,358
ASM International NV	70	5,032
ASR Nederland NV	135	6,084
BE Semiconductor Industries NV	42	4,166
Corbion NV	70	2,179
Eurocommercial Properties NV	60	2,451
Euronext NV, 144A	79	5,523
Fugro NV*	102	1,485
Gemalto NV	93	5,600
IMCD Group NV	88	5,658
Intertrust NV, 144A	71	1,507
InterXion Holding NV*	83	4,673
Koninklijke BAM Groep NV	322	1,426
OCI NV*	92	2,180
Philips Lighting NV, 144A	100	3,972
PostNL NV	664	2,661
Refresco Group NV, 144A	65	1,582
SBM Offshore NV	76	1,296
Takeaway.com NV, 144A*	11	685
TKH Group NV	52	3,283
TomTom NV*	193	1,857
Wereldhave NV REIT	43	1,592
Wessanen	150	2,943

		78,520

New Zealand - 1.0%
a2 Milk Co. Ltd.*	840	8,015
Air New Zealand Ltd.	1,391	3,301
Chorus Ltd.	518	1,397
Contact Energy Ltd.	810	3,084
Infratil Ltd.	1,685	3,761
Kiwi Property Group Ltd.	3,401	3,262
SKY Network Television Ltd.	255	465
SKYCITY Entertainment Group Ltd.	1,007	2,832
Trade Me Group Ltd.	485	1,539
Z Energy Ltd.	425	2,146

		29,802

Norway - 1.5%
Aker ASA, Class A	27	1,540
Aker BP ASA	206	5,154
Aker Solutions ASA*	204	1,162
Atea ASA*	97	1,538
DNO ASA*	839	1,147
Entra ASA, 144A	137	1,905
Europris ASA, 144A	363	1,214
Frontline Ltd. (b)	152	603
Golden Ocean Group Ltd.*	85	786
Grieg Seafood ASA	73	645
Hexagon Composites ASA*	222	675
Kongsberg Automotive ASA*	1,347	1,695
Leroy Seafood Group ASA	360	2,158
Nordic Nanovector ASA*	43	381
Norway Royal Salmon ASA	32	612
Norwegian Air Shuttle ASA*(b)	65	1,475
Norwegian Finans Holding ASA*	131	1,526

Otello Corp. ASA*	89	266
Petroleum Geo-Services ASA*	205	661
Salmar ASA	50	1,786
Scatec Solar ASA, 144A	112	614
SpareBank 1 SMN	72	843
Storebrand ASA	856	7,522
TGS NOPEC Geophysical Co ASA	166	4,076
Wallenius Wilhelmsen Logistics, Class B*	140	1,074
XXL ASA, 144A	142	1,620

		42,678

Peru - 0.0%
Hochschild Mining PLC	442	1,244

Portugal - 0.4%
Banco Comercial Portugues SA, Class R*	12,159	4,376
Corticeira Amorim SGPS SA	42	523
CTT-Correios de Portugal SA	160	665
NOS SGPS SA	322	1,976
Sonae SGPS SA	2,020	2,967

		10,507

Russia - 0.1%
Evraz PLC	439	2,581

Singapore - 1.7%
Ascott Residence Trust REIT	700	618
BW LPG Ltd., 144A*	141	622
CDL Hospitality Trusts (a)	900	1,128
Chip Eng Seng Corp. Ltd.	4,500	3,210
COSCO Shipping International Singapore Co. Ltd.*	3,000	1,030
Frasers Centrepoint Trust REIT	600	1,001
Frasers Logistics & Industrial Trust REIT	1,200	987
Kenon Holdings Ltd.*	26	806
Keppel REIT	3,400	3,029
Keppel Infrastructure Trust	3,000	1,280
Mapletree Commercial Trust REIT	2,300	2,726
Mapletree Greater China Commercial Trust REIT	5,600	5,030
Mapletree Industrial Trust REIT	1,192	1,764
Mapletree Logistics Trust REIT	4,600	4,167
NetLink NBN Trust*	3,500	2,180
Raffles Medical Group Ltd.	1,113	966
Sembcorp Marine Ltd.	1,100	1,760
Singapore Post Ltd.	3,000	3,148
Starhill Global REIT	1,700	937
United Engineers Ltd.	300	584
Venture Corp. Ltd.	600	12,482
Yanlord Land Group Ltd.	800	1,002

		50,457

South Africa - 0.0%
Petra Diamonds Ltd.*(b)	866	734

Spain - 2.5%
Acciona SA	35	2,978
Acerinox SA	140	2,080
Almirall SA	117	1,255
Applus Services SA	272	3,796
Atresmedia Corp. de Medios de Comunicacion SA	124	1,293
Bolsas y Mercados Espanoles SHMSF SA	21	711
Cellnex Telecom SA, 144A	200	5,163
CIE Automotive SA	68	2,298
Distribuidora Internacional de Alimentacion SA	702	3,361
Ebro Foods SA	74	1,863
Fomento de Construcciones y Contratas SA*	183	2,246
Grupo Catalana Occidente SA	36	1,511
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	4,787
Indra Sistemas SA*	219	3,038
Inmobiliaria Colonial Socimi SA REIT	376	3,989
Mediaset Espana Comunicacion SA	203	2,358
Melia Hotels International SA	146	2,162
Merlin Properties Socimi SA REIT	384	5,512
Neinor Homes SA, 144A*	83	1,570
NH Hotel Group SA	386	2,936
Papeles y Cartones de Europa SA	156	2,383
Prosegur Cia de Seguridad SA	342	2,743
Realia Business SA*	1,907	2,536
Sacyr SA*(c)	17	52
Sacyr SA	856	2,600
Saeta Yield SA	50	743
Tecnicas Reunidas SA	62	2,024
Telepizza Group SA, 144A*	150	966
Tubacex SA*(b)	228	940
Viscofan SA	43	2,744
Zardoya Otis SA	81	855

		73,493

Sweden - 4.8%
AAK AB	50	4,585
AF AB, Class B	90	2,087
Ahlsell AB, 144A	135	862
Axfood AB	118	2,181

Betsson AB*	116	959
Bilia AB, Class A	104	1,069
BillerudKorsnas AB	229	3,411
BioGaia AB, Class B	18	760
Bonava AB, Class B	134	1,932
Bravida Holding AB, 144A	236	1,684
Camurus AB*(b)	35	452
Castellum AB	196	3,097
Com Hem Holding AB	329	5,443
Dometic Group AB, 144A	223	2,301
Dustin Group AB, 144A	148	1,397
Elekta AB, Class B	402	3,683
Evolution Gaming Group AB, 144A	55	3,673
Fabege AB	178	3,866
Fastighets AB Balder, Class B*	137	3,399
Fingerprint Cards AB, Class B*	281	348
Hansa Medical AB*	25	688
Hemfosa Fastigheter AB	216	2,547
Hexpol AB	336	3,085
Holmen AB, Class B	77	4,001
Hufvudstaden AB, Class A	28	425
Indutrade AB	186	4,956
Intrum Justitia AB	123	3,835
Investment AB Oresund	66	1,153
JM AB	108	2,365
Kungsleden AB	402	2,663
Loomis AB, Class B	117	4,267
Modern Times Group MTG AB, Class B	100	4,520
Mycronic AB (b)	100	1,267
NCC AB, Class B	119	2,277
NetEnt AB*	336	1,937
New Wave Group AB, Class B	141	980
Nibe Industrier AB, Class B	603	5,725
Nobia AB	181	1,513
Pandox AB	71	1,309
Peab AB	364	3,356
Probi AB	9	398
Ratos AB, Class B	412	1,673
RaySearch Laboratories AB*	28	460
Saab AB, Class B	80	3,648
SkiStar AB	65	1,253
SSAB AB, Class A*	355	2,129
SSAB AB, Class B*	700	3,459
Svenska Cellulosa AB SCA, Class B	730	7,267
Sweco AB, Class B	87	1,891
Swedish Orphan Biovitrum AB*	179	2,956
Thule Group AB, 144A	111	2,414
Trelleborg AB, Class B	274	7,032
Vitrolife AB	17	1,190
Wallenstam AB, Class B	294	2,576
Wihlborgs Fastigheter AB	83	1,918

		140,322

Switzerland - 4.8%
Allreal Holding AG*	24	3,982
Aryzta AG*	104	2,595
Basilea Pharmaceutica AG*	12	898
Bobst Group SA	24	3,001
Bucher Industries AG	8	3,387
Burckhardt Compression Holding AG	8	2,762
Cembra Money Bank AG*	35	3,308
Daetwyler Holding AG	5	1,064
dormakaba Holding AG*	6	5,518
Emmi AG*	3	2,270
Ferrexpo PLC	266	1,145
Flughafen Zurich AG	25	5,962
Forbo Holding AG	2	3,253
Galenica AG, 144A*	54	2,646
GAM Holding AG*	291	5,275
Georg Fischer AG	7	10,258
Helvetia Holding AG	6	3,615
Idorsia Ltd.*	110	3,014
IWG PLC	880	2,841
Landis+Gyr Group AG*	30	2,303
Leonteq AG*	10	642
Logitech International SA	248	9,819
Meyer Burger Technology AG*(b)	827	1,452
Mobilezone Holding AG	125	1,580
Mobimo Holding AG*	8	2,181
Molecular Partners AG*	19	530
OC Oerlikon Corp. AG*	370	6,288
Oriflame Holding AG	83	3,922
Panalpina Welttransport Holding AG	26	4,105
PSP Swiss Property AG	53	5,037
SFS Group AG*	32	3,721
Sulzer AG	17	2,275
Sunrise Communications Group AG, 144A*	61	5,794
Tecan Group AG	16	3,356
Temenos Group AG*	91	10,686
u-blox Holding AG*	14	3,075
Valiant Holding AG	17	2,070
VAT Group AG, 144A*	18	2,897
Vontobel Holding AG	56	3,765

		142,292

United Arab Emirates - 0.2%
Borr Drilling Ltd.*	389	1,675
NMC Health PLC	79	3,735

		5,410

United Kingdom - 16.1%
AA PLC	611	669
Abcam PLC	206	3,602
Acacia Mining PLC	39	75
Aggreko PLC	303	3,118
Aldermore Group PLC*	174	745
Allied Minds PLC*	171	320
Arrow Global Group PLC	106	512
Ascential PLC	200	1,121
Ashmore Group PLC	608	3,455
ASOS PLC*	76	7,797
Assura PLC REIT	2,405	1,914
AVEVA Group PLC	96	3,814
Balfour Beatty PLC	509	1,858
BBA Aviation PLC	1,293	6,138
Beazley PLC	592	4,238
Bellway PLC	113	4,847
Big Yellow Group PLC REIT	220	2,517
Blue Prism Group PLC*	46	1,011
Bodycote PLC	362	4,600
boohoo.com PLC*	800	2,045
Booker Group PLC	2,108	6,591
Bovis Homes Group PLC	198	2,864
Brewin Dolphin Holdings PLC	309	1,466
Britvic PLC	409	3,818
BTG PLC*	506	4,573
Cairn Energy PLC*	681	1,755
Capital & Counties Properties PLC	623	2,281
Card Factory PLC	313	851
Chemring Group PLC	471	1,249
Cineworld Group PLC	1,225	3,997
Clinigen Group PLC	216	2,748
Close Brothers Group PLC	150	3,242
CMC Markets PLC, 144A	243	513
Conviviality PLC	323	1,274
Countryside Properties PLC, 144A	96	415
Countrywide PLC*	106	124
Crest Nicholson Holdings PLC	362	2,373
CVS Group PLC	63	925
CYBG PLC	975	4,043
Daily Mail & General Trust PLC, Class A	331	3,053
Dairy Crest Group PLC	291	2,217
Debenhams PLC (b)	142	55
Dechra Pharmaceuticals PLC	54	1,872
Derwent London PLC REIT	114	4,509
Dialight PLC*	41	326
Dialog Semiconductor PLC*	108	3,505
Dignity PLC	70	788
Diploma PLC	225	3,395
Dixons Carphone PLC	1,076	2,912
Domino’s Pizza Group PLC	774	3,475
Drax Group PLC	657	2,249
DS Smith PLC	1,114	7,355
Dunelm Group PLC	180	1,437
EI Group PLC*	500	858
Electrocomponents PLC	543	4,699
Elementis PLC	568	2,282
Essentra PLC	351	2,163
esure Group PLC	623	1,950
Fenner PLC	335	2,204
Fevertree Drinks PLC	130	4,444
Firstgroup PLC*	1,747	1,971
Forterra PLC, 144A	174	684
Galliford Try PLC	128	1,618
GB Group PLC	77	450
Genus PLC	116	3,485
Go-Ahead Group PLC	60	1,265
Gocompare.Com Group PLC	623	978
Grainger PLC	828	3,112
Great Portland Estates PLC REIT	297	2,568
Greene King PLC	340	2,443
Greggs PLC	178	2,928
Halfords Group PLC	479	2,336
Halma PLC	411	6,818
Hansteen Holdings PLC REIT	450	820
Hastings Group Holdings PLC, 144A	138	594
Hays PLC	1,911	5,096
HomeServe PLC	447	4,431
Hotel Chocolat Group Ltd.	113	511
Howden Joinery Group PLC	783	4,787
Hunting PLC*	242	2,027
Hurricane Energy PLC*(b)	1,166	507
IG Group Holdings PLC	334	3,718
Inchcape PLC	172	1,607
Indivior PLC*	978	5,131
Informa PLC	658	6,299
Inmarsat PLC	518	3,351
Intermediate Capital Group PLC	392	5,710
International Personal Finance PLC	538	1,402
iomart Group PLC	182	902
IQE PLC*(b)	600	1,058

J D Wetherspoon PLC	178	3,107
JD Sports Fashion PLC	421	2,222
John Laing Group PLC, 144A	448	1,671
Jupiter Fund Management PLC	385	2,715
Just Eat PLC*	610	7,365
Just Group PLC	329	660
Kainos Group PLC	134	642
KAZ Minerals PLC*	304	3,588
Keller Group PLC	98	1,220
Kier Group PLC	122	1,742
Ladbrokes Coral Group PLC	1,498	3,394
Laird PLC	538	858
Lancashire Holdings Ltd.	221	1,704
LondonMetric Property PLC REIT	978	2,393
Man Group PLC	1,862	4,403
Marston’s PLC	922	1,318
Melrose Industries PLC	2,298	7,223
Metro Bank PLC*	71	3,863
Mitchells & Butlers PLC	384	1,293
Mitie Group PLC (b)	607	1,314
Moneysupermarket.com Group PLC	645	2,313
Morgan Advanced Materials PLC	622	2,894
National Express Group PLC	209	1,005
NCC Group PLC	209	572
NEX Group PLC	323	2,990
Northgate PLC	377	1,697
Ocado Group PLC*	745	5,674
On the Beach Group PLC, 144A	106	841
Ophir Energy PLC*	768	556
Pagegroup PLC	431	3,186
Paragon Banking Group PLC	206	1,383
Pendragon PLC	1,500	551
Pennon Group PLC	416	3,485
Petrofac Ltd.	275	1,711
Pets at Home Group PLC	676	1,596
Premier Oil PLC*	197	197
Provident Financial PLC (b)	169	2,280
Purplebricks Group PLC*(b)	260	1,570
PZ Cussons PLC	347	1,349
QinetiQ Group PLC	695	1,962
Rathbone Brothers PLC	25	896
Redrow PLC	370	3,000
Renewi PLC	459	572
Renishaw PLC	75	4,991
Rentokil Initial PLC	1,918	7,647
Restaurant Group PLC	200	669
Restore PLC	191	1,333
Rightmove PLC	67	3,945
Rotork PLC	1,389	5,641
RPC Group PLC	451	4,992
RPS Group PLC	315	982
Safestore Holdings PLC REIT	567	3,872
Saga PLC	1,300	2,040
Savills PLC	220	2,900
Senior PLC	782	3,131
Serco Group PLC*	1,694	2,122
Shaftesbury PLC REIT	232	3,074
SIG PLC	589	1,176
Sirius Minerals PLC*(b)	5,396	2,043
Sophos Group PLC, 144A	300	2,058
Sound Energy PLC*	699	434
Spectris PLC	168	6,303
Spirax-Sarco Engineering PLC	80	6,289
Spire Healthcare Group PLC, 144A	482	1,525
Sports Direct International PLC*	191	966
SSP Group PLC	614	5,110
St. Modwen Properties PLC	445	2,349
Staffline Group PLC	34	456
Stagecoach Group PLC	641	1,257
Stobart Group Ltd.	424	1,392
Stock Spirits Group PLC	310	1,174
Subsea 7 SA	309	4,697
Superdry PLC	112	2,640
Synthomer PLC	328	2,138
TalkTalk Telecom Group PLC	754	1,065
Tate & Lyle PLC	511	3,942
Ted Baker PLC	45	1,891
Telecom Plus PLC	160	2,753
Thomas Cook Group PLC	2,271	3,836
TP ICAP PLC	505	3,738
Tritax Big Box REIT PLC REIT	1,306	2,526
Tullow Oil PLC*	1,594	3,990
UBM PLC	461	5,852
Ultra Electronics Holdings PLC	109	2,386
UNITE Group PLC REIT	277	2,904
Vectura Group PLC*	1,033	1,030
Vesuvius PLC	267	2,171
Victoria PLC*	52	566
Victrex PLC	80	2,855
Virgin Money Holdings UK PLC	413	1,590
WH Smith PLC	184	5,137
William Hill PLC	584	2,641
Workspace Group PLC REIT	149	1,946
ZPG PLC, 144A	300	1,396

		472,389

United States - 0.2%
Burford Capital Ltd.	146	2,102
Sims Metal Management Ltd.	184	2,494

		4,596

TOTAL COMMON STOCKS
(Cost $2,394,009)		2,909,527

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Jungheinrich AG	90	4,403
Sartorius AG	60	8,125

		12,528

TOTAL PREFERRED STOCKS (Cost $5,526)		12,528

EXCHANGE-TRADED FUND - 0.3%
iShares MSCI EAFE Small-Cap ETF (b)
(Cost $7,699)	121	7,897

SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e)
(Cost $38,769)	38,769	38,769

TOTAL INVESTMENTS - 100.9%
(Cost $2,446,003)		$2,968,721
Other assets and liabilities, net - (0.9%)		(28,177)

NET ASSETS - 100.0%		$2,940,544

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(d)(e)
78,351	—	(39,582)	—	—	951	—	38,769	38,769

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $37,162, which is 1.3% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for period ended February 28, 2018.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2018 the Xtrackers MSCI EAFE Small Cap Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Fund and Securities Lending Collateral
Industrials	$623,117	21.3%
Consumer Discretionary	464,610	15.9
Financials	340,409	11.7
Information Technology	339,387	11.6
Real Estate	300,964	10.3
Materials	272,499	9.3
Health Care	210,875	7.3
Consumer Staples	204,824	7.0
Energy	71,034	2.4
Utilities	56,332	1.9
Telecommunication Services	38,004	1.3

Total	$2,922,055	100.0%

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
The Bank of Nova Scotia	3/5/2018	AUD	255,000	USD	206,456	$8,396	$—
The Bank of Nova Scotia	3/5/2018	CHF	140,000	USD	150,910	2,596	—
The Bank of Nova Scotia	3/5/2018	DKK	309,000	USD	51,815	1,166	—
The Bank of Nova Scotia	3/5/2018	EUR	602,000	USD	751,239	16,491	—
The Bank of Nova Scotia	3/5/2018	GBP	411,000	USD	585,040	19,068	—
The Bank of Nova Scotia	3/5/2018	HKD	480,000	USD	61,410	66	—
The Bank of Nova Scotia	3/5/2018	ILS	113,000	USD	33,174	674	—
The Bank of Nova Scotia	3/5/2018	JPY	101,965,000	USD	935,489	—	(20,545)
The Bank of Nova Scotia	3/5/2018	NOK	409,000	USD	53,323	1,524	—
The Bank of Nova Scotia	3/5/2018	NZD	39,000	USD	28,853	727	—
The Bank of Nova Scotia	3/5/2018	SEK	1,214,000	USD	154,833	8,282	—
The Bank of Nova Scotia	3/5/2018	SGD	63,000	USD	48,147	587	—
The Bank of Nova Scotia	3/5/2018	USD	190,137	AUD	244,000	—	(621)
The Bank of Nova Scotia	3/5/2018	USD	8,906	AUD	11,000	—	(362)
The Bank of Nova Scotia	3/5/2018	USD	148,140	CHF	140,000	174	—
The Bank of Nova Scotia	3/5/2018	USD	3,019	DKK	18,000	—	(69)
The Bank of Nova Scotia	3/5/2018	USD	47,667	DKK	291,000	32	—
The Bank of Nova Scotia	3/5/2018	USD	734,229	EUR	602,000	518	—
The Bank of Nova Scotia	3/5/2018	USD	540,117	GBP	392,000	—	(310)
The Bank of Nova Scotia	3/5/2018	USD	27,050	GBP	19,000	—	(886)
The Bank of Nova Scotia	3/5/2018	USD	61,340	HKD	480,000	4	—
The Bank of Nova Scotia	3/5/2018	USD	29,069	ILS	101,000	—	(20)
The Bank of Nova Scotia	3/5/2018	USD	3,524	ILS	12,000	—	(73)
The Bank of Nova Scotia	3/5/2018	USD	4,483	JPY	490,000	111	—
The Bank of Nova Scotia	3/5/2018	USD	8,259	JPY	900,000	180	—
The Bank of Nova Scotia	3/5/2018	USD	942,552	JPY	100,575,000	449	—
The Bank of Nova Scotia	3/5/2018	USD	51,857	NOK	409,000	—	(58)
The Bank of Nova Scotia	3/5/2018	USD	28,168	NZD	39,000	—	(42)
The Bank of Nova Scotia	3/5/2018	USD	146,521	SEK	1,214,000	31	—
The Bank of Nova Scotia	3/5/2018	USD	47,624	SGD	63,000	—	(65)
The Bank of Nova Scotia	4/5/2018	AUD	244,000	USD	190,138	612	—
The Bank of Nova Scotia	4/5/2018	CHF	140,000	USD	148,558	—	(185)
The Bank of Nova Scotia	4/5/2018	DKK	291,000	USD	47,783	—	(38)
The Bank of Nova Scotia	4/5/2018	EUR	602,000	USD	736,011	—	(574)
The Bank of Nova Scotia	4/5/2018	GBP	392,000	USD	540,936	306	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
The Bank of Nova Scotia	4/5/2018	ILS	101,000	USD	29,110	$14	$—
The Bank of Nova Scotia	4/5/2018	JPY	100,575,000	USD	944,721	—	(453)
The Bank of Nova Scotia	4/5/2018	NOK	409,000	USD	51,910	55	—
The Bank of Nova Scotia	4/5/2018	NZD	39,000	USD	28,158	40	—
The Bank of Nova Scotia	4/5/2018	SEK	42,000	USD	5,083	—	—
The Bank of Nova Scotia	4/5/2018	SEK	1,214,000	USD	146,874	—	(53)
The Bank of Nova Scotia	4/5/2018	SGD	63,000	USD	47,642	61	—
The Bank of Nova Scotia	4/5/2018	USD	2,957	DKK	18,000	1	—
The Bank of Nova Scotia	4/5/2018	USD	20,789	EUR	17,000	11	—
The Bank of Nova Scotia	4/5/2018	USD	8,281	GBP	6,000	—	(6)
The Bank of Nova Scotia	4/5/2018	USD	34,809	JPY	3,705,000	9	—
The Bank of Nova Scotia	4/6/2018	HKD	480,000	USD	61,392	—	(9)

Total unrealized appreciation (depreciation)						$62,185	$(24,369)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$2,906,953	$—	$2,574	$2,909,527
Preferred Stock	12,528	—	—	12,528
Exchange-Traded Fund	7,897	—	—	7,897
Short-Term Investments	38,769	—	—	38,769
Derivatives (h)
Forward Foreign Currency Contracts	—	62,185	—	62,185

TOTAL	$2,966,147	$62,185	$2,574	$3,030,906

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(24,369)	$—	$(24,369)

TOTAL	$—	$(24,369)	$—	$(24,369)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

During the period ended February 28, 2018, the amount of transfers between Level 1 and Level 3 was $2,624 and between Level 3 and Level 1 was $2,797. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	April 24, 2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	April 24, 2018

*	Print the name and title of each signing officer under his or her signature.